VENTURE(R)

VARIABLE PRODUCTS

[a man and woman riding bikes]

Unaudited Financial Statements

                           [MANULIFE FINANCIAL LOGO]

                  Venture Annuities: Issuer and Administrator

           The Manufacturers Life Insurance Company of North America

           Venture VUL, SVUL, and COLI VUL; Issuer and Administrator
              The Manufacturers Life Insurance Company of America


Manufacturers

Investment Trust

Semi-Annual

Report

June 30, 1999

MANUFACTURERS INVESTMENT TRUST
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

August 23, 1999




Dear Fellow Investors:

It is my pleasure to present to you the 1999 semi-annual financial statements of the Manufacturers Investment Trust (the "Trust"), the mutual fund that is the underlying investment vehicle for your variable insurance product or retirement plan. The financial statements that follow reflect operations for the six months ended June 30, 1999. During this period, total net assets of the Trust grew from $13.40 billion as of December 31, 1998, to $15.35 billion as of June 30, 1999, reflecting the ongoing interest in tax-deferred variable insurance products as vehicles for retirement and estate planning.

At Manulife Financial, we are committed to helping you meet your long-term financial goals by delivering you a full range of investment options and expertise. Part of this commitment is our disciplined and comprehensive asset manager selection and review process, which seeks to provide our investors with the highest likelihood of good performance, both today and tomorrow. To this end, we upgraded our investment program on May 1, 1999, adding six of the world's best asset managers, including A I M Capital Management, Inc., Capital Guardian Trust Company, Franklin Advisers, Inc., Pacific Investment Management Company (PIMCO), State Street Global Advisors (SSgA), and Templeton Investment Counsel, Inc. Joining with our already outstanding manager lineup, we now provide you access to 16 of the market's investment elite who manage over $2.8 trillion in assets (as of 3/31/99) and together have over 635 years of investment leadership. In choosing these firms, we select those firms and managers we believe demonstrate superior past performance, consistency in investment approach, management continuity and outstanding brand strength.

In the financial markets, the first half of 1999 has had two rather distinct phases. The first quarter was a continuation of 1998 -- large cap growth stocks and technology stocks reigned supreme, leaving most other asset classes behind. For example, in the first quarter, the S&P 500 Index (comprised of large cap growth and value stocks) returned 4.99%, while the Russell 2000 Index (comprised of small cap growth and value stocks) returned -5.42%. In the second quarter, investors were again reminded of the value of diversification because, after more than a year of rather limited returns for small, mid cap, and value stocks, sentiment changed again. While the S&P 500 Index gained a respectable 7.05%, the Russell 2000 Index made a significant leap, returning 15.55%. It was a good reminder of how quickly market trends can change, and how important diversification can be to enabling you to meet your long-term financial goals. Diversification helps investors avoid the ups and downs of investing in a single type of investment. By including investments that respond to different market or economic factors, when one is doing poorly, another may be doing well. With Manulife Financial's range of asset classes, investment styles, and world-class managers, creating a diverse investment portfolio that helps you meet your long-term financial goals is simple and straightforward.

We encourage you to work closely with a professional investment advisor to periodically review and update your financial program to ensure that it is structured to best help you meet your goals. Now may be the right time to reevaluate your mix of portfolios to take advantage of our many new investment alternatives, to better reflect your investment horizon, or to add new asset classes to increase your diversification and spread out your risks.

Thank you for choosing Manulife Financial. We look forward to serving your investment needs and continuing to earn your trust throughout the rest of 1999 and into the next millennium.

Sincerely,

/s/ John D. DesPrez III

John D. DesPrez III
President

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

     Statements of Assets and Liabilities...................................................................          1

     Statements of Operations...............................................................................          9

     Statements of Changes in Net Assets....................................................................         17

     Financial Highlights...................................................................................         30

     Portfolio of Investments:

          Pacific Rim Emerging Markets Trust................................................................         69
          Science & Technology Trust........................................................................         71
          International Small Cap Trust.....................................................................         72
          Aggressive Growth Trust...........................................................................         74
          Emerging Small Company Trust......................................................................         78
          Small Company Blend Trust.........................................................................         80
          Mid Cap Growth Trust..............................................................................         83
          Mid Cap Stock Trust...............................................................................         87
          Overseas Trust....................................................................................         89
          International Stock Trust.........................................................................         94
          International Value Trust.........................................................................         97
          Mid Cap Blend Trust...............................................................................         99
          Small Company Value Trust.........................................................................        106
          Global Equity Trust...............................................................................        114
          Growth Trust......................................................................................        116
          Large Cap Growth Trust............................................................................        118
          Quantitative Equity Trust.........................................................................        121
          Blue Chip Growth Trust............................................................................        124
          Real Estate Securities Trust......................................................................        127
          Value Trust.......................................................................................        128
          Equity Index Trust................................................................................        130
          Growth & Income Trust.............................................................................        139
          U.S. Large Cap Value Trust........................................................................        141
          Equity-Income Trust...............................................................................        143
          Income & Value Trust..............................................................................        146
          Balanced Trust....................................................................................        151
          High Yield Trust..................................................................................        153
          Strategic Bond Trust..............................................................................        158
          Global Bond Trust.................................................................................        166
          Total Return Trust................................................................................        169
          Investment Quality Bond Trust.....................................................................        171
          Diversified Bond Trust............................................................................        181
          U.S. Government Securities Trust..................................................................        183
          Money Market Trust................................................................................        185
          Lifestyle Aggressive 1000 Trust...................................................................        186
          Lifestyle Growth 820 Trust........................................................................        186
          Lifestyle Balanced 640 Trust......................................................................        187
          Lifestyle Moderate 460 Trust......................................................................        187
          Lifestyle Conservative 280 Trust..................................................................        187

     Notes to Financial Statements..........................................................................        189

     Results of Special Meeting of Shareholders.............................................................        207

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1999 (UNAUDITED)



                                                                               PACIFIC RIM
                                                                                 EMERGING           SCIENCE &       INTERNATIONAL
                                                                                  MARKETS           TECHNOLOGY        SMALL CAP
                                                                                   TRUST              TRUST             TRUST
                                                                                   -----              -----             -----
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                                 $42,872,491      $518,301,289      $141,476,055
Repurchase agreements, at value                                                   10,920,000                 -        10,319,000
Cash                                                                                     307           157,510               880
Foreign currency                                                                   1,259,384            11,157         1,018,249
Receivables:
     Investments sold                                                                      -           651,014                 -
     Dividends and interest                                                          115,145            38,470           128,843
     Foreign tax withholding reclaims                                                  1,430               292            64,626
Other assets                                                                             319             3,329             1,425
                                                                                -------------     -------------     -------------
     Total assets                                                                 55,169,076       519,163,061       153,009,078
                                                                                -------------     -------------     -------------

LIABILITIES
Payables:
     Net forward foreign currency
       contracts (Note 8)                                                                319               311             1,638
     Investments purchased                                                           217,526         4,930,576           710,790
     Dividend and interest withholding tax                                            13,645                 -            20,642
     Due to custodian for overdraft                                                        -                 -                 -
     Custodian fee                                                                     1,477             7,672            19,980
     Other accrued expenses                                                              313             4,862             5,523
Collateral on securities loaned, at value                                          7,972,907        38,211,024        16,302,461
                                                                                -------------     -------------     -------------
     Total liabilities                                                             8,206,187        43,154,445        17,061,034
                                                                                -------------     -------------     -------------
NET ASSETS                                                                       $46,962,889      $476,008,616      $135,948,044
                                                                                =============     =============     =============

Net assets consist of:
Undistributed net investment loss (Note 2)                                         ($147,065)        ($644,027)         ($11,875)
Accumulated undistributed net realized gain
     (loss) on investments, foreign currency
     and forward foreign currency contracts                                       (7,931,515)       38,309,969           211,921
Unrealized appreciation (depreciation) on:
     Investments                                                                   4,357,955        92,199,784        30,557,851
     Foreign currency and forward foreign
     currency contracts                                                              (11,016)              387            (5,887)
Capital shares at par value of $.01 (Note 4)                                          55,370           187,374            82,483
Additional paid-in capital                                                        50,639,160       345,955,129       105,113,551
                                                                                -------------     -------------     -------------
NET ASSETS                                                                       $46,962,889      $476,008,616      $135,948,044
                                                                                =============     =============     =============
Capital shares outstanding (Note 4)                                                5,536,974        18,737,390         8,248,296
                                                                                -------------     -------------     -------------
Net asset value, offering price and redemption price per share                         $8.48            $25.40            $16.48
                                                                                -------------     -------------     -------------
Investments in securities, at identified cost (Note 2)                           $49,434,536      $426,101,505      $121,237,204
                                                                                -------------     -------------     -------------
Investments in foreign currency, at identified cost (Note 2)                      $1,270,215           $11,173        $1,021,857
                                                                                =============     =============     =============




                                                                                AGGRESSIVE        EMERGING
                                                                                  GROWTH       SMALL COMPANY
                                                                                  TRUST            TRUST
                                                                                  -----            -----
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                               $82,113,218     $324,749,892
Repurchase agreements, at value                                                          -       27,212,000
Cash                                                                                 2,124                -
Foreign currency                                                                         -                -
Receivables:
     Investments sold                                                              470,872            9,650
     Dividends and interest                                                          1,069           62,543
     Foreign tax withholding reclaims                                                    -                -
Other assets                                                                           882            2,773
                                                                               ------------    -------------
     Total assets                                                               82,588,165      352,036,858
                                                                               ------------    -------------

LIABILITIES
Payables:
     Net forward foreign currency
       contracts (Note 8)                                                                -                -
     Investments purchased                                                         188,800           89,761
     Dividend and interest withholding tax                                               -                -
     Due to custodian for overdraft                                                      -            4,899
     Custodian fee                                                                   6,278            5,122
     Other accrued expenses                                                         15,935            8,828
Collateral on securities loaned, at value                                       15,940,249       63,548,815
                                                                               ------------    -------------
     Total liabilities                                                          16,151,262       63,657,425
                                                                               ------------    -------------
NET ASSETS                                                                     $66,436,903     $288,379,433
                                                                               ============    =============

Net assets consist of:
Undistributed net investment loss (Note 2)                                       ($354,745)       ($704,100)
Accumulated undistributed net realized gain
     (loss) on investments, foreign currency
     and forward foreign currency contracts                                       (675,444)      26,380,042
Unrealized appreciation (depreciation) on:
     Investments                                                                 7,814,528       32,053,264
     Foreign currency and forward foreign
     currency contracts                                                                  -                -
Capital shares at par value of $.01 (Note 4)                                        51,185          115,701
Additional paid-in capital                                                      59,601,379      230,534,526
                                                                               ------------    -------------
NET ASSETS                                                                     $66,436,903     $288,379,433
                                                                               ============    =============
Capital shares outstanding (Note 4)                                              5,118,517       11,570,052
                                                                               ------------    -------------
Net asset value, offering price and redemption price per share                      $12.98           $24.92
                                                                               ------------    -------------
Investments in securities, at identified cost (Note 2)                         $74,298,690     $319,908,628
                                                                               ------------    -------------
Investments in foreign currency, at identified cost (Note 2)                            --               --
                                                                               ============    =============


The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1999 (UNAUDITED)

                                                                              SMALL
                                                                             COMPANY          MID CAP          MID CAP
                                                                              BLEND           GROWTH            STOCK
                                                                              TRUST           TRUST             TRUST
                                                                              -----           -----             -----
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)                          $17,419,688     $460,398,341      $61,462,567
Repurchase agreements, at value                                              2,098,000                -        3,146,000
Cash                                                                               930            6,448              521
Foreign currency                                                                     -                -                -
Receivables:
      Net forward foreign currency
        contracts (Note 8)                                                           -                -                -
      Investments sold                                                          71,279          916,885           35,476
      Dividends and interest                                                     5,595          111,107           19,356
      Foreign tax withholding reclaims                                               -            1,072                -
Deferred organization expenses (Note 2)                                              -                -                -
Other assets                                                                        98            4,368              557
                                                                           ------------    -------------     ------------
      Total assets                                                          19,595,590      461,438,221       64,664,477
                                                                           ------------    -------------     ------------

LIABILITIES
Payables:
      Investments purchased                                                     54,978            7,505        1,086,084
      Variation margin for open futures contracts                                    -                -                -
      Dividend and interest withholding tax                                        109              750                -
      Custodian fee                                                              4,023            9,815                -
      Other accrued expenses                                                       587            8,853            7,500
Collateral on securities loaned, at value                                            -                -                -
                                                                           ------------    -------------     ------------
      Total liabilities                                                         59,697           26,923        1,093,584
                                                                           ------------    -------------     ------------
NET ASSETS                                                                 $19,535,893     $461,411,298      $63,570,893
                                                                           ============    =============     ============

Net assets consist of:
Undistributed net investment income (loss) (Note 2)                            ($2,668)     ($1,004,496)         $10,354
Accumulated undistributed net realized gain
      (loss) on investments, foreign currency
      and forward foreign currency contracts                                    32,917       66,811,335         (702,365)
Unrealized appreciation (depreciation) on:
      Investments                                                            1,452,919       30,964,885        3,194,576
      Futures contracts                                                              -                -                -
      Foreign currency and forward foreign
      currency contracts                                                             -                -                -
Capital shares at par value of $.01 (Note 4)                                    14,332          245,189           48,248
Additional paid-in capital                                                  18,038,393      364,394,386       61,020,080
                                                                           ------------    -------------     ------------
NET ASSETS                                                                 $19,535,893     $461,411,298      $63,570,893
                                                                           ============    =============     ============
Capital shares outstanding (Note 4)                                          1,433,256       24,518,858        4,824,842
                                                                           ------------    -------------     ------------
Net asset value, offering price and redemption price per share                  $13.63           $18.82           $13.18
                                                                           ------------    -------------     ------------
Investments in securities, at identified cost (Note 2)                     $18,064,769     $429,433,456      $61,413,991
                                                                           ------------    -------------     ------------
Investments in foreign currency, at identified cost (Note 2)                        --               --               --
                                                                           ============    =============     ============




                                                                                           INTERNATIONAL
                                                                            OVERSEAS           STOCK
                                                                              TRUST            TRUST
                                                                              -----            -----
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)                         $274,067,961     $154,184,456
Repurchase agreements, at value                                             28,969,000        9,827,000
Cash                                                                                60              511
Foreign currency                                                             1,586,240        3,853,121
Receivables:
      Net forward foreign currency
        contracts (Note 8)                                                       1,322                -
      Investments sold                                                       1,989,575                -
      Dividends and interest                                                   368,800          419,079
      Foreign tax withholding reclaims                                         370,032          175,834
Deferred organization expenses (Note 2)                                          5,140                -
Other assets                                                                     2,364            2,371
                                                                          -------------    -------------
      Total assets                                                         307,360,494      168,462,372
                                                                          -------------    -------------

LIABILITIES
Payables:
      Investments purchased                                                  2,495,499          331,859
      Variation margin for open futures contracts                               43,056                -
      Dividend and interest withholding tax                                     41,536           52,375
      Custodian fee                                                             35,918           44,124
      Other accrued expenses                                                     1,659           26,511
Collateral on securities loaned, at value                                   20,074,319                -
                                                                          -------------    -------------
      Total liabilities                                                     22,691,987          454,869
                                                                          -------------    -------------
NET ASSETS                                                                $284,668,507     $168,007,503
                                                                          =============    =============

Net assets consist of:
Undistributed net investment income (loss) (Note 2)                         $1,687,147       $1,113,435
Accumulated undistributed net realized gain
      (loss) on investments, foreign currency
      and forward foreign currency contracts                                17,845,531       15,071,677
Unrealized appreciation (depreciation) on:
      Investments                                                            6,121,106       11,388,939
      Futures contracts                                                        181,995                -
      Foreign currency and forward foreign
      currency contracts                                                       (12,917)         (17,285)
Capital shares at par value of $.01 (Note 4)                                   237,393          126,929
Additional paid-in capital                                                 258,608,252      140,323,808
                                                                          -------------    -------------
NET ASSETS                                                                $284,668,507     $168,007,503
                                                                          =============    =============
Capital shares outstanding (Note 4)                                         23,739,249       12,692,865
                                                                          -------------    -------------
Net asset value, offering price and redemption price per share                  $11.99           $13.24
                                                                          -------------    -------------
Investments in securities, at identified cost (Note 2)                    $296,915,855     $152,622,517
                                                                          -------------    -------------
Investments in foreign currency, at identified cost (Note 2)                $1,583,535       $3,856,902
                                                                          =============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 1999 (UNAUDITED)

                                                                                                                     SMALL
                                                                      INTERNATIONAL          MID CAP                COMPANY
                                                                         VALUE                BLEND                  VALUE
                                                                         TRUST                TRUST                  TRUST
                                                                         -----                -----                  -----
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)                   $    58,838,295       $ 1,710,755,951       $    91,690,032
Repurchase agreements, at value                                           3,225,000            36,718,000             4,150,000
Cash                                                                            471                   720                   823
Foreign currency                                                              1,085                    36                    --
Receivables:
      Net forward foreign currency
        contracts (Note 8)                                                       --                    --                    --
      Investments sold                                                           --             7,541,156               253,066
      Variation margin for open futures contracts                                --                    --                    --
      Dividends and interest                                                205,387             1,133,323                99,337
      Foreign tax withholding reclaims                                       19,254               146,120                    --
Other assets                                                                    532                15,592                 1,407
                                                                    ---------------       ---------------       ---------------
      Total assets                                                       62,290,024         1,756,310,898            96,194,665
                                                                    ---------------       ---------------       ---------------

LIABILITIES
Payables:
      Net forward foreign currency
        contracts (Note 8)                                                    2,059                    --                    --
      Investments purchased                                                 425,294             4,420,468               360,979
      Dividend and interest withholding tax                                  22,776                    --                    --
      Custodian fee                                                              --                37,481                22,222
      Other accrued expenses                                                 15,986                14,775                20,170
Collateral on securities loaned, at value                                        --           134,698,912            12,033,552
                                                                    ---------------       ---------------       ---------------
      Total liabilities                                                     466,115           139,171,636            12,436,923
                                                                    ---------------       ---------------       ---------------
NET ASSETS                                                          $    61,823,909       $ 1,617,139,262       $    83,757,742
                                                                    ===============       ===============       ===============

Net assets consist of:
Undistributed net investment income (loss) (Note 2)                 $       276,363       $     3,465,566       $       145,050
Accumulated undistributed net realized gain
      (loss) on investments, foreign currency
      and forward foreign currency contracts                                (51,255)           88,202,088           (18,079,037)
Unrealized appreciation (depreciation) on:
      Investments                                                          (461,552)          177,208,839             7,691,587
      Futures contracts                                                          --                    --                    --
      Foreign currency and forward foreign
      currency contracts                                                     (2,855)               (6,947)                   --
Capital shares at par value of $.01 (Note 4)                                 49,873               803,182                72,341
Additional paid-in capital                                               62,013,335         1,347,466,534            93,927,801
                                                                    ---------------       ---------------       ---------------
NET ASSETS                                                          $    61,823,909       $ 1,617,139,262       $    83,757,742
                                                                    ===============       ===============       ===============
Capital shares outstanding (Note 4)                                       4,987,263            80,318,255             7,234,102
                                                                    ---------------       ---------------       ---------------
Net asset value, offering price and redemption price per share      $         12.40       $         20.13       $         11.58
                                                                    ---------------       ---------------       ---------------
Investments in securities, at identified cost (Note 2)              $    62,524,847       $ 1,570,265,112       $    88,148,445
                                                                    ---------------       ---------------       ---------------
Investments in foreign currency, at identified cost (Note 2)        $         1,085       $            36                    --
                                                                    ===============       ===============       ===============




                                                                          GLOBAL
                                                                          EQUITY              GROWTH
                                                                          TRUST               TRUST
                                                                          -----               -----
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)                   $   918,351,960      $   464,433,655
Repurchase agreements, at value                                          68,992,000            5,447,000
Cash                                                                            204                  139
Foreign currency                                                          2,878,016                4,034
Receivables:
      Net forward foreign currency
        contracts (Note 8)                                                3,062,124                   --
      Investments sold                                                      817,992            4,479,750
      Variation margin for open futures contracts                                --               67,500
      Dividends and interest                                              2,864,333              313,282
      Foreign tax withholding reclaims                                      632,077                  170
Other assets                                                                  9,015                3,984
                                                                    ---------------      ---------------
      Total assets                                                      997,607,721          474,749,514
                                                                    ---------------      ---------------

LIABILITIES
Payables:
      Net forward foreign currency
        contracts (Note 8)                                                       --                   --
      Investments purchased                                               1,063,856                   --
      Dividend and interest withholding tax                                 188,233                   --
      Custodian fee                                                          65,982                2,479
      Other accrued expenses                                                191,364               15,699
Collateral on securities loaned, at value                                66,675,079           23,425,753
                                                                    ---------------      ---------------
      Total liabilities                                                  68,184,514           23,443,931
                                                                    ---------------      ---------------
NET ASSETS                                                          $   929,423,207      $   451,305,583
                                                                    ===============      ===============

Net assets consist of:
Undistributed net investment income (loss) (Note 2)                 $     7,041,139      ($      158,089)
Accumulated undistributed net realized gain
      (loss) on investments, foreign currency
      and forward foreign currency contracts                             29,203,798           51,829,151
Unrealized appreciation (depreciation) on:
      Investments                                                       140,535,007           43,570,982
      Futures contracts                                                          --              185,289
      Foreign currency and forward foreign
      currency contracts                                                  3,027,619                1,899
Capital shares at par value of $.01 (Note 4)                                494,318              200,630
Additional paid-in capital                                              749,121,326          355,675,721
                                                                    ---------------      ---------------
NET ASSETS                                                          $   929,423,207      $   451,305,583
                                                                    ===============      ===============
Capital shares outstanding (Note 4)                                      49,431,824           20,062,956
                                                                    ---------------      ---------------
Net asset value, offering price and redemption price per share      $         18.80      $         22.49
                                                                    ---------------      ---------------
Investments in securities, at identified cost (Note 2)              $   846,808,953      $   426,309,673
                                                                    ---------------      ---------------
Investments in foreign currency, at identified cost (Note 2)        $     2,875,182      $         2,130
                                                                    ===============      ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 1999 (Unaudited)


                                                                        LARGE CAP           QUANTITATIVE           BLUE CHIP
                                                                          GROWTH               EQUITY               GROWTH
                                                                          TRUST                TRUST                TRUST
                                                                          -----                -----                -----
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)                   $   296,936,522       $   363,886,292      $ 1,518,268,768
Repurchase agreements, at value                                          12,940,000            25,235,000            2,504,000
Cash                                                                            412                   210                  450
Foreign currency                                                             10,700                    --                  250
Receivables:
      Net forward foreign currency
        contracts (Note 8)                                                       10                    --                   --
      Investments sold                                                      818,997               920,161            5,310,169
      Dividends and interest                                                305,398               249,111              937,362
      Foreign tax withholding reclaims                                       17,112                    --                  221
Other assets                                                                  2,805                 3,247               13,558
                                                                    ---------------       ---------------      ---------------
      Total assets                                                      311,031,956           390,294,021        1,527,034,778
                                                                    ---------------       ---------------      ---------------

LIABILITIES
Payables:
      Investments purchased                                               4,813,581             5,967,814            6,661,153
      Dividend and interest withholding tax                                   9,529                    --                   --
      Custodian fee                                                          31,452                    --                9,882
      Other accrued expenses                                                  2,935                16,368               34,543
Collateral on securities loaned, at value                                18,271,861            17,105,807           52,920,825
                                                                    ---------------       ---------------      ---------------
      Total liabilities                                                  23,129,358            23,089,989           59,626,403
                                                                    ---------------       ---------------      ---------------
NET ASSETS                                                          $   287,902,598       $   367,204,032      $ 1,467,408,375
                                                                    ===============       ===============      ===============

Net assets consist of:
Undistributed net investment income (Note 2)                        $     1,202,944       $     1,104,660      $     1,006,749
Accumulated undistributed net realized gain
      (loss) on investments, foreign currency
      and forward foreign currency contracts                             52,702,300            38,967,058           30,907,184
Unrealized appreciation (depreciation) on:
      Investments                                                        21,490,392            32,614,790          413,149,985
      Foreign currency and forward foreign
      currency contracts                                                     (1,198)                   --                  (63)
Capital shares at par value of $.01 (Note 4)                                196,198               143,581              739,480
Additional paid-in capital                                              212,311,962           294,373,943        1,021,605,040
                                                                    ---------------       ---------------      ---------------
NET ASSETS                                                          $   287,902,598       $   367,204,032      $ 1,467,408,375
                                                                    ===============       ===============      ===============
Capital shares outstanding (Note 4)                                      19,619,797            14,358,075           73,948,023
                                                                    ---------------       ---------------      ---------------
Net asset value, offering price and redemption price per share      $         14.67       $         25.57      $         19.84
                                                                    ---------------       ---------------      ---------------
Investments in securities, at identified cost (Note 2)              $   288,386,130       $   356,506,502      $ 1,107,622,783
                                                                    ---------------       ---------------      ---------------
Investments in foreign currency, at identified cost (Note 2)        $        10,718                    --      $           255
                                                                    ===============       ===============      ===============



                                                                       REAL ESTATE
                                                                       SECURITIES               VALUE
                                                                         TRUST                  TRUST
                                                                         -----                  -----
ASSETS
Investments in securities, at value
      (See accompanying portfolio of investments)                   $   153,874,550       $   170,125,589
Repurchase agreements, at value                                             181,000             6,028,000
Cash                                                                            777                   264
Foreign currency                                                                 --                    --
Receivables:
      Net forward foreign currency
        contracts (Note 8)                                                       --                    --
      Investments sold                                                    1,232,934               789,453
      Dividends and interest                                              1,074,887               132,808
      Foreign tax withholding reclaims                                           --                    --
Other assets                                                                    341                 2,431
                                                                    ---------------       ---------------
      Total assets                                                      156,364,489           177,078,545
                                                                    ---------------       ---------------

LIABILITIES
Payables:
      Investments purchased                                               2,615,347             3,093,625
      Dividend and interest withholding tax                                      --                    --
      Custodian fee                                                           5,252                 2,553
      Other accrued expenses                                                  9,451                22,277
Collateral on securities loaned, at value                                11,707,596             3,074,388
                                                                    ---------------       ---------------
      Total liabilities                                                  14,337,646             6,192,843
                                                                    ---------------       ---------------
NET ASSETS                                                          $   142,026,843       $   170,885,702
                                                                    ===============       ===============

Net assets consist of:
Undistributed net investment income (Note 2)                        $     4,613,286       $     1,246,906
Accumulated undistributed net realized gain
      (loss) on investments, foreign currency
      and forward foreign currency contracts                            (28,498,272)            1,855,431
Unrealized appreciation (depreciation) on:
      Investments                                                         2,800,919            14,390,843
      Foreign currency and forward foreign
      currency contracts                                                         --                    --
Capital shares at par value of $.01 (Note 4)                                 99,013               108,584
Additional paid-in capital                                              163,011,897           153,283,938
                                                                    ---------------       ---------------
NET ASSETS                                                          $   142,026,843       $   170,885,702
                                                                    ===============       ===============
Capital shares outstanding (Note 4)                                       9,901,289            10,858,401
                                                                    ---------------       ---------------
Net asset value, offering price and redemption price per share      $         14.34       $         15.74
                                                                    ---------------       ---------------
Investments in securities, at identified cost (Note 2)              $   151,254,631       $   161,762,746
                                                                    ---------------       ---------------
Investments in foreign currency, at identified cost (Note 2)                     --                    --
                                                                    ===============       ===============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES - June 30, 1999 (Unaudited)


                                                                          EQUITY             GROWTH &             U.S. LARGE
                                                                          INDEX              INCOME                CAP VALUE
                                                                          TRUST               TRUST                  TRUST
                                                                          -----               -----                  -----
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                    $    92,772,491      $ 2,880,450,677       $    88,995,994
Repurchase agreements, at value                                           1,817,000           55,811,000            11,829,000
Cash                                                                            483                  612                     2
Foreign currency                                                                 --               10,615                    --
Receivables:
     Investments sold                                                        35,883                   --                    --
     Variation margin for open futures contracts                             37,500                   --                    --
     Dividends and interest                                                  72,703            2,349,386                57,863
     Foreign tax withholding reclaims                                             5                   --                    --
Other assets                                                                    814               26,863                   627
                                                                    ---------------       ---------------       ---------------
     Total assets                                                        94,736,879        2,938,649,153           100,883,486
                                                                    ---------------       ---------------       ---------------

LIABILITIES
Payables:
     Investments purchased                                                       --                   --                29,859
     Dividend and interest withholding tax                                        5                   --                    --
     Custodian fee                                                            3,350               22,776                 3,313
     Other accrued expenses                                                  59,513               55,564                 4,308
Collateral on securities loaned, at value                                 4,004,139           32,111,245                    --
                                                                    ---------------      ---------------       ---------------
     Total liabilities                                                    4,067,007           32,189,584                37,480
                                                                    ---------------      ---------------       ---------------
NET ASSETS                                                          $    90,669,872      $ 2,906,459,569       $   100,846,006
                                                                    ===============      ===============       ===============

Net assets consist of:
Undistributed net investment income (Note 2)                        $       453,863      $     8,642,222       $        87,374
Accumulated undistributed net realized gain
     on investments, foreign currency
     and forward foreign currency contracts                                 526,422           86,913,606                94,500
Unrealized appreciation (depreciation) on:
     Investments                                                         17,642,988        1,042,579,922             1,598,217
     Futures contracts                                                       59,277                   --                    --
     Foreign currency and forward foreign
     currency contracts                                                          --               (1,507)                   (2)
Capital shares at par value of $.01 (Note 4)                                 52,596              937,734                79,331
Additional paid-in capital                                               71,934,726        1,767,387,592            98,986,586
                                                                    ---------------      ---------------       ---------------
NET ASSETS                                                          $    90,669,872      $ 2,906,459,569       $   100,846,006
                                                                    ===============      ===============       ===============
Capital shares outstanding (Note 4)                                       5,259,637           93,773,415             7,933,053

                                                                    ---------------      ---------------       ---------------
Net asset value, offering price and redemption price per share      $         17.24      $         30.99       $         12.71
                                                                    ---------------      ---------------       ---------------
Investments in securities, at identified cost (Note 2)              $    76,946,503      $ 1,893,681,755       $    99,226,777
                                                                    ---------------      ---------------       ---------------
Investments in foreign currency, at identified cost (Note 2)                     --      $        12,122                    --
                                                                    ===============      ===============       ===============



                                                                         EQUITY-              INCOME &
                                                                         INCOME                VALUE
                                                                         TRUST                 TRUST
                                                                         -----                 -----
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                    $ 1,136,477,065       $   794,995,840
Repurchase agreements, at value                                           1,097,000            25,752,000
Cash                                                                            461                   177
Foreign currency                                                                 --               538,869
Receivables:
     Investments sold                                                     2,288,380                    --
     Variation margin for open futures contracts                                 --                    --
     Dividends and interest                                               2,099,512             3,217,847
     Foreign tax withholding reclaims                                        11,414                25,418
Other assets                                                                 11,000                 6,167
                                                                     ---------------      ----------------
     Total assets                                                     1,141,984,832           824,536,318
                                                                     ---------------      ----------------

LIABILITIES
Payables:
     Investments purchased                                                  106,841             2,198,210
     Dividend and interest withholding tax                                   14,798                11,984
     Custodian fee                                                           19,877                51,214
     Other accrued expenses                                                  31,104                 9,864
Collateral on securities loaned, at value                                38,639,735           165,079,354
                                                                    ---------------       ---------------
     Total liabilities                                                   38,812,355           167,350,626
                                                                    ---------------       ---------------
NET ASSETS                                                          $ 1,103,172,477       $   657,185,692
                                                                    ===============       ===============

Net assets consist of:
Undistributed net investment income (Note 2)                        $    10,220,815       $     7,537,690
Accumulated undistributed net realized gain
     on investments, foreign currency
     and forward foreign currency contracts                              57,946,545           111,393,454
Unrealized appreciation (depreciation) on:
     Investments                                                        235,680,096            17,722,712
     Futures contracts                                                           --                    --
     Foreign currency and forward foreign
     currency contracts                                                        (706)              (75,657)
Capital shares at par value of $.01 (Note 4)                                595,413               519,005
Additional paid-in capital                                              798,730,314           520,088,488
                                                                    ---------------       ---------------
NET ASSETS                                                          $ 1,103,172,477       $   657,185,692
                                                                    ===============       ===============
Capital shares outstanding (Note 4)                                      59,541,264            51,900,487
                                                                    ---------------       ---------------
Net asset value, offering price and redemption price per share      $         18.53       $         12.66
                                                                    ---------------       ---------------
Investments in securities, at identified cost (Note 2)              $   901,893,969       $   803,025,128
                                                                    ---------------       ---------------
Investments in foreign currency, at identified cost (Note 2)                     --       $       612,111
                                                                    ===============       ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 1999 (Unaudited)


                                                                                              HIGH                STRATEGIC
                                                                         BALANCED             YIELD                 BOND
                                                                           TRUST              TRUST                 TRUST
                                                                           -----              -----                 -----
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                       $270,572,763        $217,988,095         $424,097,102
Repurchase agreements, at value                                          16,579,000           7,522,000                    -
Cash                                                                            691                 265                2,267
Foreign currency                                                             97,255                 275              431,090
Receivables:
     Net forward foreign currency
       contracts (Note 8)                                                       814             487,510               80,619
     Investments sold                                                     1,522,856           1,373,917              507,000
     Variation margin for open futures contracts                                  -             174,912                    -
     Dividends and interest                                               1,817,180           3,972,288            6,772,216
     Foreign tax withholding reclaims                                        37,780                   -                    -
Other assets                                                                  2,881               2,052                4,252
                                                                       -------------       -------------        -------------
     Total assets                                                       290,631,220         231,521,314          431,894,546
                                                                       -------------       -------------        -------------

LIABILITIES
Payables:
     Investments purchased                                                1,016,400             209,625           13,950,729
     Dividend and interest withholding tax                                    2,533               1,312               30,148
     Custodian fee                                                           11,046               5,928               19,594
     Other accrued expenses                                                   8,061              14,483               26,409
Interest rate swap contracts (Notes 2 and 3)                                      -                   -                    -
Written options outstanding, at value
   (premiums received: $37,784) (Notes 2 and 3)                                   -                   -                    -
Collateral on securities loaned, at value                                11,588,388          10,691,931           33,419,058
Deferred mortgage dollar roll income                                              -                   -                5,159
                                                                       -------------       -------------        -------------
     Total liabilities                                                   12,626,428          10,923,279           47,451,097
                                                                       -------------       -------------        -------------
NET ASSETS                                                             $278,004,792        $220,598,035         $384,443,449
                                                                       =============       =============        =============

Net assets consist of:
Undistributed net investment income (Note 2)                             $3,696,806          $8,632,020          $16,655,641
Accumulated undistributed net realized gain
     (loss) on investments, foreign currency
     and forward foreign currency contracts                              14,347,459          (2,388,211)         (15,466,770)
Unrealized appreciation (depreciation) on:
     Investments, options and interest rate
     swap contracts                                                       5,165,072          (8,446,942)         (16,972,067)
     Futures contracts                                                            -              73,205                    -
     Foreign currency and forward foreign
     currency contracts                                                      (1,364)            487,337               77,944
Capital shares at par value of $.01 (Note 4)                                151,866             163,971              351,547
Additional paid-in capital                                              254,644,953         222,076,655          399,797,154
                                                                       -------------       -------------        -------------
NET ASSETS                                                             $278,004,792        $220,598,035         $384,443,449
                                                                       =============       =============        =============
Capital shares outstanding (Note 4)                                      15,186,582          16,397,087           35,154,746
                                                                       -------------       -------------        -------------
Net asset value, offering price and redemption price per share               $18.31              $13.45               $10.94
                                                                       -------------       -------------        -------------
Investments in securities, at identified cost (Note 2)                 $281,986,691        $233,957,037         $441,069,169
                                                                       -------------       -------------        -------------
Investments in foreign currency, at identified cost (Note 2)                $97,255                $278             $431,721
                                                                       =============       =============        =============



                                                                        GLOBAL               TOTAL
                                                                         BOND               RETURN
                                                                         TRUST               TRUST
                                                                         -----               -----
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)                      $212,952,602        $181,773,437
Repurchase agreements, at value                                            264,000           3,889,000
Cash                                                                           579                 774
Foreign currency                                                           194,526                   -
Receivables:
     Net forward foreign currency
       contracts (Note 8)                                                1,658,209                   -
     Investments sold                                                   28,661,528                   -
     Variation margin for open futures contracts                            69,781             404,875
     Dividends and interest                                              2,455,159           1,168,013
     Foreign tax withholding reclaims                                            -                   -
Other assets                                                                 1,691               1,438
                                                                      -------------       -------------
     Total assets                                                      246,258,075         187,237,537
                                                                      -------------       -------------

LIABILITIES
Payables:
     Investments purchased                                              85,016,466          23,337,047
     Dividend and interest withholding tax                                   3,587                   -
     Custodian fee                                                           1,126               4,376
     Other accrued expenses                                                    550               9,995
Interest rate swap contracts (Notes 2 and 3)                                51,083                   -
Written options outstanding, at value
   (premiums received: $37,784) (Notes 2 and 3)                                  -              30,693
Collateral on securities loaned, at value                                  145,230                   -
Deferred mortgage dollar roll income                                             -                   -
                                                                      -------------       -------------
     Total liabilities                                                  85,218,042          23,382,111
                                                                      -------------       -------------
NET ASSETS                                                            $161,040,033        $163,855,426
                                                                      =============       =============

Net assets consist of:
Undistributed net investment income (Note 2)                            $5,083,894          $1,103,439
Accumulated undistributed net realized gain
     (loss) on investments, foreign currency
     and forward foreign currency contracts                            (17,088,511)           (984,108)
Unrealized appreciation (depreciation) on:
     Investments, options and interest rate
     swap contracts                                                     (7,566,118)         (1,532,161)
     Futures contracts                                                      38,499              97,844
     Foreign currency and forward foreign
     currency contracts                                                  1,851,295                   -
Capital shares at par value of $.01 (Note 4)                               141,231             132,488
Additional paid-in capital                                             178,579,743         165,037,924
                                                                      -------------       -------------
NET ASSETS                                                            $161,040,033        $163,855,426
                                                                      =============       =============
Capital shares outstanding (Note 4)                                     14,123,126          13,248,835
                                                                      -------------       -------------
Net asset value, offering price and redemption price per share              $11.40              $12.37
                                                                      -------------       -------------
Investments in securities, at identified cost (Note 2)                $220,731,637        $187,201,689
                                                                      -------------       -------------
Investments in foreign currency, at identified cost (Note 2)              $195,251                  --
                                                                      =============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - June 30, 1999 (Unaudited)

                                                         INVESTMENT                                  U.S.
                                                           QUALITY          DIVERSIFIED           GOVERNMENT           MONEY
                                                            BOND               BOND               SECURITIES           MARKET
                                                           TRUST              TRUST                 TRUST              TRUST
                                                           -----              -----                 -----              -----
ASSETS
Investments in securities, at value
     (See accompanying portfolio of investments)       $ 340,095,632       $ 208,315,924       $ 485,721,739       $ 678,766,738
Repurchase agreements, at value                            8,847,000          18,054,000          62,062,000          76,469,000
Cash                                                             675                 778              43,109                 769
Foreign currency                                                  --             100,853                  --                  --
Receivables:
     Investments sold                                         45,901                  --           4,825,798                  --
     Dividends and interest                                4,834,246           2,767,281           2,780,105             443,421
     Foreign tax withholding reclaims                         13,679              12,662                  --                  --
Other assets                                                   3,830               1,912               4,418               6,921
                                                       -------------       -------------       -------------       -------------
     Total assets                                        353,840,963         229,253,410         555,437,169         755,686,849
                                                       -------------       -------------       -------------       -------------

LIABILITIES
Payables:
     Investments purchased                                        --           2,019,167         147,035,147                  --
     Dividends                                                    --                  --                  --              89,665
     Dividend and interest withholding tax                     1,641               8,580                  --                  --
     Custodian fee                                            11,833              29,233              10,661              10,929
     Other accrued expenses                                  103,921               3,250              29,741              37,940
Collateral on securities loaned, at value                 49,272,580                  --                  --                  --
Deferred mortgage dollar roll income                              --                  --             112,782                  --
                                                       -------------       -------------       -------------       -------------
     Total liabilities                                    49,389,975           2,060,230         147,188,331             138,534
                                                       -------------       -------------       -------------       -------------
NET ASSETS                                             $ 304,450,988       $ 227,193,180       $ 408,248,838       $ 755,548,315
                                                       =============       =============       =============       =============

Net assets consist of:
Undistributed net investment income (Note 2)           $  10,690,714       $   4,302,646       $  11,572,345                  --
Accumulated undistributed net realized gain
     (loss) on investments, foreign currency
     and forward foreign currency contracts               (3,503,015)         17,850,526          (2,843,234)                 --
Unrealized appreciation (depreciation) on:
     Investments                                          (9,931,960)         (5,762,605)         (8,193,600)                 --
     Foreign currency and forward foreign
     currency contracts                                           --             (15,104)                 --                  --
Capital shares at par value of $.01 (Note 4)                 263,109             211,341             310,068       $     755,548
Additional paid-in capital                               306,932,140         210,606,376         407,403,259         754,792,767
                                                       -------------       -------------       -------------       -------------
NET ASSETS                                             $ 304,450,988       $ 227,193,180       $ 408,248,838       $ 755,548,315
                                                       =============       =============       =============       =============
Capital shares outstanding (Note 4)                       26,310,906          21,134,123          31,006,799          75,554,831
                                                       -------------       -------------       -------------       -------------
Net asset value, offering price and redemption
 price per share                                       $       11.57       $       10.75       $       13.17       $       10.00
                                                       -------------       -------------       -------------       -------------
Investments in securities, at identified cost
 (Note 2)                                              $ 358,874,592       $ 232,132,529       $ 555,977,339       $ 755,235,738
                                                       -------------       -------------       -------------       -------------
Investments in foreign currency, at identified
 cost (Note 2)                                                    --       $     115,635                  --                  --
                                                       =============       =============       =============       =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES--JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   LIFESTYLE       LIFESTYLE        LIFESTYLE       LIFESTYLE         LIFESTYLE
                                                  AGGRESSIVE        GROWTH          BALANCED         MODERATE       CONSERVATIVE
                                                      1000            820              640              460             280
                                                     TRUST           TRUST            TRUST            TRUST           TRUST
                                                 ------------    -------------    -------------    -------------    ------------
ASSETS
Investments in securities, at value
  (See accompanying portfolio of investments)     $70,970,449     $342,241,341     $359,785,477     $154,678,926     $96,213,375
Cash                                                    2,426              706            1,822               --              86
Receivables:
  Dividends and interest                                   --               --               --               --           2,275
  From advisor                                          6,224            9,966           18,286            9,926           5,028
Other assets                                              702            3,352            3,521            1,504             899
                                                 ------------    -------------    -------------    -------------    ------------
  Total assets                                     70,979,801      342,255,365      359,809,106      154,690,356      96,221,663
                                                 ------------    -------------    -------------    -------------    ------------

LIABILITIES
Payables:
  Dividends                                                --               --               --               --           2,275
  Other accrued expenses                                6,707           13,318           21,807           11,430           5,927
                                                 ------------    -------------    -------------    -------------    ------------
  Total liabilities                                     6,707           13,318           21,807           11,430           8,202
                                                 ------------    -------------    -------------    -------------    ------------
NET ASSETS                                        $70,973,094     $342,242,047     $359,787,299     $154,678,926     $96,213,461
                                                 ============    =============    =============    =============    ============

Net assets consist of:
Accumulated undistributed net realized gain
  (loss) on investments                           ($2,426,750)     ($1,386,263)     ($3,693,870)      $5,436,689      $1,326,108
Unrealized appreciation (depreciation) on
  investments                                       2,497,928       11,078,300        3,650,390         (942,203)       (961,670)
Capital shares at par value of $.01 (Note 4)           54,031          246,314          270,026          112,444          73,586
Additional paid-in capital                         70,847,885      332,303,696      359,560,753      150,071,996      95,775,437
                                                 ------------    -------------    -------------    -------------    ------------
NET ASSETS                                        $70,973,094     $342,242,047     $359,787,299     $154,678,926     $96,213,461
                                                 ============    =============    =============    =============    ============
Capital shares outstanding (Note 4)                 5,403,126       24,631,381       27,002,562       11,244,363       7,358,629
                                                 ------------    -------------    -------------    -------------    ------------
Net asset value, offering price and redemption
  price per share                                      $13.14           $13.89           $13.32           $13.76          $13.07
                                                 ------------    -------------    -------------    -------------    ------------
Investments in securities, at identified cost
  (Note 2)                                        $68,472,521     $331,163,041     $356,135,087     $155,621,129     $97,175,045
                                                 ============    =============    =============    =============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       PACIFIC RIM
                                                         EMERGING       SCIENCE &     INTERNATIONAL    AGGRESSIVE       EMERGING
                                                         MARKETS       TECHNOLOGY       SMALL CAP        GROWTH       SMALL COMPANY
                                                          TRUST           TRUST           TRUST           TRUST           TRUST
                                                       -----------    ------------    ------------    ------------    -------------
Investment Income:
         Interest                                          $92,868        $951,381        $268,474        $252,318        $590,625
         Dividends                                         270,365         137,014         703,522          17,261         254,900
         Less: Foreign taxes withheld                      (28,492)         (6,133)        (95,099)            (43)             --
                                                       -----------    ------------    ------------    ------------    ------------
         Total income                                     $334,741      $1,082,262        $876,897        $269,536        $845,525
                                                       -----------    ------------    ------------    ------------    ------------
Expenses:
         Investment adviser fee (Note 6)                   128,328       1,630,506         768,716         558,796       1,459,979
         Custodian fee                                      33,342          59,437          99,638          46,964          49,275
         Printing and postage fees                           1,483          13,736           7,614           6,452          15,098
         Audit and legal fees                                1,128           9,787           5,781           4,689          11,764
         Registration and filing fees                          415           3,656           2,187           3,174           4,331
         Fund administration fees (Note 6)                     394           4,100           1,996           1,726           3,912
         Trustees fees and expenses (Note 7)                   301           2,572           1,643           1,221           2,882
         Miscellaneous                                       3,914           2,495           1,196           1,259           2,384
                                                       -----------    ------------    ------------    ------------    ------------
         Total expenses                                    169,305       1,726,289         888,771         624,281       1,549,625
                                                       -----------    ------------    ------------    ------------    ------------
Net investment income (loss)                               165,436        (644,027)        (11,874)       (354,745)       (704,100)
                                                       -----------    ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on
investments, futures, foreign currency
and forward foreign currency contracts:

Net realized gain (loss) on:
         Investment transactions                          (330,427)     41,606,793       4,538,218      21,703,479      26,603,473
         Futures contracts                                      --              --              --        (913,664)             --
         Foreign currency and forward
         foreign currency contracts                        (87,871)        (78,244)       (100,273)             --              --
Change in unrealized appreciation (depreciation) on:
         Investments                                     7,466,476      44,784,648       7,254,018     (25,722,025)     (9,330,916)
         Translation of foreign currency and forward
         foreign currency contracts                        (30,458)            189          (5,172)             --              --
                                                       -----------    ------------    ------------    ------------    ------------
         Net gain (loss) on investments, foreign
         currency and forward foreign currency
         contracts                                       7,017,720      86,313,386      11,686,791      (4,932,210)     17,272,557
                                                       -----------    ------------    ------------    ------------    ------------

Net increase (decrease) in net assets
resulting from operations                               $7,183,156     $85,669,359     $11,674,917     ($5,286,955)    $16,568,457
                                                       ===========    ============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SMALL COMPANY      MID CAP        MID CAP                      INTERNATIONAL
                                                      BLEND          GROWTH          STOCK         OVERSEAS          STOCK
                                                      TRUST*          TRUST          TRUST*          TRUST           TRUST
                                                  -------------   ------------    -----------    ------------    -------------
Investment Income:
       Interest                                        $16,720        $662,136        $66,296        $505,866        $205,473
       Dividends                                        13,854         477,968         37,570       3,232,773       2,754,308
       Less: Foreign taxes withheld                       (109)           (750)            --        (432,842)       (320,622)
                                                   -----------    ------------    -----------    ------------    ------------
       Total income                                    $30,465      $1,139,354       $103,866      $3,305,797      $2,639,159
                                                   -----------    ------------    -----------    ------------    ------------
Expenses:
       Investment adviser fee (Note 6)                  23,819       2,017,112         78,060       1,130,712       1,120,637
       Custodian fee                                     8,610          67,596         11,432         290,510         203,763
       Printing and postage fees                           263          21,869          1,500          12,277          11,793
       Audit and legal fees                                174          16,151            987           9,430           8,529
       Registration and filing fees                         70           6,036            403           3,421           3,512
       Fund administration fees (Note 6)                   140           5,859            798           3,224           3,285
       Amortization of deferred
       organization expenses (Note 2)                       --              --             --           4,820              --
       Trustees fees and expenses (Note 7)                  36           4,361            210           2,385           1,994
       Miscellaneous                                        21           4,866            122           1,903          28,304
                                                   -----------    ------------    -----------    ------------    ------------
       Total expenses                                   33,133       2,143,850         93,512       1,458,682       1,381,817
                                                   -----------    ------------    -----------    ------------    ------------
Net investment income (loss)                            (2,668)     (1,004,496)        10,354       1,847,115       1,257,342
                                                   -----------    ------------    -----------    ------------    ------------

Realized and unrealized gain on
investments, futures, foreign currency
and forward foreign currency
contracts:

Net realized gain (loss) on:
       Investment transactions                          32,917      68,117,128       (702,365)     18,095,899      16,156,836
       Futures contracts                                    --              --             --        (428,295)             --
       Foreign currency and forward
       foreign currency contracts                           --              --             --       1,049,564         (83,949)
Change in unrealized appreciation on:
       Investments                                   1,452,919     (27,994,511)     3,194,576      (6,877,166)    (10,236,612)
       Futures contracts                                    --              --             --         181,995              --
       Translation of foreign currency
       and forward foreign currency contracts               --              --             --        (191,509)        (21,893)
                                                   -----------    ------------    -----------    ------------    ------------

       Net gain on investments, futures, foreign
       currency and forward foreign currency
       contracts                                     1,485,836      40,122,617      2,492,211      11,830,488       5,814,382
                                                   -----------    ------------    -----------    ------------    ------------

Net increase in net assets
resulting from operations                           $1,483,168     $39,118,121     $2,502,565     $13,677,603      $7,071,724
                                                   ===========    ============    ===========    ============    ============

* For the period May 1, 1999 (commencement of operations) to June 30, 1999.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           SMALL
                                                      INTERNATIONAL       MID CAP         COMPANY         GLOBAL
                                                          VALUE            BLEND           VALUE          EQUITY          GROWTH
                                                          TRUST*           TRUST           TRUST           TRUST           TRUST
                                                      -------------    -------------    -----------    ------------    ------------
Investment Income:
       Interest                                          $108,110         $1,183,393        $74,425        $559,707        $420,764
       Dividends                                          321,174          8,660,978        834,538      12,361,853       1,079,111
       Less: Foreign taxes withheld                       (34,289)           (46,781)            --      (1,204,082)         (4,458)
                                                        ---------      -------------    -----------    ------------    ------------
       Total income                                      $394,995         $9,797,590       $908,963     $11,717,478      $1,495,417
                                                        ---------      -------------    -----------    ------------    ------------
Expenses:
       Investment adviser fee (Note 6)                     84,053          5,909,227        671,931       3,957,770       1,558,465
       Custodian fee                                       30,743            206,695         88,015         393,136          46,488
       Printing and postage fees                            1,432             80,606          7,311          88,697          18,768
       Audit and legal fees                                   942             62,352          5,320         182,928          13,499
       Registration and filing fees                           384             22,783          2,229          13,547           5,170
       Fund administration fees (Note 6)                      762             20,664          2,010          12,470           5,335
       Trustees fees and expenses (Note 7)                    199             15,783          1,223           9,449           3,437
       Miscellaneous                                          117             13,914          3,197          18,342           2,344
                                                        ---------      -------------    -----------    ------------    ------------
       Total expenses                                     118,632          6,332,024        781,236       4,676,339       1,653,506
                                                        ---------      -------------    -----------    ------------    ------------
Net investment income (loss)                              276,363          3,465,566        127,727       7,041,139        (158,089)
                                                        ---------      -------------    -----------    ------------    ------------

Realized and unrealized gain (loss) on
investments, futures, foreign currency
and forward foreign currency contracts:

Net realized gain (loss) on:
       Investment transactions                               (302)        96,175,922       (874,282)     30,799,997      52,095,271
       Futures contracts                                       --                 --             --              --        (246,745)
       Foreign currency and forward
       foreign currency contracts                         (50,953)            40,774             --         506,444         (11,504)
Change in unrealized appreciation (depreciation) on:
       Investments                                       (461,552)       146,159,081       (680,951)     (2,815,412)     (1,312,174)
       Futures contracts                                       --                 --             --              --         185,289
       Translation of foreign currency and
       forward foreign currency contracts                  (2,855)           (16,343)            --       3,003,072          10,925
                                                        ---------      -------------    -----------    ------------    ------------
       Net gain (loss) on investments, futures,
       foreign currency and forward foreign
       currency contracts                                (515,662)       242,359,434     (1,555,233)     31,494,101      50,721,062
                                                        ---------      -------------    -----------    ------------    ------------

Net increase (decrease) in net assets
resulting from operations                               ($239,299)      $245,825,000    ($1,427,506)    $38,535,240     $50,562,973
                                                        =========      =============    ===========    ============    ============

* For the period May 1, 1999 (commencement of operations) to June 30, 1999.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        LARGE CAP     QUANTITATIVE     BLUE CHIP     REAL ESTATE
                                                          GROWTH         EQUITY         GROWTH        SECURITIES       VALUE
                                                          TRUST          TRUST          TRUST           TRUST          TRUST
                                                       -----------    ------------   ------------    -----------    -----------
Investment Income:
       Interest                                         $1,316,310       $433,988      $1,637,902        $14,302       $243,316
       Dividends                                         1,268,450      1,815,624       5,450,708      5,064,886      1,971,488
       Less: Foreign taxes withheld                        (46,620)            --         (21,553)            --            (94)
                                                       -----------    -----------    ------------    -----------    -----------
       Total income                                     $2,538,140     $2,249,612      $7,067,057     $5,079,188     $2,214,710
                                                       -----------    -----------    ------------    -----------    -----------
Expenses:
       Investment adviser fee (Note 6)                   1,095,149      1,065,108       5,777,007        518,670        889,608
       Custodian fee                                       134,040         39,103         110,054         26,988         33,009
       Printing and postage fees                            14,835         15,447          66,422          7,877         12,453
       Audit and legal fees                                 11,200         11,422          49,022          5,475          9,119
       Registration and filing fees                          4,108          4,279          18,315          2,314          3,674
       Fund administration fees (Note 6)                     3,915          4,342          18,135          2,057          3,330
       Trustees fees and expenses (Note 7)                   2,864          2,856          12,722          1,423          2,222
       Miscellaneous                                         5,192          2,395           8,631         12,919         14,389
                                                       -----------    -----------    ------------    -----------    -----------
       Total expenses                                    1,271,303      1,144,952       6,060,308        577,723        967,804
                                                       -----------    -----------    ------------    -----------    -----------
Net investment income                                    1,266,837      1,104,660       1,006,749      4,501,465      1,246,906
                                                       -----------    -----------    ------------    -----------    -----------

Realized and unrealized gain (loss) on
investments, futures, foreign currency
and forward foreign currency contracts:

Net realized gain (loss) on:
       Investment transactions                          52,422,706     39,420,538      33,870,437    (18,720,201)     3,986,229
       Futures contracts                                   600,561             --              --             --             --
       Foreign currency and forward foreign
       currency contracts                                 (165,243)            --          (6,052)            --             --
Change in unrealized appreciation (depreciation) on:
       Investments                                     (35,727,002)    (8,273,610)     84,839,933     17,853,118     23,086,798
       Futures contracts                                  (133,291)            --              --             --             --
       Translation of foreign currency and forward
       foreign currency contracts                           (3,777)            --            (126)            --             --
                                                       -----------    -----------    ------------    -----------    -----------
       Net gain (loss) on investments, foreign
       currency and forward foreign currency
       contracts                                        16,993,954     31,146,928     118,704,192       (867,083)    27,073,027
                                                       -----------    -----------    ------------    -----------    -----------

Net increase in net assets
resulting from operations                              $18,260,791    $32,251,588    $119,710,941     $3,634,382    $28,319,933
                                                       ===========    ===========    ============    ===========    ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            EQUITY       GROWTH &      U.S. LARGE CAP      EQUITY-       INCOME &
                                                            INDEX         INCOME           VALUE           INCOME          VALUE
                                                            TRUST          TRUST           TRUST*           TRUST          TRUST
                                                         ----------    ------------    --------------   ------------    -----------
Investment Income:
      Interest                                             $132,777      $1,531,803         $97,198       $1,098,945     $8,227,376
      Dividends                                             480,768      17,331,892         107,995       13,873,063      2,109,608
      Less: Foreign taxes withheld                           (7,511)       (117,447)             --         (104,949)       (38,999)
                                                         ----------    ------------      ----------     ------------    -----------
      Total income                                         $606,034     $18,746,248        $205,193      $14,867,059    $10,297,985
                                                         ----------    ------------      ----------     ------------    -----------
Expenses:
      Investment adviser fee (Note 6)                        95,094       9,571,896         105,311        4,391,289      2,379,232
      Custodian fee                                          49,379         179,196           7,936          103,067        207,329
      Printing and postage fees                               3,969         135,220           1,682           57,304         33,667
      Audit and legal fees                                    2,865         100,090           1,107           43,240         25,653
      Registration and filing fees                            1,078          37,216             451           16,193          9,404
      Fund administration fees (Note 6)                       1,100          36,431             894           14,847          8,693
      Trustees fees and expenses (Note 7)                       752          25,890             300           10,967          6,493
      Miscellaneous                                             458          18,088             138            9,337         12,408
                                                         ----------    ------------      ----------     ------------    -----------
      Expenses before reimbursement by
        investment adviser                                  154,695      10,104,026         117,819        4,646,244      2,682,879
      Reimbursement of expenses by
        investment adviser (Note 6)                           2,544              --              --               --             --
                                                         ----------    ------------      ----------     ------------    -----------
      Net expenses                                          152,151      10,104,026         117,819        4,646,244      2,682,879
                                                         ----------    ------------      ----------     ------------    -----------
Net investment income                                       453,883       8,642,222          87,374       10,220,815      7,615,106
                                                         ----------    ------------      ----------     ------------    -----------

Realized and unrealized gain on
investments, futures, foreign currency
and forward foreign currency contracts:

Net realized gain (loss) on:
      Investment transactions                               347,888      86,913,610          94,500       57,968,731    112,307,201
      Futures contracts                                     218,900              --              --               --       (208,857)
      Foreign currency and forward foreign currency
      contracts                                                  --              (4)             --          (19,178)      (403,111)
Change in unrealized appreciation (depreciation) on:
      Investments                                         7,878,449     214,900,886       1,598,217       57,043,566    (80,127,328)
      Futures contracts                                      20,533              --              --               --             --
      Translation of foreign currency and forward
      foreign currency contracts                                 --            (746)             --           (2,342)       (79,458)
                                                         ----------    ------------      ----------     ------------    -----------
      Net gain on investments, futures, foreign
      currency and forward foreign currency
      contracts                                           8,465,770     301,813,746       1,692,717      114,990,777     31,488,447
                                                         ----------    ------------      ----------     ------------    -----------

Net increase in net assets resulting from operations     $8,919,653    $310,455,968      $1,780,091     $125,211,592    $39,103,553
                                                         ==========    ============      ==========     ============    ===========

* For the period May 1, 1999 (commencement of operations) to June 30, 1999.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               HIGH       STRATEGIC        GLOBAL          TOTAL
                                                              BALANCED        YIELD          BOND           BOND           RETURN
                                                                TRUST         TRUST         TRUST           TRUST          TRUST*
                                                             ----------    ----------    -----------    ------------    -----------
Investment Income:
       Interest                                              $3,506,191    $9,435,434    $18,315,241      $4,761,018     $1,288,601
       Mortgage dollar rolls                                         --            --        178,348              --             --
       Dividends                                              1,428,363            --          5,336              --             --
       Less: Foreign taxes withheld                             (58,044)           --        (43,132)        (55,922)            --
                                                             ----------    ----------    -----------    ------------    -----------
       Total income                                          $4,876,510    $9,435,434    $18,455,793      $4,705,096     $1,288,601
                                                             ----------    ----------    -----------    ------------    -----------
Expenses:
       Investment adviser fee (Note 6)                        1,087,458       782,805      1,616,670         713,158        165,949
       Custodian fee                                             53,065        40,652        117,564          95,755          8,812
       Printing and postage fees                                 14,834        10,291         22,917          10,047          3,873
       Audit and legal fees                                      10,962         7,467         17,049           7,748          2,550
       Registration and filing fees                               4,095         2,950          6,607           2,846          1,039
       Fund administration fees (Note 6)                          3,946         2,788          6,038           2,488          2,061
       Trustees fees and expenses (Note 7)                        3,023         1,873          4,185           1,938            540
       Miscellaneous                                              2,321         1,492          5,188           4,086            338
                                                             ----------    ----------    -----------    ------------    -----------
       Total expenses                                         1,179,704       850,318      1,796,218         838,066        185,162
                                                             ----------    ----------    -----------    ------------    -----------
Net investment income                                         3,696,806     8,585,116     16,659,575       3,867,030      1,103,439
                                                             ----------    ----------    -----------    ------------    -----------

Realized and unrealized gain (loss) on
investments, futures, options, interest
rate swaps, foreign currency and
forward foreign currency contracts:

Net realized gain (loss) on:
       Investment transactions                               14,878,891    (2,617,547)    (2,690,356)        409,078         (2,939)
       Futures contracts                                             --       183,245             --             861       (981,169)
       Foreign currency and forward foreign currency
       contracts                                                (93,041)      812,169       (378,259)     (9,942,809)            --
Change in unrealized appreciation (depreciation) on:
       Investments                                          (14,816,710)     (191,015)   (11,461,969)    (12,525,097)    (1,539,252)
       Futures contracts                                             --       182,916             --          89,582         97,844
       Options                                                       --            --             --         (86,397)         7,091
       Interest rate swaps                                           --            --             --         (51,083)            --
       Translation of foreign currency and forward
       foreign currency contracts                                (2,877)      534,038         68,203       2,798,093             --
                                                             ----------    ----------    -----------    ------------    -----------

       Net loss on investments, futures, options, interest
       rate swaps, foreign currency and forward foreign
       currency contracts                                       (33,737)   (1,096,194)   (14,462,381)    (19,307,772)    (2,418,425)
                                                             ----------    ----------    -----------    ------------    -----------

Net increase (decrease) in net assets
resulting from operations                                    $3,663,069    $7,488,922     $2,197,194    ($15,440,742)   ($1,314,986)
                                                             ==========    ==========    ===========    ============    ===========

* For the period May 1, 1999 (commencement of operations) to June 30, 1999.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            INVESTMENT                         U.S.
                                                              QUALITY       DIVERSIFIED     GOVERNMENT        MONEY
                                                               BOND            BOND         SECURITIES        MARKET
                                                               TRUST           TRUST           TRUST          TRUST
                                                           ------------    ------------    ------------    -----------
Investment Income:
         Interest                                           $11,905,618      $5,050,372     $12,089,669    $16,748,598
         Mortgage dollar rolls                                       --              --         922,928             --
         Dividends                                               21,138         186,479              --             --
         Less: Foreign taxes withheld                              (331)        (13,980)             --             --
                                                           ------------    ------------    ------------    -----------
         Total income                                       $11,926,425      $5,222,871     $13,012,597    $16,748,598
                                                           ------------    ------------    ------------    -----------
Expenses:
         Investment adviser fee (Note 6)                      1,033,410         760,786       1,293,791      1,727,563
         Custodian fee                                           82,455         110,432          74,239         51,485
         Printing and postage fees                               33,681          10,653          21,082         38,180
         Audit and legal fees                                    68,168           8,105          15,138         26,613
         Registration and filing fees                             5,118           2,980           5,992         10,422
         Fund administration fees (Note 6)                        5,423           2,732           5,972         10,537
         Trustees fees and expenses (Note 7)                      3,199           2,040           3,640          6,622
         Miscellaneous                                            4,259           2,270           2,794          4,819
                                                           ------------    ------------    ------------    -----------
         Total expenses                                       1,235,712         899,998       1,422,648      1,876,241
                                                           ------------    ------------    ------------    -----------
Net investment income                                        10,690,713       4,322,873      11,589,949     14,872,357
                                                           ------------    ------------    ------------    -----------

Realized and unrealized loss on
investments, futures, foreign currency
and forward foreign currency contracts:

Net realized gain (loss) on:
         Investments                                           (661,171)     18,134,484      (1,714,837)            --
         Futures contracts                                           --        (134,255)             --             --
         Foreign currency and forward foreign
         currency contracts                                          --         (71,388)             --             --
Change in unrealized depreciation on:
         Investments                                        (15,994,723)    (22,600,253)    (12,824,685)            --
         Translation of foreign currency and forward
         foreign currency contracts                                  --         (15,345)             --             --
                                                           ------------    ------------    ------------    -----------

         Net loss on investments, futures, foreign
         currency and forward foreign currency contracts    (16,655,894)     (4,686,757)    (14,539,522)            --
                                                           ------------   ------------    ------------    -----------

Net increase (decrease) in net assets
resulting from operations                                   ($5,965,181)      ($363,884)    ($2,949,573)   $14,872,357
                                                           ============    ============    ============    ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS--FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       LIFESTYLE    LIFESTYLE     LIFESTYLE       LIFESTYLE     LIFESTYLE
                                                      AGGRESSIVE     GROWTH        BALANCED        MODERATE    CONSERVATIVE
                                                         1000          820            640            460            280
                                                         TRUST        TRUST          TRUST          TRUST          TRUST
                                                      ----------   -----------   ------------    -----------   ------------
Investment Income:
           Income distributions received                $440,512    $4,662,123     $7,400,156     $3,747,221     $3,099,756
                                                      ----------   -----------   ------------    -----------    -----------
           Total income                                  440,512     4,662,123      7,400,156      3,747,221      3,099,756
                                                      ----------   -----------   ------------    -----------    -----------
Expenses:
           Printing and postage fees                       4,008        19,196         19,829          7,847          4,735
           Audit and legal fees                            2,853        14,298         13,680          5,918          3,238
           Registration and filing fees                    1,130         5,413          5,549          2,178          1,296
           Fund administration fees (Note 6)               1,007         4,837          5,086          2,075          1,282
           Trustee fees and expenses (Note 7)                708         3,746          2,816          1,605            728
           Miscellaneous                                     544         2,540          2,509            893            476
                                                      ----------   -----------   ------------    -----------    -----------
           Expenses before reimbursement by
             investment adviser                           10,250        50,030         49,469         20,516         11,755
           Reimbursement of expenses by
             investment adviser (Note 6)                  10,250        50,030         49,469         20,516         11,755
                                                      ----------   -----------   ------------    -----------    -----------
           Net expenses                                       --            --             --             --             --
                                                      ----------   -----------   ------------    -----------    -----------
Net investment income                                    440,512     4,662,123      7,400,156      3,747,221      3,099,756
                                                      ----------   -----------   ------------    -----------    -----------

Realized and unrealized gain (loss) on investments:

Net realized gain on investments                         543,378     8,461,784      4,720,586      5,978,574      1,505,644
Futures contracts
Capital gain distributions received
Capital gain distributions received                      809,956     4,616,558      5,483,775      2,014,495      1,417,357
Change in unrealized appreciation (depreciation) on           --            --             --             --             --
          investments                                      3,030       920,158     (3,806,116)    (5,365,529)    (4,138,587)
                                                      ----------   -----------   ------------    -----------    -----------

          Net gain (loss) on investments               1,356,364    13,998,500      6,398,245      2,627,540     (1,215,586)
                                                      ----------   -----------   ------------    -----------    -----------

Net increase in net assets
resulting from operations                             $1,796,876   $18,660,623    $13,798,401     $6,374,761     $1,884,170
                                                      ==========   ===========   ============    ===========    ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        PACIFIC RIM
                                  EMERGING MARKETS TRUST         SCIENCE & TECHNOLOGY TRUST       INTERNATIONAL SMALL CAP TRUST
                               ----------------------------    ------------------------------    ------------------------------
                                 SIX MONTHS                      SIX MONTHS                       SIX MONTHS
                                   ENDED           YEAR            ENDED             YEAR            ENDED             YEAR
                                  6/30/99         ENDED           6/30/99           ENDED           6/30/99           ENDED
                                (UNAUDITED)      12/31/98       (UNAUDITED)        12/31/98       (UNAUDITED)        12/31/98
                               ------------    ------------    -------------    -------------    -------------    -------------
Increase (decrease) in net
assets:
Operations:
Net investment income (loss)       $165,436        $305,356        ($644,027)       ($781,426)        ($11,874)        $627,681
Net realized gain (loss) on:
  Investment transactions          (330,427)     (6,979,917)      41,606,793       (1,741,037)       4,538,218          277,904
  Foreign currency and
  forward foreign currency
  contracts                         (87,871)       (238,982)         (78,244)         (10,264)        (100,273)        (134,334)
Change in unrealized
appreciation
(depreciation) on:
  Investments                     7,466,476       5,942,247       44,784,648       49,026,105        7,254,018       14,673,325
  Foreign currency and
  forward foreign currency
  contracts                         (30,458)        110,460              189              198           (5,172)          36,507
                               ------------    ------------    -------------    -------------    -------------    -------------

Net increase (decrease) in
net assets resulting from
operations                        7,183,156        (860,836)      85,669,359       46,493,576       11,674,917       15,481,083

Distribution to shareholders
from:
  Net investment income            (325,598)             --               --               --         (500,049)        (437,568)
  Net realized gains on
  investments and foreign
  currency transactions                  --              --         (421,888)              --               --               --

Increase (decrease) in net
assets from capital share
transactions (Note 4)            12,109,873       5,005,970      211,476,582       65,443,411      (23,125,033)       4,278,984
                               ------------    ------------    -------------    -------------    -------------    -------------
Increase (decrease) in net
assets                           18,967,431       4,145,134      296,724,053      111,936,987      (11,950,165)      19,322,499
Net assets at beginning of
period                           27,995,458      23,850,324      179,284,563       67,347,576      147,898,209      128,575,710
                               ------------    ------------    -------------    -------------    -------------    -------------
Net assets at end of period     $46,962,889     $27,995,458     $476,008,616     $179,284,563     $135,948,044     $147,898,209
                               ============    ============    =============    =============    =============    =============
Undistributed net investment
income (loss)                     ($147,065)        $13,097        ($644,027)              --         ($11,875)        $500,048
                               ============    ============    =============    =============    =============    =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           AGGRESSIVE GROWTH TRUST
                                              (FORMERLY, PILGRIM                                         SMALL COMPANY
                                             BAXTER GROWTH TRUST)        EMERGING SMALL COMPANY TRUST     BLEND TRUST
                                         ----------------------------    ----------------------------    -------------   --------
                                           SIX MONTHS                      SIX MONTHS                      5/1/1999*
                                             ENDED           YEAR            ENDED           YEAR             TO           YEAR
                                            6/30/99          ENDED          6/30/99          ENDED          6/30/99        ENDED
                                          (UNAUDITED)      12/31/98       (UNAUDITED)      12/31/98       (UNAUDITED)    12/31/98
                                         -------------   ------------    ------------    ------------    ------------    --------
Increase (decrease) in net assets:
Operations:
Net investment loss                         ($354,745)      ($745,047)      ($704,100)    ($1,512,967)       ($2,668)       $0
Net realized gain (loss) on:
  Investment transactions                  21,703,479     (17,375,070)     26,603,473       3,917,918         32,917        --
  Futures contracts                          (913,664)             --              --              --             --        --
Change in unrealized appreciation
(depreciation) on:
  Investments                             (25,722,025)     26,770,878      (9,330,916)     (1,704,887)     1,452,919        --
                                         ------------    ------------    ------------    ------------    -----------

Net increase (decrease) in net
assets resulting from operations           (5,286,955)      8,650,761      16,568,457         700,064      1,483,168        --

Distribution to shareholders from:
  Net realized gains on investments
  and foreign currency transactions                --              --      (4,061,968)     (4,130,364)            --        --

Increase (decrease) in net assets from
capital share transactions (Note 4)       (71,285,746)     41,023,697     (24,763,874)     28,293,037     18,052,725        --
                                         ------------    ------------    ------------    ------------    -----------        --
Increase (decrease) in net assets         (76,572,701)     49,674,458     (12,257,385)     24,862,737     19,535,893        --
Net assets at beginning of period         143,009,604      93,335,146     300,636,818     275,774,081             --        --
                                         ------------    ------------    ------------    ------------    -----------        --
Net assets at end of period               $66,436,903    $143,009,604    $288,379,433    $300,636,818    $19,535,893        $0
                                         ============    ============    ============    ============    ===========        ==
Undistributed net investment loss           ($354,745)             --       ($704,100)             --        ($2,668)       $0
                                         ============    ============    ============    ============    ===========        ==

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           MID CAP GROWTH TRUST          MID CAP              OVERSEAS TRUST
                                                           (FORMERLY, SMALL/MID           STOCK          (FORMERLY, INTERNATIONAL
                                                                CAP TRUST)                TRUST          GROWTH AND INCOME TRUST)
                                                       ----------------------------    -----------     ---------------------------
                                                        SIX MONTHS                      5/1/1999*      SIX MONTHS
                                                           ENDED           YEAR            TO             ENDED           YEAR
                                                          6/30/99          ENDED         6/30/99         6/30/99          ENDED
                                                        (UNAUDITED)      12/31/98      (UNAUDITED)     (UNAUDITED)      12/31/98
                                                       ------------    ------------    -----------    ------------    ------------
Increase in net assets:
Operations:
Net investment income (loss)                            ($1,004,496)      ($846,848)       $10,354      $1,847,115      $1,349,144
Net realized gain (loss) on:
              Investment transactions                    68,117,128      55,888,821       (702,365)     18,095,899         431,540
              Futures contracts                                  --              --             --        (428,295)             --
              Foreign currency and forward
              foreign currency contracts                         --              --             --       1,049,564      (2,299,214)
Change in unrealized appreciation (depreciation) on:
              Investments                               (27,994,511)     26,206,105      3,194,576      (6,877,166)     16,672,663
              Futures contracts                                  --              --             --         181,995              --
              Foreign currency and forward
              foreign currency contracts                         --              --             --        (191,509)       (904,425)
                                                       ------------    ------------    -----------    ------------    ------------

Net increase in net assets
resulting from operations                                39,118,121      81,248,078      2,502,565      13,677,603      15,249,708

Distribution to shareholders from:
              Net investment income                              --              --             --              --      (5,087,750)
              Net realized gains on investments
              and foreign currency transactions         (55,167,921)             --             --              --      (6,913,043)

Increase in net assets from
capital share transactions (Note 4)                      82,351,945      45,484,563     61,068,328      52,440,193      11,525,342
                                                       ------------    ------------    -----------    ------------    ------------
Increase in net assets                                   66,302,145     126,732,641     63,570,893      66,117,796      14,774,257
Net assets at beginning of period                       395,109,153     268,376,512             --     218,550,711     203,776,454
                                                       ------------    ------------    -----------    ------------    ------------
Net assets at end of period                            $461,411,298    $395,109,153    $63,570,893    $284,668,507    $218,550,711
                                                       ============    ============    ===========    ============    ============
Undistributed net investment income (loss)              ($1,004,496)             --        $10,353      $1,687,147       ($159,968)
                                                       ============    ============    ===========    ============    ============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               INTERNATIONAL           MID CAP BLEND TRUST
                                                INTERNATIONAL STOCK TRUST       VALUE TRUST         (FORMERLY, EQUITY TRUST)
                                             ------------------------------    ------------    ----------------------------------
                                              SIX MONTHS                         5/1/1999*       SIX MONTHS
                                                 ENDED             YEAR             TO              ENDED              YEAR
                                                6/30/99            ENDED          6/30/99          6/30/99             ENDED
                                              (UNAUDITED)        12/31/98       (UNAUDITED)      (UNAUDITED)         12/31/98
                                             -------------    -------------    ------------    ---------------    ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                           $1,257,342       $1,586,475        $276,363         $3,465,566         $6,512,985
Net realized gain (loss) on:
  Investment transactions                       16,156,836        1,821,899              --         96,175,922        164,915,719
  Foreign currency and forward
  foreign currency contracts                       (83,949)         (40,590)        (50,953)            40,774             58,525
Change in unrealized appreciation
(depreciation) on:
  Investments                                  (10,236,612)      22,818,165        (461,552)       146,159,081        (36,897,292)
  Foreign currency and forward
  foreign currency contracts                       (21,893)          13,799          (2,855)           (16,343)             9,372
                                             -------------    -------------    ------------    ---------------    ---------------
Net increase in net assets
resulting from operations                        7,071,724        26,199,748        (238,997)       245,825,000        134,599,309

Distribution to shareholders from:
  Net investment income                            (66,831)      (1,596,410)             --         (6,563,301)        (4,882,009)
  Net realized gains on investments
  and foreign currency transactions                     --       (1,781,309)             --       (170,802,927)      (288,587,683)

Distribution to shareholders:
  In excess of net investment income                    --          (42,466)             --                 --                 --
  In excess of net realized gains on
  investments and foreign currency
  transactions                                          --         (140,607)             --                 --                 --

Increase (decrease) in net assets from
capital share transactions (Note 4)            (73,100,161)      66,210,918      62,063,208         (7,488,113)       193,656,886
                                             -------------    -------------    ------------    ---------------    ---------------
Increase (decrease) in net assets              (66,095,268)      88,849,874      61,824,211         60,970,659         34,786,503
Net assets at beginning of period              234,102,771      145,252,897              --      1,556,168,603      1,521,382,100
                                             -------------    -------------    ------------    ---------------    ---------------
Net assets at end of period                   $168,007,503     $234,102,771     $61,823,909     $1,617,139,262     $1,556,168,603
                                             =============    =============    ============    ===============    ===============
Undistributed net investment income (loss)      $1,113,435         ($77,076)       $276,363         $3,465,566         $6,563,301
                                             =============    =============    ============    ===============    ===============


* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       SMALL COMPANY VALUE TRUST          GLOBAL EQUITY TRUST                 GROWTH TRUST
                                      ---------------------------    ----------------------------    ----------------------------
                                       SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                         ENDED           YEAR            ENDED           YEAR            ENDED           YEAR
                                        6/30/99          ENDED          6/30/99          ENDED          6/30/99          ENDED
                                      (UNAUDITED)      12/31/98       (UNAUDITED)      12/31/98       (UNAUDITED)      12/31/98
                                      -----------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)             $127,727        $188,462      $7,041,139      $7,701,552       ($158,089)       $956,935
Net realized gain (loss) on:
  Investment transactions                (874,282)    (16,508,567)     30,799,997      88,388,784      52,095,271      17,266,771
  Futures contracts                            --              --              --              --        (246,745)             --
  Foreign currency and forward
  foreign currency contracts                   --              --         506,444      (1,775,815)        (11,504)           (281)
Change in unrealized appreciation
(depreciation) on:
  Investments                            (680,951)      9,615,252      (2,815,412)      6,402,579      (1,312,174)     31,040,331
  Futures contracts                            --              --              --              --         185,289              --
  Foreign currency and forward
  foreign currency contracts                   --              --       3,003,072         141,285          10,925          (9,207)
                                      -----------    ------------    ------------    ------------    ------------    ------------

Net increase (decrease) in net
assets resulting from operations       (1,427,506)     (6,704,853)     38,535,240     100,858,385      50,562,973      49,254,549

Distribution to shareholders from:
  Net investment income                  (105,452)        (56,196)     (5,423,428)    (16,146,783)       (956,654)       (785,667)
  Net realized gains on investments
  and foreign currency transactions            --              --     (88,486,537)    (48,191,144)    (17,085,959)     (7,656,124)

Increase (decrease) in net assets
from capital share transactions
(Note 4)                              (77,044,032)    102,004,697      56,234,311      23,630,416     118,790,747      91,793,552
                                      -----------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets     (78,576,990)     95,243,648         859,586      60,150,874     151,311,107     132,606,310
Net assets at beginning of period     162,334,732      67,091,084     928,563,621     868,412,747     299,994,476     167,388,166
                                      -----------    ------------    ------------    ------------    ------------    ------------
Net assets at end of period           $83,757,742    $162,334,732    $929,423,207    $928,563,621    $451,305,583    $299,994,476
                                      ===========    ============    ============    ============    ============    ============
Undistributed net investment
income (loss)                            $145,050        $122,775      $6,694,434      $5,423,428       ($158,089)       $956,654
                                      ===========    ============    ============    ============    ============    ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                  LARGE CAP GROWTH TRUST
                                  (FORMERLY, AGGRESSIVE
                                  ASSET ALLOCATION TRUST)       QUANTITATIVE EQUITY TRUST           BLUE CHIP GROWTH TRUST
                               ----------------------------    ----------------------------    --------------------------------
                                SIX MONTHS                      SIX MONTHS                       SIX MONTHS
                                   ENDED           YEAR            ENDED           YEAR             ENDED            YEAR
                                  6/30/99         ENDED           6/30/99         ENDED            6/30/99           ENDED
                                (UNAUDITED)      12/31/98       (UNAUDITED)      12/31/98        (UNAUDITED)        12/31/98
                               ------------    ------------    ------------    ------------    --------------    --------------
Increase in net assets:
Operations:
Net investment income            $1,266,837      $3,958,805      $1,104,660      $2,167,436        $1,006,749        $3,184,232
Net realized gain (loss) on:
  Investment transactions        52,422,706      24,484,460      39,420,538      25,556,516        33,870,437        50,695,303
  Futures contracts                 600,561         168,829              --              --                --                --
  Foreign currency and
  forward foreign currency
  contracts                        (165,243)         (3,049)             --              --            (6,052)           (8,634)
Change in unrealized
appreciation
(depreciation) on:
  Investments                   (35,727,002)     14,927,862      (8,273,610)     21,957,322        84,839,933       174,851,600
  Futures contracts                (133,291)        240,570              --              --                --                --
  Foreign currency and
  forward foreign currency
  contracts                          (3,777)          8,462              --              --              (126)               63
                               ------------    ------------    ------------    ------------    --------------    --------------

Net increase in net assets
resulting from operations        18,260,791      43,785,939      32,251,588      49,681,274       119,710,941       228,722,564

Distribution to shareholders
from:
  Net investment income          (4,041,499)     (4,765,263)     (2,089,131)     (1,960,998)       (3,087,681)       (4,121,547)
  Net realized gains on
  investments and foreign
  currency transactions         (24,147,307)    (24,329,301)    (26,012,081)    (21,211,052)      (53,476,374)      (11,715,254)

Increase in net assets from
capital share transactions
(Note 4)                         34,948,889       4,657,120     108,578,796      60,435,931       263,099,966       219,468,302
                               ------------    ------------    ------------    ------------    --------------    --------------
Increase in net assets           25,020,874      19,348,495     112,729,172      86,945,155       326,246,852       432,354,065
Net assets at beginning
of period                       262,881,724     243,533,229     254,474,860     167,529,705     1,141,161,523       708,807,458
                               ------------    ------------    ------------    ------------    --------------    --------------
Net assets at end of period    $287,902,598    $262,881,724    $367,204,032    $254,474,860    $1,467,408,375    $1,141,161,523
                               ============    ============    ============    ============    ==============    ==============
Undistributed net investment
income                           $1,202,944      $3,977,606      $1,104,660      $2,089,131        $1,006,749        $3,087,681
                               ============    ============    ============    ============    ==============    ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURES INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                   REAL ESTATE
                                                    SECURITIES                         VALUE                 EQUITY INDEX
                                                      TRUST                            TRUST                     TRUST
                                        -------------------------------   -------------------------------  ----------------
                                        SIX MONTHS ENDED      YEAR        SIX MONTHS ENDED       YEAR      SIX MONTHS ENDED
                                            6/30/1999         ENDED          6/30/1999           ENDED         6/30/1999
                                           (UNAUDITED)     12/31/1998       (UNAUDITED)       12/31/1998      (UNAUDITED)
                                        ----------------  -------------   ----------------  -------------  ----------------
Increase (decrease) in net assets:
Operations:
Net investment income                    $   4,501,465    $   9,202,498    $   1,246,906    $   3,188,316    $     453,883
Net realized gain (loss) on:
   Investment transactions                 (18,720,201)     (11,066,977)       3,986,229        3,711,085          347,888
   Futures contracts                                 -                -                -                -          218,900
   Foreign currency and forward
   foreign currency contracts                        -                -                -                -                -
Change in unrealized appreciation
(depreciation) on:
   Investments                              17,853,118      (28,378,705)      23,086,798      (14,016,429)       7,878,449
   Futures contracts                                 -                -                -                -           20,533
                                         -------------    -------------    -------------    -------------    -------------

Net increase (decrease) in net assets
resulting from operations                    3,634,382      (30,243,184)      28,319,933       (7,117,028)       8,919,653

Distribution to shareholders from:
   Net investment income                    (7,390,953)      (4,711,304)            (981)      (3,187,336)            (841)
   Net realized gains on investments
   and foreign currency transactions                 -      (16,427,838)               -       (3,711,085)        (345,805)

Distribution to shareholders:
   In excess of net realized gains on
   investments and foreign currency
   transactions                                      -                -                -       (1,531,744)               -

Increase (decrease) in net assets from
capital share transactions (Note 4)        (16,048,757)      51,455,304     (112,987,736)     126,430,055       18,804,680
                                         -------------    -------------    -------------    -------------    -------------
Increase (decrease) in net assets          (19,805,328)          72,978      (84,668,784)     110,882,862       27,377,687
Net assets at beginning of period          161,832,171      161,759,193      255,554,486      144,671,624       63,292,185
                                         -------------    -------------    -------------    -------------    -------------
Net assets at end of period              $ 142,026,843    $ 161,832,171    $ 170,885,702    $ 255,554,486    $  90,669,872
                                         =============    =============    =============    =============    =============
Undistributed net investment income      $   4,613,286    $   7,502,774    $   1,246,906    $         981    $     453,863
                                         =============    =============    =============    =============    =============

                                             EQUITY INDEX
                                                TRUST
                                            -------------
                                                 YEAR
                                                 ENDED
                                              12/31/1998
                                            -------------
Increase (decrease) in net assets:
Operations:
Net investment income                       $     726,416
Net realized gain (loss) on:
   Investment transactions                         50,182
   Futures contracts                              871,822
   Foreign currency and forward
   foreign currency contracts                          20
Change in unrealized appreciation
(depreciation) on:
   Investments                                  9,449,307
   Futures contracts                              (26,890)
                                            -------------

Net increase (decrease) in net assets
resulting from operations                      11,070,857

Distribution to shareholders from:
   Net investment income                         (725,595)
   Net realized gains on investments
   and foreign currency transactions           (1,258,052)

Distribution to shareholders:
   In excess of net realized gains on
   investments and foreign currency
   transactions                                         -

Increase (decrease) in net assets from
capital share transactions (Note 4)            27,130,373
                                            -------------
Increase (decrease) in net assets              36,217,583
Net assets at beginning of period              27,074,602
                                            -------------
Net assets at end of period                 $  63,292,185
                                            =============
Undistributed net investment income         $         841
                                            =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURES INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                             U.S. LARGE CAP
                                                   GROWTH & INCOME                VALUE                 EQUITY-INCOME
                                                        TRUST                     TRUST                     TRUST
                                         ----------------------------------  ---------------  ----------------------------------
                                         SIX MONTHS ENDED         YEAR         5/1/1999* TO   SIX MONTHS ENDED         YEAR
                                            6/30/1999             ENDED          6/30/1999        6/30/1999            ENDED
                                           (UNAUDITED)         12/31/1998       (UNAUDITED)      (UNAUDITED)        12/31/1998
                                         ----------------   ---------------    ------------   ----------------   ---------------
Increase in net assets:
Operations:
Net investment income                    $     8,642,222    $    16,270,792    $     87,374   $    10,220,815    $    21,631,383
Net realized gain (loss) on:
    Investment transactions                   86,913,610         73,188,872          94,500        57,968,731         55,707,234
    Foreign currency and forward
    foreign currency contracts                        (4)                 -               -           (19,178)             5,469
Change in unrealized appreciation
(depreciation) on:
    Investments                              214,900,886        360,559,727       1,598,217        57,043,566         10,010,997
    Foreign currency and forward
    foreign currency contracts                      (746)             1,520               -            (2,342)             1,576
                                         ---------------    ---------------    ------------   ---------------    ---------------

Net increase in net assets
resulting from operations                    310,455,968        450,020,911       1,780,091       125,211,592         87,356,659

Distribution to shareholders from:
    Net investment income                    (16,252,305)       (15,313,773)              -       (21,363,276)       (18,698,833)
    Net realized gains on investments
    and foreign currency transactions        (73,217,857)       (99,563,470)              -       (55,202,191)       (40,844,225)

Increase (decrease) in net assets from
capital share transactions (Note 4)          395,356,156        349,586,661      99,065,915       (33,815,712)       118,823,876
                                         ---------------    ---------------    ------------   ---------------    ---------------
Increase in net assets                       616,341,962        684,730,329     100,846,006        14,830,413        146,637,477
Net assets at beginning of period          2,290,117,607      1,605,387,278               -     1,088,342,064        941,704,587
                                         ---------------    ---------------    ------------   ---------------    ---------------
Net assets at end of period              $ 2,906,459,569    $ 2,290,117,607    $100,846,006   $ 1,103,172,477    $ 1,088,342,064
                                         ===============    ===============    ============   ===============    ===============
Undistributed net investment income      $     8,642,222    $    16,252,305    $     87,374   $    10,220,815    $    21,363,276
                                         ===============    ===============    ============   ===============    ===============



    The accompanying notes are an integral part of the financial statements.

MANUFACTURES INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                              INCOME & VALUE TRUST
                                               (FORMERLY, MODERATE                    BALANCED                   HIGH YIELD
                                             ASSET ALLOCATION TRUST)                   TRUST                       TRUST
                                        --------------------------------   --------------------------------   ----------------
                                        SIX MONTHS ENDED        YEAR       SIX MONTHS ENDED        YEAR       SIX MONTHS ENDED
                                            6/30/1999           ENDED          6/30/1999           ENDED          6/30/1999
                                           (UNAUDITED)       12/31/1998       (UNAUDITED)       12/31/1998       (UNAUDITED)
                                        ----------------   -------------   ----------------   -------------   ----------------
Increase in net assets:
Operations:
Net investment income                     $   7,615,106    $  17,640,709     $   3,696,806    $   5,746,873     $   8,585,116
Net realized gain (loss) on:
  Investment transactions                   112,307,201       51,848,087        14,878,891       13,096,202        (2,617,547)
  Futures contracts                            (208,857)         459,020                 -                -           183,245
  Foreign currency and forward
  foreign currency contracts                   (403,111)         (29,982)          (93,041)        (192,069)          812,169
Change in unrealized appreciation
(depreciation) on:
  Investments                               (80,127,328)      16,988,917       (14,816,710)       9,091,108          (191,015)
  Futures contracts                                   -           24,906                 -                -           182,916
  Foreign currency and forward
  foreign currency contracts                    (79,458)          16,705            (2,877)           1,674           534,038
                                          -------------    -------------     -------------    -------------     -------------

Net increase in net assets
resulting from operations                    39,103,553       86,948,362         3,663,069       27,743,788         7,488,922

Distribution to shareholders from:
  Net investment income                     (17,926,561)     (20,941,772)       (5,554,804)      (4,637,642)                -
  Net realized gains on investments
  and foreign currency transactions         (51,417,390)     (47,173,913)      (13,468,698)     (20,360,461)                -

Distribution to shareholders:
  In excess of net realized gains on
  investments and foreign currency
  transactions                                        -                -                 -                -                 -

Increase (decrease) in net assets from
capital share transactions (Note 4)          69,415,209       (9,963,436)       38,911,395       74,663,502        20,754,862
                                          -------------    -------------     -------------    -------------     -------------
Increase in net assets                       39,174,811        8,869,241        23,550,962       77,409,187        28,243,784
Net assets at beginning of period           618,010,881      609,141,640       254,453,830      177,044,643       192,354,251
                                          -------------    -------------     -------------    -------------     -------------
Net assets at end of period               $ 657,185,692    $ 618,010,881     $ 278,004,792    $ 254,453,830     $ 220,598,035
                                          =============    =============     =============    =============     =============
Undistributed net investment income       $   7,537,690    $  17,849,145     $   3,696,806    $   5,554,804     $   8,632,020
                                          =============    =============     =============    =============     =============

                                           HIGH YIELD
                                              TRUST
                                         -------------
                                             YEAR
                                             ENDED
                                          12/31/1998
                                         -------------
Increase in net assets:
Operations:
Net investment income                    $  12,495,423
Net realized gain (loss) on:
  Investment transactions                      685,329
  Futures contracts                           (158,006)
  Foreign currency and forward
  foreign currency contracts                  (338,289)
Change in unrealized appreciation
(depreciation) on:
  Investments                               (9,230,531)
  Futures contracts                           (109,711)
  Foreign currency and forward
  foreign currency contracts                   (89,864)
                                         -------------

Net increase in net assets
resulting from operations                    3,254,351

Distribution to shareholders from:
  Net investment income                    (12,153,316)
  Net realized gains on investments
  and foreign currency transactions           (463,039)

Distribution to shareholders:
  In excess of net realized gains on
  investments and foreign currency
  transactions                              (1,115,256)

Increase (decrease) in net assets from
capital share transactions (Note 4)        110,083,856
                                         -------------
Increase in net assets                      99,606,596
Net assets at beginning of period           92,747,655
                                         -------------
Net assets at end of period              $ 192,354,251
                                         =============
Undistributed net investment income      $      46,904
                                         =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURES INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                               GLOBAL BOND TRUST
                                                  STRATEGIC BOND                (FORMERLY, GLOBAL            TOTAL RETURN
                                                      TRUST                   GOVERNMENT BOND TRUST)             TRUST
                                        -------------------------------   -------------------------------    -------------
                                        SIX MONTHS ENDED      YEAR        SIX MONTHS ENDED     YEAR          5/1/1999* TO
                                           6/30/1999          ENDED          6/30/1999         ENDED           6/30/1999
                                          (UNAUDITED)       12/31/1998      (UNAUDITED)      12/31/1998       (UNAUDITED)
                                        ----------------  -------------   ----------------  -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                    $  16,659,575    $  31,143,747    $   3,867,030    $  11,145,124    $   1,103,439
Net realized gain (loss) on:
  Investment transactions                   (2,690,356)     (11,765,900)         409,078       10,492,768           (2,939)
  Futures contracts                                  -                -              861                -         (981,169)
  Foreign currency and forward
  foreign currency contracts                  (378,259)        (474,432)      (9,942,809)      (9,668,870)               -
Change in unrealized appreciation
(depreciation) on:
  Investments                              (11,461,969)     (13,688,101)     (12,525,097)       6,083,115       (1,539,252)
  Futures contracts                                  -                -           89,582                -           97,844
  Options                                            -                -          (86,397)               -            7,091
  Interest rate swaps                                -                -          (51,083)               -                -
  Foreign currency and forward
  foreign currency contracts                    68,203         (348,502)       2,798,093       (3,265,913)               -
                                         -------------    -------------    -------------    -------------    -------------

Net increase (decrease) in net assets
resulting from operations                    2,197,194        4,866,812      (15,440,742)      14,786,224       (1,314,986)

Distribution to shareholders from:
  Net investment income                    (30,665,785)     (22,915,842)     (16,839,448)     (14,017,074)               -
  Net realized gains on investments
  and foreign currency transactions                  -       (3,897,165)               -       (5,897,775)               -

Increase (decrease) in net assets from
capital share transactions (Note 4)        (30,502,455)      99,770,482       (3,669,905)     (13,998,370)     165,170,412
                                         -------------    -------------    -------------    -------------    -------------
Increase (decrease) in net assets          (58,971,046)      77,824,287      (35,950,095)     (19,126,995)     163,855,426
Net assets at beginning of period          443,414,495      365,590,208      196,990,128      216,117,123                -
                                         -------------    -------------    -------------    -------------    -------------
Net assets at end of period              $ 384,443,449    $ 443,414,495    $ 161,040,033    $ 196,990,128    $ 163,855,426
                                         =============    =============    =============    =============    =============
Undistributed net investment income      $  16,655,641    $  30,812,687    $   5,083,894    $  18,056,312    $   1,103,439
                                         =============    =============    =============    =============    =============

* Commencement of operations


    The accompanying notes are an integral part of the financial statements.

MANUFACTURES INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                    INVESTMENT                 DIVERSIFIED BOND TRUST       U.S. GOVERNMENT
                                                   QUALITY BOND               (FORMERLY, CONSERVATIVE          SECURITIES
                                                      TRUST                    ASSET ALLOCATION TRUST)            TRUST
                                        -------------------------------   -------------------------------   ----------------
                                        SIX MONTHS ENDED       YEAR       SIX MONTHS ENDED       YEAR       SIX MONTHS ENDED
                                           6/30/1999           ENDED         6/30/1999           ENDED         6/30/1999
                                          (UNAUDITED)       12/31/1998      (UNAUDITED)       12/31/1998      (UNAUDITED)
                                        ----------------  -------------   ----------------  -------------   ----------------
Increase (decrease) in net assets:
Operations:
Net investment income                    $  10,690,713    $  17,062,319    $   4,322,873    $   7,917,173    $  11,589,949
Net realized gain (loss) on:
 Investment transactions                      (661,171)       1,251,275       18,134,484       10,151,359       (1,714,837)
 Futures contracts                                   -                -         (134,255)          34,810                -
 Foreign currency and forward
 foreign currency contracts                          -                -          (71,388)          (1,455)               -
Change in unrealized appreciation
(depreciation) on:
 Investments                               (15,994,723)       2,352,727      (22,600,253)       2,097,641      (12,824,685)
 Futures contracts                                   -                -                -           (1,773)               -
 Options
 Foreign currency and forward
 foreign currency contracts                          -                -          (15,345)           2,506                -
                                         -------------    -------------    -------------    -------------    -------------

Net increase (decrease) in net assets
resulting from operations                   (5,965,181)      20,666,321         (363,884)      20,200,261       (2,949,573)

Distribution to shareholders from:
 Net investment income                     (17,104,902)     (11,620,376)      (7,999,543)      (8,864,663)     (18,022,069)
 Net realized gains on investments
 and foreign currency transactions                   -                -      (10,064,425)      (9,705,964)               -

Increase (decrease) in net assets from
capital share transactions (Note 4)         15,410,327      114,519,856       48,821,061       (9,177,785)      65,605,007
                                         -------------    -------------    -------------    -------------    -------------
Increase (decrease) in net assets           (7,659,756)     123,565,801       30,393,209       (7,548,151)      44,633,365
Net assets at beginning of period          312,110,744      188,544,943      196,799,971      204,348,122      363,615,473
                                         -------------    -------------    -------------    -------------    -------------
Net assets at end of period              $ 304,450,988    $ 312,110,744    $ 227,193,180    $ 196,799,971    $ 408,248,838
                                         =============    =============    =============    =============    =============
Undistributed net investment income      $  10,690,713    $  17,104,902    $   4,302,646    $   7,979,316    $  11,572,345
                                         =============    =============    =============    =============    =============

                                        U.S. GOVERNMENT
                                          SECURITIES
                                             TRUST
                                        ---------------
                                              YEAR
                                              ENDED
                                           12/31/1998
                                        ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                    $  17,784,744
Net realized gain (loss) on:
 Investment transactions                     2,537,744
 Futures contracts                                   -
 Foreign currency and forward
 foreign currency contracts                          -
Change in unrealized appreciation
(depreciation) on:
 Investments                                 1,073,117
 Futures contracts                                   -
 Options
 Foreign currency and forward
 foreign currency contracts                          -
                                         -------------

Net increase (decrease) in net assets
resulting from operations                   21,395,605

Distribution to shareholders from:
 Net investment income                     (13,043,750)
 Net realized gains on investments
 and foreign currency transactions                   -

Increase (decrease) in net assets from
capital share transactions (Note 4)        103,986,283
                                         -------------
Increase (decrease) in net assets          112,338,138
Net assets at beginning of period          251,277,335
                                         -------------
Net assets at end of period              $ 363,615,473
                                         =============
Undistributed net investment income      $  18,004,465
                                         =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURES INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         LIFESTYLE                 LIFESTYLE
                                                       MONEY MARKET                   AGGRESSIVE 1000              GROWTH 820
                                                          TRUST                            TRUST                      TRUST
                                             -------------------------------   ------------------------------   ----------------
                                             SIX MONTHS ENDED       YEAR       SIX MONTHS ENDED      YEAR       SIX MONTHS ENDED
                                                6/30/1999           ENDED          6/30/1999         ENDED          6/30/1999
                                               (UNAUDITED)       12/31/1998       (UNAUDITED)     12/31/1998       (UNAUDITED)
                                             ----------------  -------------   ----------------  ------------   ----------------
Increase (decrease) in net assets:
Operations:
Net investment income                         $  14,872,357    $  27,391,740     $    440,512    $    311,250     $   4,662,123
Capital gain distributions received                       -                -          809,956       1,458,191         4,616,558
Net realized gain (loss) on investment
transactions                                              -                -          543,378        (966,235)        8,461,784
Change in unrealized appreciation
on investments                                            -                -            3,030       2,264,970           920,158
                                              -------------    -------------     ------------    ------------     -------------

Net increase in net assets
resulting from operations                        14,872,357       27,391,740        1,796,876       3,068,176        18,660,623

Distribution to shareholders from:
        Net investment income                   (14,872,357)     (27,391,740)        (440,512)       (311,250)       (4,662,123)
        Capital gain distributions received               -                -         (809,956)     (1,458,191)       (4,616,558)
        Net realized gains on investments                 -                -       (1,955,071)       (609,117)       (6,957,892)

Distribution to shareholders in excess of
    net realized gains on investments                     -                -                -        (966,235)                -

Increase (decrease) in net assets from
capital share transactions (Note 4)             145,711,160      170,123,617       (8,143,248)     31,697,095       (40,491,006)
                                              -------------    -------------     ------------    ------------     -------------
Increase (decrease) in net assets               145,711,160      170,123,617       (9,551,911)     31,420,478       (38,066,956)
Net assets at beginning of period               609,837,155      439,713,538       80,525,005      49,104,527       380,309,003
                                              -------------    -------------     ------------    ------------     -------------
Net assets at end of period                   $ 755,548,315    $ 609,837,155     $ 70,973,094    $ 80,525,005     $ 342,242,047
                                              =============    =============     ============    ============     =============
Undistributed net investment income                      --               --               --              --                --
                                              =============    =============     ============    ============     =============

                                                LIFESTYLE
                                               GROWTH 820
                                                  TRUST
                                              -------------
                                                   YEAR
                                                   ENDED
                                                12/31/1998
                                              -------------
Increase (decrease) in net assets:
Operations:
Net investment income                         $   5,257,312
Capital gain distributions received               6,975,778
Net realized gain (loss) on investment
transactions                                     (2,798,969)
Change in unrealized appreciation
on investments                                    7,959,295
                                              -------------

Net increase in net assets
resulting from operations                        17,393,416

Distribution to shareholders from:
        Net investment income                    (5,257,312)
        Capital gain distributions received      (6,975,778)
        Net realized gains on investments        (2,747,990)

Distribution to shareholders in excess of
    net realized gains on investments            (2,798,969)

Increase (decrease) in net assets from
capital share transactions (Note 4)             163,537,979
                                              -------------
Increase (decrease) in net assets               163,151,346
Net assets at beginning of period               217,157,657
                                              -------------
Net assets at end of period                   $ 380,309,003
                                              =============
Undistributed net investment income                      --
                                              =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURES INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                        LIFESTYLE                        LIFESTYLE                LIFESTYLE
                                                      BALANCED 640                      MODERATE 460           CONSERVATIVE 280
                                                          TRUST                            TRUST                     TRUST
                                            -------------------------------   -------------------------------  ----------------
                                            SIX MONTHS ENDED       YEAR       SIX MONTHS ENDED       YEAR      SIX MONTHS ENDED
                                               6/30/1999           ENDED         6/30/1999           ENDED         6/30/1999
                                              (UNAUDITED)       12/31/1998      (UNAUDITED)       12/31/1998      (UNAUDITED)
                                            ----------------  -------------   ----------------  -------------  ----------------
Increase (decrease) in net assets:
Operations:
Net investment income                        $   7,400,156    $   6,372,564    $   3,747,221    $   2,862,066    $  3,099,756
Capital gain distributions received              5,483,775        7,454,039        2,014,495        1,336,619       1,417,357
Net realized gain on investment
transactions                                     4,720,586       (3,086,187)       5,978,574        1,667,664       1,505,644
Change in unrealized appreciation
(depreciation) on investments                   (3,806,116)       3,981,875       (5,365,529)       3,159,452      (4,138,587)
                                             -------------    -------------    -------------    -------------    ------------

Net increase in net assets
resulting from operations                       13,798,401       14,722,291        6,374,761        9,025,801       1,884,170

Distribution to shareholders from:
  Net investment income                         (7,400,156)      (6,372,564)      (3,747,221)      (2,862,066)     (3,099,756)
  Capital gain distributions received           (5,483,775)      (4,367,852)      (2,014,495)      (1,336,619)     (1,417,357)
  Net realized gains on investments             (5,263,076)      (2,747,394)      (2,179,014)        (371,970)       (472,029)

Distributions to shareholders in excess of
capital gain distributions received                      -       (3,086,187)               -                -               -

Increase (decrease) in net assets from
capital share transactions (Note 4)            (13,395,548)     192,729,857       18,117,143       80,926,976      20,914,895
                                             -------------    -------------    -------------    -------------    ------------
Increase (decrease) in net assets              (17,744,154)     190,878,151       16,551,174       85,382,122      17,809,923
Net assets at beginning of period              377,531,453      186,653,302      138,127,752       52,745,630      78,403,538
                                             -------------    -------------    -------------    -------------    ------------
Net assets at end of period                  $ 359,787,299    $ 377,531,453    $ 154,678,926    $ 138,127,752    $ 96,213,461
                                             =============    =============    =============    =============    ============
Undistributed net investment income                     --               --               --               --              --
                                             =============    =============    =============    =============    ============

                                                  LIFESTYLE
                                               CONSERVATIVE 280
                                                     TRUST
                                               ----------------
                                                     YEAR
                                                     ENDED
                                                  12/31/1998
                                                 ------------
Increase (decrease) in net assets:
Operations:
Net investment income                            $  1,356,487
Capital gain distributions received                   510,860
Net realized gain on investment
transactions                                          312,471
Change in unrealized appreciation
(depreciation) on investments                       2,705,774
                                                 ------------

Net increase in net assets
resulting from operations                           4,885,592

Distribution to shareholders from:
  Net investment income                            (1,356,416)
  Capital gain distributions received                (510,860)
  Net realized gains on investments                  (135,411)

Distributions to shareholders in excess of
capital gain distributions received                         -

Increase (decrease) in net assets from
capital share transactions (Note 4)                55,770,613
                                                 ------------
Increase (decrease) in net assets                  58,653,518
Net assets at beginning of period                  19,750,020
                                                 ------------
Net assets at end of period                      $ 78,403,538
                                                 ============
Undistributed net investment income                        --
                                                 ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------


                                                                                 PACIFIC RIM EMERGING MARKETS TRUST
                                                     -----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                     YEARS ENDED DECEMBER 31,           10/01/1994*
                                                      6/30/1999                                                         TO
                                                                    ----------------------------------------------
                                                     (UNAUDITED)        1998        1997         1996       1995       12/31/1994
                                                        --------      -------      -------      -------    -------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $   6.83      $  7.16      $ 10.90      $ 10.36    $  9.41      $ 10.00

Income from investment operations:
         Net investment income                              0.05         0.08         0.05         0.07       0.12         0.04
         Net realized and unrealized gain (loss)
         on investments and foreign currency
         transactions                                       1.68        (0.41)       (3.77)        0.94       0.96        (0.59)
                                                        --------      -------      -------      -------    -------      -------
         Total from investment operations                   1.73        (0.33)       (3.72)        1.01       1.08        (0.55)
Less distributions:
         Dividends from net investment income              (0.08)          --           --        (0.08)     (0.09)       (0.04)
         Distributions from capital gains                     --           --        (0.02)       (0.39)     (0.04)          --
                                                        --------      -------      -------      -------    -------      -------

         Total distributions                               (0.08)          --        (0.02)       (0.47)     (0.13)       (0.04)
                                                        --------      -------      -------      -------    -------      -------

NET ASSET VALUE, END OF PERIOD                          $   8.48      $  6.83      $  7.16      $ 10.90    $ 10.36      $  9.41
                                                        ========      =======      =======      =======    =======      =======

          TOTAL RETURN                                     25.41%+      (4.61%)     (34.12%)       9.81%     11.47%       (5.63%)+
Net assets, end of period (000's)                       $ 46,963      $27,995      $23,850      $23,241    $13,057      $ 7,657
Ratio of operating expenses to average net assets           1.11%(A)     1.21%        1.42%        1.50%      1.50%        1.50%(A)
Ratio of net investment income to average net assets        1.09%(A)     1.21%        0.65%        0.78%      1.01%        1.84%(A)
Portfolio turnover rate                                       63%(A)       62%          63%          48%        55%           0%(A)

-------------------

*        Commencement of operations

+        Non-annualized

(A)      Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
----------------------------------------------------------------------------


                                                                                 SCIENCE &
                                                                              TECHNOLOGY TRUST
                                                            -----------------------------------------------
                                                            SIX MONTHS
                                                              ENDED             YEAR ENDED       01/01/1997*
                                                            6/30/1999           DECEMBER 31,        TO
                                                            (UNAUDITED)             1998         12/31/1997
                                                            ------------        -----------      -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $     19.52         $     13.62      $     12.50
Income from investment operations:
         Net investment loss                                      (0.04)              (0.09)           (0.04)
         Net realized and unrealized gain on investments
          and foreign currency transactions                        5.95                5.99             1.38
                                                            -----------         -----------      -----------
         Total from investment operations                          5.91                5.90             1.34
Less distributions:
         Distributions from capital gains                         (0.03)                 --            (0.22)
                                                            -----------         -----------      -----------
         Total distributions                                      (0.03)                 --            (0.22)
                                                            -----------         -----------      -----------
NET ASSET VALUE, END OF PERIOD                              $     25.40         $     19.52      $     13.62
                                                            ===========         ===========      ===========
         TOTAL RETURN                                          30.30% +               43.32%           10.71%
Net assets, end of period (000's)                           $   476,009         $   179,285      $    67,348
Ratio of operating expenses to average net assets                  1.16%(A)            1.21%            1.26%
Ratio of net investment loss to average net assets                (0.43%)(A)          (0.73%)          (0.54%)
Portfolio turnover rate                                             132%(A)             105%             121%



----------------


*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------

                                                                              INTERNATIONAL
                                                                              SMALL CAP TRUST
                                                        -----------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED            YEAR ENDED DECEMBER 31,            03/04/1996*
                                                         6/30/1999                                                  TO
                                                                       --------------------------------
                                                        (UNAUDITED)             1998             1997          12/31/1996
                                                        -----------         -----------      -----------      -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $     15.28         $     13.70      $     13.60      $     12.50
Income from investment operations:
         Net investment income                                   --                0.07             0.08             0.06
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                          1.25                1.56             0.03             1.09
                                                        -----------         -----------      -----------      -----------
         Total from investment operations                      1.25                1.63             0.11             1.15
Less distributions:
         Dividends from net investment income                 (0.05)              (0.05)           (0.01)           (0.05)
                                                        -----------         -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD                          $     16.48         $     15.28      $     13.70      $     13.60
                                                        ===========         ===========      ===========      ===========
         TOTAL RETURN                                          8.22%+             11.86%            0.79%         9.20% +
Net assets, end of period (000's)                       $   135,948         $   147,898      $   128,576      $    97,218
Ratio of operating expenses to average net assets              1.26%(A)            1.25%            1.31%            1.29%(A)
Ratio of net investment income to average net assets          (0.02%)(A)           0.44%            0.63%            0.93%(A)
Portfolio turnover rate                                          35%(A)              45%              74%              50%(A)

--------------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------


                                                                    AGGRESSIVE GROWTH TRUST
                                                                   (FORMERLY, PILGRIM BAXTER GROWTH TRUST)
                                                            --------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                              01/01/1997 *
                                                             6/30/1999@         YEAR ENDED          TO
                                                            (UNAUDITED)         12/31/1998       12/31/1997
                                                            -----------        -----------      -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $     13.04        $     12.50      $     12.50
Income from investment operations:
         Net investment loss                                      (0.04)             (0.07)           (0.03)
         Net realized and unrealized gain on investments          (0.02)              0.61             0.03
                                                            -----------        -----------      -----------
         Total from investment operations                         (0.06)              0.54               --
                                                            -----------        -----------      -----------
NET ASSET VALUE, END OF PERIOD                              $     12.98        $     13.04      $     12.50
                                                            ===========        ===========      ===========
         TOTAL RETURN                                             (0.46%)+            4.32%            0.00%
Net assets, end of period (000's)                           $    66,437        $   143,010      $    93,335
Ratio of operating expenses to average net assets                  1.15%(A)           1.14%            1.18%
Ratio of net investment loss to average net assets                (0.65%)(A)         (0.64%)          (0.46%)
Portfolio turnover rate                                             149%(A)            189%              63%

---------------

*        Commencement of operations

@ Net investment income per share was calculated using the average shares method for the six months ended June 30,1999.

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------

                                                                             EMERGING SMALL
                                                                             COMPANY TRUST
                                                           ------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                               01/01/1997*
                                                            6/30/1999           YEAR ENDED            TO
                                                            (UNAUDITED)         12/31/1998       12/31/1997
                                                            -----------         -----------      -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                       $     23.82         $     24.13      $     20.60
Income from investment operations:
         Net investment loss                                      (0.06)              (0.12)           (0.02)
         Net realized and unrealized gain on investments           1.50                0.17             3.55
                                                            -----------         -----------      -----------
         Total from investment operations                          1.44                0.05             3.53
Less distributions:
         Distributions from capital gains                         (0.34)              (0.36)              --
                                                            -----------         -----------      -----------
NET ASSET VALUE, END OF PERIOD                              $     24.92         $     23.82      $     24.13
                                                            ===========         ===========      ===========
         TOTAL RETURN                                              6.15%+              0.07%           17.14%
Net assets, end of period (000's)                           $   288,379         $   300,637      $   275,774
Ratio of operating expenses to average net assets                  1.11%(A)            1.10%            1.11%
Ratio of net investment loss to average net assets                (0.50%)(A)          (0.54%)          (0.13%)
Portfolio turnover rate                                             232%(A)              77%             120%

-----------------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------

                                                            SMALL COMPANY
                                                            BLEND TRUST
                                                            ------------
                                                             5/01/1999*
                                                                 TO
                                                              6/30/1999
                                                            (UNAUDITED)
                                                            -----------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    12.50
Income from investment operations:
         Net investment loss                                        --
         Net realized and unrealized gain on investments          1.13
                                                            ----------
         Total from investment operations                         1.13
                                                            ----------

NET ASSET VALUE, END OF PERIOD                              $    13.63
                                                            ==========
         TOTAL RETURN                                          9.04% +
Net assets, end of period (000's)                           $   19,536
Ratio of operating expenses to average net assets                 1.46%(A)
Ratio of net investment loss to average net assets               (0.12%)(A)
Portfolio turnover rate                                              4%(A)



-----------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-----------------------------------------------------------------------------

                                                                           MID CAP GROWTH TRUST
                                                                      (FORMERLY, SMALL/MID CAP TRUST)
                                                      -----------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                     YEAR ENDED               03/04/1996*
                                                       6/30/1999                   DECEMBER 31,                 TO
                                                                          ----------------------------
                                                      (UNAUDITED)             1998            1997           12/31/1996
                                                      -----------         -----------      -----------      -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $     19.77         $     15.41      $     13.37      $     12.50
Income from investment operations:
         Net investment loss                                (0.04)              (0.04)           (0.04)              --
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                        1.76                4.40             2.08             0.87
                                                      -----------         -----------      -----------      -----------
         Total from investment operations                    1.72                4.36             2.04             0.87
                                                      -----------         -----------      -----------      -----------
Less distributions:
         Distributions from capital gains                   (2.67)                 --               --               --
                                                      -----------         -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD                        $     18.82         $     19.77      $     15.41      $     13.37
                                                      ===========         ===========      ===========      ===========
         TOTAL RETURN                                        9.40%+             28.29%           15.26%            6.96%+
Net assets, end of period (000's)                     $   461,411         $   395,109      $   268,377      $   176,062
Ratio of operating expenses to average net assets            1.04%(A)            1.04%            1.05%       1.10% (A)
Ratio of net investment loss to average net assets          (0.49%)(A)          (0.27%)          (0.33%)          (0.02%)(A)
Portfolio turnover rate                                       345%(A)             150%             151%         67% (A)

--------------


*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-----------------------------------------------------------------------------

                                                        MID CAP
                                                      STOCK TRUST
                                                      -----------
                                                      5/01/1999*
                                                          TO
                                                       6/30/1999
                                                      (UNAUDITED)
                                                      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    12.50
Income from investment operations:
         Net investment loss                                  --
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                       0.68
                                                      ----------
         Total from investment operations                   0.68
                                                      ----------
NET ASSET VALUE, END OF PERIOD                        $    13.18
                                                      ==========
         TOTAL RETURN                                    5.44% +
Net assets, end of period (000's)                     $   63,571
Ratio of operating expenses to average net assets           1.11%(A)
Ratio of net investment loss to average net assets             0%(A)
Portfolio turnover rate                                       16%(A)

----------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------

                                                                                 OVERSEAS TRUST
                                                               (FORMERLY, INTERNATIONAL GROWTH AND INCOME TRUST)
                                                       -------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED              YEARS ENDED DECEMBER 31,            01/09/1995*
                                                        6/30/1999                                                     TO
                                                                        ------------------------------------
                                                       (UNAUDITED)        1998          1997           1996       12/31/1995
                                                        --------        --------      ---------      --------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $  11.33        $  11.01      $   11.77      $  10.47      $   10.00
                                                        --------        --------      ---------      --------      ---------
Income from investment operations:
         Net investment income                              0.08            0.06           0.23          0.17           0.11
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                       0.58            0.88          (0.26)         1.15           0.59
                                                        --------        --------      ---------      --------      ---------
         Total from investment operations                   0.66            0.94          (0.03)         1.32           0.70
Less distributions:
         Dividends from net investment income                 --           (0.26)         (0.22)        (0.02)         (0.12)
         Distributions from capital gains                     --           (0.36)         (0.51)           --          (0.11)
                                                        --------        --------      ---------      --------      ---------
         Total distributions                                  --           (0.62)         (0.73)        (0.02)         (0.23)
                                                        --------        --------      ---------      --------      ---------
NET ASSET VALUE, END OF PERIOD                          $  11.99        $  11.33      $   11.01      $  11.77      $   10.47
                                                        ========        ========      =========      ========      =========
         Total return                                       5.74%+          8.04%         (0.08%)       12.61%       6.98% +
Net assets, end of period (000's)                       $284,669        $218,551      $ 203,776      $189,010      $  88,638
Ratio of operating expenses to average net assets           1.22%(A)        1.16%          1.12%         1.11%          1.47%(A)
Ratio of net investment income to average net assets        1.54%(A)        0.61%          2.08%         1.82%          0.71%(A)
Portfolio turnover rate                                      236%(A)         150%           166%          148%           112%(A)

-----------------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------

                                                                      INTERNATIONAL STOCK
                                                                            TRUST
                                                        -----------------------------------------------
                                                        SIX MONTHS
                                                           ENDED           YEAR ENDED       01/01/1997 *
                                                         6/30/1999         DECEMBER 31,          TO
                                                        (UNAUDITED)           1998             12/31/97
                                                        -----------        -----------      -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $     12.98        $     11.47      $     11.47

Income from investment operations:
          Net investment income                                0.09               0.09             0.04
          Net realized and unrealized gain on
          investments and foreign currency
          transactions                                         0.17               1.62             0.12
                                                        -----------        -----------      -----------
          Total from investment operations                     0.26               1.71             0.16
Less distributions
          Dividends from net investment income                   --              (0.09)           (0.03)
          Distributions from capital gains                       --              (0.11)           (0.13)
                                                        -----------        -----------      -----------
          Total Distributions                                    --              (0.20)           (0.16)
                                                        -----------        -----------      -----------
NET ASSET VALUE, END OF PERIOD                          $     13.24        $     12.98      $     11.47
                                                        ===========        ===========      ===========
          Total return                                         2.03%+            14.91%            1.38%
Net assets, end of period (000's)                       $   168,008        $   234,103      $   145,253
Ratio of operating expenses to average net assets              1.28%(A)           1.25%            1.38%
Ratio of net investment income to average net assets           1.17%(A)           0.82%            0.56%
Portfolio turnover rate                                          43%(A)             27%              43%

----------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------

                                                       INTERNATIONAL
                                                           VALUE
                                                           TRUST
                                                     ------------------
                                                        5/01/1999*
                                                            TO
                                                         6/30/1999
                                                        (UNAUDITED)
                                                     ------------------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $    12.50

Income from investment operations:
         Net investment income                                0.06
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                        (0.16)
                                                        ----------
         Total from investment operations                    (0.10)
                                                        ----------
NET ASSET VALUE, END OF PERIOD                          $    12.40
                                                        ==========
         Total return                                        (0.80%)+
Net assets, end of period (000's)                       $   61,824
Ratio of operating expenses to average net assets             1.42%(A)
Ratio of net investment income to average net assets          3.30%(A)
Portfolio turnover rate                                          0%(A)



-------------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
-------------------------------------------------------------------------------


                                                                                   MID CAP BLEND TRUST
                                                                                  (FORMERLY, EQUITY TRUST)
                                                        ------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                YEARS ENDED DECEMBER 31,
                                                        6/30/1999
                                                                         -------------------------------------------------------
                                                        (UNAUDITED)          1998          1997           1996        1995
                                                        -----------      -----------    -----------    ----------   ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $     19.48      $     21.50    $     22.62    $    20.79   $    14.66

Income from investment operations:
         Net investment income                                 0.05             0.08           0.08          0.13         0.10
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                          3.00             2.13           3.31          3.77         6.14
                                                        -----------      -----------    -----------     ---------   ----------

         Total from investment operations                      3.05             2.21           3.39          3.90         6.24
Less distributions:
         Dividends from net investment income                 (0.09)           (0.07)         (0.14)        (0.09)       (0.11)
         Distributions from capital gains                     (2.31)           (4.16)         (4.37)        (1.98)          --
                                                        -----------      -----------    -----------     ---------   ----------
         Total distributions                                  (2.40)           (4.23)         (4.51)        (2.07)       (0.11)
                                                        -----------      -----------    -----------     ---------   ----------

NET ASSET VALUE, END OF PERIOD                          $     20.13      $     19.48    $     21.50    $    22.62   $    20.79
                                                        ===========      ===========    ===========     =========   ==========

         Total return                                         17.42%+           9.41%         19.25%        20.14%       42.79%
Net assets, end of period (000's)                       $ 1,617,139      $ 1,556,169    $ 1,521,382    $1,345,461   $  988,800
Ratio of operating expenses to average net assets              0.83%(A)         0.80%          0.80%         0.80%        0.80%
Ratio of net investment income to average net assets           0.46%(A)         0.42%          0.35%         0.71%        0.63%
Portfolio turnover rate                                          80%(A)           93%           224%          223%          88%


                                                                                MID CAP BLEND TRUST
                                                                             (FORMERLY, EQUITY TRUST)
                                                       ------------------------------------------------------------------------
                                                         1994
                                                       ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $   15.57

Income from investment operations:
         Net investment income                              0.11
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                      (0.18)

                                                       ---------
         Total from investment operations                  (0.07)
Less distributions:
         Dividends from net investment income              (0.05)
         Distributions from capital gains                  (0.79)
                                                       ---------
         Total distributions                               (0.84)
                                                       ---------
NET ASSET VALUE, END OF PERIOD                         $   14.66
                                                       =========
         Total return                                      (0.53%)
Net assets, end of period (000's)                      $ 534,562
Ratio of operating expenses to average net assets           0.84%
Ratio of net investment income to average net assets        0.88%
Portfolio turnover rate                                      132%


------------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
------------------------------------------------------------------------------

                                                                       SMALL COMPANY
                                                                       VALUE TRUST
                                                        -----------------------------------------------
                                                         SIX MONTHS
                                                            ENDED          YEAR ENDED      10/01/1997 *
                                                          6/30/1999       DECEMBER 31,          TO
                                                         (UNAUDITED)         1998           12/31/1997
                                                        -----------        -----------      -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $     11.37        $     11.94      $     12.50
Income from investment operations:
         Net investment income                                 0.02               0.01             0.01
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                          0.20              (0.57)           (0.57)
                                                        -----------        -----------      -----------
         Total from investment operations                      0.22              (0.56)           (0.56)
                                                        -----------        -----------      -----------
Less distributions:
         Dividends from net investment income                 (0.01)             (0.01)              --
                                                        -----------        -----------      -----------
NET ASSET VALUE, END OF PERIOD                          $     11.58        $     11.37      $     11.94
                                                        ===========        ===========      ===========
         Total return                                          1.92%+            (4.72%)      (4.48%) +
Net assets, end of period (000's)                       $    83,758        $   162,335      $    67,091
Ratio of operating expenses to average net assets              1.21%(A)           1.23%       1.19% (A)
Ratio of net investment income to average net assets           0.20%(A)           0.16%       0.54% (A)
Portfolio turnover rate                                         126%(A)            131%         81% (A)

----------

*        Commencement of operations

+        Non-annualized

(A)      Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                 GLOBAL EQUITY TRUST
                                                         ----------------------------------------------------------------
                                                                                          YEARS ENDED DECEMBER 31,
                                                         SIX MONTHS
                                                           ENDED       --------------------------------------------------
                                                         6/30/1999
                                                        (UNAUDITED)       1998          1997          1996         1995
                                                         --------      --------      --------      --------      --------
NET  ASSET VALUE, BEGINNING OF PERIOD                    $  20.38      $  19.38      $  17.84      $  16.10      $  15.74
Income from investment operations:
         Net investment income                               0.14          0.17          0.19          0.12          0.29
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                        0.47          2.27          3.16          1.89          0.84
                                                         --------      --------      --------      --------      --------
         Total from investment operations                    0.61          2.44          3.35          2.01          1.13
Less distributions:
         Dividends from net investment income               (0.12)        (0.36)        (0.27)        (0.27)        (0.08)
         Distributions from capital gains                   (2.07)        (1.08)        (1.54)           --         (0.69)
                                                         --------      --------      --------      --------      --------
         Total distributions                                (2.19)        (1.44)        (1.81)        (0.27)        (0.77)
                                                         --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                           $  18.80      $  20.38      $  19.38      $  17.84      $  16.10
                                                         ========      ========      ========      ========      ========
         TOTAL RETURN                                      3.72%+        12.24%        20.80%        12.62%         7.68%
Net assets, end of period (000's)                        $929,423      $928,564      $868,413      $726,842      $648,183

Ratio of operating expenses to average net assets         1.06%(A)        1.01%         1.01%         1.01%         1.05%
Ratio of net investment income to average net assets      0.77%(A)        0.84%         1.02%         0.78%         0.61%
Portfolio turnover rate                                     32%(A)          32%           33%          169%           63%


                                                                                 GLOBAL EQUITY TRUST
                                                       ---------------------------------------------------------------------------
                                                                                 YEARS ENDED DECEMBER 31,

                                                       ---------------------------------------------------------------------------
                                                         1994
                                                       --------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $  15.73
Income from investment operations:
         Net investment income                             0.05
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                      0.22
                                                       --------
         Total from investment operations                  0.27
Less distributions:
         Dividends from net investment income             (0.02)
         Distributions from capital gains                 (0.24)
                                                       --------
         Total distributions                              (0.26)
                                                       --------
NET ASSET VALUE, END OF PERIOD                         $  15.74
                                                       ========
         TOTAL RETURN                                     1.74%
Net assets, end of period (000's)                      $616,138

Ratio of operating expenses to average net assets         1.08%
Ratio of net investment income to average net assets      0.44%
Portfolio turnover rate                                     52%



*     Commencement of operations

+     Non-annualized

(A)   Annualized



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                       GROWTH TRUST
                                                          ----------------------------------------------------------------------
                                                           SIX MONTHS                    YEAR ENDED
                                                             ENDED                       DECEMBER 31,               07/15/1996 *
                                                           6/30/1999            -----------------------------            TO
                                                          (UNAUDITED)              1998               1997           12/31/1996
                                                          -----------           -----------        -----------       -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $     20.50           $     17.21        $     13.73       $     12.50
Income from investment operations:
         Net investment income (loss)                           (0.02)                 0.06               0.08              0.09
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                            3.05                  4.00               3.40              1.23
                                                          -----------           -----------        -----------       -----------
         Total from investment operations                        3.03                  4.06               3.48              1.32
Less distributions:
         Dividends from net investment income                   (0.06)                (0.07)              --               (0.09)
         Distribution from capital gains                        (0.98)                (0.70)              --                --
                                                          -----------           -----------        -----------       -----------
         Total distributions                                    (1.04)                (0.77)              --                --
                                                          -----------           -----------        -----------       -----------
NET ASSET VALUE, END OF PERIOD                            $     22.49           $     20.50        $     17.21       $     13.73
                                                          ===========           ===========        ===========       ===========
         TOTAL RETURN                                           14.79%+               23.95%             25.35%         10.53% +
Net assets, end of period (000's)                         $   451,306           $   299,994        $   167,388       $    56,807
Ratio of operating expenses to average net assets                0.89%(A)              0.90%              0.95%        1.01% (A)
Ratio of net investment income to average net assets            (0.09%)(A)             0.42%              0.74%        2.57% (A)
Portfolio turnover rate                                           199%(A)               136%               179%         215% (A)


*     Commencement of operations

+     Non-annualized

(A)  Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)

                                                                                       LARGE CAP GROWTH TRUST
                                                                              (FORMERLY, AGGRESSIVE ASSET ALLOCATION TRUST)
                                                                         -------------------------------------------------------
                                                        SIX MONTHS                       YEARS ENDED DECEMBER 31,
                                                          ENDED
                                                        6/30/1999        -------------------------------------------------------
                                                       (UNAUDITED)           1998          1997           1996           1995
                                                       ----------        ----------     ----------     ----------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                  $    15.26        $    14.36     $    13.45     $    12.85     $    11.17
Income from investment operations:
         Net investment income                               0.06              0.24           0.29           0.36           0.35
         Net realized and unrealized gain on
         investments and foreign currency
          transactions                                       0.96              2.43           2.01           1.21           2.07
                                                       ----------        ----------     ----------     ----------     ----------

             Total from investment operations                1.02              2.67           2.30           1.57           2.42
Less distributions:
         Dividends from net investment income               (0.23)            (0.29)         (0.38)         (0.33)         (0.33)
         Distributions from capital gains                   (1.38)            (1.48)         (1.01)         (0.64)         (0.41)
                                                       ----------        ----------     ----------     ----------     ----------
         Total distributions                                (1.61)            (1.77)         (1.39)         (0.97)         (0.74)
                                                       ----------        ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                         $    14.67        $    15.26     $    14.36     $    13.45     $    12.85
                                                       ==========        ==========     ==========     ==========     ==========
         TOTAL RETURN                                        6.67%+           19.12%         19.09%         13.00%         22.77%
Net assets, end of period (000's)                      $  287,903        $  262,882     $  243,533     $  226,699     $  211,757

Ratio of operating expenses to average net assets            0.91%(A)          0.88%          0.90%          0.90%          0.91%
Ratio of net investment income to average net assets         0.91%(A)          1.58%          1.99%          2.73%          2.76%
Portfolio turnover rate                                       231%(A)            64%            91%            75%           111%



                                                                                     LARGE CAP GROWTH TRUST
                                                                         (FORMERLY, AGGRESSIVE ASSET ALLOCATION TRUST)
                                                       ----------------------------------------------------------------------------

                                                       --------
                                                         1994
                                                      ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                 $   12.03
Income from investment operations:
         Net investment income                             0.31
         Net realized and unrealized gain on
         investments and foreign currency
          transactions                                    (0.41)
                                                      ---------

             Total from investment operations             (0.10)
Less distributions:
         Dividends from net investment income             (0.31)
         Distributions from capital gains                 (0.45)
                                                      ---------
         Total distributions                              (0.76)
                                                      ---------
NET ASSET VALUE, END OF PERIOD                        $   11.17
                                                      =========
         TOTAL RETURN                                     (0.69%)
Net assets, end of period (000's)                     $ 184,662

Ratio of operating expenses to average net assets          0.89%
Ratio of net investment income to average net assets       2.90%
Portfolio turnover rate                                     136%


+   Non-annualized
(A) Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                              QUANTITATIVE EQUITY TRUST
                                                        ---------------------------------------------------------------------
                                                        SIX MONTHS                            YEARS ENDED DECEMBER 31,
                                                          ENDED
                                                        6/30/1999        ----------------------------------------------------
                                                       (UNAUDITED)         1998           1997        1996            1995
                                                        ---------        ---------     ---------    ---------     -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $   25.22        $   22.50     $   17.33    $   17.27     $     13.36

Income from investment operations:
         Net investment income (B)                           0.05             0.20          0.26         0.26            0.24
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                        2.72             5.42          4.91         2.83            3.67
                                                        ---------        ---------     ---------    ---------     -----------
         Total from investment operations                    2.77             5.62          5.17         3.09            3.91

Less distributions:

         Dividends from net investment income               (0.18)           (0.25)         --          (0.50)           --
         Distributions from capital gains                   (2.24)           (2.65)         --          (2.53)           --
                                                        ---------        ---------     ---------    ---------     -----------
        Total distributions                                 (2.42)           (2.90)         --          (3.03)           --
                                                        ---------        ---------     ---------    ---------     -----------
NET ASSET VALUE, END OF PERIOD                          $   25.57        $   25.22     $   22.50    $   17.33     $     17.27
                                                        =========        =========     =========    =========     ===========
         TOTAL RETURN                                       11.05%+          26.35%        29.83%       17.92%          29.23%

Net assets, end of period (000's)                       $ 367,204        $ 254,475     $ 167,530    $  91,900     $    60,996
Ratio of operating expenses to average net assets (C)        0.75%(A)         0.76%         0.50%        0.50%           0.50%
Ratio of net investment income to average net assets         0.72%(A)         1.06%         1.50%        1.81%           1.76%
Portfolio turnover rate                                       191%(A)          225%          114%         105%            109%


*    Commencement of operations

+    Non-annualized

(A)  Annualized

(B) After investment adviser expense reimbursement per share of $0.05 for the year ended December 31, 1997.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.


MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                                QUANTITATIVE EQUITY TRUST
                                                        ----------------------------------------------------------------------

                                                                                  YEARS ENDED DECEMBER 31,

                                                        ----------------------------------------------------------------------
                                                          1994
                                                        --------
NET  ASSET VALUE, BEGINNING OF PERIOD                   $  14.68

Income from investment operations:
         Net investment income (B)                          0.20
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                      (0.81)
                                                        --------
         Total from investment operations                  (0.61)

Less distributions:

         Dividends from net investment income              (0.20)

         Distributions from capital gains                  (0.51)
                                                        --------
        Total distributions                                (0.71)
                                                        --------


NET ASSET VALUE, END OF PERIOD                          $  13.36
                                                        ========

         TOTAL RETURN                                      (4.19%)

Net assets, end of period (000's)                       $ 34,829
Ratio of operating expenses to average net assets (C)       0.50%
Ratio of net investment income to average net assets        1.53%

Portfolio turnover rate                                       85%



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                          BLUE CHIP GROWTH TRUST
                                                           -----------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED              YEARS ENDED DECEMBER 31,
                                                           6/30/1999
                                                                         --------------------------------------
                                                          (UNAUDITED)        1998           1997         1996
                                                          -----------     ----------     ----------   ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                          $18.92       $15.00        $14.31        $11.40
Income from investment operations:
         Net investment income (B)                               0.01         0.05          0.09          0.03
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions           1.78         4.19          3.13          2.92
                                                           ----------   ----------      --------      --------
         Total from investment operations                        1.79         4.24          3.22          2.95
Less distributions:
         Dividends from net investment income                   (0.05)       (0.08)        (0.03)        (0.04)
         Distributions from capital gains                       (0.82)       (0.24)        (2.50)         ----
                                                           ----------   ----------      --------      --------
         Total distributions                                    (0.87)       (0.32)        (2.53)        (0.04)
                                                           ----------   ----------      --------      --------
NET ASSET VALUE, END OF PERIOD                                 $19.84       $18.92        $15.00        $14.31
                                                           ==========   ==========      ========      ========
         TOTAL RETURN                                          9.50%+       28.49%        26.94%        25.90%
Net assets, end of period (000's)                          $1,467,408   $1,141,162      $708,807      $422,571
                                                           ----------   ----------      --------      --------
Ratio of operating expenses to average net assets (C)         0.94%(A)       0.97%        0.975%        0.975%
Ratio of net investment income to average net assets          0.16%(A)       0.37%         0.74%         0.26%
Portfolio turnover rate                                         42%(A)         42%           37%          159%


                                                           BLUE CHIP GROWTH TRUST
                                                          -------------------------
                                                           YEARS ENDED DECEMBER 31,
                                                          -------------------------
                                                             1995           1994
                                                          ----------     ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                          $9.05         $9.55
Income from investment operations:
         Net investment income (B)                              0.03          0.04
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions          2.36         (0.50)
                                                            --------      --------
         Total from investment operations                       2.39         (0.46)
Less distributions:
         Dividends from net investment income                  (0.04)        (0.04)
         Distributions from capital gains                       ----          ----
                                                            --------      --------
         Total distributions                                   (0.04)        (0.04)
                                                            --------      --------
NET ASSET VALUE, END OF PERIOD                                $11.40         $9.05
                                                            ========      == =====
         TOTAL RETURN                                         26.53%        (4.80%)
Net assets, end of period (000's)                           $277,674      $151,727
Ratio of operating expenses to average net assets (C)         0.975%        0.975%
Ratio of net investment income to average net assets           0.42%         0.65%
Portfolio turnover rate                                          57%           33%
----------------------------------------------------------------------------------


*    Commencement of operations

+    Non-annualized

(A)  Annualized

(B) After investment adviser and subadviser expense reimbursement per share of $0.006, $0.004 and $0.006 for the years ended December 31, 1996, 1995 and
     1994, respectively.

(C) The ratio of operating expenses, before reimbursement from the investment adviser and subadviser, was 1.02%, 1.03% and 1.06% for the years ended December 31, 1996, 1995 and 1994, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              Real Estate Securities Trust
                                                         --------------------------------------------------------------------------
                                                          Six Months
                                                            Ended                        Years Ended December 31,
                                                           6/30/99
                                                                      -------------------------------------------------------------
                                                         (Unaudited)        1998          1997          1996          1995
                                                         ------------     --------      --------      --------      --------
Net  asset value, beginning of period                       $14.76         $20.07        $16.95       $15.10        $13.34
Income from investment operations:
         Net investment income (B)                            0.49           0.78          0.80         0.74          0.67
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions       (0.20)         (3.72)         2.32         4.31          1.35
                                                            ---------     --------      --------      -------       -------
         Total from investment operations                     0.29          (2.94)         3.12         5.05          2.02
Less distributions:
         Dividends from net investment income                (0.71)         (0.53)         ----        (1.39)        (0.26)
         Distributions from capital gains                     ----          (1.84)         ----        (1.81)         ----
                                                            ---------     --------      --------      -------       -------
         Total distributions                                 (0.71)         (2.37)         ----        (3.20)        (0.26)
                                                            ---------     --------      --------      -------       -------
Net asset value, end of period                              $14.34         $14.76        $20.07       $16.95        $15.10
                                                            =========     ========      ========      =======       =======
         Total return                                         2.35%+      (16.44%)       18.41%       34.69%        15.14%
Net assets, end of period (000's)                           $142,027      $161,832      $161,759      $76,220       $52,440
Ratio of operating expenses to average net assets (C)         0.77%(A)       0.76%         0.50%        0.50%         0.50%
Ratio of net investment income to average net assets          6.03%(A)       5.57%         5.42%        5.22%         5.06%
Portfolio turnover rate                                        221%(A)        122%          148%         231%          136%


                                                        ----------------
                                                          Real Estate
                                                        Securities Trust
                                                        ----------------
                                                             1994
                                                           --------
Net  asset value, beginning of period                       $14.07
Income from investment operations:
         Net investment income (B)                            0.55
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions       (0.93)
                                                           -------
         Total from investment operations                    (0.38)
Less distributions:
         Dividends from net investment income                (0.27)
         Distributions from capital gains                    (0.08)
                                                           -------
         Total distributions                                 (0.35)
                                                           -------
Net asset value, end of period                              $13.34
                                                           =======
         Total return                                       (2.76%)
Net assets, end of period (000's)                          $42,571
Ratio of operating expenses to average net assets (C)        0.50%
Ratio of net investment income to average net assets         4.26%
Portfolio turnover rate                                        36%

--------------------------------------------------------------------------------

+    Non-annualized

(A)  Annualized

(B) After investment adviser expense reimbursement per share of $0.04 for the year ended December 31, 1997.

(C) The ratio of operating expenses, before reimbursement from the investment adviser, was 0.77% for the year ended December 31, 1997.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                       VALUE TRUST
                                                         ----------------------------------------
                                                          SIX MONTHS
                                                            ENDED      YEAR ENDED    01/01/1997 *
                                                           6/30/99     DECEMBER 31,       TO
                                                         (UNAUDITED)      1998        12/31/97
                                                         ------------  -----------   ------------
NET  ASSET VALUE, BEGINNING OF PERIOD                          $14.06       $14.81        $12.50
Income from investment operations:
         Net investment income                                   0.11         0.18          0.10
         Net realized and unrealized gain (loss) on
         investments and foreign currency transactions           1.57        (0.45)         2.67
                                                             --------     --------      --------
         Total from investment operations                        1.68        (0.27)         2.77
Less distributions:
         Dividends from net investment income                    ----        (0.18)        (0.10)
         Distributions from capital gains                        ----        (0.30)        (0.36)
                                                             --------     --------      --------
         Total distributions                                     ----        (0.48)        (0.46)
                                                             --------     --------      --------
NET ASSET VALUE, END OF PERIOD                                 $15.74       $14.06        $14.81
                                                             ========     ========      ========
         TOTAL RETURN                                         11.95%+       (1.72%)       22.14%
Net assets, end of period (000's)                            $170,886     $255,554      $144,672
                                                             --------     --------      --------
Ratio of operating expenses to average net assets             0.86%(A)       0.85%         0.96%
Ratio of net investment income to average net assets          1.11%(A)       1.50%         1.50%
Portfolio turnover rate                                         63%(A)         45%           43%

--------------------------------------------------------------------------------

*     Commencement of operations

+     Non-annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                           Equity Index Trust
                                                             ---------------------------------------------------
                                                             Six Months
                                                                Ended          Years Ended           02/14/1996 *
                                                               6/30/99         December 31,              to
                                                                         -------------------------
                                                             (Unaudited)        1998        1997     12/31/1996
                                                             -----------      -------     -------    ------------
Net  asset value, beginning of period                             $15.43       $12.48      $10.69      $10.00
Income from investment operations:
              Net investment income (B)                             0.08         0.18        0.32        0.19
              Net realized and unrealized gain on investments       1.80         3.36        3.26        1.29
                                                                 -------      -------     -------      ------
              Total from investment operations                      1.88         3.54        3.58        1.48
Less distributions:
              Dividends from net investment income                  ----        (0.18)      (0.32)      (0.19)
              Distributions from capital gains                     (0.07)       (0.41)      (1.47)      (0.60)
                                                                 -------      -------     -------      ------
              Total distributions                                  (0.07)       (0.59)      (1.79)      (0.79)
                                                                 -------      -------     -------      ------
Net asset value, end of period                                    $17.24       $15.43      $12.48      $10.69
                                                                 =======      =======     =======      ======
              Total return                                       12.21%+       28.56%      33.53%    14.86% +
Net assets, end of period (000's)                                $90,670      $63,292     $27,075      $7,818
Ratio of operating expenses to average net assets (C)            0.40%(A)       0.40%       0.40%    0.40% (A)
Ratio of net investment income to average net assets             0.30%(A)       1.70%       3.64%    4.74% (A)
Portfolio turnover rate                                            11%(A)          3%          7%      27% (A)

--------------------------------------------------------------------------------

*     Commencement of operations

(A)   Annualized

(B) After investment adviser expense reimbursement per share of $0.0005 for the six months ended June 30,1999 and $0.02 and $0.01 for the years ended December 31,1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, were 0.41% for the six months ended June 30,1999 and 0.55% and 0.57% for the year ended December 31, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                Growth & Income Trust
                                                       --------------------------------------------------------------------
                                                        Six Months
                                                          Ended                      Years Ended December 31,
                                                         6/30/99
                                                                      -----------------------------------------------------
                                                       (Unaudited)       1998          1997         1996            1995
                                                       ------------   ----------    ----------   ----------      ----------
Net  asset value, beginning of period                        $28.43       $23.89        $19.38       $16.37        $13.04
Income from investment operations:
         Net investment income                                 0.08         0.19          0.22         0.22          0.27
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                          3.53         5.98          5.73         3.41          3.45
                                                         ----------   ----------    ----------   ----------      --------
         Total from investment operations                      3.61         6.17          5.95         3.63          3.72
Less distributions:
         Dividends from net investment income                 (0.19)       (0.22)        (0.24)       (0.26)        (0.26)
         Distributions from capital gains                     (0.86)       (1.41)        (1.20)       (0.36)        (0.13)
                                                         ----------   ----------    ----------   ----------      --------
         Total distributions                                  (1.05)       (1.63)        (1.44)       (0.62)        (0.39)
                                                         ----------   ----------    ----------   ----------      --------
Net asset value, end of period                               $30.99       $28.43        $23.89       $19.38        $16.37
                                                         ==========   ==========    ==========   ==========      ========
         Total return                                       12.76%+       26.52%        32.83%       22.84%        29.20%
Net assets, end of period (000's)                        $2,906,460   $2,290,118    $1,605,387   $1,033,738      $669,387
Ratio of operating expenses to average net assets           0.79%(A)       0.79%         0.79%        0.80%         0.80%
Ratio of net investment income to average net assets        0.67%(A)       0.85%         1.14%        1.56%         2.23%
Portfolio turnover rate                                       18%(A)         16%           34%          49%           39%


                                                               Growth & Income Trust
                                                       --------------------------------------
                                                              Years Ended December 31,
                                                       --------------------------------------
                                                                        1994
                                                                     ----------
Net  asset value, beginning of period                                 $13.05
Income from investment operations:
         Net investment income                                          0.25
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                                   0.11
                                                                    --------
         Total from investment operations                               0.36
Less distributions:
         Dividends from net investment income                          (0.19)
         Distributions from capital gains                              (0.18)
                                                                    --------
         Total distributions                                           (0.37)
                                                                    --------
Net asset value, end of period                                        $13.04
                                                                    ========
         Total return                                                  2.85%
Net assets, end of period (000's)                                   $409,534
Ratio of operating expenses to average net assets                      0.82%
Ratio of net investment income to average net assets                   2.40%
Portfolio turnover rate                                                  42%

-------------------------------------------------------------------------------

*     Commencement of operations

+     Non-annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (For A Share Outstanding Throughout The Period)
-------------------------------------------------------------------------------

                                                                 US Large Cap
                                                                  Value Trust
                                                                 ------------
                                                                   5/01/1999*
                                                                      to
                                                                    6/30/99
                                                                  (Unaudited)
                                                                 ------------
Net  asset value, beginning of period                               $12.50
Income from investment operations:
         Net investment income                                        0.01
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                                 0.20
                                                                   --------
         Total from investment operations                             0.21
                                                                   --------

Net asset value, end of period                                      $12.71
                                                                   ========
         Total return                                               1.68%+
Net assets, end of period (000's)                                  $100,846
Ratio of operating expenses to average net assets                  0.98%(A)
Ratio of net investment income to average net assets               0.73%(A)
Portfolio turnover rate                                               1%(A)

--------------------------------------------------------------------------------

*     Commencement of operations

+     Non-annualized

(A)   Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        EQUITY-INCOME TRUST
                                                         --------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED          YEARS ENDED DECEMBER 31,
                                                           6/30/99
                                                                     --------------------------------------
                                                         (UNAUDITED)      1998          1997         1996
                                                         ----------   ----------      --------     --------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $17.78       $17.24        $15.41       $13.81
Income from investment operations:
         Net investment income                                 0.19         0.34          0.34         0.21
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                          1.89         1.26          3.68         2.39
                                                         ----------   ----------      --------     --------
         Total from investment operations                      2.08         1.60          4.02         2.60
Less distributions:
         Dividends from net investment income                 (0.37)       (0.33)        (0.21)       (0.16)
         Distributions from capital gains                     (0.96)       (0.73)        (1.98)       (0.84)
                                                         ----------   ----------      --------     --------
         Total distributions                                  (1.33)       (1.06)        (2.19)       (1.00)
                                                         ----------   ----------      --------     --------
NET ASSET VALUE, END OF PERIOD                               $18.53       $17.78        $17.24       $15.41
                                                         ==========   ==========      ========     ========
         Total return                                       12.38%+        9.21%        29.71%       19.85%
Net assets, end of period (000's)                        $1,103,172   $1,088,342      $941,705     $599,486
Ratio of operating expenses to average net assets           0.87%(A)       0.85%         0.85%        0.85%
Ratio of net investment income to average net assets        1.91%(A)       2.13%         2.47%        1.78%
Portfolio turnover rate                                       25%(A)         21%           25%         158%


                                                                   EQUITY-INCOME TRUST
                                                           ------------------------------------
                                                                 YEARS ENDED DECEMBER 31,
                                                           ------------------------------------


                                                             1995        1994#
                                                           --------     --------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $11.33       $11.31
Income from investment operations:
         Net investment income                                 0.17         0.12
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                          2.49        (0.03)
                                                           --------     --------
         Total from investment operations                      2.66         0.09
Less distributions:
         Dividends from net investment income                 (0.08)       (0.05)
         Distributions from capital gains                     (0.10)       (0.02)
                                                           --------     --------
         Total distributions                                  (0.18)       (0.07)
                                                           --------     --------
NET ASSET VALUE, END OF PERIOD                               $13.81       $11.33
                                                           ========     ========
         Total return                                        23.69%        0.79%
Net assets, end of period (000's)                          $396,827     $221,835
Ratio of operating expenses to average net assets             0.85%        0.87%
Ratio of net investment income to average net assets          1.63%        1.08%
Portfolio turnover rate                                         52%          26%

--------------------------------------------------------------------------------

*     Commencement of operations

# Net investment income per share was calculated using the average shares method for fiscal year 1994.

+     Non-annualized

(A)   Annualized





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                  INCOME & VALUE TRUST
                                                                         (FORMERLY, MODERATE ASSET ALLOCATION TRUST)
                                                        ---------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                   YEARS ENDED DECEMBER 31,
                                                          6/30/99
                                                                          ---------------------------------------------------
                                                        (UNAUDITED)         1998         1997          1996         1995
                                                        ------------      --------     --------      --------     --------
NET  ASSET VALUE, BEGINNING OF PERIOD                         $13.36        $12.95       $12.49        $12.39       $10.79
Income from investment operations:
         Net investment income                                  0.16          0.40         0.48          0.54         0.50
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                           0.69          1.51         1.29          0.60         1.65
                                                            --------      --------     --------      --------     --------
         Total from investment operations                       0.85          1.91         1.77          1.14         2.15
Less distributions:
         Dividends from net investment income                  (0.40)        (0.46)       (0.57)        (0.52)       (0.45)
         Distributions from capital gains                      (1.15)        (1.04)       (0.74)        (0.52)       (0.10)
                                                            --------      --------     --------      --------     --------
         Total distributions                                   (1.55)        (1.50)       (1.31)        (1.04)       (0.55)
                                                            --------      --------     --------      --------     --------
NET ASSET VALUE, END OF PERIOD                                $12.66        $13.36       $12.95        $12.49       $12.39
                                                            ========      ========     ========      ========     ========
         Total return                                         6.42%+        15.27%       15.87%         9.96%       20.68%
Net assets, end of period (000's)                           $657,186      $618,011     $609,142      $624,821     $650,136
Ratio of operating expenses to average net assets            0.86%(A)        0.84%        0.85%         0.84%        0.84%
Ratio of net investment income to average net assets         2.44%(A)        2.89%        3.37%         4.17%        4.09%
Portfolio turnover rate                                       268%(A)          85%          78%           78%         129%


                                                                            INCOME & VALUE TRUST
                                                                  (FORMERLY, MODERATE ASSET ALLOCATION TRUST)
                                                      ----------------------------------------------------------------

                                                                         YEARS ENDED DECEMBER 31,

                                                      ---------------------------------------------------------------
                                                        1994
                                                      ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                    $11.76
Income from investment operations:
         Net investment income                             0.45
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                     (0.65)
                                                       --------
         Total from investment operations                 (0.20)
Less distributions:
         Dividends from net investment income             (0.40)
         Distributions from capital gains                 (0.37)
                                                       --------
         Total distributions                              (0.77)
                                                       --------
NET ASSET VALUE, END OF PERIOD                           $10.79
                                                       ========
         Total return                                    (1.61%)
Net assets, end of period (000's)                      $604,491
Ratio of operating expenses to average net assets         0.85%
Ratio of net investment income to average net assets      4.01%
Portfolio turnover rate                                    180%

--------------------------------------------------------------------------------

+     Non-annualized

(A)   Annualized






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              BALANCED TRUST
                                                               -------------------------------------------
                                                               SIX MONTHS
                                                                  ENDED         YEAR ENDED     01/01/1997 *
                                                                 6/30/99       DECEMBER 31,         TO
                                                               (UNAUDITED)         1998          12/31/97
                                                               -----------     ------------    -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                             $19.40          $19.33          $16.41
Income from investment operations:
         Net investment income                                      0.19            0.41            0.51
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                               ----            2.23            2.41
                                                                --------        --------        --------
         Total from investment operations                           0.19            2.64            2.92
Less distributions:
         Dividends from net investment income                      (0.37)          (0.48)           ----
         Distributions from capital gains                          (0.91)          (2.09)           ----
                                                                --------        --------        --------
         Total distributions                                       (1.28)          (2.57)           ----
                                                                --------        --------        --------
NET ASSET VALUE, END OF PERIOD                                    $18.31          $19.40          $19.33
                                                                ========        ========        ========
         Total return                                             1.05%+          14.25%          17.79%
Net assets, end of period (000's)                               $278,005        $254,454        $177,045
Ratio of operating expenses to average net assets                0.86%(A)          0.87%           0.88%
Ratio of net investment income to average net assets             2.70%(A)          2.71%           2.97%
Portfolio turnover rate                                           227%(A)           199%            219%

--------------------------------------------------------------------------------

*     Commencement of operations

+     Non-annualized

(A)   Annualized





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      HIGH YIELD TRUST
                                                          ----------------------------------------
                                                          SIX MONTHS
                                                             ENDED      YEAR ENDED   01/01/1997 *
                                                            6/30/99    DECEMBER 31,       TO
                                                          (UNAUDITED)      1998        12/31/97
                                                          ---------    ------------  ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $12.92       $13.56        $12.50
Income from investment operations:
         Net investment income                                 0.52         0.91          0.46
         Net realized and unrealized gain on
         investments and foreign currency
         transactions                                          0.01        (0.53)         1.13
                                                           --------     --------       -------
         Total from investment operations                      0.53         0.38          1.59
Less distributions:
         Dividends from net investment income                  ----        (0.89)        (0.46)
         Distributions from capital gains                      ----        (0.13)        (0.07)
                                                           --------     --------       -------
         Total distributions                                   ----        (1.02)        (0.53)
                                                           --------     --------       -------
NET ASSET VALUE, END OF PERIOD                               $13.45       $12.92        $13.56
                                                           ========     ========       =======
         Total return                                        4.10%+        2.78%        12.68%
Net assets, end of period (000's)                          $220,598     $192,354       $92,748
Ratio of operating expenses to average net assets           0.84%(A)       0.84%         0.89%
Ratio of net investment income to average net assets        4.21%(A)       8.34%         7.40%
Portfolio turnover rate                                       58%(A)         94%           75%

--------------------------------------------------------------------------------

*     Commencement of operations

+     Non-annualized

(A)   Annualized






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                             STRATEGIC BOND TRUST
                                                       ----------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED             YEARS ENDED DECEMBER 31,
                                                         6/30/99
                                                                       ------------------------------------
                                                       (UNAUDITED)       1998          1997         1996
                                                       -----------     --------      --------      --------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $11.72        $12.38        $11.94        $11.26
Income from investment operations:
         Net investment income                               0.50          0.76          0.67          0.62
         Net realized and unrealized gain (loss) on
         investments and foreign currency
         transactions                                       (0.44)        (0.59)         0.57          0.92
                                                         --------      --------      --------      --------
         Total from investment operations                    0.06          0.17          1.24          1.54
Less distributions:
         Dividends from net investment income               (0.84)        (0.71)        (0.71)        (0.86)
         Distributions from capital gains                    ----         (0.12)        (0.09)         ----
                                                         --------      --------      --------      --------
         Total distributions                                (0.84)        (0.83)        (0.80)        (0.86)
                                                         --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                             $10.94        $11.72        $12.38        $11.94
                                                         ========      ========      ========      ========
         Total return                                      0.39%+         1.31%        10.98%        14.70%
Net assets, end of period (000's)                        $384,443      $443,414      $365,590      $221,277
Ratio of operating expenses to average net assets         0.85%(A)        0.85%         0.87%         0.86%
Ratio of net investment income to average net assets      7.92%(A)        7.59%         7.54%         8.20%
Portfolio turnover rate                                    137%(A)         209%          131%          165%


                                                          STRATEGIC BOND TRUST
                                                       --------------------------

                                                        YEARS ENDED DECEMBER 31,

                                                       --------------------------
                                                         1995           1994
                                                       --------       --------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $9.91        $10.88
Income from investment operations:
         Net investment income                             0.78          0.57
         Net realized and unrealized gain (loss) on
         investments and foreign currency
         transactions                                      1.04         (1.22)
                                                       --------       -------
         Total from investment operations                  1.82         (0.65)
Less distributions:
         Dividends from net investment income             (0.47)        (0.28)
         Distributions from capital gains                  ----         (0.04)
                                                       --------       -------
         Total distributions                              (0.47)        (0.32)
                                                       --------       -------
NET ASSET VALUE, END OF PERIOD                           $11.26         $9.91
                                                       ========       =======
         Total return                                    19.22%        (5.99%)
Net assets, end of period (000's)                      $122,704       $84,433
Ratio of operating expenses to average net assets         0.92%         0.91%
Ratio of net investment income to average net assets      8.76%         7.49%
Portfolio turnover rate                                    181%          197%

*     Commencement of operations

+     Non-annualized

(A)  Annualized






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                        GLOBAL BOND TRUST
                                                                               (FORMERLY, GLOBAL GOVERNMENT BOND TRUST)
                                                                      --------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                       YEARS ENDED DECEMBER 31,
                                                        6/30/99
                                                                     ---------------------------------------------------------------
                                                      (UNAUDITED)      1998          1997         1996         1995          1994
                                                      -----------    --------      --------     --------      --------     --------
NET  ASSET VALUE, BEGINNING OF PERIOD                     $13.73       $14.07        $14.97       $14.56        $12.47       $13.93
Income from investment operations:
         Net investment income                              0.35         0.81          0.93         0.93          1.16         0.74
         Net realized and unrealized gain (loss) on
         investments and foreign currency
         transactions                                      (1.43)        0.20         (0.57)        0.79          1.62        (1.54)
                                                        --------     --------      --------     --------      --------     --------
         Total from investment operations                  (1.08)        1.01          0.36         1.72          2.78        (0.80)
Less distributions:
         Dividends from net investment income              (1.25)       (0.95)        (1.23)       (1.31)        (0.69)       (0.30)
         Distributions from capital gains                   ----        (0.40)        (0.03)        ----          ----        (0.36)
                                                        --------     --------      --------     --------      --------     --------

         Total distributions                               (1.25)       (1.35)        (1.26)       (1.31)        (0.69)       (0.66)
                                                        --------     --------      --------     --------      --------     --------
NET ASSET VALUE, END OF PERIOD                            $11.40       $13.73        $14.07       $14.97        $14.56       $12.47
                                                        ========     ========      ========     ========      ========     ========
         Total return                                     (8.28%)+      7.61%         2.95%       13.01%        23.18%       (5.75%)
Net assets, end of period (000's)                       $161,040     $196,990      $216,117     $249,793      $235,243     $208,513
Ratio of operating expenses to average net assets        0.93%(A)       0.94%         0.93%        0.90%         0.93%        0.96%
Ratio of net investment income to average net assets     4.30%(A)       5.46%         5.87%        6.38%         6.83%        6.10%
Portfolio turnover rate                                   428%(A)        140%          160%         167%          171%         157%


*     Commencement of operations

+     Non-annualized

(A)   Annualized






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                              TOTAL RETURN
                                                                  TRUST
                                                              ------------
                                                               5/01/1999*
                                                                   TO
                                                                 6/30/99
                                                               (UNAUDITED)
                                                              ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $12.50
Income from investment operations:
         Net investment income                                       0.08
         Net realized and unrealized gain (loss) on
         investments and foreign currency
         transactions                                               (0.21)
                                                                 --------
         Total from investment operations                           (0.13)
                                                                 --------
Net asset value, end of period                                    $12.37
                                                                 ========
         Total return                                            (1.04%)+
Net assets, end of period (000's)                                $163,855
Ratio of operating expenses to average net assets                0.87%(A)
Ratio of net investment income to average net assets             5.17%(A)
Portfolio turnover rate                                            0%(A)

--------------------------------------------------------------------------------

*     Commencement of operations

+     Non-annualized

(A)   Annualized





    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               INVESTMENT QUALITY BOND TRUST
                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                          YEARS ENDED DECEMBER 31,
                                                         6/30/99
                                                                        ------------------------------------------------------------
                                                       (UNAUDITED)        1998        1997       1996          1995         1994
                                                       -----------      --------    --------   --------      --------     --------
NET  ASSET VALUE, BEGINNING OF PERIOD                      $12.46        $12.13      $11.89     $12.32        $11.01       $12.12
Income from investment operations:
         Net investment income                               0.37          0.62        0.77       0.77          0.77         0.66
         Net realized and unrealized gain (loss) on
         investments and foreign currency
         transactions                                       (0.61)         0.40        0.30      (0.50)         1.28        (1.23)
                                                         --------      --------    --------   --------      --------     --------
         Total from investment operations                   (0.24)         1.02        1.07       0.27          2.05        (0.57)
Less distributions:
         Dividends from net investment income               (0.65)        (0.69)      (0.83)     (0.70)        (0.74)       (0.54)
                                                         --------      --------    --------   --------      --------     --------
NET ASSET VALUE, END OF PERIOD                             $11.57        $12.46      $12.13     $11.89        $12.32       $11.01
                                                         ========      ========    ========   ========      ========     ========
         Total return                                      (2.04%)+       8.73%       9.75%      2.58%        19.49%       (4.64%)
Net assets, end of period (000's)                        $304,451      $312,111    $188,545   $152,961      $143,103     $111,423
Ratio of operating expenses to average net assets         0.77%(A)        0.72%       0.74%      0.73%         0.74%        0.76%
Ratio of net investment income to average net assets      6.67%(A)        6.89%       7.15%      6.95%         6.91%        6.49%
Portfolio turnover rate                                     88%(A)          41%         47%        68%          137%         140%

     +  Non-Annualized
    (A) Annualized

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                        Diversified Bond Trust
                                                                             (formerly, Conservative Asset Allocation Trust)
                                                        ----------------------------------------------------------------------------
                                                          Six Months
                                                            Ended                          Years Ended December 31,
                                                           6/30/99
                                                                         -----------------------------------------------------------
                                                         (Unaudited)       1998        1997       1996       1995          1994
                                                         -----------     --------    --------   --------   --------      --------
Net  asset value, beginning of period                         $11.83       $11.78      $11.64     $11.59     $10.34        $11.26
Income from investment operations:
         Net investment income                                  0.22         0.51        0.54       0.57       0.54          0.55
         Net realized and unrealized gain (loss) on
         investments and foreign currency
         transactions                                          (0.18)        0.69        0.67       0.20       1.26         (0.76)
                                                            --------     --------    --------   --------   --------      --------
         Total from investment operations                       0.04         1.20        1.21       0.77       1.80         (0.21)
Less distributions:
         Dividends from net investment income                  (0.50)       (0.55)      (0.59)     (0.56)     (0.55)        (0.46)
         Distributions from capital gains                      (0.62)       (0.60)      (0.48)     (0.16)      ----         (0.25)
                                                            --------     --------    --------   --------   --------      --------
         Total distributions                                   (1.12)       (1.15)      (1.07)     (0.72)     (0.55)        (0.71)
                                                            --------     --------    --------   --------   --------      --------
Net asset value, end of period                                $10.75       $11.83      $11.78     $11.64     $11.59        $10.34
                                                            ========     ========    ========   ========   ========      ========
         Total return                                         0.07%+       10.68%      11.44%      7.03%     18.07%        (1.84%)
Net assets, end of period (000's)                           $227,193     $196,800    $204,348   $208,466   $224,390      $216,716
Ratio of operating expenses to average net assets            0.88%(A)       0.89%       0.89%      0.87%      0.87%         0.87%
Ratio of net investment income to average net assets         4.23%(A)       4.03%       4.39%      4.59%      4.68%         4.86%
Portfolio turnover rate                                       277%(A)        125%         86%        73%       110%          220%

+     Non-annualized

(A)   Annualized






    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                               U.S. GOVERNMENT SECURITIES TRUST
                                                       ---------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                                YEARS ENDED DECEMBER 31,
                                                         6/30/99       -----------------------------------------------------------
                                                      (UNAUDITED)        1998++       1997         1996         1995        1994
                                                       --------        --------     --------     --------     --------    --------
NET  ASSET VALUE, BEGINNING OF PERIOD                     13.82        $  13.50     $  13.32     $  13.65     $  12.64    $  13.48
Income from investment operations:
      Net investment income                                0.24            0.79         0.75         0.83         0.89        0.77
      Net realized and unrealized gain (loss) on
      investments and foreign currency
      transactions                                        (0.34)           0.18         0.31        (0.41)        0.99       (0.95)
                                                       --------        --------     --------     --------     --------    --------
      Total from investment operations                    (0.10)           0.97         1.06         0.42         1.88       (0.18)
Less distributions:
      Dividends from net investment income                (0.55)          (0.65)       (0.88)       (0.75)       (0.87)      (0.51)
      Distributions from capital gains                       --              --           --           --           --       (0.15)
                                                       --------        --------     --------     --------     --------    --------
      Total distributions                                 (0.55)          (0.65)       (0.88)       (0.75)       (0.87)      (0.66)
                                                       --------        --------     --------     --------     --------    --------
NET ASSET VALUE, END OF PERIOD                         $  13.17        $  13.82     $  13.50     $  13.32     $  13.65    $  12.64
                                                       ========        ========     ========     ========     ========    ========
      Total return                                        (0.76%)+         7.49%        8.47%        3.38%       15.57%      (1.25%)

Net assets, end of period (000's)                      $408,249        $363,615     $251,277     $204,053     $216,788    $188,813
Ratio of operating expenses to average net assets          0.71%(A)        0.72%        0.72%        0.71%        0.71%       0.73%
Ratio of net investment income to average net assets       5.77%(A)        5.92%        6.27%        6.36%        6.46%       5.68%
Portfolio turnover rate                                      42%(A)         287%         110%         178%         212%        387%

++ Net investment income per share was calculated using the average shares method for fiscal year 1998.

+        Non-annualized

(A)      Annualized


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                    MONEY MARKET TRUST
                                                         ---------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED                      YEARS ENDED DECEMBER 31,
                                                          6/30/99
                                                                        ------------------------------------------------------------
                                                         (UNAUDITED)      1998        1997        1996          1995         1994
                                                         -----------    --------    --------     --------     --------     ---------
NET  ASSET VALUE, BEGINNING OF PERIOD                    $  10.00       $  10.00    $  10.00     $  10.00     $  10.00     $  10.00
Income from investment operations:
               Net investment income                         0.21           0.50        0.50         0.49         0.55         0.38
Less distributions:
               Dividends from net investment income         (0.21)         (0.50)      (0.50)       (0.49)       (0.55)       (0.38)
                                                         --------       --------    --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                           $  10.00       $  10.00    $  10.00     $  10.00     $  10.00     $  10.00
                                                         ========       ========    ========     ========     ========     ========
               TOTAL RETURN                                  2.15%+         5.03%       5.15%        5.05%        5.62%        3.78%
Net assets, end of period (000's)                        $755,548       $609,837    $439,714     $363,566     $258,117     $276,674
Ratio of operating expenses to average net assets            0.54%(A)       0.55%       0.54%        0.55%        0.54%        0.57%
Ratio of net investment income to average net assets         4.27%(A)       4.94%       5.03%        4.97%        5.48%        3.93%



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                             LIFESTYLE
                                                                                        AGGRESSIVE 1000 TRUST
                                                                          -------------------------------------------------
                                                                          SIX MONTHS
                                                                             ENDED           YEAR ENDED         01/07/1997*
                                                                            6/30/99          DECEMBER 31,           TO
                                                                          (UNAUDITED)            1998           12/31/1997
                                                                          -----------        -----------        -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                     $   13.39          $   13.47          $   12.50
Income from investment operations:
               Net investment income (B)                                       0.08               0.07               0.05
               Net realized and unrealized gain on investments                 0.25               0.62               1.26
                                                                          ---------        -----------        -----------
               Total from investment operations                                0.33               0.69               1.31
Less distributions:
               Dividends from net investment income                           (0.08)             (0.07)             (0.05)
               Distributions from capital gains                               (0.50)             (0.70)             (0.29)
                                                                          ---------          ---------          ---------
               Total distributions                                            (0.58)             (0.77)             (0.34)
                                                                          ---------          ---------          ---------
NET ASSET VALUE, END OF PERIOD                                            $   13.14          $   13.39          $   13.47
                                                                          =========          =========          =========
               TOTAL RETURN                                                    2.71%+             4.86%             10.89%+

Net assets, end of period (000's)                                           $70,973            $80,525            $49,105
Ratio of operating expenses to average net assets (C)                          0.00%(A)           0.00%              0.00%(A)
Ratio of net investment income to average net assets                           3.46%(A)           0.48%              1.29%(A)
Portfolio turnover rate                                                         196%(A)             59%                67%(A)

----------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

(B) After investment adviser expense reimbursement per share of $0.0019 for the six months ended June 30,1999 and $0.017 and $0.007 for the years ended December 31,1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.03% for the six months ended June 30,1999 and 0.02% and 0.03% for the years ended December 31, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                         LIFESTYLE
                                                                                      GROWTH 820 TRUST
                                                                  ---------------------------------------------------
                                                                   SIX MONTHS
                                                                      ENDED              YEAR ENDED       01/07/1997*
                                                                     6/30/99            DECEMBER 31,          TO
                                                                   (UNAUDITED)              1998           12/31/1997
                                                                   -----------          -----------       -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                              $     13.78          $     13.77       $     12.50
Income from investment operations:
               Net investment income (B)                                  0.18                 0.24              0.30
               Net realized and unrealized gain on investments            0.57                 0.63              1.38
                                                                   -----------          -----------       -----------
               Total from investment operations                           0.75                 0.87              1.68
Less distributions:
               Dividends from net investment income                      (0.18)               (0.24)            (0.30)
               Distributions from capital gains                          (0.46)               (0.62)            (0.11)
                                                                   -----------          -----------       -----------
               Total distributions                                       (0.64)               (0.86)            (0.41)
                                                                   -----------          -----------       -----------
NET ASSET VALUE, END OF PERIOD                                     $     13.89          $     13.78       $     13.77
                                                                   ===========          ===========       ===========
               TOTAL RETURN                                               5.70%+               6.20%            13.84% +

Net assets, end of period (000's)                                  $   342,242          $   380,309       $   217,158
Ratio of operating expenses to average net assets (C)                     0.00%(A)             0.00%             0.00%(A)
Ratio of net investment income to average net assets                      5.31%(A)             1.74%             2.44%(A)
Portfolio turnover rate                                                    181%(A)               49%               51%(A)

----------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

(B) After investment adviser expense reimbursement per share of $0.002 for the six months ended June 30,1999 and $0.006 and $0.004 for the years ended December 31,1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.03% for the six months ended June 30,1999 and 0.02% and 0.03% for the years ended December 31, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                              LIFESTYLE
                                                                                          BALANCED 640 TRUST
                                                                      ------------------------------------------------------------
                                                                       SIX MONTHS
                                                                         ENDED                YEAR ENDED           01/07/1997*
                                                                        6/30/99               DECEMBER 31,             TO
                                                                      (UNAUDITED)                1998               12/31/1997
                                                                      -----------             -----------          -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                 $     13.49             $     13.56          $     12.50
Income from investment operations:
               Net investment income (B)                                     0.28                    0.31                 0.50
               Net realized and unrealized gain on investments               0.23                    0.47                 1.19
                                                                      -----------             -----------          -----------
               Total from investment operations                              0.51                    0.78                 1.69
Less distributions:
               Dividends from net investment income                         (0.28)                  (0.31)               (0.50)
               Distributions from capital gains                             (0.40)                  (0.54)               (0.13)
                                                                      -----------             -----------          -----------
               Total distributions                                          (0.68)                  (0.85)               (0.63)
                                                                      -----------             -----------          -----------
NET ASSET VALUE, END OF PERIOD                                        $     13.32             $     13.49          $     13.56
                                                                      ===========             ===========          ===========
               TOTAL RETURN                                                  3.97%+                  5.72%               14.11%+

Net assets, end of period (000's)                                     $   359,787             $   377,531              186,653
Ratio of operating expenses to average net assets (C)                        0.00%(A)                0.00%                0.00%(A)
Ratio of net investment income to average net assets                         7.14%(A)                2.21%                3.24%(A)
Portfolio turnover rate                                                       190%(A)                  52%                  44%(A)

----------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

(B) After investment adviser expense reimbursement per share of $0.002 for the six months ended June 30,1999 and $0.004 and $0.005 for the years ended December 31,1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.03% for the six months ended June 30,1999 and 0.02% and 0.03% for the years ended December 31, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                   LIFESTYLE
                                                                                MODERATE 460 TRUST
                                                             ---------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                YEAR ENDED            01/07/1997*
                                                               6/30/99               DECEMBER 31,              TO
                                                             (UNAUDITED)                 1998              12/31/1997
                                                             -----------             -----------          -----------
NET  ASSET VALUE, BEGINNING OF PERIOD                        $     13.91             $     13.35          $     12.50
Income from investment operations:
         Net investment income (B)                                  0.37                    0.45                 0.65
         Net realized and unrealized gain on
         investments                                                0.25                    0.84                 0.98
                                                             -----------             -----------          -----------
         Total from investment operations                           0.62                    1.29                 1.63

Less distributions:
         Dividends from net investment income                      (0.37)                  (0.45)               (0.65)
         Distributions from capital gains                          (0.40)                  (0.28)               (0.13)
                                                             -----------             -----------          -----------
         Total distributions                                       (0.77)                  (0.73)               (0.78)
                                                             -----------             -----------          -----------
NET ASSET VALUE, END OF PERIOD                               $     13.76             $     13.91          $     13.35
                                                             ===========             ===========          ===========
         TOTAL RETURN                                               4.39%+                  9.76%               13.70%+

Net assets, end of period (000's)                            $   154,679             $   138,128          $    52,746
Ratio of operating expenses to average net assets (C)               0.00%(A)                0.00%                0.00%(A)
Ratio of net investment income to average net assets                7.87%(A)                3.03%                3.91%(A)
Portfolio turnover rate                                              178%(A)                  45%                  39%(A)

----------

*        Commencement of operations

+        Non-annualized

(A)      Annualized

(B) After investment adviser expense reimbursement per share of $0.002 for the six months ended June 30,1999 and $0.004 and $0.005 for the years ended December 31,1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.03% for the six months ended June 30,1999 and 0.02% and 0.03% for the years ended December 31, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                            LIFESTYLE
                                                                                       CONSERVATIVE 280 TRUST
                                                                      -----------------------------------------------------
                                                                        SIX MONTHS
                                                                          ENDED              YEAR ENDED         01/07/1997*
                                                                        6/30/99              DECEMBER 31,             TO
                                                                      (UNAUDITED)               1998             12/31/1997
                                                                      ----------             ----------          ----------
NET  ASSET VALUE, BEGINNING OF PERIOD                                 $    13.53             $    13.01          $    12.50
Income from investment operations:
               Net investment income (B)                                    0.52                   0.50                0.76
               Net realized and unrealized gain on investments             (0.18)                  0.79                0.67
                                                                      ----------             ----------          ----------
               Total from investment operations                             0.34                   1.29                1.43
Less distributions:
               Dividends from net investment income                        (0.52)                 (0.50)              (0.76)
               Distributions from capital gains                            (0.28)                 (0.27)              (0.16)
                                                                      ----------             ----------          ----------
               Total distributions                                         (0.80)                 (0.77)              (0.92)
                                                                      ----------             ----------          ----------
NET ASSET VALUE, END OF PERIOD                                        $    13.07             $    13.53          $    13.01
                                                                      ==========             ==========          ==========
               TOTAL RETURN                                                 2.08%+                10.20%              12.15%+

Net assets, end of period (000's)                                     $   96,213             $   78,404          $   19,750
Ratio of operating expenses to average net assets (C)                       0.00%(A)               0.00%               0.00%(A)
Ratio of net investment income to average net assets                       10.11%(A)               2.98%               3.95%(A)
Portfolio turnover rate                                                      156%(A)                 32%                 38%(A)


*        Commencement of operations

+        Non-annualized

(A)      Annualized

(B) After investment adviser expense reimbursement per share of $0.0016 for the six months ended June 30, 1999 and $0.007 and $0.006 for the years ended December 31, 1998 and 1997, respectively.

(C) The ratios of operating expenses, before reimbursement from the investment adviser, was 0.03% for the six months ended June 30, 1999 and 0.03% and 0.03% for the years ended December 31, 1998 and 1997, respectively.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

 PACIFIC RIM EMERGING MARKETS TRUST

                                         SHARES            VALUE
                                         ------            -----
COMMON STOCKS - 61.90%
AUSTRALIA - 5.90%
Australia & New Zealand Bank
  Group                                   25,000        $183,590
Broken Hill Proprietary
  Company                                 29,000         335,483
Cable & Wireless *                        45,000         102,331
CSR, Ltd.                                110,000         314,131
F.H. Faulding & Company, Ltd.             20,000         121,633
Fairfax John                              58,500         174,021
Lend Lease Corporation                    14,000         191,970
National Australia Bank, Ltd.             22,000         363,577
News Corporation                          35,000         298,233
North, Ltd.                               96,000         194,190
Rio Tinto, Ltd.                           12,000         196,506
Solution 6 Holdings *                     46,500         107,586
Westpac Banking Corporation,
  Ltd.                                    40,000         259,132
WMC, Ltd.                                 52,000         223,091
Woolworths, Ltd.                          32,000         106,297
                                                       ---------
                                                       3,171,771

HONG KONG - 13.40%
Amoy Properties, Ltd.                     86,000          80,917
Asia Satellite Telecom                    26,000          61,158
CDL Hotels International, Ltd.           110,000          46,078
Cheung Kong Holdings, Ltd.                65,000         578,068
China Light & Power Company,
  Ltd.                                    86,000         417,885
China Telecom, Ltd. *                     76,000         211,095
Citic Pacific, Ltd.                       40,000         127,600
Dao Heng Bank Group, Ltd.                 45,500         204,083
Esprit Holdings, Ltd.                     78,000          52,780
Glorious Sun Enterprises                 155,000          52,941
Guangdong Kelon Electrical
  Holdings Company, Ltd.                 221,000         257,785
Hang Lung Development Company            112,000         138,582

Hang Seng Bank, Ltd.                      34,400         384,631
Henderson Investment, Ltd.                89,000          61,944
Henderson Land Development                60,000         344,908
Hong Kong & China Gas
  Company, Ltd.                          188,950         273,978
Hong Kong Telecommunications,
  Ltd.                                   220,800         573,444
Hong Kong Electric Holdings, Ltd.         96,500         310,945
Hong Kong Land Holdings, Ltd.             99,000         160,380
HSBC Holdings - HKD                       24,800         904,596
Hutchison Whampoa, Ltd.                   69,000         624,758
Hysan Development Company,
  Ltd.                                   146,000         220,169
New World Infrastructure, Ltd. *          35,045          65,947

                                         SHARES            VALUE
                                         ------            -----
HONG KONG - CONTINUED
Smartone Telecommunications
  Holdings, Ltd.                          30,000        $106,720
Sun Hung Kai Properties, Ltd.             65,000         592,730
Swire Pacific, Ltd.                       64,000         316,758
Vitasoy International
  Holdings, Ltd.                         100,000          35,122
                                                       ---------
                                                       7,206,002

INDIA - 0.70%
Gujarat Ambuja Cement, GDR                12,150          97,200
Hindalco Industries, Ltd., GDR             6,600          95,667
Reliance Industries, Ltd., GDR            18,300         183,000
                                                       ---------
                                                         375,867

JAPAN - 24.60%
Amada Company, Ltd.                       80,000         565,429
Canon, Incorporated                        6,000         172,605
Credit Saison Company                     15,000         313,714
Daihatsu Motor Company                    30,000         163,677
Dainippon Ink & Chemical,
  Incorporated                            50,000         170,290
Daiwa Securities Company, Ltd.            85,000         562,123
Fujisawa Pharmaceutical
  Company, Ltd.                           11,000         179,135
Fukuyama Transport                        21,000         112,491
Hosiden Corporation                       15,000         323,634
JSR Corpoation                            47,000         345,788
Kenwood Corporation                       40,000         195,090
Kurita Water Industries                   11,000         197,322
Kyorin Pharmaceuticals                    12,000         298,586
Laox Company                               7,000          60,759
Marui Company, Ltd.                       18,000         297,594
Mitsubishi Corporation                    55,000         372,820
Mitsubishi Estate Company, Ltd.           10,000          97,628
Mitsubishi Heavy Industries, Ltd.         85,000         345,003
Mitsubishi Rayon Company, Ltd.            75,000         213,896
Mitsui Fudosan Company                    30,000         243,035
Mitsui Marine and Fire
  Insurance Company, Ltd.                 80,000         393,486
Mori Seiki Company                        15,000         204,596
NEC Corporation                           12,000         149,293
Nikko Company                              1,000           3,174
Nippon Sanso Corporation                  65,000         218,691
Nippon Steel Corporation                 140,000         325,205
Nippon Telegraph & Telephone
  Corporation                                 52         606,101
NTT Data Corporation                          45         357,857
NTT Mobile Communication
  Network, Incorporated                       45         610,069
Obayashi Corporation                      60,000         302,058
Oji Paper Company                         30,000         173,597
Orix Corporation                           3,000         267,835
Sanwa Bank                                40,000         393,817
Shohkoh Fund & Company, Ltd.                 400         287,013
Sony Corporation                           3,000         323,634

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                         SHARES            VALUE
                                         ------            -----
JAPAN-CONTINUED
Rengo Company                             50,000        $257,915
Ricoh Company, Ltd.                       45,000         619,740
Royal Company                             11,000         151,856
Sakura Bank                               25,000          94,858
Taiyo Yuden Company                       12,000         197,008
Takeda Chemical Industries, Ltd.           8,542         396,136
The Industrial Bank of Japan, Ltd.        40,000         317,434
The Joyo Bank, Ltd.                       20,000          77,871
The Mitsui Trust & Banking
  Company, Ltd.                           20,000          31,909
Tokuyama Corporation                      30,000         109,366
Tokyo Electron, Ltd.                       6,000         407,208
Tokyo Seimitsu Company, Ltd.               4,000         254,939
Toray Industries, Incorporated            60,000         300,570
Trans Cosmos, Incorporated                 2,000         145,491
                                                      ----------
                                                      13,209,346

KOREA - 2.57%
Korea Electric Power
  Corporation, ADR                        23,450         480,725
Korea Europe Fund                             12          33,000
LG Information &
  Communication, Ltd.                      5,444         402,597
Pohang Iron & Steel, Ltd., ADR            13,950         469,069
                                                      ----------
                                                       1,385,341

MALAYSIA - 1.69%
Austral Enterprises Berhad                67,700          58,198
Berjaya Sports Toto Berhad                26,000          50,176
Boustead Holdings Berhad                  76,600          58,122
Cahya Mata Sarawak Berhad                 50,000          42,544
KFC Holdings                              40,000          42,632
Malayan Bank Berhad                       97,220         243,050
Petronas Gas Berhad                       32,000          63,158
Puncak Niaga Holdings Berhad              78,400          58,456
Sime Darby Berhad                        123,000         134,329
Tanjong PLC                               49,000         101,546
United Plantation Berhad                  70,900          59,705
                                                      ----------
                                                         911,916

NEW ZEALAND - 0.80%
Carter Holt Harvey                       141,600         169,433
Telecom Corporation Of New
  Zealand                                 55,050         236,084
                                                      ----------
                                                         405,517

PHILIPPINES - 1.40%
Alsons Consolidated
  Resources, Incorporated              1,371,000          23,421
Manila Electric Company                   74,600         268,599
Philippine Long Distance
  Telephone Company, ADR                   8,440         254,255
San Miguel Corporation                   100,000         218,134
                                                      ----------
                                                         764,409

                                         SHARES            VALUE
                                         ------            -----
SINGAPORE - 7.80%
City Developments                         48,600        $311,246
Elec & Eltek International
  Company, Ltd.                           53,000         206,700
Fraser & Neave, Ltd.                      48,600         215,588
Jurong Shipyard                           46,000         225,676
Keppel Corporation                        79,125         269,639
Overseas Chinese Bank                     33,000         275,323
Sembcorp Industrie                       286,000         453,701
Singapore Airlines, Ltd.                  51,800         493,043
Singapore Press Holdings, Ltd.            30,600         521,387
Singapore Technologies
  Engineering, Ltd.                      440,000         498,942
Singapore Telecommunications,
  Ltd.                                   295,000         506,110
United Overseas Bank                      33,000         230,729
                                                      ----------
                                                       4,208,084

TAIWAN - 1.00%
Taiwan Fund, Incorporated                 26,000         539,500
                                                      ----------

THAILAND - 2.10%
BEC World                                 20,200         124,898
BEC World Public Company, Ltd.            13,100          80,998
Electricity Generating Public
  Company, Ltd.                          106,000         202,657
PTT Exploration & Production
  Public Company, Ltd.                    29,700         227,129
Shinawatra C. Communications              51,900         242,083
Siam Cement Company                        4,100         124,529
Thai Farmers Bank                         34,000         105,112
                                                      ----------
                                                       1,107,406


TOTAL COMMON STOCKS
(Cost: $29,040,874)                                  $33,285,209
                                                     -----------


PREFERRED STOCK - 0.50%
AUSTRALIA - 0.20%
Star City Holdings, Ltd.                 130,000         126,327
                                                      ----------

JAPAN - 0.30%
AB International Cayman Trust         16,000,000         152,104
                                                      ----------


TOTAL PREFERRED STOCK
(Cost: $256,540)                                        $278,431
                                                      ----------


WARRANTS - 0.60% *
HONG KONG - 0.00%
Guangdong Investment, Ltd.,
  (Expiration date 07/30/1999;
   strike price HKD 8.00)                 11,000              14


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES            VALUE
                                         ------            -----
HONG KONG - CONTINUED
Hong Kong & China Gas Company, Ltd.,
  (Expiration date 09/30/1999; strike
  price HKD 8.20)                          1,750            $284
                                                      ----------
                                                             298

JAPAN - 0.60%
NGK Spark Plug Company, Ltd.,
  (Expiration date 02/15/2001; strike
  price JPY 1,271)                           475         246,406
Takashimaya Cayman, (Expiration date
  01/18/2000; strike price JPY 1,569)          7             525
THK Company, Ltd., (Expiration date
  06/20/2000; strike price JPY 1,902)        220          72,150
                                                      ----------
                                                         319,081

THAILAND - 0.00%
Siam Commercial Bank,
  (Expiration date
  2002; strike price THB 118)              5,333               0
                                                      ----------


TOTAL WARRANTS
(Cost: $339,745)                                        $319,379
                                                      ----------


                                        PRINCIPAL
                                          AMOUNT           VALUE
                                        ---------          -----
CONVERTIBLE BONDS - 1.90%
CHINA - 0.00%
Qingling Motors Company,
  3.50% due 01/22/2002                   $20,000          $7,600
                                                      ----------

HONG KONG - 0.10%
New World Infrastructure,
  Ltd., 1.00% due 04/15/2003              50,000          48,000
                                                      ----------

JAPAN - 0.80%
Hosiden Corporation,
  1.90% due 09/29/2000                12,000,000         127,965
MTI Capital, Ltd.,
  0.50% due 10/01/2007                22,000,000         104,571
Ricoh Leasing Company, Ltd.,
  0.40% due 09/30/2002                15,000,000         159,957
STB Cayman Capital,
  0.50% due 10/01/2007                10,000,000          95,892
THK Company,
  0.30% due 09/30/2003                24,000,000         220,617
Tokyo Electron, Ltd.,
  0.90% due 09/30/2003                12,000,000         251,963
                                                        --------
                                                         452,426


TOTAL CONVERTIBLE BONDS
(Cost: $455,809)                                        $508,026
                                                        --------


PRINCIPAL
AMOUNT                                                     VALUE
---------                                                  -----
SHORT TERM INVESTMENTS - 14.80%
$7,972,907     Navigator Securities Lending
               Trust, 4.97%                           $7,972,907
                                                      ----------


REPURCHASE AGREEMENTS - 20.30%
$10,920,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.70% to be
               repurchased at $10,921,426 on
               07/01/1999, collateralized by
               $11,835,000 U.S. Treasury Notes,
               4.25% due 11/15/2003 (valued at
               $11,139,694 including interest).      $10,920,000
                                                      ----------


TOTAL INVESTMENTS   (PACIFIC RIM EMERGING
MARKETS TRUST)  (Cost: $49,434,536)                  $53,792,491
                                                      ==========


The Trust had the following five top industry concentrations at June 30, 1999 (as a percentage of total investments):

Banking                              7.57%
Telecommunications Services          6.55%
Real Estate                          6.09%
Industrial Machinery                 4.89%
Financial Services                   4.18%


SCIENCE & TECHNOLOGY TRUST

                                         SHARES            VALUE
                                         ------            -----
COMMON STOCKS - 87.08%
BANKING - 0.88%
Softbank Corporation *                    22,500      $4,558,775
                                                      ----------

BUSINESS SERVICES - 6.42%
First Data Corporation                   274,000      13,408,875
Gartner Group, Incorporated,
  Class A *                              249,500       5,114,750
National Data Corporation *               51,000       2,180,250
Nokia Corporaton, ADR                    137,000      12,544,062
                                                      ----------
                                                      33,247,937

CHEMICALS - 0.95%
Sterling Commerce, Incorporated *        135,500       4,945,750
                                                      ----------

COMPUTERS & BUSINESS EQUIPMENT - 24.55%
America Online, Incorporated *            44,500       4,917,250
Avant Corporation *                       91,500       1,155,188
Ceridian Corporation *                   171,000       5,589,562
Cisco Systems, Incorporated *            219,000      14,125,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                         SHARES            VALUE
                                         ------            -----
COMPUTERS & BUSINESS EQUIPMENT -
CONTINUED
Citrix Systems, Incorporated *            81,500      $4,604,750
Dell Computer Corporation *              240,000       8,880,000
EMC Corporation *                        240,000      13,200,000
Hewlett-Packard Company                  120,000      12,060,000
Lucent Technologies,
  Incorporated                           226,050      15,244,247
National Instruments
  Corporation *                           41,000       1,655,375
PSINet, Incorporated *                   205,500       8,990,625
SCI Systems, Incorporated *              279,400      13,271,500
Texas Instruments, Incorporated           78,000      11,310,000
Sun Microsystems, Incorporated *         178,000      12,259,750
                                                      ----------
                                                     127,263,747

ELECTRICAL EQUIPMENT - 2.28%
ASM Lithography Holding NV *              68,000       4,037,500
Sanmina Corporation *                    102,500       7,777,188
                                                      ----------
                                                      11,814,688

ELECTRONICS - 23.63%
Altera Corporation *                     342,500      12,608,281
Analog Devices, Incorporated *           411,500      20,652,156
Applied Materials, Incorporated *        102,500       7,572,188
Burr-Brown Corporation *                  68,000       2,490,500
Electronics For Imaging,
  Incorporated *                         103,000       5,291,625
General Instrument Corporation *         109,500       4,653,750
KLA-Tencor Corporation *                  68,000       4,411,500
Maxim Integrated Products,
  Incorporated *                         226,000      15,029,000
Novellus Systems,
  Incorporated *                          57,500       3,924,375
Solectron Corporation *                  226,000      15,071,375
Synopsys, Incorporated *                 274,000      15,121,375
Xilinx, Incorporated *                   274,000      15,686,500
                                                      ----------
                                                     122,512,625

INDUSTRIAL MACHINERY - 0.41%
Cognex Corporation *                      68,000       2,146,250
                                                      ----------

SOFTWARE - 19.22%
Adobe Systems, Incorporated              205,000      16,842,031
BMC Software, Incorporated *             227,000      12,258,000
Computer Associates
  International, Incorporated             98,500       5,417,500
Great Plains Software,
  Incorporated *                          32,000       1,510,000
Intuit, Incorporated *                   123,000      11,085,375
Microsoft Corporation *                  205,500      18,533,531
Novell, Incorporated *                   205,500       5,445,750
Oracle Corporation                       342,500      12,715,312
Parametric Technology
  Corporation *                          823,000      11,419,125
Sapient Corporation *                      7,700         436,013

                                         SHARES            VALUE
SOFTWARE - CONTINUED
Visio Corporation *                       75,000      $2,854,688
Wind River Systems, Incorporated          68,000       1,092,250
                                                      ----------
                                                      99,609,575

TELECOMMUNICATIONS SERVICES - 6.02%
MCI WorldCom, Incorporated *             164,000      14,114,250
PanAmSat Corporation *                    92,000       3,582,250
Vodafone Group PLC, ADR                   68,500      13,494,500
                                                      ----------
                                                      31,191,000

TELEPHONE - 2.71%
Sprint Corporation                        81,900       4,325,344
Sprint Corporation (PCS
  Group), Series 1 *                      82,000       4,684,250
Viatel, Incorporated *                    90,000       5,051,250
                                                      ----------
                                                      14,060,844

TOTAL COMMON STOCKS
(Cost: $359,151,407)                                $451,351,191
                                                     -----------


PRINCIPAL
AMOUNT                                                VALUE
------                                                -----
SHORT TERM INVESTMENTS - 12.92%
  $2,126,000   Federal Home Loan Bank
                 4.47% due 07/01/1999                 $2,126,000
               Federal Home Loan Mortgage
                   Corporation,
     639,000       4.86% due 07/19/1999                  637,447
  20,000,000       4.87% due 07/19/1999               19,951,300
   1,620,000       5.05% due 08/05/1999                1,612,046
               Federal National Mortgage
                   Association,
   1,853,000       5.03% due 07/21/1999                1,847,822
   1,100,000       5.05% due 07/21/1999                1,096,914
     500,000       5.10% due 07/16/1999                  498,937
  38,211,024   Navigator Securities Lending
               Trust, 4.97%                           38,211,024
     978,000   United States Treasury Bills
                  zero coupon due 09/16/1999             968,608
                                                     -----------
                                                     $66,950,098

TOTAL INVESTMENTS   (SCIENCE & TECHNOLOGY
TRUST)  (Cost: $426,101,505)                        $518,301,289
                                                    ============

INTERNATIONAL SMALL CAP TRUST

                                         SHARES            VALUE
                                         ------            -----
COMMON STOCKS - 82.50%
AUSTRIA - 0.80%
KTM Motorradholding AG *                  17,350      $1,158,964
                                                    ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                         SHARES            VALUE
                                         ------            -----
BRAZIL - 1.00%
Aracruz Celulose SA                       68,325      $1,503,150
                                                    ------------

CANADA - 4.10%
Cinar Films, Incorporated,
  Class B *                              153,725       3,766,262
Dorel Industry, Incorporated              89,100       1,939,324
Research In Motion, Ltd.                  28,000         561,902
                                                    ------------
                                                       6,267,488

DENMARK - 1.80%
Vesta Wind Systems                        30,900       2,720,598
                                                    ------------

FINLAND - 2.60%
Konecranes International                  33,750       1,158,895
Raison Yhtyma Oyj                        306,100       2,839,889
                                                    ------------
                                                       3,998,784

FRANCE - 4.70%
Altran Technologie                        16,625       4,387,299
Coflexip SA, ADR                          23,250       1,011,375
Dassault Systemes                         34,825       1,150,574
Royal Canin                                9,450         545,526
                                                    ------------
                                                       7,094,774

GERMANY - 12.30%
Douglas Holding AG                        40,375       1,810,495
Ixos Software AG                           6,737       1,152,843
Marschollek Lautenschlaeger
  und Partner AG                           8,005       3,812,404
Porsche AG                                 2,050       4,818,194
Primacom                                   7,775         352,654
Rhon Klinikum AG                           7,000         696,339
Schwarz Pharmaceuticals AG                41,925       1,936,184
Singulus Technology                       10,975       1,301,062
Sixt AG                                   40,125       2,804,403
                                                    ------------
                                                      18,684,578

GREECE - 1.00%
Chipita                                   59,643       1,554,523
                                                    ------------

HONG KONG - 0.00%
Gold Peak Industry, Ltd.                 250,000           4,318
                                                    ------------

IRELAND - 2.80%
Ryanair Holdings PLC, ADR *               79,350       4,205,550
                                                    ------------

ITALY - 5.70%
Bulgari SPA                              466,900       3,138,102
Class Editore                             78,225         624,946
Ducati Motor Holding                     141,175         369,647
Gruppo Editoriale L'Espresso             180,000       2,913,183
Industrie Natuzzi SPA, ADR                82,225       1,598,249
                                                    ------------
                                                       8,644,127

                                         SHARES            VALUE
                                         ------            -----
JAPAN - 8.90%
Fancl Corporation                         13,000      $2,364,222
Fuji S Ware ABC *                         63,000       3,749,690
Nippon System Development *               72,000       4,285,360
Ryohin Keikaku Company                    12,000       3,020,584
                                                    ------------
                                                      13,419,856

MEXICO - 0.90%
Grupo Posadas SA *                     2,023,450       1,403,177
                                                    ------------

NETHERLANDS - 5.60%
Beter Bed Holding NV                      27,975         807,465
Hunter Douglas                            55,250       1,896,584
IHC Caland                                47,675       1,867,540
Krasnapolsky Hotels &
  Restaurant                               8,700         582,497
Nutreco Holding NV *                      69,625       2,468,990
Ordina Beheer NV                          27,500         793,755
                                                    ------------
                                                       8,416,831

NORWAY - 2.50%
Narvesen ASA                              16,000         371,550
Stolt Comex Seaway SA                     81,800         889,576
Tomra Systems AS                          66,050       2,480,909
                                                    ------------
                                                       3,742,034

SINGAPORE - 1.80%
Natsteel Electroni *                     631,000       2,762,015
                                                    ------------

SPAIN - 2.60%
Baron De Ley                              44,325       1,530,697
Telepizza *                              469,250       2,428,307
                                                    ------------
                                                       3,959,004

SWEDEN - 1.30%
Haldex AB                                 60,915         796,509
Orvitus *                                 56,125         310,740
Semcon AB                                101,125         905,348
                                                    ------------
                                                       2,012,597

SWITZERLAND - 2.80%
Kudelski SA                                  585       2,087,808
Logitech International                    10,475       1,515,578
Phonak                                       525         702,205
                                                    ------------
                                                       4,305,591

UNITED KINGDOM - 18.50%
Capital Radio                            161,575       2,138,061
Eidos PLC, ADR                            85,250       2,818,578
Esat Telecom Group PLC                    36,650       1,608,019
Filtronic                                148,275       1,744,709
Flextech                                 232,500       3,775,202
Freepages Group                        1,549,550         903,717
Icon Public, Ltd.                         66,575       1,306,534
Pizza Express                            354,150       5,135,707
Psion                                    297,750       3,848,494


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES            VALUE
                                         ------            -----
UNITED KINGDOM - CONTINUED
Select Appointments Holdings
  PLC                                    219,925      $2,624,192
Wetherspoon (JD)                         460,815       2,142,762
                                                    ------------
                                                      28,045,975

UNITED STATES - 0.80%
United International
  Holdings, Incorporated                  18,775       1,269,659
                                                    ------------


TOTAL COMMON STOCKS
(Cost: $94,615,743)                                 $125,173,594
                                                    ------------

PRINCIPAL
AMOUNT                                                     VALUE
------                                                     -----
SHORT TERM INVESTMENTS - 10.70%
$16,302,461    Navigator Securities Lending
               Trust,
                   4.97%                             $16,302,461
                                                    ------------


REPURCHASE AGREEMENTS - 6.80%

$10,319,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $10,320,147 on
               07/01/1999, collateralized by
               $8,520,000 U.S. Treasury Bonds,
               8.125% due 08/15/2021 (valued at
               $10,526,094, including interest)      $10,319,000
                                                    ------------

TOTAL INVESTMENTS   (INTERNATIONAL SMALL
CAP TRUST)  (Cost: $121,237,204)                    $151,795,055
                                                    ============


The Trust had the following five top industry concentrations at June 30, 1999 (as a percentage of total investments):

Food & Beverages                       11.08%
Computer & Business Equipment           7.83%
Retail Trade                            7.22%
Electronics                             6.09%
Software                                5.81%


AGGRESSIVE GROWTH TRUST

                                         SHARES            VALUE
                                         ------            -----
COMMON STOCKS - 66.59%
AEROSPACE - 0.42%
Aeroflex, Incorporated *                  17,500        $345,625
                                                    ------------


                                         SHARES            VALUE
AIR TRAVEL - 0.53%
Alaska Air Group *                         2,200         $91,850
Ryanair Holdings PLC, ADR *                6,500         344,500
                                                    ------------
                                                         436,350

APPAREL & TEXTILES - 1.37%
G & K Services, Class A                    2,200         115,225
K-Swiss, Incorporated, Class A             4,100         190,650
Mohawk Industries,
  Incorporated *                           8,200         249,075
Pacific Sunwear of California *           13,050         318,094
Quiksilver, Incorporated *                 9,800         255,412
                                                    ------------
                                                       1,128,456

AUTO PARTS - 0.96%
Brooks Automation,
  Incorporated *                           4,300         116,369
Copart, Incorporated *                     6,500         138,125
Gentex Corporation *                      10,900         305,200
Meritor Automotive,
  Incorporated                             8,800         224,400
                                                    ------------
                                                         784,094

AUTOMOBILES - 0.92%
O'Reilly Automotive, Incorporated *       11,200         564,200
Tower Automotive, Incorporated *           7,600         193,325

                                                    ------------
                                                         757,525

BANKING - 1.63%
Bank United Corporation,
  Class A *                                8,000         321,500
Community First Bankshares,
  Incorporated                            10,900         260,237
Doral Financial Corporation                8,900         153,525
Southwest Bancorporation of
  Texas, Incorporated *                   19,500         351,000
Trustmark Corporation                     10,900         249,338
                                                    ------------
                                                       1,335,600

BROADCASTING - 2.02%
Hispanic Broadcasting
  Corporation *                            9,800         743,575
Powerwave Technologies,
  Incorporated *                          12,500         403,125
Proxim, Incorporated *                     6,500         377,000
Radio One, Incorporated,
  Class A *                                2,900         134,850
                                                    ------------
                                                       1,658,550

BUILDING MATERIALS & CONSTRUCTION
  - 0.92%
Dycom Industries,
  Incorporated *                           6,800         380,800
Elcor Chemical Corporation                 6,500         283,969
NCI Building Systems,
  Incorporated *                           4,300          91,912
                                                    ------------
                                                         756,681


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES            VALUE
                                         ------            -----
BUSINESS SERVICES - 7.13%
Acxiom Corporation                         7,600        $189,525
Amdocs, Ltd. *                             8,700         197,925
American Management Systems,
  Incorporated *                           3,800         121,838
Bowlin Outdoor
  Advertising/Travel *                     5,400          32,400
Bright Horizons Family
  Solutions *                              5,700         107,588
CEC Entertainment,
  Incorporated *                          10,300         435,175
Check Point Software
  Technologies, Ltd. *                     6,500         348,562
Checkfree Holdings
  Corporation *                            6,500         179,156
Cornell Corrections,
  Incorporated *                           3,800          62,463
Critical Path, Incorporated *              1,300          71,906
Express Scripts,
  Incorporated, Class A *                  5,400         325,012
FactSet Research Systems,
  Incorporated                             3,300         186,862
Forrester Research,
  Incorporated *                           8,300         207,500
Hooper Holmes, Incorporated               13,000         264,875
INFOCURE Corporation *                     3,500         185,281
Iron Mountain,  Incorporated *             3,300          94,463
Lason Holdings, Incorporated *             2,700         133,988
MedQuist, Incorporated *                   7,600         332,500
Metzler Group, Incorporated *              2,700          74,588
Provant, Incorporated *                    5,400          84,038
Rent A Center, Incorporated *              7,600         182,400
Ritchie Brothers Auctioneers,
  Incorporated *                           3,400         129,625
Safeguard Scientifics,
  Incorporated *                           2,200         136,400
Scansource, Incorporated *                 4,300          92,988
SEI Investments                            2,700         238,275
Select Appointments Holdings
  PLC, ADR *                               6,100         146,400
SunGuard Data Systems,
  Incorporated *                           5,100         175,950
Sykes Enterprises,
  Incorporated *                           8,900         297,037
TETRA Technologies,
  Incorporated *                          13,625         224,812
TMP Worldwide, Incorporated *              2,100         133,350
USWeb Corporation *                       10,300         228,531
Valassis Communications,
  Incorporated *                           6,450         236,231
                                                    ------------
                                                       5,857,644

CHEMICALS - 1.70%
Biovail Corporation
  International *                          3,800         194,037
Nova Corporation *                        11,200         280,000
OM Group, Incorporated                     8,700         300,150
Spartech Corporation                       5,100         161,288

                                         SHARES            VALUE
                                         ------            -----
CHEMICALS - CONTINUED
Waters Corporation *                       8,600        $456,875
                                                    ------------
                                                       1,392,350

COMPUTERS & BUSINESS EQUIPMENT - 6.48%
Affiliated Computer Services,
  Incorporated, Class A *                  6,500         329,062
Analytical Surveys, Incorporated *         4,300         106,963
Apex PC Solutions, Incorporated *          4,900         100,450
Avant Corporation *                          500           6,313
Citrix Systems, Incorporated *             7,800         440,700
Comverse Technology,
  Incorporated *                           8,200         619,100
CSG Systems International,
  Incorporated *                          10,900         285,444
Cybex Computer Products
  Corporation *                            7,600         211,850
Henry, Jack & Associates,
  Incorporated                             2,700         105,975
Macromedia, Incorporated *                 4,900         172,725
National Computer Systems,
  Incorporated                             9,800         330,750
National Instruments
  Corporation *                            8,700         351,262
Network Appliance,
  Incorporated *                           2,800         156,450
QRS Corporation *                          2,200         171,600
Rational Software Corporation  *          13,600         447,950
Sandisk Corporation *                      8,700         391,500
Veritas Software Corporation *             4,300         408,231
Verity, Incorporated *                     4,300         233,006
Visual Networks, Incorporated  *           8,700         278,400
Xircom Incorporated                        5,800         174,363
                                                    ------------
                                                       5,322,094

CONSTRUCTION MATERIALS - 0.50%
Fastenal Company                           2,900         152,069
Simpson Manufacturing,
  Incorporated *                           5,500         261,250
                                                    ------------
                                                         413,319

CONSTRUCTION & MINING EQUIPMENT - 0.27%
Astec Industries,
  Incorporated *                           5,500         224,125
                                                    ------------

CRUDE PETROLEUM & NATURAL GAS - 0.37%
Cabot Oil & Gas Corporation,
  Class A                                  5,400         100,575
Evergreen Resources *                      8,200         206,537
                                                    ------------
                                                         307,112

DOMESTIC OIL - 0.38%
Insignia Financial Group,
  Incorporated *                           1,200          12,600
Maverick Tube Corporation *               11,300         157,494


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                         SHARES            VALUE
                                         ------            -----
DOMESTIC OIL - CONTINUED
Stone Energy Corporation *                 3,300        $139,837
                                                    ------------
                                                         309,931

DRUGS & HEALTH CARE - 5.15%
ALPHARMA, Incorporated, Class
  A *                                     10,800         384,075
Capital Senior Living
  Corporation *                           10,000         100,000
Health Management
  Association, Class A *                  10,900         122,625
Henry Schein, Incorporated *               7,100         224,981
IDEXX Laboratories,
  Incorporated *                           5,400         125,888
International Network
  Services *                               4,900         197,837
Medicis Pharmaceutical
  Corporation, Class A *                   8,700         220,762
Minimed, Incorporated *                    3,700         284,669
OEC Medical Systems,
  Incorporated *                           4,300         105,350
Patterson Dental Company *                 6,500         225,875
Province Healthcare Company *              6,500         126,750
Renal Care Group,
  Incorporated *                           6,500         168,188
ResMed, Incorporated *                     5,400         179,213
Resources Care, Incorporated *             3,300          75,075
Sybron International
  Corporation *                           10,900         300,431
Syncor International
  Corporation *                            3,300         118,800
Universal Health Services,
  Incorporated, Class B *                  4,300         205,325
Veterinary Centers of
  America, Incorporated *                 10,900         147,831
VISX, Incorporated                         6,500         514,719
Xomed Surgical Products,
  Incorporated *                           8,200         399,237
                                                    ------------
                                                       4,227,631

ELECTRICAL EQUIPMENT - 1.95%
Advanced Energy Industries,
  Incorporated *                           7,100         287,994
Electro Scientific
  Industries, Incorporated *               1,600          66,850
Emulex Corporation *                       5,800         644,887
Sanmina Corporation *                      4,300         326,262
Sawtek, Incorporated *                     4,300         197,263
SLI, Incorporated *                        2,900          78,300
                                                    ------------
                                                       1,601,556

ELECTRONICS - 12.10%
Alpha Industries,
  Incorporated *                          21,000       1,000,125
American Xtal Technology,
  Incorporated *                           7,000         166,688


                                         SHARES            VALUE
ELECTRONICS - CONTINUED
Anadigics, Incorporated *                  8,000        $296,000
Applied Micro Circuits
  Corporation *                            6,500         534,625
Asyst Technologies,
  Incorporated *                           8,700         260,456
Burr-Brown Corporation *                   5,400         197,775
Concord Communications,
  Incorporated *                           3,300         148,500
Credence Systems Corporation *             6,500         241,313
Cree Research, Incorporated *              6,500         500,094
Dallas Semiconductor
  Corporation                              3,800         191,900
Electronics For Imaging,
  Incorporated *                           8,700         446,962
Etec Systems, Incorporated *               5,100         169,575
Flextronics International *                5,400         299,700
Genesis Microchip,
  Incorporated *                           7,800         184,275
Insight Enterprises,
  Incorporated *                          14,700         363,825
Jabil Circuit, Incorporated *              6,900         311,363
Micrel, Incorporated *                     3,300         244,200
Microchip Technology,
  Incorporated *                          12,500         592,187
Novellus Systems,
  Incorporated *                           2,200         150,150
Oak Industries, Incorporated *             6,100         266,494
PMC-Sierra, Incorporated *                 8,600         506,862
Qlogic Corporation *                       4,500         594,000
SDL, Incorporated *                        7,800         398,287
Semtech Corporation *                      6,500         338,813
Transwitch Corporation *                   8,100         383,737
Uniphase Corporation *                     3,300         547,800
Unitrode Corporation *                    10,900         312,694
Vitesse Semiconductor
  Corporation *                            4,300         289,981
                                                    ------------
                                                       9,938,381

FINANCIAL SERVICES - 3.14%
Affiliated Managers Group,
  Incorporated *                           2,200          66,413
Americredit Corporation *                  8,700         139,200
Concord EFS, Incorporated *               12,000         507,750
First Republic Bank, San
  Francisco California *                   6,500         188,094
Hambrecht & Quist Group,
  Incorporated *                          10,300         382,387
Knight Trimark Group, Class A *            7,600         458,375
Metris Companies, Incorporated             8,600         350,450
NCO Group, Incorporated *                  4,400         167,200
Queens County Bancorp                      4,900         158,638
Rental Way, Incorporated *                 6,500         160,062
                                                    ------------
                                                       2,578,569


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                         SHARES            VALUE
                                         ------            -----
FOOD & BEVERAGES - 0.31%
Hain Food Group, Incorporated  *           8,200        $169,125
United Natural Foods,
  Incorporated *                           3,300          81,675
                                                    ------------
                                                         250,800

GOLD - 0.19%
Global Industries,
  Incorporated *                          12,000         153,750
                                                    ------------

HOTELS & RESTAURANTS - 0.91%
Foodmaker, Incorporated *                  7,600         215,650
Papa Johns International,
  Incorporated *                           2,200          98,313
Sonic Corporation *                        6,500         212,062
Station Casinos, Incorporated *           10,900         222,087
                                                    ------------
                                                         748,112

INDUSTRIAL MACHINERY - 0.52%
Osteotech, Incorporated*                  14,900         428,375
                                                    ------------

INDUSTRIALS - 0.38%
MotivePower Industries,
  Incorporated *                          17,400         308,850
                                                    ------------

INSURANCE - 0.92%
Advance Paradigm,
  Incorporated *                           4,900         298,900
FPIC Insurance Group,
  Incorporated *                           6,500         315,250
HCC Insurance Holdings,
  Incorporated                             5,400         122,512
Penn Treaty American
  Corporation *                              700          16,844
                                                    ------------
                                                         753,506

INVESTMENT COMPANIES - 0.29%
Eaton Vance Corporation                    6,900         237,619
                                                    ------------

LEISURE TIME - 1.24%
Action Performance Companies,
  Incorporated *                           3,300         108,900
Championship Auto Racing Team  *           2,200          65,863
International Speedway
  Corporation, Class A                     1,500          71,250
SFX Entertainment,
  Incorporated, Class A *                  6,500         416,000
Speedway Motorsports,
  Incorporated *                           2,200          86,487
Steiner Leisure, Ltd. *                    8,800         266,750
                                                    ------------
                                                       1,015,250

NEWSPAPERS - 0.71%
Core Laboratories NV *                    10,900         151,919
Gemstar Group, Ltd. *                      6,600         430,650
                                                    ------------
                                                         582,569


                                         SHARES            VALUE
                                         ------            -----
PETROLEUM SERVICES - 0.16%
Cal Dive International,
  Incorporated *                           4,300        $128,463
                                                    ------------

PUBLISHING - 0.29%
IDG Books Worldwide,
  Incorporated *                           8,700         158,775
Meredith Corporation                       2,300          79,638
                                                    ------------
                                                         238,413

RAILROADS & EQUIPMENT - 0.33%
Swift Transportation,
  Incorporated *                          12,300         270,600
                                                    ------------

RETAIL TRADE - 7.28%
99 Cents Only Stores *                     4,400         219,725
Abercrombie & Fitch Company,
  Class A *                                8,600         412,800
American Eagle Outfitters,
  Incorporated *                          11,200         509,600
Ann Taylor Stores Corporation  *           9,800         441,000
Buckle, Incorporated *                     5,900         169,625
CDW Computer Centers,
  Incorporated *                          11,200         492,800
Childrens Place Retail
  Stores, Incorporated *                   5,400         218,700
Claire S Stores, Incorporated             14,300         366,437
Cost Plus, Incorporated *                  7,500         341,250
CSK Auto Corporation *                     2,200          59,400
Daisytek International
  Corporation *                           11,600         189,225
Dollar Tree Stores,
  Incorporated *                           3,900         171,600
Family Dollar Stores,
  Incorporated                             7,600         182,400
Footstar, Incorporated *                  10,900         405,344
Fossil, Incorporated *                     6,700         324,112
Hibbett Sporting Goods,
  Incorporated *                           8,200         180,400
Linens'n Things, Incorporated *            6,700         293,125
Mens Wearhouse, Incorporated *            14,300         364,650
Regis Corporation Minnesota               11,600         222,575
Tuesday Morning Corporation *              3,900          99,450
Wet Seal, Incorporated *                   4,900         140,263
Wild Oats Markets,
  Incorporated *                           5,800         175,994

SOFTWARE - 2.82%
AVT Corporation                            8,200         310,575
Business Objects SA, ADR *                 5,400         197,100
ISS Group, Incorporated *                  4,400         166,100
Medical Manager Corporation *              6,500         287,625
Mercury Interactive Corporation *          6,700         237,012
Micromuse, Incorporated *                  4,300         214,463
Pegrine Systems,  Incorporated *           2,300          59,081


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                         SHARES            VALUE
                                         ------            -----
SOFTWARE - CONTINUED

Pinnacle Systems, Incorporated *          10,000        $336,250
Transaction Systems Architects,
  Incorporated, Class A *                  8,100         315,900
VeriSign, Incorporated *                   2,200         189,750
                                                    ------------
                                                       2,313,856

TELECOMMUNICATIONS SERVICES - 1.47%
ADTRAN, Incorporated *                     9,200         334,650
ANTEC Corporation *                        6,500         208,406
Commscope, Incorporated *                  7,100         218,325
DSP Communications,
  Incorporated *                          12,500         360,938
Polycom, Incorporated *                    2,200          85,800
                                                    ------------
                                                       1,208,119

TELEPHONE - 0.53%
Harmonic, Incorporated *                   7,600         436,525
                                                    ------------

TRANSPORTATION - 0.30%
Expeditores International of
  Washington, Incorporated                 6,600         179,850
M.S. Carriers, Incorporated *              2,200          65,244
                                                     -----------
                                                         245,094

TOTAL COMMON STOCKS
(Cost: $46,861,441)                                  $54,675,969
                                                     -----------


PRINCIPAL
AMOUNT                                                     VALUE
------                                                     -----
SHORT TERM INVESTMENTS - 33.41%
$15,940,249    Navigator Securities Lending
               Trust,                                $15,940,249
                   4.97%

11,497,000     Federal Home Loan Mortgage
                   Corporation, 4.60% due
                   07/01/1999                         11,497,000
                                                     -----------
                                                     $27,437,249

TOTAL INVESTMENTS   (AGGRESSIVE GROWTH
TRUST)  (Cost: $74,298,6                             $82,113,218
                                                     ===========


EMERGING SMALL COMPANY TRUST

                                         SHARES            VALUE
                                         ------            -----
COMMON STOCKS - 74.21%
AIR TRAVEL - 0.66%
Alaska Air Group *                        55,600      $2,321,300
                                                    ------------

APPAREL & TEXTILES - 1.82%
Tommy Hilfiger Corporation *              41,900       3,079,650
Tropical Sportswear
  International Corporation *             16,100         513,188


                                         SHARES            VALUE
                                         ------            -----
APPAREL & TEXTILE - CONTINUED
Wolverine World Wide,
  Incorporated                           202,100      $2,829,400
                                                    ------------
                                                       6,422,238

AUTO PARTS - 1.10%
Gentex Corporation *                     138,700       3,883,600
                                                    ------------

BANKING - 2.70%
Bank United Corporation,
  Class A *                              101,200       4,066,975
Golden State Bancorp,
  Incorporated *                         160,000       3,520,000
Silicon Valley Bancshares *               78,000       1,930,500
                                                    ------------
                                                       9,517,475

BROADCASTING - 2.11%
Cumulus Media, Incorporated,
  Class A *                               31,000         678,125
Hispanic Broadcasting
  Corporation *                           28,475       2,160,541
Jones Intercable,
  Incorporated, Class A *                 35,000       1,715,000
Metro Networks, Incorporated *            53,700       2,866,237
                                                    ------------
                                                       7,419,903

BUILDING MATERIALS & CONSTRUCTION - 0.88%
Dycom Industries,
  Incorporated *                          55,000       3,080,000
                                                    ------------

BUSINESS SERVICES - 5.88%
Check Point Software
  Technologies, Ltd. *                    49,700       2,665,162
CMG Information Services,
  Incorporated *                          10,200       1,163,438
Cuno, Incorporated *                      94,100       1,799,663
DeVRY, Incorporated *                     51,000       1,141,125
Doubleclick, Incorporated *                9,900         908,325
Exchange Applications
  Software *                              59,000       2,404,250
HNC Software, Incorporated *              97,900       3,016,544
Lamar Advertising Company,
  Class A *                               49,000       2,005,937
Verio, Incorporated *                     28,500       1,980,750
Whittman Hart, Incorporated *            114,000       3,619,500
                                                    ------------
                                                      20,704,694

CHEMICALS - 1.57%
Nova Corporation *                        57,000       1,425,000
Waters Corporation *                      77,200       4,101,250
                                                    ------------
                                                       5,526,250

COMPUTERS & BUSINESS EQUIPMENT - 3.81%
Affiliated Computer Services,
  Incorporated, Class A *                 98,100       4,966,312
ETrade Group, Incorporated *              13,600         543,150
Gilat Satellite Networks,                 11,100         582,750
  Ltd. *


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                         SHARES            VALUE
                                         ------            -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Saleslogix Corporation *                 122,000      $1,814,750
Security Dynamics
  Technologies *                         128,800       2,737,000
Veritas Software Corporation *            29,300       2,781,669
                                                    ------------
                                                      13,425,631

CONSTRUCTION MATERIALS - 1.73%
Catalytica, Incorporated *               199,200       2,788,800
Roper Industries                         103,000       3,296,000
                                                    ------------
                                                       6,084,800

CRUDE PETROLEUM & NATURAL GAS - 1.50%
Barrett Resources Corporation *          137,900       5,291,913
                                                    ------------

DOMESTIC OIL - 1.03%
Newfield Exploration Company *           127,600       3,628,625
                                                    ------------

DRUGS & HEALTH CARE - 3.09%
Inhale Therapeutic Systems *              71,400       1,700,212
International Network
  Services *                              76,000       3,068,500
Parexel International
  Corporation *                          112,000       1,491,000
Pharmaceutical Product
  Development, Incorporated *             85,900       2,351,512
Renal Care Group,
  Incorporated *                          62,900       1,627,538
Zonagen, Incorporated *                   68,300         631,775
                                                    ------------
                                                      10,870,537

EDUCATIONAL SERVICES - 0.52%
Sylvan Learning Systems,
  Incorporated *                          67,000       1,821,563
                                                    ------------

ELECTRICAL EQUIPMENT - 3.17%
Electro Scientific
  Industries, Incorporated *              35,000       1,462,344
Power Integrations *                      82,400       6,025,500
Sanmina Corporation *                     48,200       3,657,175
                                                    ------------
                                                      11,145,019

ELECTRONICS - 11.98%
Conexant Systems,
  Incorporated *                          47,000       2,728,938
Cymer, Incorporated *                    132,000       3,300,000
DII Group, Incorporated *                 32,700       1,220,119
EG & G, Incorporated                     143,500       5,112,187
Flextronics International *               62,300       3,457,650
Jabil Circuit, Incorporated *             64,900       2,928,613
Novellus Systems,
  Incorporated *                          49,000       3,344,250
PLX Technology, Incorporated *            77,100       3,652,612

                                         SHARES            VALUE
                                         ------            -----
ELECTRONICS - CONTINUED
PMC-Sierra, Incorporated *                78,600      $4,632,487
Sipex Corporation *                      108,000       2,214,000
Synopsys, Incorporated *                  57,200       3,156,725
Transwitch Corporation *                  41,000       1,942,375
Uniphase Corporation *                    27,000       4,482,000
                                                    ------------
                                                      42,171,956

FINANCIAL SERVICES - 2.73%
Affiliated Managers Group,
  Incorporated *                          37,000       1,116,937
Financial Security Assured
  Holdings, Ltd.                          77,600       4,035,200
Hambrecht & Quist Group,
  Incorporated *                         120,200       4,462,425
                                                    ------------
                                                       9,614,562

HOUSEHOLD APPLIANCES - 0.08%
United States Home and
  Garden, Incorporated *                  74,100         277,875
                                                    ------------

INDUSTRIAL MACHINERY - 1.12%
Mettler Toledo International,
  Incorporated *                         158,700       3,937,744
                                                    ------------

INSURANCE - 1.94%
Reinsurance Group America,
  Incorporated                           115,600       4,074,900
SCOR, ADR                                 54,600       2,750,475
                                                    ------------
                                                       6,825,375

LEISURE TIME - 1.03%
Harrahs Entertainment,
  Incorporated *                          60,100       1,322,200
SFX Entertainment,
  Incorporated, Class A *                 36,000       2,304,000
                                                    ------------
                                                       3,626,200

NEWSPAPERS - 1.45%
Gemstar Group, Ltd. *                     78,200       5,102,550
                                                    ------------

PETROLEUM SERVICES - 1.01%
Atwood Oceanics, Incorporated  *         113,400       3,543,750
                                                    ------------

PHOTOGRAPHY - 1.35%
Optical Coating Laboratory,
  Incorporated                            57,000       4,766,625
                                                    ------------

REAL ESTATE - 2.66%
Camden Property Trust                    102,800       2,852,700
Federated Investors,
  Incorporated, Class B                   61,000       1,094,188
Meristar Hospitality
  Corporation                            127,900       2,869,756
Prime Hospitality Corporation *          211,000       2,532,000
                                                    ------------
                                                       9,348,644


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                         SHARES            VALUE
                                         ------            -----
RETAIL TRADE - 0.61%
Claire S Stores, Incorporated             84,000      $2,152,500
                                                    ------------

SANITARY SERVICES - 1.33%
Safety-Kleen Corporation *               257,800       4,672,625
                                                    ------------

SOFTWARE - 6.74%
Activision, Incorporated *               117,000       1,703,812
Broadvision, Incorporated *               42,800       3,156,500
Earthlink Network,
  Incorporated *                          20,100       1,234,894
Electronic Arts *                         17,000         922,250
Entrust Technologies,
  Incorporated *                          97,900       3,255,175
Exodus Communications,
  Incorporated *                          33,500       4,017,906
I2 Technologies, Incorporated *           38,000       1,634,000
Intuit, Incorporated *                    25,200       2,271,150
Keane, Incorporated *                    127,500       2,884,687
Mercury Interactive
  Corporation *                           22,900         810,088
Sapient Corporation *                     32,400       1,834,650
                                                    ------------
                                                      23,725,112

STEEL - 0.73%
Carpenter Technology
  Corporation                             89,400       2,553,488
                                                    ------------

TELECOMMUNICATIONS SERVICES - 4.63%
Clearnet Communications,
  Incorporated, Class A *                 11,200         156,100
Com21, Incorporated *                    122,900       2,096,981
Excel Switching Corporation *            208,900       6,253,944
JDS Fitel, Incorporated *                 68,600       5,753,548
Millicom International Cellular SA *       4,600         144,900
Polycom, Incorporated *                   48,000       1,872,000
                                                    ------------
                                                      16,277,473

TELEPHONE - 1.56%
Pacific Gateway Exchange,
  Incorporated *                          96,400       2,807,650
Voicestream Wireless
  Corporation *                           46,000       1,308,125
Western Wireless Corporation,
  Class A *                               51,000       1,377,000
                                                    ------------
                                                       5,492,775

TRANSPORTATION - 1.31%
C. H. Robinson Worldwide                  61,000       2,241,750
Expeditores International of
  Washington, Incorporated                87,400       2,381,650
                                                    ------------
                                                       4,623,400


                                         SHARES            VALUE
                                         ------            -----
TRUCKING & FREIGHT - 0.38%
Air Express International
  Corporation *                           53,000      $1,344,875
                                                    ------------


TOTAL COMMON STOCKS
(Cost: $229,147,813)                                $261,201,077
                                                    ------------


PRINCIPAL
AMOUNT                                                     VALUE
------                                                     -----
SHORT TERM INVESTMENTS - 18.06%
$63,548,815    Navigator Securities Lending
               Trust, 4.97%                          $63,548,815
                                                    ------------


REPURCHASE AGREEMENTS - 7.73%

$27,212,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $27,215,024 on
               07/01/1999, collateralized by
               $23,155,000 U.S. Treasury Bonds,
               8.00% due 11/15/2021 (valued at
               $27,757,056, including interest       $27,212,000
                                                    ------------


TOTAL INVESTMENTS   (EMERGING SMALL
COMPANY TRUST)  (Cost: $319,908,628)
                                                    $351,961,892
                                                    ============


SMALL COMPANY BLEND TRUST


                                         SHARES           VALUE
                                         ------           -----
COMMON STOCKS - 89.25%
AEROSPACE - 0.58%
REMEC, Incorporated *                      7,000       $112,875
                                                    -----------
AIR TRAVEL - 1.66%
Atlantic Coast Airlines
  Holdings, Incorporated *                10,000        190,000
Midway Airlines Corporation *             13,100        134,275
                                                    -----------
                                                        324,275

APPAREL & TEXTILES - 1.73%
Kellwood Company                           3,800        103,075
Stride Rite Corporation                    8,000         82,500
Tefron, Ltd. *                            14,500        152,250
                                                    ------------
                                                        337,825

AUTO PARTS - 0.49%
Transportation Components,
  Incorporated *                          30,000         95,625
                                                    -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                         SHARES           VALUE
                                         ------           -----
AUTOMOBILES - 0.89%
Polaris Industries,
  Incorporated                             4,000       $174,000
                                                    -----------

BANKING - 3.75%
Banco Santander *                          5,000         90,313
Banknorth Group, Incorporated  *           5,500        181,500
Bankunited Financial
  Corporation *                            6,000         57,750
Community First Bankshares,
  Incorporated                             5,800        138,475
First Alliance Company *                  45,000        154,687
Western Bancorp                            2,500        108,750
                                                    -----------
                                                        731,475

BROADCASTING - 4.69%
BHC Communications,
  Incorporated, Class A *                  1,000        130,000
Citadel Communications
  Corporation *                            5,000        180,937
Cox Radio, Incorporated,
  Class A *                                2,500        135,625
Cumulus Media, Incorporated,
  Class A *                                5,500        120,313
Entercom Communications
  Corporation *                            2,500        106,875
Gray Communications Systems,
  Incorporated, Class B *                  5,000         70,625
Young Broadcasting,
  Incorporated, Class A *                  4,000        170,250
                                                    -----------
                                                        914,625

BUSINESS SERVICES - 12.92%
Adforce, Incorporated *                    2,500         58,750
Alloy Online, Incorporated *               1,100         12,581
Armor Holdings, Incorporated *            10,000        104,375
Asymetrix Learning Systems,
  Incorporated *                          12,000         49,500
Banta Corporation *                        3,000         63,000
Boston Communications Group *              8,000        107,500
Caribiner International,
  Incorporated *                           8,000         49,500
Clarify, Incorporated *                    4,000        165,000
Condor Technology Solutions *              9,600         45,000
Intelligroup, Incorporated *              18,500        131,812
International Integration,
  Incorporated *                           6,500        146,250
Kendle International,
  Incorporated *                          12,000        192,000
Korn/Ferry International *                 8,000        136,000
Mac Gray Corporation *                     6,000         52,500
Nvidia Corporation *                       9,000        172,125
Onemain Common, Incorporated *             3,200         75,600
Online Resources *                         7,500        101,719


                                         SHARES           VALUE
                                         ------           -----
BUSINESS SERVICES - CONTINUED
Quanta Services, Incorporated  *           4,000       $176,000
Realty Information Group,
  Incorporated *                           5,000        217,500
Renaissance Worldwide,
  Incorporated *                          11,000         87,656
Technisource, Incorporated *              17,000         88,188
Tier Technologies,
  Incorporated, Class B *                 16,000        112,000
TMP Worldwide, Incorporated *              1,500         95,250
Wesco International,
  Incorporated *                           4,000         82,000
                                                    -----------
                                                      2,521,806

CHEMICALS - 1.60%
H.B. Fuller Company                        3,000        205,125
Spartech Corporation                       3,400        107,525
                                                    -----------
                                                        312,650

COMPUTERS & BUSINESS EQUIPMENT - 0.72%
Ariba, Incorporated *                        300         29,175
Structural Dynamics Research
  Corporation *                            6,000        111,375
                                                    -----------
                                                        140,550

CONSTRUCTION MATERIALS - 4.22%
Applied Industrial
  Technologies, Incorporated               9,200        174,800
Comfort Systems USA,
  Incorporated *                           4,000         72,000
Gasonics International
  Corporation *                           11,500        161,000
NN Ball & Roller, Incorporated
                                          10,000         57,500
Oshkosh Truck Corporation,
  Class B                                    600         30,188
Pameco Corporation *                      12,000         91,500
SpeedFam-IPEC, Incorporated *             11,000        176,687

White Capital Industries
  Corporation *                            5,000         59,062
                                                    -----------
                                                        822,737

COSMETICS & TOILETRIES - 1.69%
Natrol, Incorporated *                    10,000         75,000
Natures Sunshine Products,
  Incorporated                            11,000        115,500
Nu Skin Enterprises,
  Incorporated, Class A *                  7,000        139,563
                                                    -----------
                                                        330,063

DOMESTIC OIL - 4.42%
Cross Timbers Oil Company                 13,500        200,812
Devon Energy Corporation                   2,000         71,500
Insignia Financial Group,
  Incorporated *                           9,000         94,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
DOMESTIC OIL - CONTINUED
Midcoast Energy Resources,
  Incorporated                            12,500       $201,562
Pogo Producing Company                     6,500        121,063
Vintage Petroleum,
  Incorporated                            16,200        174,150
                                                      ---------
                                                        863,587

DRUGS & HEALTH CARE - 9.91%
Algos Pharmaceutical
  Corporation *                            3,000         66,187
Alterra Healthcare
  Corporation *                            2,500         34,375
American Retirement
  Corporation *                            6,000         75,000
Anesta Corporation *                       4,000         81,750
Aviron *                                   4,000        115,000
Capital Senior Living
  Corporation *                            6,000         60,000
Chromavision Medical Systems,
  Incorporated *                          12,000        118,500
Focal, Incorporated *                     18,000        135,000
Heska Corporation *                       23,000         53,188
Kos Pharmaceuticals,
  Incorporated *                          12,000         60,750
Lifepoint Hospitals,
  Incorporated *                          15,000        201,562
Novoste Corporation *                      8,000        168,000
Ocular Sciences, Incorporated  *           7,000        121,625
Orthodontic Centers of
  America, Incorporated *                  7,000         98,875
PE Corporation-Celera
  Genomics Group *                         6,000         97,125
Protein Design Labs,
  Incorporated *                           4,500         99,844
Sangstat Medical Corporation *            12,100        208,725
Sunrise Assisted Living,
  Incorporated *                           1,500         52,313
Trimeris, Incorporated *                   6,000         87,000
                                                      ---------
                                                      1,934,819

ELECTRICAL EQUIPMENT - 4.06%
Dupont Photomasks,
  Incorporated *                           2,500        119,687
Holophane Corporation *                    4,000        152,500
Intergrated Electrical
  Services *                               6,000         96,750
Power One, Incorporated *                  9,000        221,625
Rayovac Corporation *                      4,000         90,750
Sensormatic Electrics
  Corporation *                            8,000        111,500
                                                 ---------------
                                                        792,812

ELECTRONICS - 7.82%
Aspect Telecommunications
  Corporation *                           12,000        117,000
BE Semiconductor Industries *             17,000        174,250

ELECTRONICS-CONTINUED
C Cube Microsystems,
  Incorporated *                           8,000       $253,500
Cambridge Technology
  Partners, Incorporated *                 5,500         96,594
Cymer, Incorporated *                     11,500        287,500
Etec Systems, Incorporated *               7,000        232,750
LoJack Corporation *                      15,000        125,625
Photronics, Incorporated *                 7,000        171,500
Veeco Instruments,
  Incorporated *                           2,000         68,000
                                                      ---------
                                                      1,526,719

FINANCIAL SERVICES - 1.28%
First American Financial
  Corporation                              3,500         62,563
Harbor Florida Bancshares,
  Incorporated                             6,000         73,500
Medallion Financial
  Corporation                              6,000        114,375
                                                      ---------
                                                        250,438

FOOD & BEVERAGES - 1.54%
Beringer Wine Estates
  Holdings, Class B *                      3,000        125,344
Robert Mondavi Corporation,
  Class A                                  2,500         90,937
Del Monte Foods Produce *                  6,000         84,750
                                                      ---------
                                                        301,031

FOREST PRODUCTS - 1.09%
Caraustar Industries,
  Incorporated *                           7,000        172,813
Wausau-Mosinee Paper
  Corporation                              2,200         39,600
                                                      ---------
                                                        212,413

FUNERAL SERVICES - 0.13%
Carriage Services,
  Incorporated, Class A *                  1,300         24,375
                                                      ---------

GAS & PIPELINE UTILITIES - 2.74%
Eastern Enterprises                        7,000        278,250
Energen Corporation *                      8,000        149,000
Louis Dreyfus Natural Gas
  Corporation *                            5,000        107,812
                                                      ---------
                                                        535,062

HOTELS & RESTAURANTS - 1.34%
Buffets, Incorporated *                   10,000        115,000
CKE Restaurants, Incorporated  *           9,000        146,250
                                                      ---------
                                                        261,250

INSURANCE - 1.59%
ESG Re, Ltd.                               5,000         75,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
INSURANCE - CONTINUED
Fidelity National Financial
  Corporation                              7,000      $ 147,000
Trenwick Group, Incorporated               3,600         88,763
                                                      ---------
                                                        310,763

LEISURE TIME - 1.46%
Intrawest Corporation                      6,600        101,063
Steiner Leisure, Ltd. *                    3,200         97,000
West Marine, Incorporated *                6,000         87,375
                                                      ---------
                                                        285,438

PAPER - 0.68%
Ivex Packaging Corporation *               6,000        132,000
                                                      ---------

PETROLEUM SERVICES - 0.55%
Seacor Smit, Incorporated *                2,000        107,000
                                                      ---------

POLLUTION CONTROL - 1.03%
Ionics, Incorporated *                     5,500        200,750
                                                      ---------

PUBLISHING - 0.95%
Applied Graphics Technologies  *           8,000        101,000
Jostens, Incorporated                      4,000         84,250
                                                      ---------
                                                        185,250

RAILROADS & EQUIPMENT - 0.39%
Wisconsin Central
  Transportation Corporation *             4,000         75,500
                                                      ---------

REAL ESTATE - 1.86%
CB Richard Ellis Services,
  Incorporated *                           5,000        124,375
Meristar Hospitality
  Corporation                              7,000        157,062
Trammell Crow Company *                    5,000         82,188
                                                      ---------
                                                        363,625

RETAIL TRADE - 1.14%
CSK Auto Corporation *                     4,000        108,000
Egghead.com, Incorporated *                6,000         67,125
Sportsline USA, Incorporated *             1,000         35,875
Stamps Common Incorporated *                 600         10,500
                                                      ---------
                                                        221,500

SOFTWARE - 3.26%
About.com, Incorporated *                  2,500        129,687
Acclaim Entertainment,
  Incorporated *                           6,500         41,438
Epicor Software Corporation *             22,500        167,344
Mail.com, Incorporated, Class A *          2,100         39,506
Midway Games, Incorporated *              12,000        155,250
Worldgate Communications,
  Incorporated *                           2,000        102,500
                                                      ---------
                                                        635,725

TELECOMMUNICATIONS SERVICES - 4.32%
ICG Communications,
  Incorporated *                          14,000       $299,250
Carrier Access Corporation *               4,000        175,250
Juniper Networks Incorporated  *             300         44,700
Polycom, Incorporated *                    5,000        195,000
Superior Telecom, Incorporated             4,500        112,500
Time Warner Telecom,
  Incorporated, Class A *                    600         17,400
                                                      ---------
                                                        844,100

TIRES & RUBBER - 0.71%
Bandag, Incorporated *                     4,000        138,750
                                                      ---------

TRANSPORTATION - 1.19%
Circle International Group,
  Incorporated *                           5,000        109,375
M.S. Carriers, Incorporated *              4,000        118,625
U.S. Xpress Enterprises,
  Incorporated, Class A *                    400          4,275
                                                      ---------
                                                        232,275

TRUCKING & FREIGHT - 0.85%
Werner Enterprises,
  Incorporated                             8,000        166,000
                                                      ---------

TOTAL COMMON STOCKS
(Cost: $15,966,769)                                 $17,419,688
                                                    -----------


PRINCIPAL
AMOUNT                                                 VALUE
------                                                 -----
REPURCHASE AGREEMENTS - 10.75%
$2,098,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00% to be
               repurchased at $2,098,233 on
               0701/1999, collateralized by
               $1,780,000 U.S. Treasury Bonds,
               7.875% due 02/15/2021 (valued at
               $2,141,550 including interest).      $ 2,098,000
                                                    -----------

TOTAL INVESTMENTS   (SMALL COMPANY BLEND
TRUST)  (Cost: $18,064,769)
                                                    $19,517,688
                                                    ===========

MID CAP GROWTH TRUST

                                         SHARES           VALUE
                                         ------           -----
COMMON STOCKS - 90.66%
AIR TRAVEL - 0.29%
Southwest Airlines Company                42,900       $1,335,263
                                                       ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
APPAREL & TEXTILES - 2.58%
Cintas Corporation                        42,900     $2,882,344
Intimate Brands,
  Incorporated, Class A                   34,650      1,641,544
Jones Apparel Group,
  Incorporated *                          75,000      2,573,437
NIKE, Incorporated, Class B               37,400      2,367,888
Shaw Industries, Incorporated  *          50,000        825,000
Tommy Hilfiger Corporation *              21,400      1,572,900
                                                     ----------
                                                     11,863,113

AUTO PARTS - 0.47%
Danaher Corporation                       37,400      2,173,875
                                                     ----------

AUTOMOBILES - 0.79%
Harley Davidson, Incorporated             67,200      3,654,000
                                                     ----------

BANKING - 4.27%
AmSouth Bancorporation *                  32,100        744,319
Astoria Financial Corporation *           28,600      1,256,612
Bank United Corporation,
  Class A *                               28,500      1,145,344
Dime Bancorp, Incorporated                75,900      1,527,487
First Tennessee National
  Corporation                             35,700      1,367,756
Firstar Corporation                       74,100      2,074,800
Golden State Bancorp,
  Incorporated *                          45,800      1,007,600
Mercantile Bankshares
  Corporation                             14,300        505,863
North Fork Bancorporation,
  Incorporated                            71,500      1,523,844
Northern Trust Corporation                23,500      2,279,500
Old Kent Financial Corporation            24,885      1,042,059
Providian Financial
  Corporation                             42,900      4,011,150
Zions BanCorporation                      18,600      1,181,100
                                                     ----------
                                                     19,667,434

BROADCASTING - 1.60%
Adelphia Communications
  Corporation, Class A *                  29,300      1,864,213
Chancellor Media Corporation *            40,900      2,254,613
Hispanic Broadcasting
  Corporation *                           29,900      2,268,662
TCA Cable TV, Incorporated                18,000        999,000
                                                     ----------
                                                      7,386,488

BUSINESS SERVICES - 9.02%
Apollo Group, Incorporated,
  Class A *                               42,900      1,139,531
At Home Corporation, Series A *           26,000      1,402,375

BUSINESS SERVICES-CONTINUED
Check Point Software
  Technologies, Ltd. *                    21,800     $1,169,025
Choicepoint, Incorporated *               17,700      1,188,112
Comdisco, Incorporated                    69,400      1,778,375
Convergys Corporation *                   28,600        550,550
Etoys, Incorporated *                     20,000        815,000
Express Scripts,
  Incorporated, Class A *                 41,900      2,521,856
Fiserv, Incorporated *                   107,250      3,358,266
Interpublic Group Companies,
  Incorporated                            14,300      1,238,737
Lamar Advertising Company,
  Class A *                               66,500      2,722,344
Lycos, Incorporated *                     31,600      2,903,250
National Data Corporation *               28,600      1,222,650
Nokia Corporaton, ADR                     44,500      4,074,531
OmniCom Group, Incorporated               71,500      5,720,000
Paychex, Incorporated                     55,800      1,778,625
Real Networks, Incorporated *             12,500        860,938
SunGuard Data Systems,
  Incorporated *                          57,200      1,973,400
TMP Worldwide, Incorporated *             18,000      1,143,000
Valassis Communications,
  Incorporated *                          32,100      1,175,663
Verio, Incorporated *                     21,700      1,508,150
Viad Corporation                          41,500      1,283,906
                                                     ----------
                                                     41,528,284

CHEMICALS - 0.30%
Waters Corporation *                      25,800      1,370,625
                                                     ----------

COMPUTERS & BUSINESS EQUIPMENT - 6.39%
Affiliated Computer Services,
  Incorporated, Class A *                 28,600      1,447,875
America Online, Incorporated *            21,600      2,386,800
Ceridian Corporation *                    57,200      1,869,725
Citrix Systems, Incorporated *            85,800      4,847,700
Comverse Technology,
  Incorporated *                          42,900      3,238,950
CSG Systems International,
  Incorporated *                          64,200      1,681,237
DST Systems, Incorporated *               21,400      1,345,525
EMC Corporation *                        100,000      5,500,000
Sterling Software,
  Incorporated *                          35,700        952,744
Symbol Technologies,
  Incorporated                            75,000      2,765,625
Veritas Software Corporation *            35,500      3,370,281
                                                     ----------
                                                     29,406,462

CONSTRUCTION MATERIALS - 0.23%
Masco Corporation                         36,700      1,059,713
                                                     ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
CRUDE PETROLEUM & NATURAL GAS - 0.08%
Santa Fe Snyder Corporation *             50,000     $  381,250
                                                     ----------

DOMESTIC OIL - 0.14%
Transocean Offshore,
  Incorporated                            24,900        653,625
                                                     ----------

DRUGS & HEALTH CARE - 6.19%
ALPHARMA, Incorporated, Class A *         21,600        768,150
Bausch & Lomb, Incorporated *             28,600      2,187,900
Biogen, Incorporated *                    57,200      3,678,675
Biomet, Incorporated *                    57,200      2,273,700
Forest Labs, Incorporated *               14,300        661,375
Guidant Corporation *                     45,200      2,324,975
Health Management
  Association, Class A *                  57,200        643,500
Henry Schein, Incorporated *              28,600        906,263
Jones Pharmaceutical,
  Incorporated                            67,200      2,646,000
Medicis Pharmaceutical
  Corporation, Class A *                  35,800        908,425
Medimmune, Incorporated *                 15,000      1,016,250
Mylan Labs, Incorporated                  17,800        471,700
Patterson Dental Company *                 5,300        184,175
PE Corporation-Biosystems
  Group                                   23,000      2,639,250
PE Corportion-Celera Genomics
  Group *                                  9,650        156,209
Stryker Corporation *                     34,900      2,098,363
Sybron International
Corporation *                             35,700        983,981
Trigon Healthcare, Incorporated *         21,400        778,425
Universal Health Services,
  Incorporated, Class B *                 50,000      2,387,500
Watson Pharmaceuticals,
  Incorporated *                          22,100        774,881
                                                     ----------
                                                     28,489,697

ELECTRICAL EQUIPMENT - 1.38%
American Power Conversion
  Corporation *                          149,400      3,006,675
ASM Lithography Holding NV *              18,600      1,104,375
Sanmina Corporation *                     29,360      2,227,690
                                                     ----------
                                                      6,338,740

ELECTRONICS - 14.95%
Adaptec, Incorporated *                   57,200      2,019,875
Altera Corporation *                      75,600      2,783,025
Analog Devices, Incorporated *            89,100      4,471,706
Apple Computer, Incorporated *            29,400      1,361,588
Applied Materials,
  Incorporated *                          26,300      1,942,913
Atmel Corporation *                       57,200      1,497,925
Conexant Systems,
  Incorporated *                          31,600      1,834,775
Cypress Semiconductor
  Corporation *                           56,700        935,550

ELECTRONICS - CONTINUED
Electronics For Imaging,
  Incorporated *                          58,400     $3,000,300
General Instrument
  Corporation *                           55,000      2,337,500
KLA-Tencor Corporation *                  34,300      2,225,212
Lexmark International Group,
  Incorporated, Class A *                 57,200      3,778,775
Linear Technology Corporation             57,200      3,846,700
LSI Logic Corporation *                   57,200      2,638,350
Maxim Integrated Products,
  Incorporated *                          44,900      2,985,850
Microchip Technology,
  Incorporated *                          39,200      1,857,100
National Semiconductor
  Corporation *                           59,900      1,516,219
Novellus Systems,
  Incorporated *                          14,300        975,975
PMC-Sierra, Incorporated *                71,400      4,208,137
Scientific-Atlanta,
  Incorporated                            57,200      2,059,200
Solectron Corporation *                   85,800      5,721,787
Synopsys, Incorporated *                  42,900      2,367,544
Teradyne, Incorporated *                  35,700      2,561,475
Uniphase Corporation *                    21,400      3,552,400
Vishay Intertechnology,
  Incorporated *                          68,750      1,443,750
Vitesse Semiconductor
  Corporation *                           23,900      1,611,756
Xilinx, Incorporated *                    57,200      3,274,700
                                                     ----------
                                                     68,810,087

FINANCIAL SERVICES - 6.74%
Bear Stearns Companies,
  Incorporated *                          35,700      1,668,975
Capital One Financial
  Corporation                             68,700      3,825,731
Charles Schwab Corporation                68,600      7,537,425
Compass Bancshares,
  Incorporated                            12,700        346,075
Concord EFS, Incorporated *              128,700      5,445,619
Countrywide Credit
  Industries, Incorporated                18,200        778,050
FINOVA Group, Incorporated                30,500      1,605,062
Franklin Resources,
  Incorporated                            35,000      1,421,875
Greenpoint Financial
  Corporation                             42,900      1,407,656
Lehman Brothers Holdings,
  Incorporated                            17,200      1,070,700
SLM Holding Corporation                   28,600      1,310,238
T. Rowe Price & Associates,
  Incorporated                            64,600      2,479,025
TCF Financial Corporation                 28,600        797,225
TD Waterhouse Group,
  Incorporated *                          53,500      1,340,844
                                                     ----------
                                                     31,034,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
FOOD & BEVERAGES - 0.43%
Keebler Foods Company *                   35,400     $1,075,275
United States Foodservice *               21,400        912,175
                                                     ----------
                                                      1,987,450

GAS & PIPELINE UTILITIES - 0.91%
Cooper Cameron Corporation *              72,200      2,675,912
El Paso Energy Corporation                42,900      1,509,544
                                                     ----------
                                                      4,185,456

GOLD - 0.23%
Global Industries, Incorporated *         82,100      1,051,906
                                                     ----------

HOMEBUILDERS - 0.13%
Champion Enterprises,
  Incorporated *                           3,100         57,738
Clayton Homes, Incorporated               46,200        528,412
                                                     ----------
                                                        586,150

HOTELS & RESTAURANTS - 1.50%
Brinker International,
  Incorporated *                          57,200      1,555,125
Mandalay Resort Group *                   64,100      1,354,112
MGM Grand, Incorporated *                 14,300        700,700
Outback Steakhouse,
  Incorporated *                          59,900      2,354,819
Papa Johns International,
  Incorporated *                          21,400        956,313
                                                     ----------
                                                      6,921,069

HOUSEHOLD APPLIANCES - 0.70%
Leggett & Platt, Incorporated             57,200      1,590,875
Maytag Corporation                        23,300      1,623,719
                                                     ----------
                                                      3,214,594

HOUSEHOLD PRODUCTS - 1.70%
Corning, Incorporated                     95,600      6,703,950
Dial Corporation                          30,800      1,145,375
                                                     ----------
                                                      7,849,325

INDUSTRIAL MACHINERY - 0.26%
SPX Corporation *                         14,300      1,194,050
                                                     ----------

INSURANCE - 1.30%
AFLAC, Incorporated *                     26,500      1,268,687
Equifax, Incorporated                     28,600      1,020,663
MGIC Investment Corporation               28,600      1,390,675
Provident Companies,
  Incorporated *                          42,900      1,716,000
Torchmark, Incorporated                   17,200        586,950
                                                     ----------
                                                      5,982,975

LEISURE TIME - 0.84%
Action Performance Companies,
  Incorporated *                          14,300        471,900
Callaway Golf Company                     72,700      1,063,237

LEISURE TIME - CONTINUED
SFX Entertainment,
  Incorporated, Class A *                 33,400     $2,137,600
Speedway Motorsports,
  Incorporated *                           5,000        196,563
                                                     ----------
                                                      3,869,300

NEWSPAPERS - 0.01%
Core Laboratories NV *                     2,400         33,450
                                                     ----------

PAPER - 0.15%
Pentair, Incorporated                     14,300        654,225
Stolt Comex Seaway SA, ADR *               2,000         21,500
                                                     ----------
                                                        675,725

PETROLEUM SERVICES - 2.65%
Apache Corporation *                      42,900      1,673,100
Baker Hughes, Incorporated *              60,000      2,010,000
BJ Services Company *                     57,900      1,704,431
Coflexip SA, ADR                           6,800        295,800
Diamond Offshore Drilling,
  Incorporated                            28,600        811,525
Rowan Companies, Incorporated *           57,200      1,054,625
Smith International,
  Incorporated *                          50,700      2,202,281
Stolt Comex Seaway SA                     32,900        357,788
Varco International,
  Incorporated *                          92,200      1,008,437
Weatherford International,
  Incorporated *                          30,000      1,098,750
                                                     ----------
                                                     12,216,737

PUBLISHING - 0.69%
McGraw-Hill Companies,
  Incorporated                            31,500      1,699,031
Readers Digest Association,
  Incorporated, Class A                   37,300      1,482,675
                                                     ----------
                                                      3,181,706

RAILROADS & EQUIPMENT - 0.86%
Kansas City Southern
  Industries, Incorporated                62,000      3,956,375
                                                     ----------

REAL ESTATE - 0.23%
Federated Investors,
  Incorporated, Class B                   59,000      1,058,313
                                                     ----------

RETAIL GROCERY - 0.83%
Kroger Company *                          60,000      1,676,250
Starbucks Corporation *                   57,700      2,167,356
                                                     ----------
                                                      3,843,606

RETAIL TRADE - 9.55%
Abercrombie & Fitch Company,
  Class A *                               31,200      1,497,600


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
RETAIL TRADE-CONTINUED
Bed Bath & Beyond,
  Incorporated *                          82,200     $3,164,700
Best Buy Company,
  Incorporated *                          66,600      4,495,500
CDW Computer Centers,
  Incorporated *                          57,200      2,516,800
Circuit City Stores,
  Incorporated                            37,000      3,441,000
Consolidated Stores
  Corporation *                           59,700      1,611,900
Dollar General Corporation                48,650      1,410,850
Dollar Tree Stores,
  Incorporated *                          51,800      2,279,200
Family Dollar Stores,
  Incorporated                            81,500      1,956,000
Federated Department Stores,
  Incorporated *                          17,500        926,406
GAP, Incorporated                         22,050      1,110,769
Kohls Corporation *                       35,700      2,755,594
Linens'n Things, Incorporated *           38,200      1,671,250
Lowe's Companies, Incorporated            40,000      2,267,500
Mens Wearhouse, Incorporated *            66,100      1,685,550
Payless ShoeSource,
  Incorporated *                          14,300        765,050
Ross Stores, Incorporated                 30,000      1,511,250
Staples, Incorporated *                  171,600      5,308,875
Talbots Incorporated                      15,600        594,750
TJX Companies, Incorporated               89,800      2,991,462
                                                     ----------
                                                     43,962,006

SANITARY SERVICES - 0.27%
Waste Management,
  Incorporated *                          22,800      1,225,500
                                                     ----------

SOFTWARE - 4.85%
BMC Software, Incorporated *             119,200      6,436,800
CIBER, Incorporated *                     20,200        386,325
Compuware Corporation *                  143,000      4,549,187
Electronic Arts *                         30,300      1,643,775
Intuit, Incorporated *                    32,000      2,884,000
Keane, Incorporated *                     14,300        323,538
Novell, Incorporated *                    57,200      1,515,800
Policy Management Systems
  Corporation *                           20,100        603,000
Siebel Systems, Incorporated *            17,800      1,181,475
USA Networks, Incorporated *              37,700      1,512,712
VeriSign, Incorporated *                  14,800      1,276,500
                                                     ----------
                                                     22,313,112

TELECOMMUNICATIONS SERVICES - 4.96%
ADC Telecommunications,
  Incorporated *                          51,300      2,337,356

TELECOMMUNICATIONS SERVICES -
  CONTINUED
Cox Communications,
  Incorporated, Class A *                 16,000       $589,000
Crown Castle International
  Corporation *                           75,000      1,560,938
Global Telesystems Group,
  Incorporated *                          42,900      3,474,900
Lucent Technologies,
  Incorporated                           115,005      7,755,650
Metromedia Fiber Network,
  Incorporated, Class A *                 59,800      2,149,062
QUALCOMM, Incorporated *                  15,200      2,181,200
Univision Communications,
  Incorporated, Class A *                 41,900      2,765,400
                                                     ----------
                                                     22,813,506

TELEPHONE - 1.69%
American Telephone &
  Telegraph Corporation,
  Class A *                               85,800      3,153,150
CenturyTel, Incorporated                  67,800      2,695,050
Cincinnati Bell, Incorporated *           28,600        713,214
NTL, Incorporated *                       14,300      1,232,481
                                                   ------------
                                                      7,793,895

TOYS, AMUSEMENTS & SPORTING GOODS -
 0.50%
Hasbro, Incorporated                      23,500        656,531
Mattel, Incorporated                      62,920      1,663,448
                                                   ------------
                                                      2,319,979

TOTAL COMMON STOCKS
(Cost: $386,424,456)                               $417,389,341
                                                   ------------

PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 9.34%
$43,009,000    Federal Home Loan Mortgage
               Corporation, 4.60% due 07/01/1999
                                                   43,009,000
                                                   ------------

TOTAL INVESTMENTS   (MID CAP GROWTH
Trust)  (Cost: $429,433,456)                       $460,398,341
                                                   ============

MID CAP STOCK TRUST

                                         SHARES           VALUE
                                         ------           -----
COMMON STOCKS - 95.13%
AIR TRAVEL - 0.69%
Mesaba Holdings, Incorporated  *          35,000       $446,250
                                                     ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
APPAREL & TEXTILES - 3.35%
G & K Services, Class A                   41,300     $2,163,087
                                                     ----------

AUTO SERVICES - 3.16%
United Rentals, Incorporated *            69,100      2,038,450
                                                     ----------

BANKING - 5.86%
Mercantile Bankshares
  Corporation                             27,300        965,737
National Commerce Bancorp                 16,500        360,938
Westamerica Bancorporation                27,000        985,500
Wilmington Trust Corporation              25,700      1,474,537
                                                     ----------
                                                      3,786,712

BUSINESS SERVICES - 14.75%
Acxiom Corporation                        52,200      1,301,737
American Management Systems,
  Incorporated *                          45,800      1,468,462
BISYS Group, Incorporated *               12,000        702,000
Catalina Marketing
  Corporation *                           20,000      1,840,000
DeVRY, Incorporated *                     20,000        447,500
Lason Holdings, Incorporated *            16,600        823,775
Ritchie Brothers Auctioneers,
  Incorporated *                          22,000        838,750
Robert Half International,
  Incorporated *                          13,400        348,400
Sterling Commerce,
  Incorporated *                          27,000        985,500
Systems & Computer Technology
  Corporation *                           53,000        771,813
                                                     ----------
                                                      9,527,937

CHEMICALS - 5.83%
Genzyme Surgical Products *                6,068         26,739
MacDermid, Incorporated                   25,900      1,204,350
Minerals Technologies,
  Incorporated                            30,000      1,674,375
Waters Corporation *                      16,200        860,625
                                                     ----------
                                                      3,766,089

COMPUTERS & BUSINESS EQUIPMENT - 9.25%
DST Systems, Incorporated *               39,400      2,477,275
Sterling Software,
  Incorporated *                          69,100      1,844,106
Symbol Technologies,
  Incorporated                            44,900      1,655,688
                                                     ----------
                                                      5,977,069

CONSTRUCTION MATERIALS - 3.97%
Donaldson, Incorporated                   34,300        840,350
Ionics, Incorporated *                    22,000        803,000
Nordson Corporation                       15,000        918,750
                                                     ----------
                                                      2,562,100

CONTAINERS & GLASS - 1.48%
Bemis, Incorporated *                     24,000        954,000
                                                     ----------

DRUGS & HEALTH CARE - 6.77%
Covance, Incorporated *                   45,200      1,081,975
Genzyme Corporation *                     33,900      1,644,150
Henry Schein, Incorporated *              52,000      1,647,750
                                                     ----------
                                                      4,373,875

ELECTRICAL EQUIPMENT - 1.22%
Littelfuse, Incorporated *                41,000        789,250
                                                     ----------

ELECTRONICS - 9.00%
Dallas Semiconductor
  Corporation                             46,000      2,323,000
Synopsys, Incorporated *                  32,100      1,771,519
Xilinx, Incorporated *                    30,000      1,717,500
                                                     ----------
                                                      5,812,019

FINANCIAL SERVICES - 2.31%
FINOVA Group, Incorporated                28,300      1,489,288
                                                     ----------

FOOD & BEVERAGES - 2.63%
Beringer Wine Estates
  Holdings, Class B *                     40,700      1,700,497
                                                     ----------

HOUSEHOLD APPLIANCES - 2.57%
Ethan Allen Interiors,
  Incorporated                            44,050      1,662,888
                                                     ----------

INDUSTRIAL MACHINERY - 1.18%
AptarGroup, Incorporated *                25,500        765,000
                                                     ----------

INSURANCE - 3.86%
Frontier Insurance Group,
  Incorporated                            52,700        810,262
Reinsurance Group of America
                                          50,300      1,685,050
                                                     ----------
                                                      2,495,312

LEISURE TIME - 2.19%
Speedway Motorsports,
  Incorporated *                          36,000      1,415,250
                                                     ----------

OFFICE FURNISHINGS & SUPPLIES - 1.69%
Herman Miller, Incorporated               52,000      1,092,000
                                                     ----------

PETROLEUM SERVICES - 1.25%
Hanover Compressor Company *
                                          25,200        809,550
                                                     ----------

RETAIL GROCERY - 2.27%
Whole Foods Market,
  Incorporated *                          30,500      1,465,906
                                                     ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
RETAIL TRADE - 0.78%
MSC Industrial Direct,
  Incorporated, Class A *                 49,400       $506,350
                                                     ----------

SOFTWARE - 6.48%
Black Box Corporation *                   20,200      1,012,525
Policy Management Systems
  Corporation *                           41,000      1,230,000
Shared Medical Systems
  Corporation                             29,800      1,944,450
                                                     ----------
                                                      4,186,975

TRANSPORTATION - 1.27%
C. H. Robinson Worldwide                  22,400        823,200
                                                     ----------

TRUCKING & FREIGHT - 1.32%
Air Express International
  Corporation *                           16,300        413,613
Werner Enterprises,
  Incorporated                            21,200        439,900
                                                     ----------
                                                        853,513

TOTAL COMMON STOCKS
(Cost: $58,267,991)                                 $61,462,567
                                                     ----------

PRINCIPAL
AMOUNT                                                    VALUE
------                                                    -----
SHORT TERM INVESTMENTS - 4.87%
$3,146,000     Repurchase Agreement with ABN
               AMRO dated 06/30/1999 at 4.82% to
               be repurchased at $3,146,421 on
               07/01/1999, collateralized by
               $2,666,000 U.S. Treasury Bonds,
               7.875% due 02/15/2021 (valued at
               $3,206,426 including interest).       $3,146,000
                                                     ----------

TOTAL INVESTMENTS   (MID CAP STOCK TRUST)
(Cost: $61,413,991)                                 $64,608,567
                                                    ===========


OVERSEAS TRUST

                                         SHARES           VALUE
                                         ------           -----
COMMON STOCKS - 82.50%
AUSTRALIA - 2.30%
AMP, Ltd. *                               25,300       $276,223
Australia & New Zealand Bank
  Group *                                110,900        814,406
Brambles Industries, Ltd.                  5,700        149,966
Broken Hill Property Company *            58,177        673,013
Cable & Wireless *                       144,000        327,458
Coles Myer, Ltd.                          50,800        295,180
Commonwealth Bank *                       13,200        209,857

AUSTRALIA - CONTINUED
CSR,  Ltd.                                29,900        $85,386
Fosters Brewing Group                     61,900        174,233
Goodman Fielder, Ltd.                    115,151        102,534
National Australia Bank, Ltd.             50,920        841,517
News Corporation                          74,639        635,994
News Corporation, Ltd., ADR                5,000        157,812
Rio Tinto, Ltd. *                         25,000        409,388
WBK STRYPES Trust                         19,600        634,550
WMC, Ltd. *                              245,000      1,051,102
Woolworths, Ltd.                          69,100        229,535
                                                      ---------
                                                      7,068,155

BELGIUM - 0.30%
Electrabel                                 1,580        509,797
Fortis Bank                               14,600        458,285
                                                      ---------
                                                        968,082

CANADA - 1.00%
BCE, Incorporated                         36,100      1,759,032
Celestica, Incorporated                   11,600        501,813
Cinar Films, Incorporated,
  Class B *                               15,700        384,650
Newbridge Networks
  Corporation - CAD *                      4,000        114,092
Noranda, Incoporated                      12,600        166,004
                                                      ---------
                                                      2,925,591

DENMARK - 0.50%
Carlsberg *                                7,300        303,652
Den Danske Bank                            3,400        367,710
Ratin A/S                                  2,000        234,325
Tele Danmark A/S                           4,400        215,968
Unidanmark                                 5,400        359,391
                                                      ---------
                                                      1,481,046

FINLAND - 2.10%
Asko Oyj                                   4,300         70,080
Helsingin Puhelin                          6,600        312,966
Nokia AB Oyj                              48,900      4,284,729
Sampo Corporation                         11,800        341,810
Sonera Group PLC                           8,500        185,759
UPM-Kymmene Oyj                           33,400        957,165
Valmet Rauma                               6,100         69,170
                                                      ---------
                                                      6,221,679

FRANCE - 10.50%
Alcatel Alsthom Cie Generale
  D'Electric                               6,000        844,266
AXA-UAP                                   16,700      2,036,558
Banque Nationale de Paris                 27,700      2,307,208
Banque Paribas                             6,200        694,731
Canal Plus *                               1,119        313,873
Cap Gemini SA                              4,300        675,537
Castorama Dubois                           2,600        616,448
Cie de Saint Gobain                        3,600        573,359


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
FRANCE - CONTINUED
Club Mediterranee                          2,500       $265,186
Coflexip SA, ADR                           9,200        400,200
Danone Groupe                              4,854      1,250,937
Elf Aquitaine SA                          35,553      5,215,269
France Telecom, ADS                       25,550      1,929,275
L'Oreal                                      600        405,433
Lafarge                                    3,400        323,151
Lagardere S.C.A.                           7,005        260,682
Michelin Cgde                              8,800        359,866
Pechiney                                   2,000         85,932
Pin Printemps Redo                         1,900        325,914
Rhone Poulenc SA                          18,250        833,605
Sanofi Synthelabo                         32,320      1,370,998
SCOR                                      12,200        604,924
Seita                                      3,400        196,274
Societe Generale                           6,860      1,208,542
Suez Lyonn Eaux                            8,900      1,604,632
TOTAL SA, B Shares *                      18,873      2,433,850
TV Francaise *                             4,600      1,071,672
Valeo                                      3,800        313,378
Vivendi                                   40,902      3,311,969
                                                     ----------
                                                     31,833,669

GERMANY - 7.20%
Allianz AG Holding                         5,550      1,539,008
BASF AG                                   39,150      1,729,331
Bayer AG                                  25,600      1,066,146
Bayerische Vereinsbank AG                  7,075        459,476
Continental AG                             4,100         97,209
DaimlerChrysler AG                        25,800      2,234,059
Deutsche Bank AG                          19,000      1,158,521
Deutsche Lufthansa AG                     24,200        438,561
Deutsche Telekom AG                       71,650      3,006,119
Dyckerhoff AG                                800        241,631
Fag Kugelfischer                           9,600         97,477
Fresenius Medical                          3,600        214,870
Hoechst AG                                 4,100        185,543
Mannesmann AG                             31,900      4,758,333
Metro AG                                   5,420        336,350
Munchener Ruckvers                         1,701        310,365
RWE AG                                    12,300        569,181
Schering AG                                2,380        252,212
Siemens AG                                16,050      1,237,577
VEBA AG                                   21,700      1,275,059
Viag AG                                    1,300        613,768
                                                     ----------
                                                     21,820,796

HONG KONG - 0.30%
Cheung Kong Holdings, Ltd. *              28,000        249,014
Dah Sing Financial *                      84,000        319,929
Dao Heng Bank Group, Ltd.                 62,000        278,091
Wing Hang Bank, Ltd. *                    62,000        199,379
                                                     ----------
                                                      1,046,413

HUNGARY - 0.10%
Matav RT                                   5,200       $143,000
                                                     ----------

IRELAND - 0.50%
Bank Of Ireland *                         69,512      1,172,907
CRH PLC *                                 18,600        329,789
                                                     ----------
                                                      1,502,696

ITALY - 3.70%
Assicurazioni Generali                    45,500      1,575,964
Banca Commerciale Italiana                87,800        640,801
Banca di Roma                            196,400        282,430
Credito Italiano                         122,800        539,267
ENI SPA                                  243,700      1,454,553
Italgas                                   38,800        162,788
Olivetti SPA                             315,500        757,793
San Paolo IMI SPA                         59,500        809,630
Telecom Italia Mobile                    173,600      1,036,153
Telecom Italia SPA                       323,600      3,362,518
Telecom Italia SPA RISP *                122,300        663,144
                                                     ----------
                                                     11,285,041

JAPAN - 18.80%
Aiful Corporation                         10,000      1,225,097
Alps Electric Company                      6,000        140,613
Aoyama Trading Company                     8,100        255,782
Asahi Chemical Industries                 41,000        227,420
Bank of Tokyo-Mitsubishi, Ltd.             9,000        128,189
Banyu Pharmaceutical Company,
  Ltd. *                                  39,000        644,788
Canon, Incorporated                       24,000        690,419
Dai Ichi Kangyo Bank                      63,000        406,216
Dai Nippon Printng                        19,000        303,918
Dai Nippon Screen                         30,000        154,997
Daiwa Securities Company, Ltd.           131,000        866,331
DDI Corporation *                            455      2,832,231
Fancl Corporation                          2,000        363,727
Fuji Bank                                120,000        837,232
Fuji Machine Manufacturers                 5,000        154,171
Fuji Photo Film Company                   18,000        681,491
Furukawa Electric Company,
  Ltd.                                   210,000        963,462
Hirose Electric                            1,500        155,741
Hitachi, Ltd.                            151,000      1,416,756
Honda Motor Company *                     49,000      2,077,953
Hoya Corporation                           4,000        225,841
Ito-Yokado Company, Ltd.                  38,000      2,544,433
Kao Corporation                           29,000        815,078
Kdd                                       13,300        955,419
Kirin Brewery Company, Ltd.              213,000      2,553,112
Koa Corporation                            7,000         76,498
Kobe Steel                                76,000         67,852


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
JAPAN - CONTINUED
Kyocera Corporation                       17,400     $1,021,245
Matsushita Electric
  Industrial Company, Ltd.               115,000      2,234,025
Matsushita Electric Works
  Company                                 14,000        135,174
Matsushita Kotobuk                         7,000        197,900
Minolta Company *                        106,000        543,275
Mitsubishi Electric
  Corporation *                          343,000      1,318,467
Mitsubishi Estate Company,
  Ltd. *                                  77,000        751,732
Mitsubishi Trust & Banking *              57,000        554,121
Mitsui Fudosan Company *                  34,000        275,440
NEC Corporation *                         39,000        485,203
Nichicon Corpororation *                  21,000        306,398
Nikko Securities                         209,000      1,349,335
Nintendo Company *                         5,900        829,619
Nippon Comsys Corporation *               16,000        259,899
Nippon Telegraph & Telephone
  Corporation *                              169      1,969,827
Nippon Zeon Company *                     20,000        145,656
Nomura Securities Company,
  Ltd.                                   111,000      1,300,215
NTT Mobile Communication
  Network, Incorporated                      130      1,762,421
Omron Corporation *                      192,000      3,333,058
Orix Corporation                           8,100        723,155
Ricoh Company, Ltd. *                     62,000        853,865
Rohm Company *                             2,000        313,301
Ryohin Keikaku Company                     1,600        402,745
Sankyo Company *                          13,000        327,767
Secom Company, Ltd.                        7,000        729,106
Sharp Corporation *                       94,000      1,111,185
Shin-Etsu Chemical Company,
  Ltd. *                                  17,000        569,149
Shohkoh Fund & Company, Ltd.                 790        566,851
Softbank Corporation *                     7,300      1,479,069
Sony Corporation *                         7,400        798,297
Sumitomo Realty & Development
  Company, Ltd.                           57,000        213,921
Takeda Chemical Industries,
  Ltd. *                                  77,000      3,570,885
Takefuji Corporation *                    15,000      1,551,211
Terumo Corporation *                      27,000        601,513
THK Company, Ltd. *                       46,200      1,069,356
Toyota Motor Corporation *                17,000        538,233
Yamaha Motor Company *                    40,000        371,662
Yamanouchi Pharmaceutical
  Company, Ltd. *                         17,000        650,657
                                                     ----------
                                                     56,979,705

MEXICO - 0.70%
Empresas Ica Sociedad
  Control, ADR                            29,700        200,475


MEXICO - CONTINUED
Grupo Finance Bancomer                 2,763,900       $999,353
Grupo Elektras A De CV, GDR               12,800         75,200
Grupo Financiero Banamex                 135,400        344,566
Tubos De Acero De Mexico
   SA, ADR                                37,700        409,987
                                                     ----------
                                                      2,029,581

NETHERLANDS - 5.70%
ABN AMRO Holdings *                       39,900        863,749
Aegon NV *                                 8,600        623,675
Ahold Kon NV *                            27,604        950,417
Ahrend Kon                                 5,600         97,271
Akzo Nobel NV, ADS                        26,800      1,127,173
CSM NV                                     4,400        219,757
Equant NV                                  6,000        564,750
Fortis Amev NV NL                         38,600      1,191,735
Heineken NV *                             10,900        557,881
International Nederlanded
  Groep NV *                              45,014      2,436,141
Koninklijke Ahold NV *                    26,000      1,219,496
Koninklijke Philips Electronics NV        26,298      2,593,005
Nutreco Holding NV *                       7,800        276,598
Royal Dutch Petroleum Company
  - NLG                                    9,200        538,681
Samas Groep *                              8,800        130,176
ST Microelectronics NV                     8,600        596,625
TNT Post Group NV *                        8,200        195,686
Unilever NV                               18,317      1,233,944
Vedior                                    20,200        343,582
Vendex NV *                               22,400        598,058
Ver Ned Uitgevers *                       14,300        571,220
Wolters Kluwer                             7,864        312,915
                                                     ----------
                                                     17,242,535

NEW ZEALAND - 0.00%
Lion Nathan, Ltd.                         57,200        136,886
                                                     ----------

NORWAY - 0.00%
Stolt Comex Seaway SA                     11,500        125,063
                                                     ----------

PORTUGAL - 0.10%
Electric De Portugal                      15,400        277,179
                                                     ----------

SINGAPORE - 0.50%
Development Bank Singapore *               56,000        684,371
Overseas Chinese Bank                     41,000        342,068
Overseas Union Bank                       69,300        333,878
United Overseas Bank *                    32,200        225,135
                                                     ----------
                                                      1,585,452

SPAIN - 2.30%
Argentaria Corporation BC                 15,700        356,865
Banco Bilbao Vizcaya SA                   28,600        413,047
Endesa SA *                               37,600        801,556


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
SPAIN - CONTINUED
Banco Santander Central,
  Hispano, SA                            141,248     $1,470,616
Iberdrola SA *                            40,300        613,179
Tabacalera *                              12,800        258,620
Telefonica SA *                           61,800      2,983,378
Telefonica Public Information SA           2,900         57,846
Union Electrica Fenosa *                   8,000        104,569
                                                     ----------
                                                      7,059,676

SWEDEN - 3.00%
Autoliv, Incorporated, ADR               143,100      4,365,991
Electrolux AB                             26,700        559,854
L.M. Ericsson
  Telefonaktiebolaget                     49,100      1,576,128
Nordbanken AB                             60,600        354,791
Skandia Foersaekrings AB                  21,700        406,444
Skandinaviska Enskilda Baken              23,700        276,393
Svenska Handelsbanken Series A            31,400        377,288
Swedish Match Company                    180,100        642,836
Volvo AB, Series B                        15,600        452,986
                                                     ----------
                                                      9,012,711

SWITZERLAND - 5.30%
ABB AG                                     8,753        824,624
ABB AG-SEK                                 4,622        432,853
Credit Suisse Group                        9,235      1,597,463
Gretag Imaging Holding                     2,700        260,867
Holderbank Financiere Glarus, Ltd.           100        117,999
Julius Baer Holdings                         235        669,443
Nestle SA                                  1,800      3,242,107
Novartis AG                                2,390      3,488,715
Roche Holdings AG                            104      1,068,690
Schweizerische
  Ruckversichererungs-Gesellschaft           350        666,195
Swatch Group                               2,200        314,063
Swisscom AG                                3,200      1,203,781
UBS AG                                     7,150      2,133,368
                                                     ----------
                                                     16,020,168

UNITED KINGDOM - 16.40%
Abbey National                            29,400        552,162
Allied Domecq PLC                         36,700        352,875
Allied Zurich PLC                        131,500      1,653,033
Amvescap                                  53,400        476,833
ASDA Group                                99,400        340,777
Ashtead Group                            132,400        365,217
BG PLC ADS                                82,100        500,817
Boots Company                             25,500        302,664
British Aerospace PLC                     34,800        226,545

UNITED KINGDOM - CONTINUED
British American Tobacco PLC              61,400       $579,239
British Energy                            44,100        378,844
British Telecommunication                165,912      2,777,330
BTP                                       16,600        113,690
Cadbury Schweppes                         76,400        487,591
Caradon                                  624,600      1,471,866
CGU PLC                                   37,821        544,586
Cookson Group                            132,100        445,596
Courtaulds Textile                        61,800        158,782
David S. Smith Holdings                   66,400        155,425
Diageo                                    94,000        987,537
Dixons Group                              28,500        534,585
Elan PLC, ADR                             22,800        632,700
Gallaher Group                            20,500        126,344
General Electric Company                  62,500        634,933
Glaxo Wellcome PLC                        87,981      2,444,930
Hays                                      17,900        188,758
J. Sainsbury                              45,300        285,617
Kingfisher                                75,480        880,787
Ladbroke Group                            43,800        175,016
Lloyds TSB Group PLC                     175,700      2,385,900
Marks & Spencer                           11,400         65,767
National Grid Group                       67,300        468,881
National Westminster                      18,000        381,610
Orange PLC                                45,800        672,110
Pearson PLC                               27,700        562,805
Peninsular & Oriental Steam
  Navigation Company                      14,300        214,472
Prudential Corporation                    56,200        828,272
Rentokil                                 416,400      1,614,623
Reuters Group PLC                         65,300        858,944
Rio Tinto, Ltd.                           22,800        382,026
Royal & Sun Alliance                      48,545        435,011
Royal Bank Scotland Group                 31,000        635,229
Schroders                                  4,100         82,722
Scottish & Newcastle PLC                  41,000        428,472
Scottish Hydro                            39,900        407,543
Siebe                                     91,200        431,262
SmithKline Beecham PLC                   246,000      3,199,000
South African Brew                        39,400        345,921
Tarmac PLC                               433,300        812,757
The British Petroleum Company PLC        260,374      4,662,310
The Shell Transport and
  Trading Company PLC                    570,800      4,282,685
Tomkins                                   44,400        192,460
Unilever                                 134,377      1,192,500
Vodafone Group PLC                       138,903      2,732,445
Vodafone Group PLC, ADR                    8,350      1,644,950
WPP Group PLC                             36,300        307,317
Zeneca Group PLC                          18,200        703,711
                                                     ----------
                                                     49,706,784


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES         VALUE
                                          ------         -----
UNITED STATES - 1.20%
Asia Pacific Fund,
  Incorporated                            23,700       $232,556
Asia Tigers Fund, Incorporated            16,200        153,900
Baker Hughes, Incorporated *               8,000        268,000
European Warrants Fund,
  Incorporated                            13,400        212,725
Halliburton Company                        7,600        343,900
McDermott International,
  Incorporated                             2,500         70,625
Morgan Stanley Dean Witter
  Asia Pacific Fund,
  Incorporated                            82,900        797,912
New Germany Fund, Incorporated            41,000        499,687
Newmont Mining Corporation                18,100        359,738
Noble Drilling Corporation *               4,900         96,469
Smith International,
  Incorporated *                           1,600         69,500
Templeton Dragon Fund,
  Incorporated                            35,000        387,188
Weatherford International,
  Incorporated *                           4,600        168,475
                                                     ----------
                                                      3,660,675

TOTAL COMMON STOCKS
(Cost: $243,825,537)                               $250,132,583
                                                   ------------

PREFERRED STOCK - 0.50%
GERMANY - 0.50%
Munchener
  Ruckversicherungs-Gesellschaft
  AG *                                     2,001       $370,260
SAP AG                                     2,000        798,909
Wella AG                                     500        363,375
                                                     ----------

TOTAL PREFERRED STOCK
(Cost: $1,634,078)                                   $1,532,544
                                                     ----------

                                       PRINCIPAL
                                         AMOUNT           VALUE
                                         ------           -----
CORPORATE BONDS - 0.70%
FRANCE - 0.10%
Suez Lyonn Eaux,
  4.00% due 01/01/2006                    $2,000       $360,797
                                                     ----------

NETHERLANDS - 0.10%
Ahold Kon NV,
  3.00% due 09/30/2003                   540,000        316,383
                                                     ----------

                                       PRINCIPAL
                                         AMOUNT           VALUE
                                         ------           -----
UNITED STATES - 0.50%
Nestle Holdings,
  Incorporated, 3.00% due
  06/17/2002                            $660,000       $785,400
Roche Holdings, Incorporated,
   zero coupon due 04/20/2010            360,000        204,750
                                                     ----------
                                                        990,150

TOTAL CORPORATE BONDS
(Cost: $1,749,665)                                   $1,667,330
                                                     ----------

CONVERTIBLE BONDS - 0.10%
FRANCE - 0.10%
Groupe Danone,
  3.00% due 01/01/2002                     1,000        264,285
                                                       --------

TOTAL CONVERTIBLE BONDS
(Cost: $267,089)                                       $264,285
                                                       --------

PRINCIPAL
AMOUNT                                                 VALUE
------                                                 -----
SHORT TERM INVESTMENTS - 6.60%
$20,074,319    Navigator Securities Lending
               Trust, 4.97%                          $20,074,319
    400,000    United States Treasury Bills ****,
                   zero coupon due 09/02/1999            396,900
                                                     -----------
                                                     $20,471,219

REPURCHASE AGREEMENTS - 9.60%
$28,969,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.25%, to be
               repurchased at $28,969,000 on
               07/01/1999, collateralized by
               $26,085,000 U.S. Treasury Bonds,
               7.250% due 08/15/2022 (valued at
               $29,553,653 including interest)       $28,969,000
                                                     -----------

TOTAL INVESTMENTS   (OVERSEAS TRUST)
(Cost: $296,915,855)                                $303,036,961
                                                    ============


The Trust had the following five top industry concentrations at June 30, 1999 (as a percentage of total investments:

Banking                              10.07%
Telephone                             7.21%
Drugs & Health Care                   6.42%
Financial Services                    4.74%
Electrical Equipment                  4.41%


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


INTERNATIONAL STOCK TRUST


                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 93.30%
ARGENTINA - 0.30%
Banco De Galicia Buenos Aires
  SA, ADR                                  5,775  $    116,944
Banco Frances Del Rio De
  La Plata, ADR                            5,790       110,010
Telefonica de Argentina SA,
  ADR *                                    7,910       248,176
                                                  ------------
                                                       475,130

AUSTRALIA - 2.60%
Austrailia Gas and Light                  32,988  $    200,404
Brambles Industries, Ltd.                 10,000       263,098
Broken Hill Property Company *            43,675       505,249
Colonial, Ltd. *                         102,190       361,407
Commonwealth Bank *                       30,116       478,792
Lend Lease Corporation                    19,464       266,893
News Corporation                          41,025       349,571
Publishing & Broadcasting, Ltd.           62,000       408,621
TABCORP Holdings, Ltd.                    39,000       262,450
Telstra Corporation                      102,060       584,060
Westpac Banking Corporation,
  Ltd.                                    78,242       506,874
                                                  ------------
                                                     4,187,419

BELGIUM - 1.40%
Dexia Credit Company B                     1,418       211,076
Fortis Bank                               21,468       673,868
Kredietbank NV                            20,360     1,206,816
UCB                                        6,000       256,682
                                                  ------------
                                                     2,348,442

BRAZIL - 1.90%
Banco Bradesco SA *                   18,703,000        95,073
Banco Itau SA *                          260,000       133,635
Cemig Cia Energetica                   5,070,000       105,982
Companhia Energeticade Minas
  Gerais, ADR                              6,027       125,779
Petrol Brasileiros                     2,381,000       369,825
Telecomunicacoes Brasileiras,
  ADR *                                   31,723         1,983
Telecomunicacoes Brasileiras,
  ADR, PFD Block                          20,208     1,822,509
Telesp                                    21,575         2,559
Telesp Celular SA                      2,085,000       103,749
Telesp Tel Sao Paulo                   1,587,000       188,235
Unibanco Uniao De Barncos
  Bras, GDR                                6,000       144,375
                                                  ------------
                                                     3,093,703


                                          SHARES         VALUE
                                          ------         -----
CANADA - 0.20%
Alcan Aluminum, Ltd.                       8,020  $    254,625
Royal Bank Canada                          2,710       119,626
                                                  ------------
                                                       374,251

CHILE - 0.00%
Chilectra SA, ADR                          4,004        86,634
                                                  ------------

CHINA - 0.20%
Huaneng Power International,
  Incorporated, ADR                       20,000       342,500
                                                  ------------

DENMARK - 0.40%
Den Danske Bank                            2,285       247,123
Tele Danmark A/S                           4,950       242,964
Unidanmark                                 1,685       112,143
                                                  ------------
                                                       602,230

FINLAND - 0.90%
Nokia AB Oy                               17,346     1,519,896
                                                  ------------

FRANCE - 9.80%
Alcatel Alsthom Cie Generale
  D'Electric                               5,075       714,109
AXA-UAP                                    8,871     1,081,815
Banque Nationale de Paris                  4,710       392,309
Carrefour                                  7,552     1,109,360
Cie de Staint Gobain                       3,605       574,155
Credit Commercial de France                4,501       486,257
Danone Groupe                              1,970       507,694
Dexia France                               1,045       139,825
Elf Aquitaine SA                           4,051       594,241
L'Oreal                                      525       354,754
Lafarge                                    2,393       227,441
Legrand                                    1,770       360,177
Pin Printemps Redo                         7,995     1,371,410
Sanofi Synthelabo                         31,608     1,340,795
Schneider SA                              13,172       739,342
Societe Generale                           3,079       542,434
Sodexho Alliance SA                        5,960     1,026,026
TOTAL SA, B Shares *                      11,499     1,482,904
TV Francaise *                             2,910       677,949
Vivendi                                   28,566     2,313,083
                                                  ------------
                                                    16,036,080

GERMANY - 5.80%
Allianz AG Holding                         2,370       657,198
Bayer AG                                  12,861       535,614
Bayerische Vereinsbank AG                 17,613     1,143,851
Deutsche Bank AG                          12,516       763,161
Deutsche Telekom AG                       16,615       697,092
Dresdner Bank AG                          16,977       663,278
Fielmann AG                                  550        20,354
Fresenius AG                                 840       148,504
Gehe AG                                   19,640       902,967


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
GERMANY - CONTINUED
Hoechst AG                                 5,287  $    239,260
Mannesmann AG                             10,560     1,575,172
Rhon Klinikum AG                           2,710       269,583
SAP AG                                     1,930       652,569
Siemens AG                                 4,500       346,984
VEBA AG                                   11,130       653,982
Volkswagen AG                              3,230       206,771
                                                  ------------
                                                     9,476,340

HONG KONG - 2.20%
Cheung Kong Holdings                      45,000       400,201
China Light & Power Company,
  Ltd.                                    76,000       369,293
China Telecom, Ltd. *                    172,000       477,741
Dao Heng Bank Group                       20,000        89,707
Henderson Land Development                67,000       385,147
Hong Kong Telecommunications,
  Ltd. *                                 102,200       265,426
Hutchison Whampoa, Ltd. *                116,000     1,050,318
New World Development Company             88,000       263,707
Sun Hung Kai Properties                   36,000       328,281
                                                  ------------
                                                     3,629,821

INDIA - 0.10%
Mahanagar Telephone Nigam,
  Ltd., GDR                               13,000       127,400
Rao Gazprom, ADR                           6,547        73,654
                                                  ------------
                                                       201,054

ITALY - 4.40%
Assicurazioni Generali                    18,360       635,927
Banca di Roma                            106,000       152,432
Banca Popolare Di Brescia                 18,000       770,973
Credito Italiano                         153,538       674,250
ENI SPA                                  140,873       840,818
Istituto Nazionale delle
  Assicurazioni                          262,000       607,686
Italgas                                   30,000       125,867
Mediolanum                                47,370       363,794
San Paolo IMI SPA                         43,015       585,315
Tecnost SPA *                            104,400       257,213
Telecom Italia Mobile                    215,162     1,284,221
Telecom Italia SPA                        87,177       905,854
                                                  ------------
                                                     7,204,350

JAPAN - 17.40%
Canon, Incorporated                       54,000     1,553,443
Citizen Watch Company                     19,000       164,917
Daiichi Pharmaceutical Company            28,000       434,686
Daiwa House Industry Company,
  Ltd.                                    33,000       347,268


                                          SHARES         VALUE
                                          ------         -----

JAPAN-CONTINUED
DDI Corporation *                             68  $    423,278
Denso Corporation *                       53,000     1,077,788
East Japan Railway                            75       402,992
Fanuc, Ltd.                                7,200       386,873
Fujitsu, Ltd.                             28,000       563,611
Hitachi, Ltd.                             65,000       609,862
Honda Motor Company *                      4,000       169,629
Ito-Yokado Company, Ltd.                   9,000       602,629
Kao Corporation                           31,000       871,290
Kokuyo Company                            19,000       306,274
Komori Corporation                        17,000       306,357
Kuraray Company                           38,000       457,370
Kyocera Corporation                       14,000       821,691
Makita Corporation                        25,000       282,921
Marui Company, Ltd.                       43,000       710,920
Matsushita Electric
  Industrial Company, Ltd.                66,000     1,282,136
Mitsubishi Corporation *                  39,000       264,363
Mitsubishi Heavy Industries,
  Ltd. *                                 168,000       681,888
Mitsui Fudosan Company *                  83,000       672,398
Murata Manufacturing Company,
  Ltd. *                                  20,000     1,316,029
NEC Corporation *                         99,000     1,231,669
Nippon Telegraph & Telephone
  Corporation *                              126     1,468,629
Nomura Securities Company,
  Ltd.                                    62,000       726,246
NTT Mobile Communication
  Network, Incorporated                      110     1,491,279
Sankyo Company *                          45,000     1,134,579
Sekisui Chemical Company,
  Ltd. *                                  52,000       301,761
Sekisui House                             32,000       345,474
Seven Eleven Japan Company,
  Ltd.                                     5,000       490,204
Shin-Etsu Chemical Company,
  Ltd. *                                  22,000       736,546
Shiseido Company *                        19,000       284,914
Sony Corporation *                        14,700     1,585,806
Sumitomo Corporation *                    68,000       497,479
Sumitomo Electric Industries,
  Ltd. *                                  83,000       944,102
TDK Corporation *                         13,000     1,189,634
Tokio Marine & Fire Insurance
  Company                                 17,000       184,798
Tokyo Electron, Ltd. *                     6,200       420,782
Toppan Printing Company *                 31,000       346,210
Toshiba Corp *                            24,000       171,216
Uny Company, Ltd.                         17,000       255,766
                                                  ------------
                                                    28,517,707


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
KOREA - 0.60%
Korea Telecom, ADR *                      13,000  $    520,000
Samsung Electronics Company                1,926       211,319
SK Telecom Company, Ltd.                     153       182,669
                                                  ------------
                                                       913,988

LUXEMBOURG - 0.10%
Societe Europa Des Satellites SA             884       128,261
                                                  ------------

MEXICO - 1.90%
Cemex SA - B Shares                       20,000        99,035
Cemex SA, ADR                             34,000       334,686
Fomento Econ Mexico                      103,000       411,738
Gruma SA de CV                            29,389        49,236
Gruma SA de CV, ADR                        6,384        43,092
Grupo Industrial Maseca                   84,000        49,878
Grupo Modelo SA, Series C                 89,000       253,854
Grupo Televisa SA, ADR                     7,800       349,537
Kimberly-Clark de Mexico, SA
  de CV                                   58,000       238,618
Telefonos De Mexico SA, ADR               15,000     1,212,187
TV Azteca, SA, ADR                        10,200        52,913
                                                  ------------
                                                     3,094,774

NETHERLANDS - 9.70%
ABN AMRO Holdings *                       29,310       634,499
Ahold Kon NV *                            27,051       931,377
Akzo Nobel NV, ADS                         3,420       143,841
ASM Lithography Holdings NV *             16,780       970,399
CSM NV                                    11,350       566,872
Elsevier NV *                             58,952       683,670
Equant NV                                  2,680       246,983
Fortis Amev NV                            28,720       886,700
Gucci Group NV                             7,103       497,210
International Nederlanded
  Groep NV *                              39,369     2,130,636
Koninklijke Ahold NV *                     4,290       201,217
Koninklijke Philips Electronics NV        11,159     1,100,287
Numico Kon NV *                            9,350       331,081
Royal Dutch Petroleum Company
  - NLG                                   19,758     1,156,876
ST Microelectronics                        8,240       548,726
TNT Post Group NV *                        4,290       102,377
Unilever NV                                9,699       653,383
Ver Ned Uitgevers *                       11,270       450,185
Wolters Kluwer                            92,076     3,663,780
                                                  ------------
                                                    15,900,099

NEW ZEALAND - 0.30%
Telecom Corporation Of New
  Zealand *                               98,000       420,277
                                                  ------------


                                          SHARES         VALUE
                                          ------         -----

NORWAY - 0.90%
Bergesen  ASA                              1,640  $     24,141
Norsk Hydro ASA                           19,653       740,681
Orkla ASA                                 49,590       770,862
                                                  ------------
                                                     1,535,684

PORTUGAL - 0.80%
Jeronimo Martins                          38,690     1,277,472
                                                  ------------

SINGAPORE - 0.40%
Singapore Press Holdings, Ltd.            13,710       233,602
United Overseas Bank *                    71,000       496,416
                                                  ------------
                                                       730,018

SPAIN - 2.90%
Argentaria Corporation BC                 14,750       335,271
Banca Di Roma *                            3,180       228,648
Banco Bilbao Vizcaya SA                   16,370       236,419
Banco Santander Central,
  Hispano, SA                             67,952       707,488
Endesa SA *                               24,574       523,868
Gas Natural Sdg *                          4,136       300,583
Iberdrola SA *                            37,066       563,972
Repsol SA g                               16,637       342,148
Telefonica SA *                           33,139     1,599,776
                                                  ------------
                                                     4,838,173

SWEDEN - 3.30%
Astrazeneca                               34,846     1,358,702
Atlas Copco AB                            14,700       394,817
Electrolux AB                             42,610       893,460
Esselte AB                                 3,430        35,557
Granges AB                                 2,625        44,528
Hennes & Mauritz                          58,870     1,456,320
Meto                                       3,430        17,011
Nordbanken AB                            121,521       711,461
Sandvik AB, B Shares                      12,870       285,023
Securitas                                 13,266       198,466
                                                  ------------
                                                     5,395,345

SWITZERLAND - 6.20%
Abb AG                                     6,970       656,645
ABB AG                                     4,052       379,472
Adecco SA                                  1,920     1,028,461
Credit Suisse Group                        3,726       644,521
Nestle SA                                  1,318     2,373,943
Novartis AG                                1,300     1,897,627
Roche Holdings AG                            133     1,366,690
Swisscom AG                                  742       279,127
UBS AG                                     5,438     1,622,553
                                                  ------------
                                                    10,249,039


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
UNITED KINGDOM - 18.60%
Abbey National                            43,000  $    807,584
ASDA Group                               150,000       514,252
BG PLC ADS                                47,764       291,365
Cable & Wireless ADS                     101,500     1,294,314
Cadbury Schweppes                        177,000     1,129,628
Caradon                                  111,300       262,278
CBT Group Public PLC, ADR                 13,585       224,152
Centrica                                  48,600       114,143
Compass Group PLC                        182,000     1,805,894
David S. Smith Holdings                   54,000       126,399
Diageo                                   194,240     2,040,629
Electrocomponents                         34,000       250,277
GKN                                       14,000       238,991
Glaxo Wellcome PLC                        76,000     2,111,986
Hays                                      32,000       337,444
HSBC Holdings                             17,600       641,971
Kingfisher                               185,000     2,158,791
Ladbroke Group                            66,000       263,722
Laing John                                20,000        99,067
National Westminster                     177,000     3,752,500
Rank Group PLC                            42,500       169,151
Reed International PLC                   205,300     1,365,610
Rio Tinto, Ltd.                           53,150       890,557
Rolls Royce                               44,000       185,871
Safeway                                   86,000       342,960
SmithKline Beecham PLC                   222,100     2,888,203
Tesco                                    262,500       680,645
The British Petroleum Company
  PLC                                     43,000       769,967
The Shell Transport and
  Trading Company PLC                    347,500     2,607,276
Tomkins                                  194,096       841,346
Unilever                                  75,071       666,202
United News &  Media PLC                  68,000       653,829
                                                  ------------
                                                    30,527,004

TOTAL COMMON STOCKS
(Cost: $141,667,049)                              $153,105,692
                                                  ------------



PREFERRED STOCK - 0.70%
AUSTRALIA - 0.30%
News Corporation                          36,626       278,676
Star City Holdings, Ltd. *               155,600       151,203
                                                  ------------
                                                       429,879

GERMANY - 0.20%
SAP AG                                       972       388,269
                                                  ------------


                                          SHARES         VALUE
                                          ------         -----

UNITED STATES - 0.20%
Companhia Brasileira de
  Destribuicao Grupo Pao de
  Acucar, ADR                             13,946  $    260,616
                                                  ------------

TOTAL PREFERRED STOCK
(Cost: $1,128,468)                                $  1,078,764
                                                  ------------

PRINCIPAL
AMOUNT                                                          VALUE
---------                                                       -----
REPURCHASE AGREEMENTS - 6.00%
$9,827,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $9,828,092 on
               07/01/1999, collateralized by
               $8,910,000 U.S. Treasury Bonds,
               7.50% due 11/15/2016 (valued at
               $10,023,750, including interest)          $  9,827,000
                                                         ------------

TOTAL INVESTMENTS   (INTERNATIONAL STOCK
TRUST)  (Cost: $152,622,517)                             $164,011,456
                                                         ============


The Trust had the following five top industry concentrations at June 30, 1999 (as a percentage of total investments):

Banking                               12.00%
Health Care                            8.62%
Telecommunications Services            5.49%
Retail Trade                           5.30%
Electronics                            4.29%

INTERNATIONAL VALUE TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 92.80%
ARGENTINA - 3.20%
Irsa Inversiones                         254,900  $    785,198
Nortel Inversora SA, ADR,
  Series B                                27,800       483,025
Telefonica de Argentina SA,
  ADR *                                   22,300       699,662
                                                  ------------
                                                     1,967,885

AUSTRALIA - 3.90%
Australia & New Zealand Bank
  Group                                  137,900     1,012,683
Leighton Holdings                        130,000       507,025
Lend Lease Corporation                    67,700       928,313
                                                  ------------
                                                     2,448,021


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
AUSTRIA - 2.20%
Bank Austria AG                           10,200  $    536,248
Wienerberger Baust                        31,700       820,544
                                                  ------------
                                                     1,356,792

BRAZIL - 3.00%
Companhia Vale Do Rio Doce,
  ADR *                                   18,000       342,000
Embratel Participacoes SA, ADR            46,800       649,350
Teleleste Celular
  Participacoe, ADR                        9,000       267,750
Telesp Participacpoes SA,
  ADR *                                   27,000       617,624
                                                  ------------
                                                     1,876,725

CANADA - 4.40%
Laidlaw, Incorporated                    141,300     1,026,764
Laurentian Bank of Canada                 32,100       494,852
Newbridge Networks
  Corporation *                            9,000       258,750
Renaissance Energy, Ltd. *                72,200       970,839
                                                  ------------
                                                     2,751,205

CHILE - 0.40%
Gener S A, ADR                            15,800       280,450
                                                  ------------

CHINA - 0.50%
Beijing Datang Pow                       906,000       291,934
                                                  ------------

DENMARK - 2.50%
Danske Traelastko                         10,500       793,447
Unidanmark                                11,600       772,025
                                                  ------------
                                                     1,565,472

FINLAND - 3.10%
Konecranes International                  18,100       621,511
Merita PLC                               136,000       772,478
UPM-Kymmene Oyj                           17,800       510,106
                                                  ------------
                                                     1,904,095

FRANCE - 6.40%
Alcatel Alsthom Cie Generale
  D'Electric                               9,400     1,322,684
AXA-UAP                                    4,200       512,188
Elf Aquitaine SA                           2,600       381,394
Rhone Poulenc SA                          20,300       927,243
Sylea *                                    6,500       414,092
TOTAL SA, B Shares *                       3,000       386,878
                                                  ------------
                                                     3,944,479

GERMANY - 4.10%
Adidas-Salomon AG                          6,000       595,316
BASF AG                                   25,300     1,117,550


                                          SHARES         VALUE
                                          ------         -----

GERMANY - CONTINUED
Hoechst AG                                 5,900  $    267,000
Merck KgaA                                 1,500        48,770
VEBA AG                                    9,300       546,454
                                                  ------------
                                                     2,575,090

HONG KONG - 6.30%
Cheung Kong Holdings, Ltd.                73,000       649,215
China Light & Power Company,
  Ltd.                                   155,500       755,594
First Tractor Company                  2,416,000       716,211
Hong Kong Aircraft                       311,600       602,428
New Asia Realty *                        347,000       527,750
SmarTone Telecommunications
  Holdings, Ltd.                         180,000       640,322
                                                  ------------
                                                     3,891,520

ISRAEL - 0.90%
Teva Pharmaceutical
  Industries, Ltd., ADR                   11,314       554,386
                                                  ------------

ITALY - 2.00%
Banca Naz Del Lavoro *                   213,600       671,579
Telecom Italia SPA RISP *                102,200       554,156
                                                  ------------
                                                     1,225,735

JAPAN - 6.80%
Kurita Water Industries                   51,000       914,855
Maezawa Kyuso Industry                    35,000       280,937
Makita Corporation                        21,000       237,654
Nippon Telegraph & Telephone
  Corporation, ADR                        14,900       933,112
Nomura Securities Company,
  Ltd.                                    75,000       878,524
Sony Corporation                           8,800       949,326
                                                  ------------
                                                     4,194,409

KOREA - 0.50%
Korea Telecom, ADR *                       8,200       328,000
                                                  ------------

MEXICO - 2.50%
Corporacion  Geo Sa De Cv *               91,800       389,354
Desc Sa De Cv *                          567,500       631,826
Telefonos De Mexico SA, ADR                6,600       533,363
                                                  ------------
                                                     1,554,543

NETHERLANDS - 8.40%
Ahrend Kon                                33,000       573,204
Akzo Nobel NV, ADS                        17,700       744,439
Arcadis NV                                90,000       756,129
International Muller                      38,500       847,333


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
NETHERLANDS - CONTINUED
International Nederlanded
  Groep NV                                 9,300  $    503,313
Koninklijke Philips Electronics NV         2,760       272,138
Stork NV                                  32,000       729,017
Twentsche Kabel Hl                        25,000       818,238
                                                  ------------
                                                     5,243,811
NEW ZEALAND - 2.00%
Fletcher Challenge, Ltd.-
  Energy                                 273,200       740,586
Kiwi Incorporated Property
  Trust                                  890,400       476,137
                                                  ------------
                                                     1,216,723

NORWAY - 1.10%
Norsk Hydro AS                            18,000       678,383
                                                  ------------

PERU - 0.70%
Telefonica de Peru SA, ADR                27,000       408,375
                                                  ------------

PHILIPPINES - 0.80%
Philippine Long Distance
  Telephone Company, ADR                  17,400       524,175
                                                  ------------

SPAIN - 1.40%
Iberdrola SA *                            56,700       862,710
                                                  ------------

SWEDEN - 4.20%
ForeningsSparbanken AB,
  Series A                                71,150     1,005,772
Svedala Industries                        41,400       746,166
Volvo AB, Series B                        30,100       874,031
                                                  ------------
                                                     2,625,969

SWITZERLAND - 0.90%
ABB AG                                     6,013       563,121
                                                  ------------

THAILAND - 0.50%
Bangkok Bank *                            84,100       314,734
                                                  ------------

UNITED KINGDOM - 17.30%
Allied Zurich PLC                         77,200       970,450
British Airways                          122,700       847,118
General Electric Company                  51,900       527,249
Heywood Williams                         204,200       875,487
Imperial Chemical Industries PLC          36,600       361,433
Marks & Spencer                          101,200       583,830
National Power                           129,800       943,193
Northern Foods                            96,600       198,707
Peninsular & Oriental Steam
  Navigation Company                      65,400       980,871
Powergen                                  69,900       752,529
Rolls Royce                              116,500       492,137
Safeway                                  150,000       598,187
Storehouse                               280,800       597,525

                                          SHARES         VALUE
                                          ------         -----
UNITED KINGDOM - CONTINUED
The Shell Transport and
  Trading Company PLC                    106,800  $    801,315
Williams                                 179,400     1,184,845
                                                  ------------
                                                    10,714,876
UNITED STATES - 2.80%
ACE, Ltd.                                 25,600       723,200
Xl Capital, Ltd., Shares A                17,800     1,005,700
                                                  ------------
                                                     1,728,900

TOTAL COMMON STOCKS
(Cost: $57,941,172)                               $ 57,592,517
                                                  ------------

PREFERRED STOCK - 2.00%
GERMANY - 2.00%
Munchener
  Ruckversicherungs-Gesellschaft
  AG *                                     1,400  $    259,053
Volkswagen AG                             26,700       986,725
                                                  ------------

TOTAL PREFERRED STOCK
(Cost: $1,358,675)                                $  1,245,778
                                                  ------------

PRINCIPAL
AMOUNT                                                        VALUE
---------                                                     -----
REPURCHASE AGREEMENTS - 5.20%
$3,225,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00% to be
               repurchased at $3,225,358 on
               07/01/1999, collateralized
               $3,180,000 U.S. Treasury Bonds,
               6.375% due 08/15/2027 (valued at
               $3,291,872 including interest).          $ 3,225,000
                                                        -----------

TOTAL INVESTMENTS   (INTERNATIONAL VALUE
TRUST)  (Cost: $62,524,847)                             $62,063,295
                                                        ===========

The Trust had the following five top industry concentrations at June 30, 1999 (as a percentage of total investments):

Banking                              8.99%
Electric Utilities                   7.14%
Telephone                            5.82%
Chemicals                            5.51%
Financial Services                   5.34%


MID CAP BLEND TRUST


                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 89.89%
AEROSPACE - 1.36%
GenCorp, Incorporated                    439,300   $11,092,325
General Dynamics Corporation              43,500     2,979,750


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
AEROSPACE - CONTINUED
Gulfstream Aerospace
  Corporation *                          118,400  $  7,999,400
Litton Industries, Incorporated *         23,600     1,693,300
                                                  ------------
                                                    23,764,775

AIR TRAVEL - 0.08%
Atlantic Coast Airlines
  Holdings, Incorporated *                 6,300       119,700
Ryanair Holdings PLC, ADR *               25,200     1,335,600
                                                  ------------
                                                     1,455,300

ALUMINUM - 0.64%
Alcoa, Incorporated *                    180,600    11,174,625
                                                  ------------

APPAREL & TEXTILES - 0.98%
Albany International
  Corporation, Class A *                 254,876     5,288,677
Liz Claiborne, Incorporated              104,000     3,796,000
Mohawk Industries,
  Incorporated *                         150,500     4,571,437
Nautica Enterprises,
  Incorporated                           104,900     1,770,188
Reebok International, Ltd. *              66,000     1,229,250
Shaw Industries, Incorporated *           29,300       483,450
                                                  ------------
                                                    17,139,002

AUTO PARTS - 0.45%
Danaher Corporation                       79,100     4,597,688
Eaton Corporation                         36,000     3,312,000
                                                  ------------
                                                     7,909,688

AUTOMOBILES - 0.39%
Harley Davidson, Incorporated            112,600     6,122,625
Schawk, Incorporated, Class A             69,600       622,050
                                                  ------------
                                                     6,744,675

BANKING - 1.54%
Comerica, Incorporated                    93,800     5,575,238
Commercial Federal Corporation            28,900       670,119
Marshall & Ilsley Corporation             94,700     6,096,312
Northern Trust Corporation                30,170     2,926,490
Providian Financial
  Corporation                             30,700     2,870,450
State Street Boston
  Corporation                             40,400     3,449,150
United States Trust
  Corporation                             17,800     1,646,500
Westamerica Bancorporation                89,800     3,277,700
Whitney Holding Corporation               10,100       401,475
                                                  ------------
                                                    26,913,434


                                         SHARES          VALUE
                                         ------          -----
BROADCASTING - 1.51%
A.H. Belo Corporation                     72,400  $  1,425,375
CBS Corporation *                         96,800     4,204,750
Clear Channel Communications *           149,865    10,331,318
Fox Entertainment Group,
  Incorporated, Class A *                149,900     4,037,931
Hearst Argyle Television,
  Incorporated *                          27,800       667,200
Infinity Broadcasting
  Corporation, Class A *                  45,000     1,338,750
MediaOne Group, Incorporated *            25,400     1,889,125
Sinclair Broadcast Group,
  Incorporated *                          70,800     1,159,350
Young Broadcasting,
  Incorporated, Class A *                 30,200     1,285,388
                                                  ------------
                                                    26,339,187

BUILDING MATERIALS & CONSTRUCTION
- 1.40%
Elcor Chemical Corporation                34,260     1,496,734
Fluor Corporation                        226,900     9,189,450
Fortune Brands, Incorporated              71,000     2,937,625
Harsco Corporation                       336,700    10,774,400
                                                  ------------
                                                    24,398,209

BUSINESS SERVICES - 6.22%
Adforce, Incorporated *                   35,700       838,950
At Home Corporation, Series A *           57,644     3,109,173
Banta Corporation *                      225,500     4,735,500
Careerbuilder, Incorporated *             48,500       636,563
Deluxe Corporation                       561,500    21,863,406
Doubleclick, Incorporated *               13,000     1,192,750
Getty Images, Incorporated *              45,300       855,038
GTECH Holdings Corporation *              98,700     2,325,619
International Telecomm
  Systems, Incorporated                   59,500       952,000
Jacobs Engineering Group,
  Incorporated                            77,200     2,933,600
Legato Systems, Incorporated *            84,600     4,885,650
Lycos, Incorporated *                     17,700     1,626,187
NCR Corporation *                         45,300     2,211,206
Nielsen Media Research,
  Incorporated *                          26,000       760,500
Ogden Corporation                        136,500     3,676,969
OmniCom Group, Incorporated               99,100     7,928,000
Outdoor Systems, Incorporated *          180,900     6,602,850
Quintiles Transnational
  Corporation *                          142,700     5,993,400
R.R. Donnelley & Sons Company *          427,300    15,836,806


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
BUSINESS SERVICES-CONTINUED
SABRE Group Holdings,
  Incorporated, Class A *                 38,700  $  2,660,625
Service Corporation
  International                          396,600     7,634,550
Stone & Webster, Incorporated *          174,400     4,643,400
Teletech Holdings,
  Incorporated *                           1,800        18,225
Ticketmaster Online
  Citysearch, Class B *                   46,800     1,415,700
Xoom Common, Incorporated *               62,700     3,291,750
                                                  ------------
                                                   108,628,417

CHEMICALS - 7.75%
Arch Chemicals, Incorporated             118,450     2,879,816
Cabot Corporation                        537,200    12,993,525
Crompton & Knowles Corporation            23,200       453,850
Cytec Industries,
  Incorporated *                          94,900     3,024,938
Dow Chemical Company                      20,000     2,537,500
Ferro Corporation                        553,150    15,211,625
Geon Company                             166,500     5,369,625
Georgia Gulf Corporation                  30,000       506,250
Hercules, Incorporated                   482,900    18,984,006
IMC Global, Incorporated                 110,400     1,945,800
Lyondell Chemical Company                 67,000     1,381,875
M.A. Hanna Company                       132,000     2,169,750
Minerals Technologies,
  Incorporated                            65,200     3,638,975
Nalco Chemical Company                   618,600    32,089,875
Olin Corporation                         145,500     1,918,781
Solutia, Incorporated                     58,400     1,244,650
VWR Scientific Products
  Corporation *                          290,900    10,672,394
W. R. Grace & Company *                  471,900     8,671,162
Waters Corporation *                      39,000     2,071,875
Witco Corporation                        386,500     7,730,000
                                                  ------------
                                                   135,496,272

COMPUTERS & BUSINESS
EQUIPMENT - 2.14%
Affiliated Computer Services,
  Incorporated, Class A *                 64,100     3,245,063
America Online, Incorporated *            12,030     1,329,315
Ariba, Incorporated *                        200        19,450
Cisco Systems, Incorporated *             74,089     4,778,740
Comverse Technology,
  Incorporated *                          75,542     5,703,421
CSG Systems International,
  Incorporated *                          26,200       686,113
DST Systems, Incorporated *               61,900     3,891,962
ETrade Group, Incorporated *             117,800     4,704,637


                                          SHARES         VALUE
                                          ------         -----

COMPUTERS & BUSINESS
EQUIPMENT - CONTINUED
Gateway, Incorporated *                   25,300  $  1,492,700
Ingram Micro, Incorporated,
  Class A *                               78,400     2,018,800
Pixar *                                   83,800     3,613,875
Symbol Technologies,
  Incorporated                             7,250       267,344
Veritas Software Corporation *            48,400     4,594,975
Visual Networks, Incorporated *           32,800     1,049,600
                                                  ------------
                                                    37,395,995

CONSTRUCTION MATERIALS - 0.44%
Armstrong World Industries,
  Incorporated *                          16,200       936,563
Dayton Superior Corporation,
  Class A *                              113,300     2,103,131
Granite Construction,
  Incorporated                            63,400     1,858,413
Masco Corporation                         94,300     2,722,912
                                                  ------------
                                                     7,621,019

CONTAINERS & GLASS - 0.36%
Bemis, Incorporated *                     91,100     3,621,225
Owens-Illinois, Incorporated *            61,450     2,008,647
Silgan Holdings, Incorporated             34,700       689,662
                                                  ------------
                                                     6,319,534

CRUDE PETROLEUM & NATURAL
GAS - 2.31%
Anadarko Petroleum Corporation           105,800     3,894,762
Barrett Resources Corporation *           37,600     1,442,900
Burlington Resources,
  Incorporated                            68,497     2,962,495
Cabot Oil & Gas Corporation,
  Class A                                 31,500       586,688
Elf Aquitaine SA                          40,000     5,867,600
Enron Oil & Gas Company                  107,400     2,174,850
Nuevo Energy Company *                   130,650     1,731,113
Occidental Petroleum
  Corporation                            696,900    14,722,012
Santa Fe Snyder Corporation *            396,065     3,019,996
Vastar Resources, Incorporated            74,700     3,917,081
                                                  ------------
                                                    40,319,497

DOMESTIC OIL - 2.22%
Amerada Hess Corporation *               333,200    19,825,400
Dynegy, Incorporated                       7,800       158,925
Kerr-McGee Corporation                    55,690     2,794,942
Noble Affiliates, Incorporated            57,800     1,629,238
Transocean Offshore,
  Incorporated                            70,000     1,837,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
DOMESTIC OIL-CONTINUED
Ultramar Diamond Shamrock                116,100  $  2,532,431
USX-Marathon Group                       309,200    10,068,325
                                                  ------------
                                                    38,846,761

DRUGS & HEALTH CARE - 3.16%
Biomet, Incorporated *                   107,300     4,265,175
Cardinal Health, Incorporated            192,000    12,312,000
Cyberonics, Incorporated                  55,100       688,750
Dentsply International,
  Incorporated                           104,800     2,934,400
Duane Reade,  Incorporated *               5,700       174,563
Guidant Corporation *                     75,200     3,868,100
Health Management Association,
  Class A *                              167,425     1,883,531
Heartport, Incorporated *                 43,500       103,313
Medtronic, Incorporated                   56,500     4,399,937
Novoste Corporation *                     48,900     1,026,900
PE Corp-Biosystems Group                  49,500     5,680,125
Quest Diagnostics, Incorporated *        151,500     4,147,312
Sybron International
  Corporation *                          243,350     6,707,334
Tenet Healthcare Corporation *           139,200     2,583,900
Total Renal Care Holdings,
  Incorporated *                         120,000     1,867,500
Trigon Healthcare,
  Incorporated *                          25,100       913,013
Wellpoint Health Networks,
  Incorporated, Class A *                 20,200     1,714,475
                                                  ------------
                                                    55,270,328

ELECTRICAL EQUIPMENT - 2.08%
American Power Conversion
  Corporation *                           80,600     1,622,075
AMETEK, Incorporated *                   432,970     9,958,310
ASM Lithography Holding NV *              54,300     3,224,063
Emerson Electric Company                  55,100     3,464,412
General Electric Company                  12,900     1,457,700
Hubbell, Incorporated                     40,180     1,823,168
Millipore Corporation                    232,600     9,434,837
Sensormatic Electrics
  Corporation *                          235,600     3,283,675
W.W. Grainger, Incorporated               38,000     2,044,875
                                                  ------------
                                                    36,313,115

ELECTRIC UTILITIES - 1.73%
AES Corporation *                         96,200     5,591,625
Calpine Corporation                       94,100     5,081,400
CMS Energy Corporation                   135,000     5,653,125
Duke Energy Company                       17,200       935,250
Energy East Corporation                   38,000       988,000
Entergy Corporation                       67,100     2,096,875


                                          SHARES         VALUE
ELECTRIC UTILITIES-CONTINUED
Illinova Corporation                      37,300  $  1,016,425
IPALCO Enterprises                       100,400     2,127,225
PG&E Corporation                         207,100     6,730,750
                                                  ------------
                                                    30,220,675

ELECTRONICS - 3.43%
Adaptec, Incorporated *                   40,700     1,437,219
Altera Corporation *                     101,000     3,718,062
Analog Devices, Incorporated *            70,400     3,533,200
Apple Computer, Incorporated *            55,600     2,574,975
Boston Scientific Corporation *           19,800       869,963
Conexant Systems,
  Incorporated *                          20,300     1,178,669
EG & G, Incorporated                     317,800    11,321,625
Electronics For Imaging,
  Incorporated *                          80,800     4,151,100
Flextronics International *               37,600     2,086,800
Harris Corporation                        90,700     3,554,306
Lexmark International Group,
  Incorporated, Class A *                 29,800     1,968,662
Linear Technology Corporation             81,000     5,447,250
Micron Technology,
  Incorporated *                          46,800     1,886,625
MIPS Technologies,
  Incorporated *                          22,800     1,092,975
SCI Systems, Incorporated *               14,700       698,250
Synopsys, Incorporated *                  20,400     1,125,825
TekTronix, Incorporated                  166,500     5,026,219
Teradyne, Incorporated *                  25,200     1,808,100
Thomas & Betts Corporation                58,400     2,759,400
Uniphase Corporation *                    17,500     2,905,000
Xilinx, Incorporated *                    12,700       727,075
                                                  ------------
                                                    59,871,300

FINANCIAL SERVICES - 1.45%
Allmerica Financial
  Corporation *                           84,181     5,119,257
Amcore Financial,
  Incorporated *                          20,200       465,863
Association First Capital
  Corporation, Class A *                 161,800     7,169,762
Borg-Warner Security
  Corporation *                          224,900     4,568,281
Financial Security Assured
  Holdings, Ltd.                          38,013     1,976,676
ReliaStar Financial
  Corporation                             79,600     3,482,500
Richmond County Financial
  Corporation                             65,400     1,258,950
Webster Financial Corporation             49,400     1,339,975
                                                  ------------
                                                    25,281,264


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
FOOD & BEVERAGES - 3.57%
Dean Foods Company                       150,400  $  6,251,000
Dole Food Company                        591,100    17,363,562
Earthgrains Company                      197,500     5,097,969
Fleming Companies,
  Incorporated                            77,400       899,775
Flowers Industries,
  Incorporated                           154,600     3,352,888
Interstate Bakeries
  Corporation                            367,400     8,243,537
Keebler Foods Company *                  115,000     3,493,125
Michael Foods, Incorporated              100,500     2,361,750
Nabisco Holdings Corporation,
  Class A                                106,100     4,588,825
Tootsie Roll Industries,
  Incorporated                            63,757     2,462,614
United States Foodservice *              155,662     6,635,093
Whitman Corporation                       93,200     1,677,600
                                                  ------------
                                                    62,427,738

FOREST PRODUCTS - 0.04%
Georgia-Pacific Corporation               14,200       672,725
                                                  ------------

GAS & PIPELINE UTILITIES - 1.07%
Coastal Corporation                       62,300     2,492,000
Columbia Energy Group                     55,500     3,479,156
Enron Corporation                         45,900     3,752,325
Ocean Energy, Incorporated *             680,200     6,546,925
Williams Companies,
  Incorporated                            58,500     2,489,906
                                                  ------------
                                                    18,760,312

GOLD - 0.16%
Newmont Mining Corporation               140,000     2,782,500
                                                  ------------

HOMEBUILDERS - 0.33%
Centex Corporation *                      83,200     3,125,200
Lennar Corporation                       109,900     2,637,600
                                                  ------------
                                                     5,762,800

HOTELS & RESTAURANTS - 0.33%
CKE Restaurants, Incorporated *           56,900       924,625
Papa Johns International,
  Incorporated *                          78,400     3,503,500
Promus Hotel Corporation *                43,400     1,345,400
                                                  ------------
                                                     5,773,525

HOUSEHOLD APPLIANCES - 1.43%
Bassett Furniture Industries,
  Incorporated *                          49,900     1,141,462
Furniture Brands
  International, Incorporated *           43,200     1,204,200

                                          SHARES         VALUE
                                          ------         -----

HOUSEHOLD APPLIANCES-CONTINUED
Leggett & Platt, Incorporated            586,300  $ 16,306,469
Westpoint Stevens,
  Incorporated                           213,500     6,364,969
                                                  ------------
                                                    25,017,100

HOUSEHOLD PRODUCTS - 1.26%
Snap-On, Incorporated                    447,000    16,175,812
Tupperware Corporation                   229,100     5,842,050
                                                  ------------
                                                    22,017,862

INDUSTRIAL MACHINERY - 3.31%
American Standard Companies,
  Incorporated *                         572,000    27,456,000
Gorman Rupp Company                       73,600     1,214,400
Kaydon Corporation                        69,800     2,347,025
Manitowoc, Incorporated                   61,600     2,564,100
Pall Corporation                         159,200     3,532,250
PRI Automation, Incorporated *            83,200     3,016,000
SPX Corporation *                         56,613     4,727,185
Unova, Incorporated *                    814,000    12,922,250
                                                  ------------
                                                    57,779,210

INDUSTRIALS - 0.91%
Autonation, Incorporated *               897,100    15,979,594
                                                  ------------

INSURANCE - 1.62%
AFLAC, Incorporated *                     69,400     3,322,525
Ambac Financial Group,
  Incorporated *                         112,150     6,406,569
American Bankers Insurance
  Group, Incorporated                     60,900     3,315,244
CIGNA Corporation                         73,000     6,497,000
Horace Mann Educators
  Corporation                             68,300     1,856,906
MBIA, Incorporated                        69,000     4,467,750
Protective Life Corporation               75,900     2,504,700
                                                  ------------
                                                    28,370,694

INTERNATIONAL OIL - 1.57%
Halliburton Company                      494,500    22,376,125
Nabors Industries,
  Incorporated *                         210,000     5,131,875
                                                  ------------
                                                    27,508,000

LEISURE TIME - 2.00%
Action Performance Companies,
  Incorporated *                          29,500       973,500
B Corporation                            405,000    11,289,375
Cinar Films, Incorporated *               42,200       974,397
Cinar Films, Incorporated,
  Class B *                               78,200     1,915,900


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
LEISURE TIME-CONTINUED
Harrahs Entertainment,
  Incorporated *                          70,000  $  1,540,000
Premier Parks, Incorporated *            232,500     8,544,375
Westwood One, Incorporated *             271,800     9,699,863
                                                  ------------
                                                    34,937,410

LIQUOR - 0.51%
Adolph Coors Company, Class B            104,200     5,157,900
Brown Forman Corporation,
  Class B                                 57,860     3,771,749
                                                  ------------
                                                     8,929,649

MINING - 0.14%
Phelps Dodge Corporation                  40,000     2,477,500
                                                  ------------

OFFICE FURNISHINGS & SUPPLIES - 0.47%
Knoll, Incorporated *                     32,100       854,662
Miller Herman, Incorporated              352,700     7,406,700
                                                  ------------
                                                     8,261,362

PAPER - 1.72%
Bowater, Incorporated                    140,000     6,615,000
Champion International
  Corporation                             82,500     3,949,687
Fort James Corporation                   415,800    15,748,425
Ivex Packaging Corporation *             166,100     3,654,200
                                                  ------------
                                                    29,967,312

PETROLEUM SERVICES - 2.69%
Apache Corporation *                     145,900     5,690,100
Baker Hughes, Incorporated *             220,000     7,370,000
Conoco, Incorporated, Class A             48,700     1,357,513
ENSCO International,
  Incorporated                           277,000     5,522,687
Helmerich & Payne,
  Incorporated                           256,000     6,096,000
Noble Drilling Corporation *             209,800     4,130,437
Schlumberger, Ltd.                        59,200     3,770,300
Smith International,
  Incorporated *                          73,400     3,188,313
Tosco Corporation                        382,900     9,931,469
                                                  ------------
                                                    47,056,819

PHOTOGRAPHY - 0.65%
Polaroid Corporation                     408,000    11,271,000
                                                  ------------

PLASTICS - 0.11%
Illinois Tool Works,
  Incorporated                            24,200     1,984,400
                                                  ------------


                                          SHARES         VALUE
                                          ------         -----

POLLUTION CONTROL - 1.92%
Browning-Ferris Industries,
  Incorporated                           556,600  $ 23,933,800
Republic Services,
  Incorporated, Class A *                389,500     9,640,125
                                                  ------------
                                                    33,573,925

PUBLISHING - 0.45%
John H. Harland Company                  295,100     5,883,556
Meredith Corporation                      55,800     1,932,075
                                                  ------------
                                                     7,815,631

RAILROADS & EQUIPMENT - 1.08%
Burlington Northern Santa Fe
  Corporation                            194,400     6,026,400
Canadian National Railway
  Company                                 69,800     4,676,600
CSX Corporation                          181,900     8,242,344
                                                  ------------
                                                    18,945,344

REAL ESTATE - 1.19%
Apartment Investment &
  Management Company, Class A            115,600     4,941,900
Arden Realty, Incorporated *              49,700     1,223,863
Avalon Bay Communities,
  Incorporated *                          64,200     2,375,400
BRE Properties, Incorporated *            54,700     1,418,781
Duke Realty Investments,
  Incorporated                            80,100     1,807,256
First Industrial Realty
  Trust, Incorporated                     17,200       471,925
Highwoods Properties,
  Incorporated                            10,000       274,375
Kimco Realty Corporation                  50,400     1,971,900
Mack-California Realty
  Corporation                             53,100     1,642,781
Public Storage, Incorporated              72,400     2,027,200
Simon Property Group,
  Incorporated                            56,400     1,431,150
Spieker Properties,
  Incorporated                            10,000       388,750
TrizecHahn Corporation                    42,400       863,900
                                                  ------------
                                                    20,839,181

RETAIL GROCERY - 1.24%
Caseys General Stores,
  Incorporated                           191,100     2,866,500
Kroger Company *                         203,400     5,682,487
Safeway, Incorporated *                  143,500     7,103,250
Starbucks Corporation *                  158,800     5,964,925
                                                  ------------
                                                    21,617,162


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES          VALUE
                                          ------          -----
RETAIL TRADE - 7.58%
American Eagle Outfitters,
  Incorporated *                          53,600   $  2,438,800
Ames Department Stores,
  Incorporated *                          38,100      1,738,313
Bed Bath & Beyond,
  Incorporated *                          93,800      3,611,300
Bon-Ton Stores, Incorporated *           195,800      1,260,463
Borders Group, Incorporated *             15,300        241,931
Cole National Corporation,
  Class A *                               38,500        305,594
Consolidated Stores
  Corporation *                          670,000     18,090,000
CVS Corporation                           86,758      4,402,968
Dayton Hudson Corporation                 38,400      2,496,000
Dollar General Corporation                82,250      2,385,250
Dollar Tree Stores,
  Incorporated *                         173,350      7,627,400
Family Dollar Stores,
  Incorporated                            76,100      1,826,400
Federated Department Stores,
  Incorporated *                         610,000     32,291,875
Heilig-Meyers Company                    474,900      3,235,256
Nordstrom, Incorporated                  259,400      8,689,900
Office Depot, Incorporated               101,250      2,233,828
Pep Boys-Manny, Moe & Jack               183,400      3,966,025
Restoration Hardware,
  Incorporated *                         210,000      2,808,750
Ross Stores, Incorporated                 45,300      2,281,988
Saks, Incorporated *                     194,982      5,630,105
Sportsline USA, Incorporated *            27,600        990,150
Staples, Incorporated *                   15,200        470,250
The Limited, Incorporated                349,900     15,876,712
TJX Companies, Incorporated              172,000      5,729,750
Tuesday Morning Corporation *             25,000        637,500
Wet Seal, Incorporated *                  43,400      1,242,325
                                                   ------------
                                                    132,508,833

SANITARY SERVICES - 1.63%
Waste Management,
  Incorporated *                         528,705     28,417,894
                                                   ------------

SOFTWARE - 2.80%
Adobe Systems, Incorporated               25,200      2,070,338
Autodesk, Incorporated *                  52,000      1,537,250
Exodus Communications,
  Incorporated *                          63,000      7,556,062
Inktomi Corporation *                     39,200      5,154,800
Intuit, Incorporated *                    74,100      6,678,262
Mentor Graphics Corporation               83,100      1,064,719
Novell, Incorporated *                    15,200        402,800
Real Networks, Incorporated *             44,900      3,092,488

                                         SHARES           VALUE
                                         ------           -----
SOFTWARE-CONTINUED
Shared Medical Systems
  Corporation                             37,900   $  2,472,975
Siebel Systems, Incorporated *            49,450      3,282,244
USA Networks, Incorporated *             225,900      9,064,237
VeriSign, Incorporated *                  75,000      6,468,750
                                                   ------------
                                                     48,844,925

STEEL - 1.22%
Nucor Corporation                        355,800     16,878,263
Ryerson Tull, Incorporated               132,068      2,979,784
Steel Dynamics, Incorporated *            89,500      1,384,453
                                                   ------------
                                                     21,242,500

TELECOMMUNICATIONS SERVICES - 2.49%
American Tower Corporation,
  Class A *                               40,400        969,600
Broadcom Corporation, Class A *           38,100      5,507,831
Cox Communications,
  Incorporated, Class A *                 53,000      1,951,063
Nextel Communications,
  Incorporated, Class A *                 75,300      3,779,119
Polycom, Incorporated *                   78,300      3,053,700
QUALCOMM, Incorporated *                 127,200     18,253,200
Skytel Communications,
  Incorporated *                         200,700      4,202,156
Univision Communications,
  Incorporated, Class A *                 88,700      5,854,200
                                                   ------------
                                                     43,570,869

TELEPHONE - 0.74%
Alltel Corporation *                      35,700      2,552,550
American Telephone &
  Telegraph Corporation,
  Class A *                               64,272      2,361,996
Cincinnati Bell, Incorporated  *         157,400      3,925,162
Qwest Communications
  International, Incorporated  *          33,000      1,091,063
Winstar Communications,
  Incorporated *                          61,200      2,983,500
                                                   ------------
                                                     12,914,271

TIRES & RUBBER - 0.33%
Carlisle Companies,
  Incorporated                           120,300      5,789,438
                                                   ------------

TOYS, AMUSEMENTS &
SPORTING GOODS - 0.28%
Hasbro, Incorporated                      90,900      2,539,519
Mattel, Incorporated                      90,600      2,395,237
                                                   ------------
                                                      4,934,756


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES           VALUE
                                          ------           -----
TRUCKING & FREIGHT - 1.41%
Canadian National Railway
  Company                                  4,100  $      275,375
CNF Transportation,
  Incorporated                           565,700      21,708,738
Navistar International
  Corporation *                           50,700       2,535,000
Pittston Brinks Group                      1,600          42,800
                                                  --------------
                                                      24,561,913

TOTAL COMMON STOCKS
(Cost: $1,394,391,294)                            $1,570,837,226
                                                  --------------

PREFERRED STOCK - 0.30%
CONTAINERS & GLASS - 0.22%
Owens-Illinois, Incorporated              88,800       3,885,000
                                                  --------------

DOMESTIC OIL - 0.08%
Stone Energy Corporation *                31,500       1,334,813
                                                  --------------

TOTAL PREFERRED STOCK
(Cost: $4,456,906)                                $    5,219,813
                                                  --------------


PRINCIPAL
AMOUNT                                                      VALUE
---------                                                   -----
SHORT TERM INVESTMENTS - 7.71%
$134,698,912   Navigator Securities Lending
                Trust, 4.97%                       $  134,698,912
                                                   --------------

REPURCHASE AGREEMENTS - 2.10%
$36,718,000    Repurchase Agreement with State
               Street Bank & Trust Company
               dated  06/30/1999 at 4.25%, to be
               repurchased at $36,722,335 on
               07/01/1999, collateralized by
               $30,315,000 U.S. Treasury Bonds,
               8.125% due 08/15/2021 (valued at
               $37,452,879, including interest)    $   36,718,000
                                                   --------------

TOTAL INVESTMENTS   (MID CAP BLEND TRUST)
(Cost: $1,570,265,112)                             $1,747,473,951
                                                   ==============


SMALL COMPANY VALUE TRUST


                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 83.11%
AEROSPACE - 0.32%
Curtiss Wright Corporation                 7,200  $    279,900
Spacehab, Incorporated *                   5,700        29,213
                                                  ------------
                                                       309,113


                                          SHARES         VALUE
                                          ------         -----
AIR TRAVEL - 0.24%
Hawaiian Airlines,
  Incorporated *                          32,700  $     89,925
Skywest, Incorporated                      5,600       139,650
                                                  ------------
                                                       229,575

APPAREL & TEXTILES - 1.77%
Alba Waldensian, Incorporated *            3,800        76,000
Angelica Corporation *                    12,500       220,312
Concord Fabrics, Incorporated *            1,200         7,050
Dixie Group, Incorporated *                3,000        25,453
Jos A Bank Clothiers,
  Incorporated *                          20,100       128,138
K-Swiss, Incorporated, Class A             6,800       316,200
Kellwood Company                          14,300       387,887
Leslie Fay, Incorporated *                 9,000        57,938
Penobscot Shoe Company                     1,600        16,800
Premiumwear, Incorporated *                2,000         9,750
Russell Corporation                        3,300        64,350
Tarrant Apparel Group *                   17,000       386,750
Vans, Incorporated *                         300         3,436
                                                  ------------
                                                     1,700,064


AUTO PARTS - 1.46%
Arvin Industries, Incorporated *          11,500       435,563
Borg-Warner Automotive,
  Incorporated *                          17,400       957,000
TFC Enterprises, Incorporated *            2,400         5,400
                                                  ------------
                                                     1,397,963

AUTO SERVICES - 1.40%
Avis Rent A Car, Incorporated *            7,200       209,700
Dollar Thrifty Automotive
  Group *                                 48,700     1,132,275
                                                  ------------
                                                     1,341,975

AUTOMOBILES - 0.23%
Wabash National Corporation               11,200       217,000
                                                  ------------

BANKING - 2.72%
Ambanc Holding Company,
  Incorporated *                          10,500       173,250
Berkshire Bancorp,
  Incorporated *                           2,500       100,156
BNCCORP, Incorporated *                    3,100        27,900
California Independent Bancorp               600        12,225
Central Bancorp, Incorporated              6,000       129,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
BANKING-CONTINUED
Century Bancshares,
  Incorporated *                           4,410  $     26,460
Citizens Banking Corporation               1,200        36,075
Commercial Bank of New York               13,900       170,275
Corus Bankshares, Incorporated            17,100       543,994
Elmira Savings Bank                          600        13,350
First Citizens Bancshares,
  Incorporated                             7,900       637,925
First Keystone Financial,
  Incorporated                               400         5,250
Flagstar Bancorp, Incorporated             3,700        93,425
Franklin Bank NA Southfield                1,100        11,825
FSF Financial Corporation                  5,100        72,356
Horizon Financial Corporation              1,800        24,637
Independence Federal Savings
  Bank                                     1,100        13,337
Iroquois Bancorp, Incorporated               400         7,450
Jacksonville Bancorp,
  Incorporated                             1,400        22,225
M & T Bank Corporation                        67        36,850
New Century Financial
  Corporation *                           11,600       210,250
Princeton National Bancorp,
  Incorporated                             5,600        84,700
Professional Bancorp                       1,900        39,425
Quaker City Bancorp,
  Incorporated *                           5,700        94,050
Republic Security Financial
  Corporation                                858         7,186
Southern Missouri Bancorp,
  Incorporated                               500         6,750
The Trust Company Of New
  Jersey                                     300         7,050
Wainwright Bank & Trust
  Company, Boston                            500         4,063
                                                  ------------
                                                     2,611,439

BROADCASTING - 0.01%
Andersen Group, Incorporated *             1,100         6,875
                                                  ------------

BUILDING MATERIALS &
CONSTRUCTION - 0.80%
Abrams Industries,
  Incorporated *                           3,200        16,000
Continental Materials
  Corporation *                            5,400       103,950
Dycom Industries,
  Incorporated *                           1,500        84,000
Hussmann International,
  Incorporated                             2,700        44,719


                                         SHARES          VALUE
                                         ------          -----

BUILDING MATERIALS &
CONSTRUCTION - CONTINUED
Meadow Valley Corporation *                  300  $      1,313
Morrison Knudsen Corporation *            21,500       221,719
NCI Building Systems,
  Incorporated *                          10,900       232,987
Perini Corporation *                      10,600        60,287
                                                  ------------
                                                       764,975

BUSINESS SERVICES - 8.37%
Abacus Direct Corporation *                5,100       466,650
AC Nielson Corporation *                  19,600       592,900
Allied Research Corporation *              3,100        18,600
Amerco *                                   5,000       112,500
Baker Michael Corporation *                7,214        54,556
Banta Corporation *                        9,200       193,200
Berlitz International,
  Incorporated *                           1,400        25,725
BISYS Group, Incorporated *               11,600       678,600
Catalina Marketing Corporation *             200        18,400
Checkfree Holdings
  Corporation *                            9,300       256,331
Dendrite International,
  Incorporated *                           2,600        93,925
Ennis Business Forms,
  Incorporated                            11,900       101,894
Exponent, Incorporated *                   5,600        39,200
Ezcorp, Incorporated                      16,200       111,375
Grey Advertising, Incorporated             1,800       599,400
GTECH Holdings Corporation *              14,900       351,081
Gundle/SLT Environmental,
  Incorporated *                             300         1,275
GZA Geo Environmental *                   10,900        54,500
Headway Corporate Resources,
  Incorporated *                          11,600        53,650
Hospitality Worldwide
  Services, Incorporated *                 4,300        15,588
Infoseek Corporation *                     3,200       153,400
Interlinq Software
  Corporation *                            2,300        15,525
ITEX Corporation *                         9,900         8,044
Jacobs Engineering Group,
  Incorporated *                          23,200       881,600
Judge Group Incorporated *                12,900        20,156
Kelly Services, Incorporated               9,300       298,762
Laser Vision Centers,
  Incorporated *                          13,600       856,800
Made2Manage Systems,
  Incorporated *                             700         5,644
Marlton Technologies,
  Incorporated *                           2,300         8,625
Maxco, Incorporated *                      1,600        11,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
BUSINESS SERVICES-CONTINUED
Memberworks, Incorporated *                  600  $     17,400
Mindspring Enterprises,
  Incorporated                            15,400       682,412
National Technical Systems,
  Incorporated                            13,800        56,925
Opinion Research Corporation *            11,800        66,375

Porta Systems Corporation *                9,700        17,581
Promedco Management Company *              9,000        34,594

Quest Education Corporation                1,300        13,731
REFAC *                                    6,600        42,900
Salient 3 Communications,
  Incorporated *                             300         2,438
Simone Central Holdings,
  Incorporated *                           3,500         8,750
Specialty Care Network,
  Incorporated *                           1,000         1,750
Sunrise Resources,
  Incorporated *                           9,600        43,200
Sykes Enterprises,
  Incorporated *                          12,000       400,500
Sypris Solutions,
  Incorporated *                           4,200        40,556
Team, Incorporated *                       4,300        16,125
Trio-Tech International *                  2,600         8,450
TRM Copy Centers Corporation *            18,400       120,750
United States Franchise
  Systems, Incorporated *                 14,400       333,900
Westaff, Incorporated *                    2,200        12,925
                                                  ------------
                                                     8,020,168

CHEMICALS - 2.77%
Aceto Corporation *                        8,300        95,450
American Vanguard Corporation *            3,000        16,125
Cambrex Corporation                       28,100       737,625
Dexter Corporation                        17,400       710,137
Farrel Corporation                         8,400        17,325
Ferro Corporation                          8,000       220,000
H.B. Fuller Company                        9,800       670,075
NCH Corporation                            1,400        69,300
Quaker Chemical                            3,600        58,500
Schulman, Incorporated                       800        13,750
Uniroyal Technology *                      4,200        49,350
                                                  ------------
                                                     2,657,637

COMPUTERS & BUSINESS
EQUIPMENT - 2.97%
Autologic Information
  International, Incorporated *            4,700        20,563
Boundless Corporation *                   14,700        86,363
Dataram Corporation *                      8,200        80,975


                                          SHARES         VALUE
                                          ------         -----

COMPUTERS & BUSINESS
EQUIPMENT-CONTINUED
Gerber Scientific,
  Incorporated                            29,000  $    639,812
Interphase Corporation *                   1,900        43,700
Network Appliance,
  Incorporated *                           5,700       318,487
New Horizons Worldwide,
  Incorporated                             5,600       110,600
Orcad, Incorporated *                     14,700       186,506
Programmers Paradise,
  Incorporated *                           3,000        36,750
QRS Corporation *                          5,700       444,600
Savoir Technology Group,
  Incorporated *                          11,800       110,625
SBE, Incorporated *                        3,600        20,700
Sequent Computer Systems,
  Incorporated *                           4,800        85,200
Sybase, Incorporated *                    38,300       421,300
Texas Micro, Incorporated *                4,000        30,000
Walker Interactive Systems *               5,800        15,225
Xircom, Incorporated *                     6,500       195,406
                                                  ------------
                                                     2,846,812

CONSTRUCTION MATERIALS - 2.57%
Ameron International
  Corporation *                           10,600       467,725
Dayton Superior Corporation,
  Class A *                                4,500        83,531
Elcotel, Incorporated *                   18,300        36,600
Florida Rock Industries,
  Incorporated                            14,500       659,750
Forest City Enterprises,
  Incorporated                            28,300       792,400
Giant Group, Ltd. *                        1,800        13,388
Industrial Distribution
  Group, Incorporated *                    2,900        14,681
Noland Company                               700        14,175
Patrick Industries,
  Incorporated                             5,400        84,375
Standex International
  Corporation                              1,900        52,012
TJ International, Incorporated             8,000       248,000
                                                  ------------
                                                     2,466,637

CONSTRUCTION & MINING
EQUIPMENT - 0.72%
CDI Corporation *                         18,100       616,531
Gencor Industries,
  Incorporated *                          11,500        72,594
                                                  ------------
                                                       689,125
CONTAINERS & GLASS - 0.25%
Carmel Container Systems,
  Ltd. *                                   1,000         7,250
Greif Brothers Corporation                 9,200       234,600
                                                  ------------
                                                       241,850


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
COSMETICS & TOILETRIES - 0.65%
Allou Health & Beauty Care,
  Incorporated *                           2,100  $     14,831
Block Drug, Incorporated *                14,650       610,722
                                                  ------------
                                                       625,553

CRUDE PETROLEUM &
NATURAL GAS - 0.37%
Cabot Oil & Gas Corporation,
  Class A                                 19,000       353,875
                                                  ------------

DOMESTIC OIL - 0.16%
Castle Energy Corporation                  7,300       131,400
Greka Energy Corporation *                 1,450        11,600
Inland Resources,
  Incorporated *                           8,200         8,713
                                                  ------------
                                                       151,713

DRUGS & HEALTH CARE - 5.54%
Acuson Corporation *                       6,300       108,281
Applied Analytical
  Industries, Incorporated *               8,300        93,375
Bindley Western Industries,
  Incorporated *                           6,000       138,375
Carter Wallace, Incorporated               1,600        29,100
Chirex, Incorporated *                     7,900       253,787
Conmed Corporation *                       6,400       196,000
Datascope Corporation *                      700        22,488
Diagnostic Health Services,
  Incorporated *                           9,200         6,038
Drug Emporium, Incorporated *             19,100       138,475
GP Strategies Corporation *                5,100        44,625
Hawaii Tech Pharmacal Company,
  Incorporated                             4,100        18,450
Hooper Holmes, Incorporated                  300         6,113
International Specialty
  Products *                               2,000        20,375
Invacare Corporation                       3,500        93,625
Medical Action Indiana,
  Incorporated *                           5,800        17,763
Medimmune, Incorporated *                  4,000       271,000
Millennium Pharmaceuticals *               7,200       259,200
Mine Safety Appliances Company             7,300       467,200
National Home Health Care
  Corporation *                            5,200        23,400
NCS Healthcare, Incorporated *             4,900        26,644
Omega Healthcare Investors                   800        20,650
Perclose Incorporated *                    2,100       100,931
Phoenix International Life
  Sciences, Incorporated *                 1,100        10,175
Phymatrix Corporation                     13,100        21,288
Premier Research Worldwide,
  Ltd. *                                  10,600        67,575


                                          SHARES         VALUE
                                          ------         -----

DRUGS & HEALTH CARE-CONTINUED
Priority Healthcare
  Corporation *                            4,100  $    141,450
Quest Diagnostics,
  Incorporated *                          34,900       955,387
Quidel Corporation *                       9,000        28,687
Respironics, Incorporated *                3,300        49,912
Roberts Pharmaceutical
  Corporation *                           19,800       480,150
Sonosight, Incorporated *                  4,000        68,000
Spacelabs, Incorporated *                 11,100       209,512
Synbiotics Corporation *                  13,300        52,369
Syncor International
  Corporation *                              500        18,000
Uniholding Corporation *                   4,800         9,600
Vencor, Incorporated *                    23,000         3,450
VISX, Incorporated *                       6,300       498,881
Xomed Surgical Products,
  Incorporated *                           6,900       335,944
                                                  ------------
                                                     5,306,275


ELECTRICAL EQUIPMENT - 0.62%
Acme Electric Corporation *                8,900        48,394
All American Semiconductor,
  Incorporated *                             100           297
Audiovox Corporation, ClassA *            15,000       165,000
Emulex Corporation *                         400        44,475
Intergrated Electrical Services *          7,800       125,775
Kewaunee Scientific
  Corporation                              4,700        48,762
Merrimac Industries,
  Incorporated *                           1,500        12,562
Rayovac Corporation *                      1,700        38,569
Sl Industry, Incorporated                  5,000        63,750
Todd AO Corporation                        4,600        50,600
                                                  ------------
                                                       598,184

ELECTRIC UTILITIES - 1.54%
Avista Corporation                         9,100       147,875
Cilcorp, Incorporated                      7,000       437,500
TNP Enterprises, Incorporated              3,200       116,000
United Illuminating Company               18,200       772,362
                                                  ------------
                                                     1,473,737

ELECTRONICS - 8.12%
Alpha Industries,
  Incorporated *, 00.05%                   4,200       200,025
American Technical Ceramics *              3,000        25,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
ELECTRONICS-CONTINUED
Amplicon, Incorporated *                     800  $     11,200
Asante Technologies *                     13,800        10,350
Aspec Technology *                        22,000        19,250
Bairnco Corporation *                      4,200        31,500
Baldwin Technology,
  Incorporated *                          13,000        38,188
Bell Microproducts,
  Incorporated *                           7,700        52,937
CMP Group, Incorporated                   55,200     1,445,550
Cobra Electronics Corporation *            7,400        29,600
Cree Research, Incorporated *              6,700       515,481
CTS Corporation                           17,500     1,225,000
Digital Microwave Corporation *            1,300        16,575
Haemonetics Corporation *                  3,400        68,212
International Rectifier
  Corporation *                           74,000       985,125
Katy Industries, Incorporated             12,400       161,200
Key Tronic Corporation *                   8,700        48,938
Novellus Systems,
  Incorporated *                          12,100       825,825
PMC-Sierra, Incorporated *                13,750       810,391
Polk Audio, Incorporated *                   200         2,200
SDL, Incorporated *                        6,600       337,012
Sequa Corporation *                        9,700       679,000
Triquint Semiconductor
  Incorporated *                             200        11,363
United Industrial Corporation             17,400       192,487
Video Display Corporation *                4,700        22,619
Vishay Intertechnology,
  Incorporated *                             750        15,750
                                                  ------------
                                                     7,781,278

FINANCIAL SERVICES - 5.33%
BOK Financial Corporation *                8,796       222,099
Capital Associates,
  Incorporated *                           4,800        16,200
Carver Bancorp, Incorporated *             4,800        40,800
Community Financial Corporation *          6,600        64,350
Community Financial Group,
  Incorporated                             1,400        20,213
Crawford & Company, Class B *              1,000        16,250
EVEREN Capital Corporation                 6,800       202,725
First Bancshares, Incorporated             3,900        44,850
First Charter Corporation                  1,800        44,550
Freedom Securitiess
  Corporation *                           15,100       258,587
Hawthorne Financial
  Corporation *                            6,300       102,375
Hoenig Group, Incorporated *              13,800       137,137


                                          SHARES         VALUE
                                          ------         -----

FINANCIAL SERVICES-CONTINUED
HPSC, Incorporated *                      11,900  $    113,050
Investment Technology Group                9,565       309,667
ITLA Capital Corporation *                 1,700        26,775
JSB Financial, Incorporated               13,800       702,075
JW Charles Financial
  Corporation                              1,700        24,013
North Central Bancshares,
  Incorporated                             2,500        41,875
PennFed Financial Services,
  Incorporated                             1,600        25,200
Resource Bancshares Mortgage
  Group, Incorporated                      5,600        57,400
Seacoast Financial Services
  Corporation *                           11,493       130,733
Student Loan Corporation                   9,900       440,550
UMB Financial Corporation                 16,500       707,437
UST Corporation                           45,100     1,364,275
                                                  ------------
                                                     5,113,186

FOOD & BEVERAGES - 1.07%
Corn Products International,
  Incorporated                            10,700       325,681
Farmer Brothers Company                    1,800       360,000
Golden State Vintners,
  Incorporated *                           6,700        41,038
Performance Food Group
  Company *                                  100         2,719
Scope Industries *                         2,200       143,000
Seabord Corporation                          400       136,000
Triarc Companies,
  Incorporated, Class A *                    700        14,875
                                                  ------------
                                                     1,023,313

FOREST PRODUCTS - 0.44%
Baltek Corporation *                       6,300        61,425
Universal Fast Products,
  Incorporated                            16,900       363,350
                                                  ------------
                                                       424,775

GAS & PIPELINE UTILITIES - 0.55%
Equitable Resources,
  Incorporated                             7,500       283,125
Southwest Gas Corporation                  8,500       243,313
                                                  ------------
                                                       526,438

HOMEBUILDERS - 1.43%
Castle & Cooke, Incorporated *            28,200       497,025
DeWolfe Company, Incorporated *            1,100         7,700
Fortress Group, Incorporated *             1,600         2,350


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
HOMEBUILDERS-CONTINUED
M.D.C. Holdings, Incorporated              3,500    $   75,250

Ryland Group, Incorporated                22,700       673,906
Saxton, Incorporated *                     1,800         9,900
Walter Industries,
  Incorporated *                           4,600        59,513
Washington Homes,
  Incorporated *                           6,900        44,419
                                                  ------------
                                                     1,370,063

HOTELS & RESTAURANTS - 1.57%
Bridgestreet Accomodations,
  Incorporated *                           8,700        28,819
Crown Group, Incorporated *                2,600        16,250
Denamerica Corporation *                   6,200         5,425
Fresh Foods, Incorporated *                4,800        41,400
IHOP Corporation *                         7,000       168,437
Jerrys Famous Deli,
  Incorporated *                             300           413
Luby's Cafeterias,
  Incorporated                            31,500       472,500
Piccadilly Cafeterias,
  Incorporated                            17,200       142,975
Ryan's Family Steak Houses,
  Incorporated *                          30,200       351,075
Sizzler International,
  Incorporated *                           7,500        16,875
Sonesta International Hotels
  Corporation                              1,400        17,062
Vicorp Restaurants,
  Incorporated *                          11,100       192,862
Wall Street Deli, Incorporated *           1,500         4,688
WMS Industries Incorporated *              2,500        42,500
                                                  ------------
                                                     1,501,281

HOUSEHOLD APPLIANCES - 0.32%
American Biltrite,
  Incorporated *                           8,100       166,050
Catalina Lighting,
  Incorporated *                          19,800        99,000
Ladd Furniture, Incorporated *               700        14,700
Royal Appliance Manufacturing
  Company *                                1,800        12,487
Strouds, Incorporated *                    7,100        11,538
                                                  ------------
                                                       303,775

HOUSEHOLD PRODUCTS - 0.20%
Home Products International,
  Incorporated *                          20,854       177,259
Winsloew Furniture,
  Incorporated *                             400        13,450
                                                  ------------
                                                       190,709


                                          SHARES         VALUE
                                          ------         -----

INDUSTRIAL MACHINERY - 1.04%
Ampco Pittsburgh Corporation *
                                          16,600  $    212,687
Briggs & Stratton Corporation              1,700        98,175
Brown & Sharpe Manufacturing
  Company *                               28,137       152,995
CPAC, Incorporated *                         600         5,025
Moore Products Company *                   2,700        61,931
Osteotech, Incorporated*                   3,400        97,750
Peerless Manufacturing Company             5,000        52,813
Quipp, Incorporated *                      2,600        33,800
Sparton Corporation *                      9,900        59,400
Summa Industries *                         1,200        15,525
Unova, Incorporated *                     13,200       209,550
                                                  ------------
                                                       999,651

INDUSTRIALS - 0.57%
ACX Technologies,
  Incorporated *                          18,700       303,875
Federal Screw Works                        2,900       143,550
MotivePower Industries,
  Incorporated *                           5,600        99,400
                                                  ------------
                                                       546,825

INSURANCE - 2.93%
American Annuity Group, Incorporated *     7,100       172,175
American Indemnity Financial
  Corporation *                              200         2,850
Arm Financial, Incorporated *              3,700        31,450
Herley Insurance,
  Incorporated *                           1,000         2,625
Intercontinental Life
  Corporation *                           10,200        95,625
Kansas City Life Insurance
  Company                                 12,600       541,800
Liberty Corporation                        3,100       168,950
Merchants Group, Incorporated              1,000        22,375
Midland Company                            1,700        43,138
National Western Life
  Insurance Company *                      4,600       442,750
PMA Capital Corporation                    3,700        76,081
Standard Management
  Corporation *                            2,900        19,031
White Mountains Insurance
  Group, Incorporated                      8,400     1,184,400
                                                  ------------
                                                     2,803,250

INVESTMENT COMPANIES - 0.52%
John Nuveen Company                        6,400       273,200
Phoenix Investment Partners, Ltd.          5,100        43,987
Stifel Financial Corporation               7,407        68,978
Value Line, Incorporated                   2,900       113,100
                                                  ------------
                                                       499,265


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
LEISURE TIME - 0.80%
Aldila, Incorporated *                     3,000  $      5,531
Four Media Company *                       9,400        61,100
IlX, Incorporated *                        6,000        11,250
Inland Entertainment
  Corporation *                            6,500        15,844
Lakes Gaming, Incorporated *               2,050        22,422
Park Place Entertainment
  Corporation *                            8,200        79,437
Quintel Entertainment,
  Incorporated *                          11,200        16,800
SFX Entertainment,
  Incorporated, Class A *                  8,600       550,400
Trimark Holdings,
  Incorporated *                           1,200         5,625
                                                  ------------
                                                       768,409


LIQUOR - 0.28%
Adolph Coors Company, Class B              5,400       267,300
                                                  ------------

METAL & METAL PRODUCTS - 0.07%
Lindberg Corporation                       5,700        64,125
                                                  ------------

MINING - 1.98%
Brush Wellman, Incorporated                8,000       145,000
Lincoln Electric Holding,
  Incorporated                            47,200       967,600
Pittston Company                           4,500        42,750
Stillwater Mining Company *               22,800       745,275
                                                  ------------
                                                     1,900,625

MOBILE HOMES - 0.65%
Liberty Homes, Incorporated                6,000        55,875
Skyline Corporation                       19,400       568,663
                                                  ------------
                                                       624,538

NEWSPAPERS - 0.30%
Media General, Incorporated                5,600       285,600
                                                  ------------

OFFICE FURNISHINGS &
SUPPLIES - 0.44%
Kimball International,
  Incorporated                            25,200       425,250
                                                  ------------

PAPER - 0.50%
Badger Paper Mills,
  Incorporated *                           2,300        16,675
Rock-Tenn Company                         28,000       467,250
                                                  ------------
                                                       483,925

PETROLEUM SERVICES - 0.46%
American Resources Offshore,
  Incorporated *                          34,400        11,825


                                          SHARES         VALUE
                                          ------         -----

PETROLEUM SERVICES-CONTINUED
Eagle Geophysical,
  Incorporated *                           1,362  $      1,021
Kaneb Services, Incorporated *             2,300         9,775
PS Group Holding, Incorporated             6,500        71,094
Seitel, Incorporated *                    21,200       343,175
                                                  ------------
                                                       436,890

PLASTICS - 0.00%
China Resources Development,
  Incorporated *                             480         1,980
                                                  ------------

POLLUTION CONTROL - 0.08%
Harding Lawson Associates
  Group *                                  5,300        45,050
MFRI, Incorporated *                       7,300        36,500
                                                  ------------
                                                        81,550

PUBLISHING - 0.95%
Courier Corporation *                        650        14,950
Esquire Communications, Ltd. *             2,000         4,312
Houghton Mifflin Company                  14,400       677,700
John H. Harland Company                   10,500       209,344
                                                  ------------
                                                       906,306

RAILROADS & EQUIPMENT - 0.02%
Greenbrier Company,
  Incorporated                             2,200        23,100
                                                  ------------

REAL ESTATE - 2.06%
AMREP Corporation *                       11,500        65,406
Camden Property Trust                      9,600       266,400
Captec Net Lease Realty,
  Incorporated                             2,200        29,838
Execl Legacy Corporation *                16,600        78,850
Hospitality Properties Trust
  SBI                                      2,500        67,812
Pacific Gulf Properties,
  Incorporated                            23,200       524,900
Pan Pacific Retail
  Properties, Incorporated                16,800       325,500
Prentiss Properties Trust                  4,200        98,700
Price Enterprises,
  Incorporated *                          26,100       187,594
Seibels Bruce Group,
  Incorporated *                           8,400        42,000
Sl Green Realty Corporation               11,300       230,944
Westfield America,
  Incorporated                             3,800        57,237
                                                  ------------
                                                     1,975,181


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
RETAIL GROCERY - 0.39%
Arden Group, Incorporated *                3,900      $163,800
Foodarama Supermarkets *                   2,100        62,738
Mexican Restaurants,
  Incorporated *                           2,000         8,500
Schultz Sav-O Stores,
  Incorporated                             1,800        28,800
Village Super Market,
  Incorporated *                           8,200       105,575
                                                  ------------
                                                       369,413

RETAIL TRADE - 5.02%
American Eagle Outfitters,
  Incorporated *                          28,600     1,301,300
BJ's Wholesale Club,
  Incorporated *                          35,000     1,052,187
Burlington Coat Factory
  Warehouse *                             18,700       361,144
Childrens Place Retail
  Stores, Incorporated *                  11,400       461,700
Cyberian Outpost,
  Incorporated *                           3,000        29,812
Filenes Basement Corporation *            10,900        15,669
Fossil, Incorporated *                     1,000        48,375
Freds, Incorporated                        7,900       123,437
Friedmans, Incorporated                    2,600        22,588
IPI, Incorporated *                        3,800        10,213
Loehmanns, Incorporated *                 16,100         1,771
Mays J W, Incorporated *                   3,800        19,000
Micro Warehouse, Incorporated *            4,100        73,287
Noodle Kidoodle, Incorporated *            2,800        14,875
Pamida Holdings Corporation *              4,000        46,000
Pep Boys-Manny, Moe & Jack                17,500       378,437
Sport Chalet, Incorporated *               5,200        31,850
Todays Manitoba, Incorporated *           26,300        29,588
Ultimate Electronics, Incorporated *       6,900       125,494
Zale Corporation *                        16,500       660,000
                                                  ------------
                                                     4,806,727

SHIPBUILDING - 0.67%
Avondale Industries,
  Incorporated *                          16,500       643,500
                                                  ------------

SOFTWARE - 3.35%
Activision, Incorporated *                14,800       215,525
Advent Software, Incorporated *            4,000       268,000
AVT Corporation                            4,000       151,500
Computer Network Technology *             12,500       270,312
CSP, Incorporated *                        9,801        64,932
Group 1 Software,
  Incorporated *                             300         2,663


                                          SHARES         VALUE
                                          ------         -----

SOFTWARE-CONTINUED
Imation Corporation *                     24,600      $610,387
Mentor Graphics Corporation *             21,600       276,750
Merant PLC *                                 500         9,750
Mercury Interactive
  Corporation *                           16,100       569,537
Pinnacle Systems,
  Incorporated *                           8,000       269,000
Symantec Corporation *                    19,000       484,500
Wall Data, Incorporated *                  2,300        21,994
                                                  ------------
                                                     3,214,850

STEEL - 0.86%
Pitt DesMoines, Incorporated               8,700       543,750
Quanex Corporation                         8,500       242,250
Steel Technologies,
  Incorporated                             3,800        35,863
Varlen Corporation                            62         2,511
                                                  ------------
                                                       824,374

TELECOMMUNICATIONS SERVICES - 1.69%
Atlantic Tele-Network,
  Incorporated *                           9,160        96,180
Commonwealth Telephone
  Enterprises *                            8,300       335,631
Incomnet, Incorporated *                   2,500         4,610
Mosaix, Incorporated *                     4,800        61,500
Polycom, Incorporated *                   11,700       456,300
Price Communications
  Corporation *                           44,062       660,930
                                                  ------------
                                                     1,615,151

TELEPHONE - 0.55%
Conestoga Enterprises,
  Incorporated                             9,300       202,275
Harmonic, Incorporated *                   3,400       195,288
Hector Communications
  Corporation *                            7,500        75,000
RMH Teleservices,
  Incorporated *                          13,600        53,550
                                                  ------------
                                                       526,113

TIRES & RUBBER - 0.33%
Myers Indiana, Incorporated               14,800       296,000
O'Sullivan Corporation                     1,300        15,844
                                                  ------------
                                                       311,844

TOYS, AMUSEMENTS &
SPORTING GOODS - 0.29%
Russ Berrie & Company,
  Incorporated                            11,200       277,200
                                                  ------------

TRANSPORTATION - 0.37%
International Aircraft
  Investors *                             11,100        78,394


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
TRANSPORTATION-CONTINUED
M.S. Carriers, Incorporated *              7,200  $    213,525
Marten Transport, Ltd. *                   5,600        67,200
                                                  ------------
                                                       359,119

TRUCKING & FREIGHT - 1.43%
Consolidated Freightways
  Corporation *                           26,400       339,075
Railtex, Incorporated *                    1,900        26,362
U.S. Freightways Corporation              15,500       717,844
Yellow Corporation *                      16,100       285,775
                                                  ------------
                                                     1,369,056

TOTAL COMMON STOCKS
(Cost: $71,913,977)                               $ 79,656,480
                                                  ------------

PRINCIPAL
AMOUNT                                                        VALUE
---------                                                     -----
SHORT TERM INVESTMENTS - 12.56%
$12,033,552    Navigator Securities Lending
               Trust, 4.97%                            $ 12,033,552
                                                       ------------

REPURCHASE AGREEMENTS - 4.33%
$4,150,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00% to be
               repurchased at $4,150,461 on
               07/01/1999, collateralized by
               $3,245,000 U.S. Treasury Bonds,
               8.750% due 08/15/2020 (valued at
               $4,234,644 including interest).         $  4,150,000
                                                       ------------

TOTAL INVESTMENTS   (SMALL COMPANY VALUE
TRUST)
(Cost: $88,148,445)                                    $ 95,840,032
                                                       ============


GLOBAL EQUITY TRUST


                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 86.30%
AUSTRALIA - 0.80%
CSR, Ltd.                              2,592,600  $  7,403,781
                                                  ------------

BELGIUM - 0.90%
Delhaize-Le Lion SA                      103,510     8,808,358
                                                  ------------

CANADA - 2.10%
BCT.Telus Communications,
  Incorporated                           531,505    12,702,603


                                          SHARES         VALUE
                                          ------         -----

CANADA-CONTINUED
Potash Corporation of
  Saskatchewan, Incorporated              12,205  $    631,609
Potash Corporation of
  Saskatchewan, Incorporated
  - CAD                                  142,295     7,358,753
                                                  ------------
                                                    20,692,965

DENMARK - 0.40%
Danisco A/S                               97,000     4,371,066
                                                  ------------

FRANCE - 7.40%
Bongrain SA                               17,463     6,588,636
Danone                                    69,380    17,880,098
Elf Aquitaine SA                         112,330    16,477,687
Michelin Cgde                             99,030     4,049,716
Pernod Ricard                             64,850     4,345,291
Rhone Poulenc SA                         282,700    12,912,881
SCOR                                     226,450    11,228,273
                                                  ------------
                                                    73,482,582

GERMANY - 4.40%
BASF AG                                  317,310    14,016,196
Bayer AG                                 172,000     7,163,172
VEBA AG                                  256,700    15,083,298
Volkswagen AG                            114,610     7,336,851
                                                  ------------
                                                    43,599,517

IRELAND - 2.30%
Bank Of Ireland *                        935,864    15,791,252
Green Property Company                 1,222,340     6,741,265
                                                  ------------
                                                    22,532,517

ITALY - 2.50%
Mediaset SPA                           1,201,979    10,680,700
Telecom Italia SPA RISP *              2,664,400    14,447,103
                                                  ------------
                                                    25,127,803

JAPAN - 8.00%
Daiichi Pharmaceutical Company           572,000     8,880,020
Fuji Photo Film Company                  371,000    14,046,292
Fujisawa Pharmaceutical
  Company, Ltd.                           38,000       618,831
Hitachi, Ltd.                            639,000     5,995,412
Kao Corporation                          736,000    20,686,120
Nippon Telegraph & Telephone
  Corporation                              2,149    25,048,276
Sumitomo Marine & Fire                   689,000     4,157,808
                                                  ------------
                                                    79,432,759

NETHERLANDS - 4.00%
ABN AMRO Holdings                        383,873     8,310,027
Benckiser NV                             165,800     8,844,850


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
NETHERLANDS-CONTINUED
International Nederlanded
  Groep NV                               227,202  $ 12,296,090
Koninklijke Philips
  Electronics NV                          96,600     9,524,840
                                                  ------------
                                                    38,975,807

PORTUGAL - 0.70%
Cimpor-Cimentos de Portugual
  SA                                     252,710     6,512,654
                                                  ------------

SPAIN - 3.50%
Iberdrola SA *                           994,000    15,124,058
Telefonica SA *                          392,880    18,966,171
                                                  ------------
                                                    34,090,229

SWEDEN - 0.90%
Nordbanken AB                          1,497,800     8,769,073
                                                  ------------

SWITZERLAND - 7.70%
Compagnie Financiere
  Richemont AG                            16,758    32,220,706
Holderbank Financiere Glarus,
  Ltd.                                     9,692    11,436,448
Nestle SA                                 15,150    27,287,731
Swisscom AG                               12,410     4,668,413
                                                  ------------
                                                    75,613,298

UNITED KINGDOM - 10.60%
Allied Domecq PLC                      1,277,200    12,280,440
Blue Circle Industries                 1,339,351     8,930,175
Burmah Castrol                           452,258     8,575,848
Imperial Tobacco                         923,300    10,121,972
J. Sainsbury                           1,776,556    11,201,188
Premier Farnell PLC, ADS                 930,200     3,482,292
Reckitt & Colman                       1,629,543    17,016,761
Royal & Sun Alliance                   1,415,097    12,680,660
Siebe                                  1,725,242     8,158,240
Wolseley PLC                             758,300     5,713,393
WPP Group PLC                            797,400     6,750,821
                                                  ------------
                                                   104,911,790

UNITED STATES - 30.10%
Albertsons, Incorporated *               515,859    26,598,980
Alcoa, Incorporated *                     75,200     4,653,000
B.F. Goodrich Company                    211,700     8,997,250
BJ's Wholesale Club,
  Incorporated *                         425,000    12,776,563
Boise Cascade Corporation                170,500     7,310,188
Borg-Warner Automotive,
  Incorporated *                         163,150     8,973,250
Cadiz, Incorporated *                    305,850     2,886,459
Chase Manhattan Corporation
                                         111,950     9,697,669


                                          SHARES         VALUE
                                          ------         -----

UNITED STATES-CONTINUED
Comsat Corporation, Series 1             529,000  $ 17,192,500
Data General Corporation *               630,950     9,188,209
Enhance Financial Services
  Group, Incorporated                    450,200     8,891,450
FINOVA Group, Incorporated               269,340    14,174,017
GenRad, Incorporated *                   485,100    10,096,144
Georgia-Pacific Corporation               92,900     4,401,138
Houghton Mifflin Company                 415,050    19,533,291
IBP, Incorporated                         97,000     2,303,750
Intelidata Technologies
  Corporation *                          963,600     2,409,000
MBIA, Incorporated                       267,550    17,323,862
Mellon Bank Corporation                  373,300    13,578,787
NCR Corporation *                         68,926     3,364,450
Noble Drilling Corporation *             277,690     5,467,022
PennCorp Financial Group,
  Incorporated *                          35,500        17,750
Pharmacia & Upjohn,
  Incorporated                            38,950     2,212,847
Philip Morris Companies,
  Incorporated                           860,750    34,591,391
Rite Aid Corporation                     165,800     4,082,825
Sears Roebuck & Company                    1,700        75,756
Tenneco, Incorporated                    219,200     5,233,400
Terra Nova Bermuda Holdings,
  Ltd., Class A                          213,200     5,743,075
Tupperware Corporation                   338,500     8,631,750
U.S. Bancorp                             123,600     4,202,400
Unicom Corporation                       467,750    18,037,609
UST Corporation                          155,600     4,706,900
                                                  ------------
                                                   297,352,682

TOTAL COMMON STOCKS
(Cost: $711,141,874)                              $851,676,881
                                                  ------------


PRINCIPAL
AMOUNT                                                         VALUE
---------                                                      -----
SHORT TERM INVESTMENTS - 6.70%
$66,675,079    Navigator Securities Lending
               Trust, 4.97%                             $ 66,675,079
                                                        ------------

REPURCHASE AGREEMENTS - 7.00%
$68,992,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00% to be
               repurchased at $68,999,666 on
               07/01/1999, collateralized by
               $62,555,000 U.S. Treasury Bonds,
               7.50% due 11/15/2016 (valued at
               $70,374,375 including interest).         $ 68,992,000
                                                        ------------

TOTAL INVESTMENTS   (GLOBAL EQUITY TRUST)
(Cost: $846,808,953)                                    $987,343,960
                                                        ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


The Trust had the following five top industry concentrations at June 30, 1999 (as a percentage of total investments):

Food & Beverages                     9.70%
Tobacco                              7.79%
Banking                              6.11%
Insurance                            5.86%
Telecommunications Services          5.56%


GROWTH TRUST


                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 93.80%
AEROSPACE - 1.36%
Cordant Technologies,
  Incorporated                           102,000  $  4,609,125
United Technologies
  Corporation                             24,800     1,777,850
                                                  ------------
                                                     6,386,975

APPAREL & TEXTILES - 1.90%
Intimate Brands,
  Incorporated, Class A                   81,795     3,875,038
Shaw Industries, Incorporated *          306,000     5,049,000
                                                  ------------
                                                     8,924,038

AUTO PARTS - 0.43%
Meritor Automotive,
  Incorporated                            78,700     2,006,850
                                                  ------------

BANKING - 0.22%
Firstar Corporation                       37,240     1,042,720
                                                  ------------

BROADCASTING - 1.28%
MediaOne Group, Incorporated *            81,100     6,031,813
                                                  ------------

BUSINESS SERVICES - 1.93%
American Management Systems,
  Incorporated *                          79,900     2,561,794
SABRE Group Holdings,
  Incorporated, Class A *                 30,000     2,062,500
Viad Corporation                         144,100     4,458,094
                                                  ------------
                                                     9,082,388

CHEMICALS - 0.24%
Cytec Industries,
  Incorporated *                          35,000     1,115,625
                                                  ------------

COMPUTERS & BUSINESS
EQUIPMENT - 17.09%
America Online, Incorporated *           107,400    11,867,700
Cisco Systems, Incorporated *            240,000    15,480,000
Dell Computer Corporation *               85,000     3,145,000


                                          SHARES         VALUE
                                          ------         -----

COMPUTERS & BUSINESS
EQUIPMENT-CONTINUED
EMC Corporation *                        154,800  $  8,514,000
Hewlett-Packard Company                   93,800     9,426,900
Ingram Micro, Incorporated,
  Class A *                              155,000     3,991,250
International Business
  Machines Corporation                    60,900     7,871,325
Seagate Technology,
  Incorporated *                          41,900     1,073,688
Sun Microsystems,
  Incorporated *                          79,200     5,454,900
Tandy Corporation                        160,800     7,859,100
Veritas Software Corporation *            59,000     5,601,312
                                                  ------------
                                                    80,285,175

DRUGS & HEALTH CARE - 14.95%
Abbott Laboratories *                    102,700     4,672,850
American Home Products
  Corporation *                           50,000     2,875,000
Amgen, Incorporated *                     69,700     4,242,988
Bristol-Myers Squibb Company             174,300    12,277,256
Eli Lilly & Company                       50,000     3,581,250
Johnson & Johnson                        133,400    13,073,200
Merck & Company, Incorporated            126,200     9,338,800
Pacificare Health Systems,
  Class B *                               68,300     4,913,331
Pfizer, Incorporated                      49,600     5,443,600
Schering-Plough Corporation              185,400     9,826,200
                                                  ------------
                                                    70,244,475

ELECTRICAL EQUIPMENT - 4.91%
General Electric Company                 204,200    23,074,600
                                                  ------------

ELECTRONICS - 10.57%
Applied Materials,
  Incorporated *                         111,100     8,207,512
Intel Corporation                        205,200    12,209,400
Lexmark International Group,
  Incorporated, Class A *                 56,000     3,699,500
Lucent Technologies,
  Incorporated                           223,100    15,045,306
Tellabs, Incorporated *                  117,000     7,904,813
Texas Instruments,
  Incorporated                            18,000     2,610,000
                                                  ------------
                                                    49,676,531

FINANCIAL SERVICES - 4.73%
American Express Company *                25,000     3,253,125
Citigroup, Incorporated                  142,450     6,766,375
Federal Home Loan Mortgage
  Corporation                            121,700     7,058,600


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
FINANCIAL SERVICES-CONTINUED
Federal National Mortgage
  Association                             75,200  $  5,141,800
                                                  ------------
                                                    22,219,900

FOOD & BEVERAGES - 3.58%
International Home Foods,
  Incorporated *                          98,200     1,810,563
Interstate Bakeries
  Corporation                            201,700     4,525,644
Suiza Foods Corporation *                 78,100     3,270,437
The Coca-Cola Company                    115,600     7,225,000
                                                  ------------
                                                    16,831,644

HOTELS & RESTAURANTS - 0.14%
McDonalds Corporation                     15,800       652,738
                                                  ------------

HOUSEHOLD PRODUCTS - 2.57%
Lancaster Colony Corporation             138,050     4,762,725
Procter & Gamble Company                  82,000     7,318,500
                                                  ------------
                                                    12,081,225

INSURANCE - 2.15%
Conseco, Incorporated                    178,200     5,423,963
Equitable Companies,
  Incorporated                            69,800     4,676,600
                                                  ------------
                                                    10,100,563


NEWSPAPERS - 1.13%
Tribune Company                           61,000     5,314,625
                                                  ------------

PAPER - 0.42%
Kimberly-Clark Corporation                35,000     1,995,000
                                                  ------------

RETAIL GROCERY - 1.15%
Safeway, Incorporated *                  109,200     5,405,400
                                                  ------------

RETAIL TRADE - 10.01%
Best Buy Company,
  Incorporated *                          97,700     6,594,750
Dayton Hudson Corporation                 92,800     6,032,000
GAP, Incorporated                        146,700     7,390,012
Home Depot, Incorporated                 130,100     8,383,319
Lowe's Companies, Incorporated            26,700     1,513,556
Sears Roebuck & Company                   43,400     1,934,013
Wal-Mart Stores, Incorporated            314,900    15,193,925
                                                  ------------
                                                    47,041,575


                                          SHARES         VALUE
                                          ------         -----

SOFTWARE - 6.05%
BMC Software, Incorporated *             100,000  $  5,400,000
Microsoft Corporation *                  255,100    23,006,831
                                                  ------------
                                                    28,406,831

TELECOMMUNICATIONS SERVICES - 1.04%
MCI WorldCom, Incorporated *              56,500     4,862,531
                                                  ------------

TELEPHONE - 3.69%
American Telephone &
  Telegraph Corporation *                 65,200     3,638,975
Bell Atlantic Corporation *               87,900     5,746,462
SBC Communications,
  Incorporated                           137,400     7,969,200
                                                  ------------
                                                    17,354,637

TOBACCO - 2.26%
Philip Morris Companies,
  Incorporated                           264,200    10,617,537
                                                  ------------

TOTAL COMMON STOCKS
(Cost: $397,184,421)                              $440,755,396
                                                  ------------


PRINCIPAL
AMOUNT                                                       VALUE
---------                                                    -----
SHORT TERM INVESTMENTS - 5.04%
$23,425,753    Navigator Securities Lending
               Trust, 4.97%                           $ 23,425,753
               United States Treasury Bills, ***
    230,000    zero coupon due 09/16/1999                  227,771
     25,000    zero coupon due 09/23/1999                   24,735
                                                      ------------
                                                      $ 23,678,259

REPURCHASE AGREEMENTS - 1.16%
$5,447,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $5,447,605 on
               07/01/1999, collateralized by
               $4,820,000 U.S. Treasury Bonds,
               7.50% due 11/15/2024 (valued at
               $5,561,075, including interest)        $  5,447,000
                                                      ------------

TOTAL INVESTMENTS   (GROWTH TRUST)  (Cost:
$426,309,673)                                         $469,880,655
                                                      ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


LARGE CAP GROWTH TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 89.87%
AEROSPACE - 1.18%
Boeing Company *                           7,200  $    318,150
Cordant Technologies,
  Incorporated                            25,800     1,165,837
General Dynamics Corporation              16,800     1,150,800
Litton Industries, Incorporated *         14,100     1,011,675
                                                  ------------
                                                     3,646,462

AIR TRAVEL - 0.67%
AMR Corporation *                         18,100     1,235,325
Southwest Airlines Company                27,150       845,044
                                                  ------------
                                                     2,080,369

BANKING - 2.38%
Bank of New York,
  Incorporated *                          46,200     1,694,963
BankBoston Corporation                    15,000       766,875
Comerica, Incorporated                    12,700       754,856
Commonwealth Bank *                       33,500       532,591
Fleet Financial Group,
  Incorporated                            27,696     1,229,010
HSBC Holdings *                           15,800       559,859
Mellon Bank Corporation                   17,200       625,650
State Street Boston
  Corporation                             14,100     1,203,788
                                                  ------------
                                                     7,367,592

BROADCASTING - 4.63%
Cablevision Systems
  Corporation, Class A *                  35,200     2,464,000
Canal Plus *                               1,900       532,939
CBS Corporation *                         80,407     3,492,679
Comcast Corporation, Class A              92,200     3,543,938
Fox Entertainment Group,
  Incorporated, Class A *                 74,400     2,004,150
MediaOne Group, Incorporated *            24,200     1,799,875
TV Francaise *                             2,200       512,539
                                                  ------------
                                                    14,350,120

BUSINESS SERVICES - 3.67%
At Home Corporation, Series A *           13,600       733,550
Automatic Data Processing,
  Incorporated *                          47,800     2,103,200
First Data Corporation                    33,500     1,639,406
Legato Systems, Incorporated *            15,500       895,125
OmniCom Group, Incorporated               15,300     1,224,000
Quintiles Transnational
  Corporation *                           33,000     1,386,000
TMP Worldwide, Incorporated *             24,400     1,549,400


                                          SHARES         VALUE
                                          ------         -----

BUSINESS SERVICES-CONTINUED
WPP Group PLC                             10,300  $    883,225
Yahoo, Incorporated *                      5,600       964,600
                                                  ------------
                                                    11,378,506

CHEMICALS - 0.81%
Monsanto Company                          44,800     1,766,800
Union Carbide Corporation                 15,100       736,125
                                                  ------------
                                                     2,502,925

COMPUTERS & BUSINESS
EQUIPMENT - 7.33%
America Online, Incorporated *            21,800     2,408,900
Cisco Systems, Incorporated *            111,250     7,175,625
Citrix Systems, Incorporated *            21,100     1,192,150
Dell Computer Corporation *               82,600     3,056,200
EMC Corporation *                         45,500     2,502,500
Hewlett-Packard Company                   48,900     4,914,450
International Business
  Machines Corporation                    11,400     1,473,450
                                                  ------------
                                                    22,723,275

CONTAINERS & GLASS - 0.94%
Crown Cork & Seal,
  Incorporated                            32,100       914,850
Owens-Illinois, Incorporated *            60,700     1,984,131
                                                  ------------
                                                     2,898,981

DOMESTIC OIL - 0.51%
USX-Marathon Group                        48,400     1,576,025
                                                  ------------

DRUGS & HEALTH CARE - 14.53%
Abbott Laboratories *                     65,500     2,980,250
Affymetrix, Incorporated *                31,800     1,570,125
ALZA Corporation *                        12,500       635,938
American Home Products
  Corporation *                           32,500     1,868,750
Amgen, Incorporated *                     60,400     3,676,850
Banyu Pharmaceutical Company,
  Ltd. *                                  46,000       760,519
Becton Dickinson & Company *               8,700       261,000
Bristol-Myers Squibb Company              54,200     3,817,712
Eli Lilly & Company                       61,400     4,397,775
First Health Group
  Corporation *                           32,300       696,469
Genzyme Corporation *                     20,300       984,550
Genzyme Surgical Products *                3,634        14,763
Guidant Corporation *                     28,400     1,460,825
Johnson & Johnson                         36,300     3,557,400
Medtronic, Incorporated                   11,800       918,925
Merck & Company, Incorporated            112,200     8,302,800
Pfizer, Incorporated                      36,200     3,972,950


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
DRUGS & HEALTH CARE-CONTINUED
QLT PhotoTherapeutics,
  Incorporated *                          12,200  $    671,000
Schering-Plough Corporation               41,300     2,188,900
SmithKline Beecham PLC, ADR               22,100     1,459,981
Watson Pharmaceuticals,
  Incorporated *                          23,500       823,969
                                                  ------------
                                                    45,021,451

ELECTRICAL EQUIPMENT - 3.87%
Emerson Electric Company                  17,700     1,112,888
General Electric Company                  92,500    10,452,500
Mitsubishi Electric
  Corporation *                          109,000       418,988
                                                  ------------
                                                    11,984,376

ELECTRIC UTILITIES - 0.39%
AES Corporation *                         20,700     1,203,187
                                                  ------------

ELECTRONICS - 7.95%
Altera Corporation *                      25,300       931,356
Applied Materials,
  Incorporated *                          13,600     1,004,700
Boston Scientific Corporation *           34,900     1,533,419
Electronic Data Systems
  Corporation                              4,700       265,844
General Instrument
  Corporation *                           20,600       875,500
Intel Corporation                        104,200     6,199,900
KLA-Tencor Corporation *                  14,000       908,250
Linear Technology Corporation             10,700       719,575
Lucent Technologies,
  Incorporated                            62,824     4,236,693
Micron Technology,
  Incorporated *                          13,500       544,219
Motorola, Incorporated *                  23,300     2,207,675
Newbridge Networks
  Corporation *                            6,300       181,125
Newbridge Networks
  Corporation - CAD *                     16,300       464,924
Raytheon Company, Class B                 19,900     1,400,462
Texas Instruments,
  Incorporated                            21,800     3,161,000
                                                  ------------
                                                    24,634,642

FINANCIAL SERVICES - 3.62%
American Express Company *                11,600     1,509,450
Association First Capital
  Corporation, Class A *                  35,968     1,593,832
Citigroup, Incorporated                   28,400     1,349,000
Federal Home Loan Mortgage
  Corporation                             25,300     1,467,400


                                          SHARES         VALUE
                                          ------         -----

FINANCIAL SERVICES-CONTINUED
Federal National Mortgage
  Association                             55,400  $  3,787,975
Hartford Financial Services
  Group, Incorporated                     11,700       682,256
Household International,
  Incorporated                            17,586       833,137
                                                  ------------
                                                    11,223,050

FOOD & BEVERAGES - 2.25%
H.J. Heinz Company                        28,600     1,433,575
PepsiCo, Incorporated                     38,600     1,493,337
Quaker Oats Company                       16,600     1,101,825
The Coca-Cola Company                     47,200     2,950,000
                                                  ------------
                                                     6,978,737

GOLD - 0.57%
Barrick Gold Corporation *                23,600       457,250
Barrick Gold Corporation -
  CAD *                                    4,900        94,506
Newmont Mining Corporation                28,900       574,388
Placer Dome, Incorporated                 50,900       601,256
Placer Dome, Incorporated - CAD *          4,300        49,935
                                                  ------------
                                                     1,777,335

HOTELS & RESTAURANTS - 0.93%
McDonalds Corporation                     69,500     2,871,219
                                                  ------------

HOUSEHOLD PRODUCTS - 2.31%
Gillette Company                          56,000     2,296,000
Procter & Gamble Company                  54,300     4,846,275
                                                  ------------
                                                     7,142,275

INDUSTRIAL MACHINERY - 0.28%
AptarGroup, Incorporated *                29,100       873,000
BBA Group PLC *                              189         1,448
                                                  ------------
                                                       874,448

INSURANCE - 1.58%
American International Group,
  Incorporated *                          29,097     3,406,168
CIGNA Corporation                         16,900     1,504,100
                                                  ------------
                                                     4,910,268

INTERNATIONAL OIL - 1.61%
Exxon Corporation                         36,600     2,822,775
Halliburton Company                       20,400       923,100
Texaco, Incorporated                      20,000     1,250,000
                                                  ------------
                                                     4,995,875

LEISURE TIME - 1.54%
CNET, Incorporated *                      12,300       708,787
Seagram, Ltd.                             16,200       806,975
The Walt Disney Company *                105,757     3,258,638
                                                  ------------
                                                     4,774,400


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
LIQUOR - 0.86%
Anheuser-Busch Companies,
  Incorporated *                          37,700  $  2,674,344
                                                  ------------

NEWSPAPERS - 1.63%
New York Times Company, Class A           66,300     2,440,669
Tribune Company                           29,900     2,605,037
                                                  ------------
                                                     5,045,706

PAPER - 1.50%
Champion International
  Corporation                             20,700       991,013
Minnesota Mining &
  Manufacturing Company                   35,100     3,051,506
Smurfit Container Corporation *           29,300       602,481
                                                  ------------
                                                     4,645,000

PETROLEUM SERVICES - 1.61%
Baker Hughes, Incorporated *              24,500       820,750
Schlumberger *                             9,800       597,800
Schlumberger, Ltd.                        30,800     1,961,575
Total SA, ADR *                           24,946     1,607,458
                                                  ------------
                                                     4,987,583

PUBLISHING - 1.33%
Reuters Group PLC                         33,100     2,683,169
Time Warner, Incorporated                 19,500     1,433,250
                                                  ------------
                                                     4,116,419

RETAIL GROCERY - 0.69%
Albertsons, Incorporated *                15,700       809,531
Safeway, Incorporated *                   26,900     1,331,550
                                                  ------------
                                                     2,141,081

RETAIL TRADE - 5.65%
CVS Corporation                           30,600     1,552,950
Dayton Hudson Corporation                 47,200     3,068,000
Federated Department Stores,
  Incorporated *                          30,500     1,614,594
Home Depot, Incorporated                  44,700     2,880,356
Michael's Stores,
  Incorporated *                          25,400       777,875
Staples, Incorporated *                   36,700     1,135,406
TJX Companies, Incorporated               35,300     1,175,931
Wal-Mart Stores, Incorporated             77,200     3,724,900
Walgreen Company                          53,800     1,580,375
                                                  ------------
                                                    17,510,387


                                         SHARES          VALUE
                                         ------          -----

SANITARY SERVICES - 0.32%
Waste Management,
  Incorporated *                          18,700  $  1,005,125
                                                  ------------

SOFTWARE - 4.27%
Microsoft Corporation *                  139,800    12,608,212
Shared Medical Systems
  Corporation                              9,420       614,655
                                                  ------------
                                                    13,222,867


TELECOMMUNICATIONS SERVICES - 2.72%
MCI WorldCom, Incorporated *              51,427     4,425,936
Metromedia Fiber Network,
  Incorporated, Class A *                 18,700       672,031
Nextel Communications,
  Incorporated, Class A *                 16,100       808,019
Univision Communications,
  Incorporated, Class A *                 18,000     1,188,000
Vodafone Group PLC, ADR                    6,850     1,349,450
                                                  ------------
                                                     8,443,436


TELEPHONE - 3.08%
Alltel Corporation *                      19,000     1,358,500
American Telephone &
  Telegraph Corporation *                 36,241     2,022,701
American Telephone &
  Telegraph Corporation,
  Class A *                               60,100     2,208,675
DDI Corporation *                            102       634,917
SBC Communications,
  Incorporated                            22,445     1,301,810
Sprint Corporation                        38,300     2,022,719
                                                  ------------
                                                     9,549,322


TOBACCO - 2.34%
Philip Morris Companies,
  Incorporated                           180,800     7,265,900
                                                  ------------


TOYS, AMUSEMENTS &
SPORTING GOODS - 0.32%
Hasbro, Incorporated                      35,000       977,813
                                                  ------------

TOTAL COMMON STOCKS
(Cost: $257,174,269)                              $278,500,501
                                                  ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
WARRANTS - 0.05%
SOFTWARE - 0.05%
Rhythms NetConnections,
  Incorporated *, (Expiration
  date 05/15/2008, Strike Price
  $0.01)                                   1,140  $    164,160
                                                  ------------

TOTAL WARRANTS
(Cost: $0)                                        $    164,160
                                                  ------------

PRINCIPAL
AMOUNT                                                      VALUE
---------                                                   -----
SHORT TERM INVESTMENTS - 5.90%
$18,271,861    Navigator Securities Lending
               Trust, 4.97%                          $ 18,271,861
                                                     ------------



REPURCHASE AGREEMENTS - 4.18%
$12,940,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.25%, to be
               repurchased at $12,941,528 on
               07/01/1999, collateralized by
               $11,650,000 U.S. Treasury Bonds,
               7.25% due 08/15/2022 (valued at
               $13,199,159, including interest)      $ 12,940,000
                                                     ------------

TOTAL INVESTMENTS   (LARGE CAP GROWTH
TRUST)  (Cost: $288,386,130)                         $309,876,522
                                                     ============

QUANTITATIVE EQUITY TRUST


                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 89.12%
AIR TRAVEL - 0.45%
Galileo International,
  Incorporated                            32,500    $1,736,719
                                                  ------------

APPAREL & TEXTILES - 0.22%
Shaw Industries, Incorporated *           52,100       859,650
                                                  ------------

AUTOMOBILES - 2.38%
Ford Motor Company                        87,600     4,943,925
General Motors Corporation                52,000     3,432,000
PACCAR, Incorporated                      16,700       891,362
                                                  ------------
                                                     9,267,287


                                          SHARES         VALUE
                                          ------         -----

BANKING - 8.71%
AmSouth Bancorporation *                  45,750    $1,060,828
Bank America Corporation *                57,100     4,186,144
Bank One Corporation                      81,420     4,849,579
Charter One Financial,
  Incorporated                            40,500     1,126,406
First Union Corporation                   70,300     3,304,100
Fleet Financial Group,
  Incorporated                            88,300     3,918,313
MBNA Corporation                         171,000     5,236,875
Providian Financial
  Corporation                             15,700     1,467,950
Telebanc Financial
  Corporation *                           10,000       387,500
U.S. Bancorp                             112,000     3,808,000
Washington Mutual,
  Incorporated                           128,500     4,545,687
                                                  ------------
                                                    33,891,382

BROADCASTING - 0.06%
Adelphia Communications
  Corporation, Class A *                   3,900       248,138
                                                  ------------

BUSINESS SERVICES - 1.69%
Outsource International,
  Incorporated *                          75,000       285,938
TMP Worldwide, Incorporated *              8,600       546,100
Tyco International, Ltd.                  38,400     3,638,400
Valassis Communications,
  Incorporated *                          32,650     1,195,806
Yahoo, Incorporated *                      5,400       930,150
                                                  ------------
                                                     6,596,394

CHEMICALS - 1.76%
B.F. Goodrich Company                     22,800       969,000
Monsanto Company                         120,700     4,760,106
Waters Corporation *                      21,200     1,126,250
                                                  ------------
                                                     6,855,356

COMPUTERS & BUSINESS
EQUIPMENT - 9.19%
America Online, Incorporated *            25,500     2,817,750
Cisco Systems, Incorporated *             86,400     5,572,800
Compaq Computer Corporation              110,400     2,615,100
CSG Systems International,
  Incorporated *                          15,600       408,525
EMC Corporation *                        122,300     6,726,500
Hewlett-Packard Company                   33,200     3,336,600
International Business
  Machines Corporation                    31,800     4,110,150
Pixar *                                   22,000       948,750
Sun Microsystems,
  Incorporated *                          80,000     5,510,000
Xerox Corporation                         62,600     3,697,312
                                                  ------------
                                                    35,743,487


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
CONSTRUCTION MATERIALS - 0.80%
Masco Corporation                        107,200    $3,095,400
                                                  ------------

COSMETICS & TOILETRIES - 1.31%
Avon Products, Incorporated               74,300     4,123,650
Estee Lauder Companies,
  Incorporated, Class A                   19,400       972,425
                                                  ------------
                                                     5,096,075

CRUDE PETROLEUM &
NATURAL GAS - 1.57%
Sunoco, Incorporated                     186,500     5,629,968
Union Pacific Resources
  Group, Incorporated                     28,300       461,644
                                                  ------------
                                                     6,091,612


DOMESTIC OIL - 0.91%
USX-Marathon Group                       109,300     3,559,081
                                                  ------------

DRUGS & HEALTH CARE - 9.17%
Allergan, Incorporated                    15,600     1,731,600
Amgen, Incorporated *                    140,600     8,559,025
Becton Dickinson & Company *             137,000     4,110,000
Eli Lilly & Company                       48,700     3,488,137
Guidant Corporation *                     90,100     4,634,519
McKesson, Incorporated                    60,500     1,943,563
Medimmune, Incorporated *                 21,500     1,456,625
Medtronic, Incorporated                   54,100     4,213,037
United Healthcare Corporation             32,500     2,035,313
Warner-Lambert Company                    50,600     3,510,375
                                                  ------------
                                                    35,682,194

ELECTRICAL EQUIPMENT - 1.65%
General Electric Company                  56,700     6,407,100
                                                  ------------

ELECTRIC UTILITIES - 0.74%
Energy East Corporation                   19,200       499,200
Florida Progress Corporation              23,300       962,581
PECO Energy Company                       33,900     1,419,563
                                                  ------------
                                                     2,881,344

ELECTRONICS - 6.54%
Adaptec, Incorporated *                   32,000     1,130,000
Electronics For Imaging,
  Incorporated *                          22,500     1,155,937
Intel Corporation                         64,500     3,837,750
KLA-Tencor Corporation *                  15,100       979,613
Lexmark International Group,
  Incorporated, Class A *                 15,800     1,043,788
Linear Technology Corporation             67,400     4,532,650


                                          SHARES         VALUE
                                          ------         -----

ELECTRONICS-CONTINUED
Lucent Technologies,
  Incorporated                            91,575    $6,175,589
Scientific-Atlanta, Incorporated          28,400     1,022,400
Texas Instruments, Incorporated           34,400     4,988,000
Uniphase Corporation *                     3,600       597,600
                                                  ------------
                                                    25,463,327

FINANCIAL SERVICES - 5.46%
American Express Company *                29,400     3,825,675
Capital One Financial
  Corporation                              5,100       284,006
Charles Schwab Corporation                46,750     5,136,656
Citigroup, Incorporated                   98,300     4,669,250
Federal National Mortgage
  Association                             55,000     3,760,625
Morgan Stanley Dean Witter &
  Company                                 35,000     3,587,500
                                                  ------------
                                                    21,263,712

FOOD & BEVERAGES - 1.66%
H.J. Heinz Company                        40,900     2,050,113
Nabisco Group Holding
  Corporation                            129,400     2,531,387
Pepsi Bottling Group,
  Incorporated                            47,500     1,095,469
Supervalu, Incorporated                   30,000       770,625
                                                  ------------
                                                     6,447,594

FOREST PRODUCTS - 1.02%
Georgia-Pacific Corporation               84,000     3,979,500
                                                  ------------

GAS & PIPELINE UTILITIES - 1.07%
Coastal Corporation                       79,500     3,180,000
El Paso Energy Corporation                28,400       999,325
                                                  ------------
                                                     4,179,325

HOMEBUILDERS - 0.28%
Centex Corporation *                      29,000     1,089,313
                                                  ------------

HOTELS & RESTAURANTS - 0.67%
Brinker International,
  Incorporated *                          40,300     1,095,656
Darden Restaurants,
  Incorporated                            69,100     1,507,244
                                                  ------------
                                                     2,602,900

INSURANCE - 2.96%
AFLAC, Incorporated *                     24,300     1,163,363
American International Group,
  Incorporated *                          38,600     4,518,612


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
INSURANCE-CONTINUED
Marsh & McLennan Companies,
  Incorporated                            77,550  $  5,855,025
                                                  ------------
                                                    11,537,000

LEISURE TIME - 1.18%
Carnival Corporation, Class A             94,900     4,602,650
                                                  ------------

PAPER - 0.51%
Boise Cascade Corporation                 20,900       896,087
Mead Corporation                          25,800     1,077,150
                                                  ------------
                                                     1,973,237

PETROLEUM SERVICES - 0.12%
Global Marine, Incorporated *             31,000       478,563
                                                  ------------

POLLUTION CONTROL - 1.21%
Browning-Ferris Industries,
  Incorporated                           109,400     4,704,200
                                                  ------------

PUBLISHING - 1.16%
Time Warner, Incorporated                 61,400     4,512,900

REAL ESTATE - 1.05%
Equity Residential Properties
  Trust SBI                               32,300     1,455,519
Simon Property Group,
  Incorporated                           103,800     2,633,925
                                                  ------------
                                                     4,089,444

RETAIL GROCERY - 2.89%
Albertsons, Incorporated *                75,600     3,898,125
Kroger Company *                         163,200     4,559,400
Safeway, Incorporated *                   56,100     2,776,950
                                                  ------------
                                                    11,234,475

RETAIL TRADE - 9.64%
Abercrombie & Fitch Company,
  Class A *                               41,800     2,006,400
Amazon.com, Incorporated *                16,000     2,002,000
Best Buy Company,
  Incorporated *                          24,200     1,633,500
CVS Corporation                           86,500     4,389,875
Dayton Hudson Corporation                 44,600     2,899,000
GAP, Incorporated                        111,825     5,633,184
Home Depot, Incorporated                  42,100     2,712,819
Lowe's Companies, Incorporated            76,300     4,325,256
Staples, Incorporated *                  195,950     6,062,203
TJX Companies, Incorporated               51,900     1,728,919
Wal-Mart Stores, Incorporated             85,000     4,101,250
                                                  ------------
                                                    37,494,406


                                          SHARES         VALUE
                                          ------         -----

SOFTWARE - 4.08%
Microsoft Corporation *                  104,200  $  9,397,537
Oracle Systems Corporation *             104,050     3,862,856
Siebel Systems, Incorporated *            18,700     1,241,213
USA Networks, Incorporated *              34,100     1,368,263
                                                  ------------
                                                    15,869,869

STEEL - 0.23%
Alaska Steel Holding
  Corporation                             39,100       879,750
                                                  ------------

TELECOMMUNICATIONS SERVICES - 3.02%
MCI WorldCom, Incorporated *              62,270     5,359,112
Metromedia Fiber Network,
  Incorporated, Class A *                 27,300       981,094
Vodafone Group PLC, ADR                   27,450     5,407,650
                                                  ------------
                                                    11,747,856

TELEPHONE - 2.25%
American Telephone &
  Telegraph Corporation *                 74,200     4,141,287
Bell Atlantic Corporation *               58,400     3,817,900
Qwest Communications
  International, Incorporated *           23,600       780,275
                                                  ------------
                                                     8,739,462

TOBACCO - 1.51%
Philip Morris Companies,
  Incorporated                           112,500     4,521,094
R.J. Reynolds Tobacco
  Holdings, Incorporated *                43,133     1,358,689
                                                  ------------
                                                     5,879,783

TOTAL COMMON STOCKS
(Cost: $314,165,695)                              $346,780,485
                                                  ------------

PRINCIPAL
AMOUNT                                                      VALUE
---------                                                   -----
SHORT TERM INVESTMENTS - 4.40%
$17,105,807    Navigator Securities Lending
               Trust, 4.97%                          $ 17,105,807
                                                     ------------

REPURCHASE AGREEMENTS - 6.48%
$25,235,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.70% to be
               repurchased at $25,238,295 on
               07/15/1999, collaterized by
               $25,355,000 U.S. Treasury Notes,
               5.75% due 08/15/2003 (valued at
               $25,740,219 including interest).      $ 25,235,000
                                                     ------------

TOTAL INVESTMENTS   (QUANTITATIVE EQUITY
TRUST)  (Cost: $356,506,502)                         $389,121,292
                                                     ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


BLUE CHIP GROWTH TRUST

                                          SHARES         VALUE
                                          ------         -----
COMMON STOCKS - 93.70%
AEROSPACE - 1.44%
AlliedSignal, Incorporated *             348,500  $ 21,955,500
                                                  ------------

AIR TRAVEL - 0.56%
Galileo International,
  Incorporated                           160,300     8,566,031
                                                  ------------

APPAREL & TEXTILES - 0.69%
NIKE, Incorporated, Class B              134,600     8,521,863
Warnaco Group, Incorporated,
  Class A                                 75,900     2,030,325
                                                  ------------
                                                    10,552,188


AUTO PARTS - 1.14%
Danaher Corporation                      297,300    17,280,563
                                                  ------------

BANKING - 4.70%
Bank America Corporation *               276,600    20,278,237
Bank of New York,
  Incorporated *                         430,900    15,808,644
Bank One Corporation                      25,100     1,495,019
Chase Manhattan Corporation              127,000    11,001,375
Firstar Corporation                       75,300     2,108,400
Mellon Bank Corporation                  429,800    15,633,975
State Street Boston
  Corporation                             61,100     5,216,412
                                                  ------------
                                                    71,542,062

BROADCASTING - 4.17%
CBS Corporation *                        428,000    18,591,250
Clear Channel Communications *           156,700    10,802,506
Fox Entertainment Group,
  Incorporated, Class A *                306,800     8,264,425
Infinity Broadcasting
  Corporation, Class A *                 330,400     9,829,400
MediaOne Group, Incorporated *           214,500    15,953,438
                                                  ------------
                                                    63,441,019

BUSINESS SERVICES - 7.13%
Automatic Data Processing,
  Incorporated *                         240,200    10,568,800
Cendant Corporation *                    126,300     2,589,150
Concord EFS, Incorporated *               76,300     3,228,444
First Data Corporation                   264,800    12,958,650
H & R Block, Incorporated *              152,200     7,610,000
IMS Health, Incorporated                 100,300     3,134,375


                                          SHARES         VALUE
                                          ------         -----

BUSINESS SERVICES-CONTINUED
Newell Rubbermaid,
  Incorporated                            58,200  $  2,706,300
Nokia Corporaton, ADR                     81,500     7,462,343
OmniCom Group, Incorporated              164,600    13,168,000
SunGuard Data Systems,
  Incorporated *                         125,800     4,340,100
Tyco International, Ltd.                 428,848    40,633,348
                                                  ------------
                                                   108,399,510

CHEMICALS - 0.32%
Great Lakes Chemical
  Corporation                            105,800     4,873,413
                                                  ------------

COMPUTERS & BUSINESS
EQUIPMENT - 5.44%
America Online, Incorporated *           104,000    11,492,000
Ceridian Corporation *                   101,600     3,321,050
Cisco Systems, Incorporated *            252,550    16,289,475
Dell Computer Corporation *              225,000     8,325,000
EMC Corporation *                        151,600     8,338,000
Hewlett-Packard Company                  186,700    18,763,350
International Business
  Machines Corporation                    64,000     8,272,000
Sun Microsystems,
  Incorporated *                         115,700     7,968,837
                                                  ------------
                                                    82,769,712

CONSTRUCTION MATERIALS - 0.52%
Masco Corporation                        275,000     7,940,625
                                                  ------------

DOMESTIC OIL - 0.10%
Amerada Hess Corporation *                25,300     1,505,350
                                                  ------------

DRUGS & HEALTH CARE - 12.91%
American Home Products
  Corporation *                          228,500    13,138,750
Amgen, Incorporated *                     83,600     5,089,150
Baxter International,
  Incorporated *                          82,100     4,977,313
Biogen, Incorporated *                   119,200     7,666,050
Bristol-Myers Squibb Company             394,800    27,808,725
Cardinal Health, Incorporated            125,097     8,021,845
Eli Lilly & Company                      179,000    12,820,875
Johnson & Johnson                        170,300    16,689,400
Medtronic, Incorporated                    6,300       490,613
Merck & Company, Incorporated            274,500    20,313,000
Pfizer, Incorporated                     188,700    20,709,825
Schering-Plough Corporation              277,900    14,728,700
United Healthcare Corporation            329,100    20,609,887
Warner-Lambert Company                   277,000    19,216,875
Wellpoint Health Networks
  Incorporated                            48,400     4,107,950
                                                  ------------
                                                   196,388,958


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
ELECTRICAL EQUIPMENT - 1.38%
General Electric Company                 186,200  $ 21,040,600
                                                  ------------

ELECTRONICS - 7.34%
Altera Corporation *                     131,900     4,855,569
Applied Materials,
  Incorporated *                         122,000     9,012,750
Boston Scientific Corporation *          175,100     7,693,456
Intel Corporation                        343,600    20,444,200
Linear Technology Corporation             49,500     3,328,875
Lucent Technologies,
  Incorporated                           212,025    14,298,436
Maxim Integrated Products,
  Incorporated *                         141,200     9,389,800
Motorola, Incorporated *                  63,400     6,007,150
Raytheon Company, Class B                 50,200     3,532,825
Solectron Corporation *                   91,300     6,088,569
Tellabs, Incorporated *                   96,400     6,513,025
Texas Instruments,
  Incorporated                            89,700    13,006,500
Xilinx, Incorporated *                   128,800     7,373,800
                                                  ------------
                                                   111,544,955

FINANCIAL SERVICES - 11.91%
American Express Company *               115,500    15,029,438
Association First Capital
  Corporation, Class A *                 258,700    11,463,644
Capital One Financial
  Corporation                            210,000    11,694,375
Citigroup, Incorporated                  891,975    42,368,812
Fairfax Financial Holdings,
  Ltd. *                                  16,000     4,292,020
Federal Home Loan Mortgage
  Corporation                            578,700    33,564,600
Federal National Mortgage
  Association                            264,600    18,092,025
Goldman Sachs Group,
  Incorporated                            30,500     2,203,625
Morgan Stanley Dean Witter &
  Company                                 69,900     7,164,750
TD Waterhouse Group,
  Incorporated *                          36,600       917,288
Wells Fargo & Company                    588,900    25,175,475
Xl Capital, Ltd., Shares A               161,242     9,110,173
                                                  ------------
                                                   181,076,225

FOOD & BEVERAGES - 1.63%
H.J. Heinz Company                       126,000     6,315,750
PepsiCo, Incorporated                    327,700    12,677,894
The Coca-Cola Company                     41,600     2,600,000
United States Foodservice *               75,947     3,237,241
                                                  ------------
                                                    24,830,885


                                          SHARES         VALUE
                                          ------         -----
HOTELS & RESTAURANTS - 1.26%
McDonalds Corporation                    264,200  $ 10,914,763
Starwood Hotels & Resorts,
  Class B                                267,300     8,169,356
                                                  ------------
                                                    19,084,119

HOUSEHOLD PRODUCTS - 1.76%
Colgate-Palmolive Company                 50,400     4,977,000
Corning, Incorporated                    148,700    10,427,587
Gillette Company                          88,900     3,644,900
Procter & Gamble Company                  85,900     7,666,575
                                                  ------------
                                                    26,716,062
INDUSTRIAL MACHINERY - 0.55%
SPX Corporation *                        101,000     8,433,500
                                                  ------------

INSURANCE - 3.47%
ACE, Ltd.                                278,300     7,861,975
Aetna, Incorporated *                     91,000     8,138,812
American International Group,
  Incorporated *                          42,975     5,030,761
Berkshire Hathaway,
  Incorporated, Class A *                     51     3,513,900
Berkshire Hathaway,
  Incorporated, Class B *                     18        40,320
CIGNA Corporation                         43,000     3,827,000
Equifax, Incorporated                     46,700     1,666,606
Marsh & McLennan Companies,
  Incorporated                           140,500    10,607,750
Travelers Property Casualty
  Corporation, Class A                   158,700     6,209,138
UNUM Corporation                         106,800     5,847,300
                                                  ------------
                                                    52,743,562

INTERNATIONAL OIL - 1.18%
Chevron Corporation                      105,100    10,004,206
Halliburton Company                      176,200     7,973,050
                                                  ------------
                                                    17,977,256

LEISURE TIME - 0.43%
Carnival Corporation, Class A             95,300     4,622,050
The Walt Disney Company *                 63,500     1,956,594
                                                  ------------
                                                     6,578,644

NEWSPAPERS - 0.55%
Tribune Company                           95,300     8,303,013
                                                  ------------

PAPER - 0.80%
Kimberly-Clark Corporation               213,200    12,152,400
                                                  ------------

PETROLEUM SERVICES - 1.79%
BP Amoco PLC *                            92,300    10,014,550
Mobil Corporation                        174,500    17,275,500
                                                  ------------
                                                    27,290,050


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------


                                          SHARES         VALUE
                                          ------         -----
PHOTOGRAPHY - 0.26%
Eastman Kodak Company                     58,000  $    3,929,500
                                                  --------------

PUBLISHING - 1.34%
Time Warner, Incorporated                277,600      20,403,600
                                                  --------------

RETAIL GROCERY - 2.30%
Kroger Company *                         557,000      15,561,187
Safeway, Incorporated *                  390,700      19,339,650
                                                  --------------
                                                      34,900,837

RETAIL TRADE - 3.84%
CVS Corporation                          275,266      13,969,750
Dayton Hudson Corporation                 79,000       5,135,000
Federated Department Stores,
  Incorporated *                          39,200       2,075,150
Home Depot, Incorporated                 226,200      14,575,762
Saks, Incorporated *                     207,400       5,988,675
Wal-Mart Stores, Incorporated            344,200      16,607,650
                                                  --------------
                                                      58,351,987


SANITARY SERVICES - 1.27%
Waste Management,
  Incorporated *                         360,600      19,382,250
                                                  --------------


SOFTWARE - 4.81%
BMC Software, Incorporated *             310,100      16,745,400
Compuware Corporation *                  239,900       7,631,819
Microsoft Corporation *                  442,300      39,889,931
Oracle Systems Corporation *             101,100       3,753,337
Parametric Technology
  Corporation *                          371,600       5,155,950
                                                  --------------
                                                      73,176,437

TELECOMMUNICATIONS SERVICES - 3.15%
MCI WorldCom, Incorporated *             419,943      36,141,344
Vodafone Group PLC, ADR                   59,350      11,691,950
                                                  --------------
                                                      47,833,294


TELEPHONE - 1.89%
Alltel Corporation *                     121,900       8,715,850
GTE Corporation                           75,600       5,726,700
Qwest Communications
  International, Incorporated *           44,200       1,461,362
SBC Communications,
  Incorporated                           176,500      10,237,000
Sprint Corporation                        49,600       2,619,500
                                                  --------------
                                                      28,760,412


                                          SHARES           VALUE
                                          ------           -----
TOBACCO - 0.81%
Philip Morris Companies,
  Incorporated                           305,400  $   12,273,263
                                                  --------------


TOYS, AMUSEMENTS &
SPORTING GOODS - 0.86%
Hasbro, Incorporated                     269,700       7,534,745
Mattel, Incorporated                     206,940       5,470,976
                                                  --------------
                                                      13,005,721

TOTAL COMMON STOCKS
(Cost: $1,011,853,517)                            $1,425,003,503
                                                  --------------

PRINCIPAL
AMOUNT                                                     VALUE
---------                                                  -----
SHORT TERM INVESTMENTS - 6.13%
$52,920,825    Navigator Securities Lending
                Trust, 4.97%                        $ 52,920,825
 15,000,000    Abbey National North America,
                4.80% due 08/09/1999                  14,922,000
    140,000    Svenska Handelsbanken,
                Incorporated, 4.82% due
                08/24/1999                               138,988
 10,000,000    Associates Finance Services
                Company, 5.03% due
                07/20/1999                             9,973,452
  1,310,000    Colgate-Palmolive Company
                4.83% due 07/01/1999                   1,310,000
 13,431,000    Gilfin BV
                5.70% due 07/01/1999                  13,431,000
    569,000    Motorola, Incorporated
                4.80% due 07/01/1999                     569,000
                                                    ------------
                                                    $ 93,265,265

REPURCHASE AGREEMENTS - 0.17%
$2,504,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $2,504,278 on
               07/01/1999, collateralized by
               $1,970,000 U.S. Treasury Bonds,
               8.875% due 08/15/2017 (valued at
               $2,555,098, including interest)      $    2,504,000
                                                    --------------

TOTAL INVESTMENTS   (BLUE CHIP GROWTH
TRUST)  (Cost: $1,107,622,783)                      $1,520,772,768
                                                    ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------


REAL ESTATE SECURITIES TRUST

                                                              SHARES                  VALUE
                                                              ------                  -----
COMMON STOCKS - 92.28%
HOMEBUILDERS - 0.49%
Centex Corporation                                            20,000               $  751,250
                                                                                   ----------

HOTELS & RESTAURANTS - 2.73%
Starwood Hotels & Resorts, Class B                           113,600                3,471,900
Wyndham International, Incorporated, Class A                 164,500                  740,250
                                                                                   ----------
                                                                                    4,212,150

REAL ESTATE - 88.43%
Alexandria Real Estate Equities                               51,900                1,621,875
AMB Property Corporation                                      99,500                2,338,250
Apartment Investment & Management Company,
     Class A                                                  77,200                3,300,300
Archstone Communities Trust SBI                              200,450                4,397,372
Arden Realty, Incorporated                                    71,997                1,772,926
Avalon Bay Communities, Incorporated                          75,027                2,775,999
Boston Properties, Incorporated                               94,600                3,393,775
Brandywine Realty Trust SBI                                   82,900                1,642,456
BRE Properties, Incorporated                                  51,291                1,330,360
Camden Property Trust                                         59,800                1,659,450
CarrAmerica Realty Corporation                               132,500                3,312,500
CBL & Associates Properties, Incorporated                     81,500                2,149,562
CenterPoint Properties Trust                                  24,300                  889,988
Chateau Communities, Incorporated                             33,400                  999,913
Chelsea GCA Realty, Incorporated                              55,300                2,053,012
Cornerstone Properties, Incorporated                         189,300                3,005,137
Crescent Real Estate Equities                                169,570                4,027,287
Developers Diversified Realty                                148,200                2,463,825
Duke Realty Investments, Incorporated                        162,650                3,669,791
Equity Office Properties Trust                               256,380                6,569,737
Equity Residential Properties Trust SBI                      153,712                6,926,647
Essex Property Trust                                          61,900                2,189,712
Federal Realty Investment Trust SBI                           45,400                1,041,363
Felcor Lodging Trust, Incorporated                            83,825                1,739,369
First Industrial Realty Trust, Incorporated                   43,700               $1,199,019
Gables Residential Trust SBI                                  30,085                  725,801
General Growth Properties, Incorporated                       81,300                2,886,150
Glenborough Realty Trust, Incorporated                        38,250                  669,375
Highwoods Properties, Incorporated                            68,700                1,884,956
Hospitality Properties Trust SBI                              60,600                1,643,775
Host Marriott Corporation                                    262,100                3,112,437
JDN Reality Corporation                                       40,750                  911,781
Kimco Realty Corporation                                     101,600                3,975,100
Liberty Property Trust SBI                                    79,700                1,982,538
Mack-California Realty Corporation                            67,350                2,083,641
Manufactured Home Communities, Incorporated                   90,700                2,358,200
Meristar Hospitality Corporation                             119,131                2,673,002
Mills Corporation                                             24,729                  536,310
New Plan Excel Realty Trust,  Incorporated                   112,500                2,025,000
Post Properties, Incorporated                                 42,300                1,734,300
Prentiss Properties Trust SBI                                107,000                2,514,500
Prison Realty Corporation                                    123,250                1,209,391
Prologis Trust SBI                                           218,000                4,414,500
Public Storage, Incorporated                                 139,377                3,902,556
Reckson Associates Realty Corporation                         43,000                1,010,500
Regency Realty Corporation                                    65,400                1,434,713
Shurgard Storage Centers, Incorporated, Class A               33,800                  916,825
Simon Property Group, Incorporated                           226,760                5,754,035
Sl Green Realty Corporation                                   97,700                1,996,744
Spieker Properties, Incorporated                              91,000                3,537,625
Storage USA, Incorporated                                     38,138                1,215,649
Summit Properties, Incorporated                               99,400                1,963,150
Sun Communities, Incorporated                                 19,720                  700,060
Taubman Centers, Incorporated, REIT                           58,500                  771,469
The Macerich Company, REIT                                    39,000                1,023,750
Urban Shopping Centers, Incorporated                          20,250                  637,875
Vornado Realty Trust                                         116,650                4,119,203
Weeks Corporation                                             28,550                  870,775


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------


                                                              SHARES                  VALUE
                                                              ------                  -----
REAL ESTATE - CONTINUED
Weingarten Realty Investors SBI
                                                              31,400             $  1,310,950
Westfield America, Incorporated
                                                              83,700                1,260,731
                                                                                 ------------
                                                                                  136,236,992

RETAIL TRADE - 0.63%
Home Depot, Incorporated                                      15,000                  966,562
                                                                                 ------------

TOTAL COMMON STOCKS
(Cost: $139,366,035)                                                             $142,166,954
                                                                                 ------------

PRINCIPAL
AMOUNT                                                                               VALUE
------                                                                               -----
SHORT TERM INVESTMENTS - 7.60%
$11,707,596    Navigator Securities Lending
               Trust, 4.97%                                                      $ 11,707,596
                                                                                 ------------

REPURCHASE AGREEMENTS - 0.12%
$181,000       Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.70% to be
               repurchased at $181,024 on
               07/01/1999, collateralized by
               $155,000 U.S Treasury Bonds,
               8.125% due 08/15/2019 (valued at
               $198,873 including interest).                                     $    181,000
                                                                                 ------------

TOTAL INVESTMENTS   (REAL ESTATE
SECURITIES TRUST)  (Cost: $151,254,631)                                          $154,055,550
                                                                                 ============



VALUE TRUST
                                                             SHARES                 VALUE
                                                             ------                 -----
COMMON STOCKS - 94.83%
AEROSPACE - 1.31%
TRW, Incorporated                                             42,000             $  2,304,750
                                                                                 ------------

AIR TRAVEL - 2.97%
AMR Corporation *                                             46,000                3,139,500
Delta Air Lines, Incorporated                                 36,400                2,097,550
                                                                                 ------------
                                                                                    5,237,050

APPAREL & TEXTILES - 4.55%
Liz Claiborne, Incorporated                                   82,600                3,014,900
Springs Industries, Incorporated                              31,300                1,365,463
V. F. Corporation                                             85,200                3,642,300
                                                                                 ------------
                                                                                    8,022,663

AUTO PARTS - 2.54%
Dana Corporation                                              56,300               $2,593,319
Delphi Automotive Systems Corporation                              4                       74
Eaton Corporation                                             20,500                1,886,000
                                                                                 ------------
                                                                                    4,479,393

AUTOMOBILES - 6.20%
Ford Motor Company                                            67,700                3,820,819
General Motors Corporation                                   107,500                7,095,000
                                                                                 ------------
                                                                                   10,915,819

BANKING - 13.21%
Bank America Corporation *                                    41,600                3,049,800
Bank One Corporation                                          43,400                2,585,013
BankBoston Corporation                                        24,400                1,247,450
Chase Manhattan Corporation                                   61,900                5,362,087
First Union Corporation                                       27,520                1,293,440
KeyCorp                                                       57,400                1,843,975
PNC Bank Corporation                                          59,800                3,445,975
Washington Mutual, Incorporated                              125,600                4,443,100
                                                                                 ------------
                                                                                   23,270,840

BUSINESS SERVICES - 3.13%
First Data Corporation                                        64,500                3,156,469
Olsten Corporation                                            94,100                  594,006
Service Corporation International                             91,700                1,765,225
                                                                                 ------------
                                                                                    5,515,700

CHEMICALS - 8.85%
Air Products & Chemicals, Incorporated *                      32,900                1,324,225
Eastman Chemical Company                                       5,300                  274,275
Engelhard Corporation                                        119,400                2,701,425
FMC Corporation *                                             38,900                2,657,356
IMC Global, Incorporated                                      79,700                1,404,713
Lubrizol Corporation                                          94,700                2,580,575
Rohm & Haas Company                                           32,000                1,372,000
Solutia, Incorporated                                         67,100                1,430,069
W. R. Grace & Company *                                      100,500                1,846,687
                                                                                 ------------
                                                                                   15,591,325

COMPUTERS & BUSINESS EQUIPMENT - 4.89%
International Business Machines Corporation                   39,600                5,118,300
Quantum Corporation                                          144,800                3,493,300
                                                                                 ------------
                                                                                    8,611,600

CONSTRUCTION MATERIALS - 1.02%
Owens-Corning                                                 52,100                1,790,938
                                                                                 ------------



    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
DOMESTIC OIL - 1.34%
Transocean Offshore, Incorporated                             31,300                 $821,625
Ultramar Diamond Shamrock                                     70,900                1,546,506
                                                                                 ------------
                                                                                    2,368,131

DRUGS & HEALTH CARE - 6.30%
Beckman Coulter, Incorporated *                               36,500                1,774,812
Columbia/HCA Healthcare Corporation                           42,800                  976,375
HEALTHSOUTH Corporation *                                    268,100                4,004,744
Lifepoint Hospitals, Incorporated *                            3,184                   42,785
Tenet Healthcare Corporation *                               110,800                2,056,725
Triad Hospitals, Incorporated *                                3,184                   42,984
United Healthcare Corporation                                 35,000                2,191,875
                                                                                 ------------
                                                                                   11,090,300

ELECTRIC UTILITIES - 3.27%
CINergy Corporation                                           12,100                  387,200
DTE Energy Company                                            28,400                1,136,000
Duke Energy Company                                           11,639                  632,871
Entergy Corporation                                           29,500                  921,875
GPU, Incorporated                                             22,700                  957,656
PECO Energy Company                                           18,500                  774,687
Southern Company                                              35,600                  943,400
                                                                                 ------------
                                                                                    5,753,689

ELECTRONICS - 3.56%
Arrow Electronics, Incorporated *                             67,000                1,273,000
Avnet, Incorporated *                                         34,400                1,599,600
Intel Corporation                                             29,900                1,779,050
Raytheon Company, Class A                                         22                    1,515
TekTronix, Incorporated                                       53,900                1,627,107
                                                                                 ------------
                                                                                    6,280,272

FINANCIAL SERVICES - 2.57%
Hartford Financial Services Group, Incorporated               40,300                2,349,994
ReliaStar Financial Corporation                               49,600                2,170,000
                                                                                 ------------
                                                                                    4,519,994

FOOD & BEVERAGES - 2.63%
IBP, Incorporated                                             41,700                  990,375
Nabisco Group Holding Corporation                            106,100                2,075,581
Universal Foods Corporation                                   74,200                1,567,475
                                                                                 ------------
                                                                                    4,633,431

GAS & PIPELINE UTILITIES - 0.56%
Coastal Corporation                                           24,700                 $988,000
                                                                                 ------------

HOUSEHOLD APPLIANCES - 0.83%
Whirlpool Corporation                                         19,700                1,457,800
                                                                                 ------------

INDUSTRIAL MACHINERY - 6.99%
Case Corporation                                              52,200                2,512,125
Cummins Engine, Incorporated                                  79,100                4,518,587
Kennameta, Incorporated                                       34,600                1,072,600
Parker-Hannifin Corporation                                   55,750                2,550,563
Tecumseh Products Company, Class A                            27,300                1,653,356
                                                                                 ------------
                                                                                   12,307,231

INSURANCE - 5.41%
ACE, Ltd.                                                     30,300                  855,975
Allstate Corporation *                                        64,800                2,324,700
American General Corporation *                                15,500                1,168,312
CIGNA Corporation                                             14,500                1,290,500
Everest Reinsurance Holdings                                  62,200                2,029,275
Foundation Health System, Incorporated *                      57,440                  861,600
Old Republic International Corporation                        57,350                  992,872
                                                                                 ------------
                                                                                    9,523,234

INTERNATIONAL OIL - 1.34%
Nabors Industries, Incorporated *                             96,700                2,363,106
                                                                                 ------------

OFFICE FURNISHINGS & SUPPLIES - 0.31%
Standard Register                                             17,700                  544,275
                                                                                 ------------

PETROLEUM SERVICES - 0.44%
Tosco Corporation                                             29,900                  775,531
                                                                                 ------------

RAILROADS & EQUIPMENT - 0.49%
Burlington Northern Santa Fe Corporation                      27,700                  858,700
                                                                                 ------------

RETAIL TRADE - 2.79%
Dillards, Incorporated, Class A                               40,000                1,405,000
Sears Roebuck & Company                                       36,600                1,630,987
Toys R Us, Incorporated *                                     91,300                1,888,769
                                                                                 ------------
                                                                                    4,924,756

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
STEEL - 0.61%
Ryerson Tull, Incorporated                                    47,600             $  1,073,975
                                                                                 ------------

TELEPHONE - 4.02%
Bell Atlantic Corporation *                                   43,400                2,837,275
GTE Corporation                                               26,700                2,022,525
U. S. West, Incorporated                                      37,900                2,226,625
                                                                                 ------------
                                                                                    7,086,425

TIRES & RUBBER - 0.45%
Goodyear Tire &  Rubber Company                               13,500                  793,969
                                                                                 ------------

TOBACCO - 0.37%
R.J. Reynolds Tobacco Holdings, Incorporated *                20,566                  647,829
                                                                                 ------------

TRUCKING & FREIGHT - 1.88%
CNF Transportation, Incorporated                              22,600                  867,275
Navistar International Corporation *                          27,900                1,395,000
Ryder Systems, Incorporated                                   40,700                1,058,200
                                                                                 ------------
                                                                                    3,320,475

TOTAL COMMON STOCKS
(Cost: $152,660,358)                                                             $167,051,201
                                                                                 ------------


PRINCIPAL
AMOUNT                                                                              VALUE
------                                                                              -----
SHORT TERM INVESTMENTS - 1.75%
$3,074,388     Navigator Securities Lending
               Trust, 4.97%                                                      $  3,074,388
                                                                                 ------------

REPURCHASE AGREEMENTS - 3.42%
$6,028,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00% to be
               repurchased at $6,028,700 on
               07/01/1999, collateralized by
               $5,470,000 U.S. Treasury Bond,
               7.50% due 11/15/2016 (valued at
               $6,153,750 including interest).                                   $  6,028,000
                                                                                 ------------

TOTAL INVESTMENTS   (VALUE TRUST)
(Cost: $161,762,746)                                                             $176,153,589
                                                                                 ============


EQUITY INDEX TRUST

                                                              SHARES               VALUE
                                                              ------               -----
COMMON STOCKS - 93.11%
AEROSPACE - 1.51%
AlliedSignal, Incorporated *                                   4,348             $    273,924
Boeing Company *                                               7,765                  343,116
Computer Sciences Corporation *                                1,244                   86,069
General Dynamics Corporation                                     920                   63,020
Lockheed Martin Corporation                                    3,116                  116,071
Northrop Grumman Corporation                                     566                   37,533
Rockwell International Corporation                             1,552                   94,284
Textron, Incorporated                                          1,285                  105,771
TRW, Incorporated                                                914                   50,156
United Technologies Corporation                                3,546                  254,204
                                                                                 ------------
                                                                                    1,424,148

AGRICULTURE - 0.08%
Deere & Company                                                1,844                   73,069
                                                                                 ------------

AIR FREIGHT - 0.13%
FDX Corporation *                                              2,218                  120,327
                                                                                 ------------

AIR TRAVEL - 0.29%
AMR Corporation *                                              1,460                   99,645
Delta Air Lines, Incorporated                                  1,018                   58,662
Southwest Airlines Company                                     2,624                   81,672
US Airways Group, Incorporated *                                 762                   33,195
                                                                                 ------------
                                                                                      273,174

ALUMINUM - 0.28%
Alcan Aluminum, Ltd.                                           1,745                   55,731
Alcoa, Incorporated *                                          2,880                  178,200
Reynolds Metals Company                                          604                   35,636
                                                                                 ------------
                                                                                      269,567

APPAREL & TEXTILES - 0.24%
Fruit of The Loom, Ltd., Shares A *                              609                    5,938
Liz Claiborne, Incorporated                                      587                   21,426
NIKE, Incorporated, Class B                                    2,200                  139,287
Reebok International, Ltd. *                                     434                    8,083
Russell Corporation                                              252                    4,914
Springs Industries, Incorporated                                  82                    3,577
V.F. Corporation                                                 922                   39,416
                                                                                 ------------
                                                                                      222,641

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
AUTO PARTS - 0.30%
Dana Corporation                                               1,270                  $58,499
Danaher Corporation                                            1,000                   58,125
Delphi Automotive Systems Corporation                          3,669                   68,106
Eaton Corporation                                                613                   56,396
Genuine Parts Company                                          1,347                   47,145
                                                                                 ------------
                                                                                      288,271

AUTOMOBILES - 0.95%
Ford Motor Company                                             9,384                  529,609
General Motors Corporation                                     5,035                  332,310
PACCAR, Incorporated                                             624                   33,306
                                                                                 ------------
                                                                                      895,225

BANKING - 6.01%
AmSouth Bancorporation *                                         100                    2,319
Bank America Corporation *                                    13,497                  989,499
Bank of New York, Incorporated *                               5,866                  215,209
Bank One Corporation                                           9,201                  548,035
BankBoston Corporation                                         2,319                  118,559
BB&T Corporation                                               2,410                   88,417
Chase Manhattan Corporation                                    6,562                  568,433
Comerica, Incorporated                                         1,104                   65,619
Fifth Third Bancorp                                            2,121                  141,179
First Union Corporation                                        7,700                  361,900
Firstar Corporation                                            5,400                  151,200
Fleet Financial Group, Incorporated                            4,408                  195,605
Huntington Bancshares, Incorporated                            1,655                   57,925
J. P. Morgan & Company, Incorporated                           1,350                  189,675
KeyCorp                                                        3,536                  113,594
MBNA Corporation                                               6,327                  193,764
Mellon Bank Corporation                                        3,942                  143,390
Mercantile Bancorporation, Incorporated                        1,200                   68,550
National City Corporation                                      2,554                  167,287
Northern Trust Corporation                                       846                   82,062
PNC Bank Corporation                                           2,293                  132,134
Providian Financial Corporation                                1,037                   96,959
Republic New York Corporation                                    852                   58,096
Southtrust Corporation                                           300                   11,513
State Street Boston Corporation                                1,308                  111,670
Summit Bancorp                                                 1,328                   55,527
SunTrust Banks, Incorporated                                   2,494                  173,177
Synovus Financial Corporation                                  2,067                  $41,082
U.S. Bancorp                                                   5,664                  192,576
Union Planters Corporation                                     1,000                   44,687
Wachovia Corporation                                           1,640                  140,322
Washington Mutual, Incorporated                                4,639                  164,105
                                                                                 ------------
                                                                                    5,684,069

BROADCASTING - 1.26%
CBS Corporation *                                              5,536                  240,470
Clear Channel Communications *                                 2,066                  142,425
Comcast Corporation, Class A                                   5,760                  221,400
MediaOne Group, Incorporated *                                 4,727                  351,570
Viacom, Incorporated, Class B *                                5,348                  235,312
                                                                                 ------------
                                                                                    1,191,177
BUILDING MATERIALS & CONSTRUCTION - 0.08%
Fluor Corporation                                                644                   26,082
Fortune Brands, Incorporated                                   1,315                   54,408
                                                                                 ------------
                                                                                       80,490

BUSINESS SERVICES - 2.00%
Automatic Data Processing, Incorporated *                      4,758                  209,352
Cendant Corporation *                                          6,575                  134,787
Deluxe Corporation                                               640                   24,920
Dun & Bradstreet Corporation                                   1,311                   46,459
Ecolab, Incorporated                                             938                   40,920
First Data Corporation                                         3,457                  169,177
H & R Block, Incorporated *                                      836                   41,800
Harcourt General, Incorporated                                   594                   30,628
Humana, Incorporated *                                         1,284                   16,612
IMS Health, Incorporated                                       2,582                   80,687
Interpublic Group Companies, Incorporated                      1,031                   89,310
ITT Industries, Incorporated                                     793                   30,233
Laidlaw, Incorporated                                          2,545                   18,769
Newell Rubbermaid, Incorporated                                2,172                  100,998
OmniCom Group, Incorporated                                    1,323                  105,840
Paychex, Incorporated                                          2,000                   63,750
R.R. Donnelley & Sons Company *                                1,000                   37,063
Service Corporation International                              2,134                   41,080
Tyco International, Ltd.                                       6,392                  605,642
                                                                                 ------------
                                                                                    1,888,027

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
CHEMICALS - 1.67%
Air Products & Chemicals, Incorporated *                       1,828                 $ 73,577
ASARCO, Incorporated                                             273                    5,136
B.F. Goodrich Company                                            651                   27,667
Dow Chemical Company                                           1,753                  222,412
E.I. Du Pont De Nemours & Company                              8,802                  601,287
Eastman Chemical Company                                         727                   37,622
Engelhard Corporation                                          1,100                   24,888
FMC Corporation *                                                150                   10,247
Great Lakes Chemical Corporation                                 448                   20,636
Hercules, Incorporated                                           808                   31,764
Monsanto Company                                               4,871                  192,100
Nalco Chemical Company                                           577                   29,932
PPG Industries, Incorporated                                   1,345                   79,439
Praxair, Incorporated                                          1,257                   61,514
Rohm & Haas Company                                            1,616                   69,286
Sigma-Aldrich Corporation                                        818                   28,170
Union Carbide Corporation                                      1,034                   50,407
W. R. Grace & Company *                                          607                   11,154
                                                                                 ------------
                                                                                    1,577,238

COMPUTERS & BUSINESS EQUIPMENT - 8.38%
3Com Corporation *                                             2,732                   72,910
America Online, Incorporated *                                 8,100                  895,050
Cabletron Systems, Incorporated *                              1,262                   16,406
Ceridian Corporation *                                         1,036                   33,864
Cisco Systems, Incorporated *                                 24,712                1,593,924
Compaq Computer Corporation                                   13,270                  314,333
Data General Corporation *                                       289                    4,209
Dell Computer Corporation *                                   19,812                  733,044
EMC Corporation *                                              7,918                  435,490
Gateway, Incorporated *                                        1,105                   65,195
Hewlett-Packard Company                                        8,087                  812,743
International Business Machines Corporation                   14,578                1,884,206
Pitney Bowes, Incorporated                                     2,187                  140,515
Seagate Technology, Incorporated *                             1,916                   49,098
Sun Microsystems, Incorporated *                               6,096                  419,862
Tandy Corporation                                              1,676                   81,915
Unisys Corporation *                                           1,932                   75,227
Xerox Corporation                                              5,008                  295,785
                                                                                 ------------
                                                                                    7,923,776

CONSTRUCTION MATERIALS - 0.15%
Armstrong World Industries, Incorporated *                       269                   15,552
Masco Corporation                                              2,675                   77,241
Owens-Corning                                                    422                  $14,506
Sherwin-Williams Company                                       1,318                   36,574
                                                                                 ------------
                                                                                      143,873

CONSTRUCTION & MINING EQUIPMENT - 0.24%
Caterpillar, Incorporated                                      2,752                  165,120
Dover Corporation                                              1,729                   60,515
Foster Wheeler Corporation                                       270                    3,814
                                                                                 ------------
                                                                                      229,449

CONTAINERS & GLASS - 0.12%
Ball Corporation                                                 226                    9,549
Bemis, Incorporated *                                            321                   12,760
Crown Cork & Seal, Incorporated                                  930                   26,505
Owens-Illinois, Incorporated *                                 1,176                   38,440
Temple-Inland, Incorporated                                      433                   29,552
                                                                                 ------------
                                                                                      116,806

COSMETICS & TOILETRIES - 0.17%
Alberto Culver Company, Class B                                  432                   11,502
Avon Products, Incorporated                                    1,998                  110,889
International Flavors & Fragrances, Incorporated                 852                   37,808
                                                                                 ------------
                                                                                      160,199

CRUDE PETROLEUM & NATURAL GAS - 0.21%
Anadarko Petroleum Corporation                                   904                   33,279
Burlington Resources, Incorporated                             1,336                   57,782
Occidental Petroleum Corporation                               2,704                   57,122
Sunoco, Incorporated                                             731                   22,067
Union Pacific Resources Group, Incorporated                    1,952                   31,842
                                                                                 ------------
                                                                                      202,092

DOMESTIC OIL - 0.63%
Amerada Hess Corporation *                                       783                   46,588
Ashland, Incorporated                                            613                   24,597
Atlantic Richfield Company *                                   2,537                  211,998
Kerr-McGee Corporation                                           735                   36,888
Phillips Petroleum Company                                     1,890                   95,091
Tenneco, Incorporated                                          1,309                   31,252
Unocal Corporation                                             1,824                   72,276
USX-Marathon Group                                             2,501                   81,439
                                                                                 ------------
                                                                                      600,129

DRUGS & HEALTH CARE - 9.93%
Abbott Laboratories *                                         11,718                  533,169
Allergan, Incorporated                                           571                   63,381

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                              SHARES               VALUE
                                                              ------               -----
ALZA Corporation *                                               756                  $38,461
American Home Products Corporation *                          10,405                  598,287
Amgen, Incorporated *                                          3,876                  235,951
Bausch & Lomb, Incorporated *                                    431                   32,972
Baxter International, Incorporated *                           2,268                  137,497
Becton Dickinson & Company *                                   1,919                   57,570
Biomet, Incorporated *                                           864                   34,344
Bristol-Myers Squibb Company                                  15,596                1,098,543
C.R. Bard, Incorporated                                          437                   20,894
Cardinal Health, Incorporated                                  2,176                  139,536
Columbia/HCA Healthcare Corporation                            5,031                  114,770
Eli Lilly & Company                                            8,511                  609,600
Guidant Corporation *                                          2,338                  120,261
HCR Manor Care, Incorporated *                                   824                   19,931
HEALTHSOUTH Corporation *                                      3,286                   49,085
Johnson & Johnson                                             10,557                1,034,586
Lifepoint Hospitals, Incorporated *                              238                    3,198
Mallinckrodt, Incorporated                                       605                   22,007
McKesson HBOC, Incorporated                                    2,121                   68,137
Medtronic, Incorporated                                        4,663                  363,131
Merck & Company, Incorporated                                 18,702                1,383,948
PE Corp-Biosystems Group                                         290                   33,278
PE Corp-Celera Genomics Group *                                  145                    2,347
Pfizer, Incorporated                                          10,093                1,107,707
Pharmacia & Upjohn, Incorporated                               4,013                  227,989
Schering-Plough Corporation                                   11,498                  609,394
St. Jude Medical, Incorporated *                                 671                   23,904
Tenet Healthcare Corporation *                                 2,464                   45,738
Triad Hospitals, Incorporated *                                  238                    3,213
United Healthcare Corporation                                  1,488                   93,186
Warner-Lambert Company                                         6,498                  450,799
Watson Pharmaceuticals, Incorporated *                           100                    3,506
Wellpoint Health Networks, Incorporated, Class A*                100                    8,488
                                                                                 ------------
                                                                                    9,388,808
                                                              SHARES               VALUE
                                                              ------               -----
ELECTRICAL EQUIPMENT - 3.51%
Cooper Industries, Incorporated                                  794                  $41,288
Emerson Electric Company                                       3,444                  216,541
General Electric Company                                      25,604                2,893,252
Johnson Controls, Incorporated                                   749                   51,915
Millipore Corporation                                            282                   11,439
National Service Industries, Incorporated                        282                   10,152
Raychem Corporation                                              659                   24,383
Sonat, Incorporated                                              890                   29,481
W.W. Grainger, Incorporated                                      818                   44,019
                                                                                 ------------
                                                                                    3,322,470

ELECTRIC UTILITIES - 1.87%
AES Corporation *                                              1,500                   87,188
Ameren Corporation                                             1,071                   41,100
American Electric Power, Incorporated                          1,588                   59,649
Carolina Power & Light Company                                 1,129                   48,335
Central & South West Corporation                               1,683                   39,340
CINergy Corporation                                            1,257                   40,224
CMS Energy Corporation                                           100                    4,188
Consolidated Edison, Incorporated                              1,776                   80,364
Constellation Energy Group, Incorporated                       1,115                   33,032
Dominion Resources, Incorporated                               1,584                   68,607
DTE Energy Company                                             1,104                   44,160
Duke Energy Company                                            2,798                  152,141
Edison International                                           2,716                   72,653
Entergy Corporation                                            1,905                   59,531
FirstEnergy Corporation                                        1,841                   57,071
FPI Group, Incorporated                                        1,357                   74,126
GPU, Incorporated                                              1,012                   42,694
New Century Energies, Incorporated                               900                   34,931
Niagara Mohawk Holdings, Incorporated *                        1,557                   25,009
Northern States Power Company Minnesota                        1,103                   26,679
PacifiCorp                                                     2,333                   42,869
PECO Energy Company                                            1,726                   72,276
PG&E Corporation                                               3,002                   97,565
PP&L Resources, Incorporated                                   1,068                   32,841
Public Service Enterprise Group, Incorporated                  1,766                   72,185
Reliant Energy, Incorporated                                   2,185                   60,361
Southern Company                                               5,461                  144,716


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                              SHARES               VALUE
                                                              ------               -----
Texas Utilities Company                                        2,251                  $92,854
Unicom Corporation                                             1,700                   65,556
                                                                                 ------------
                                                                                    1,772,245

ELECTRONICS - 5.99%
Advanced Micro Devices, Incorporated *                         1,089                   19,670
Andrew Corporation *                                             671                   12,707
Apple Computer, Incorporated *                                 1,038                   48,072
Applied Materials, Incorporated *                              2,915                  215,346
Boston Scientific Corporation *                                3,120                  137,085
EG & G, Incorporated                                             291                   10,367
Electronic Data Systems Corporation                            3,847                  217,596
General Instrument Corporation *                               1,316                   55,930
Harris Corporation                                               732                   28,685
Honeywell, Incorporated                                          928                  107,532
Intel Corporation                                             26,026                1,548,547
KLA-Tencor Corporation *                                         716                   46,450
LSI Logic Corporation *                                        1,088                   50,184
Lucent Technologies, Incorporated                             23,452                1,581,544
Micron Technology, Incorporated *                              1,879                   75,747
Motorola, Incorporated *                                       4,679                  443,335
National Semiconductor Corporation *                           1,242                   31,438
Raytheon Company, Class B                                      2,618                  184,242
Scientific-Atlanta, Incorporated                                 625                   22,500
Silicon Graphics, Incorporated *                               1,551                   25,398
Solectron Corporation *                                        1,800                  120,037
TekTronix, Incorporated                                          308                    9,298
Tellabs, Incorporated *                                        3,038                  205,255
Texas Instruments, Incorporated                                3,102                  449,790
Thomas & Betts Corporation                                       430                   20,318
                                                                                 ------------
                                                                                    5,667,073

FINANCIAL SERVICES - 5.53%
American Express Company *                                     3,541                  460,773
Association First Capital Corporation, Class A *               5,674                  251,429
Bear Stearns Companies, Incorporated *                           935                   43,711
Capital One Financial Corporation                              1,811                  100,850
Charles Schwab Corporation                                     3,100                  340,613
Citigroup, Incorporated                                       26,714                1,268,915
Countrywide Credit Industries, Incorporated                      847                  $36,209
Federal Home Loan Mortgage Corporation                         5,270                  305,660
Federal National Mortgage Association                          8,183                  559,513
Franklin Resources, Incorporated                               1,933                   78,528
Golden West Financial Corporation                                438                   42,924
Hartford Financial Services Group, Incorporated                1,777                  103,621
Household International, Incorporated                          3,831                  181,494
Lehman Brothers Holdings, Incorporated                           855                   53,224
Merrill Lynch & Company, Incorporated                          2,701                  215,911
Morgan Stanley Dean Witter & Company                           4,517                  462,992
Paine Webber Group, Incorporated                               1,100                   51,425
Regions Financial Corporation                                  1,781                   68,457
SLM Holding Corporation                                        1,320                   60,473
Wells Fargo & Company                                         12,676                  541,899
                                                                                 ------------
                                                                                    5,228,621

FOOD & BEVERAGES - 3.72%
Archer-Daniels-Midland Company                                 4,695                   72,479
Bestfoods                                                      2,196                  108,702
Campbell Soup Company                                          3,507                  162,637
Coca-Cola Enterprises, Incorporated                            3,100                   92,225
ConAgra, Incorporated                                          3,895                  103,704
General Mills, Incorporated                                    1,160                   93,235
H.J. Heinz Company                                             2,824                  141,553
Hershey Foods Corporation                                      1,111                   65,966
Kellogg Company                                                3,113                  102,729
Nabisco Group Holding Corporation                              2,527                   49,434
PepsiCo, Incorporated                                         11,495                  444,713
Pioneer Hawaii-Bred International, Incorporated                1,857                   72,307
Quaker Oats Company                                            1,068                   70,889
Ralston Purina Company                                         2,519                   76,672
Sara Lee Corporation                                           7,262                  164,757
Supervalu, Incorporated                                          901                   23,144
Sysco Corporation                                              2,636                   78,586
The Coca-Cola Company                                         19,197                1,199,812
Unilever NV                                                    4,484                  312,759


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                              SHARES               VALUE
                                                              ------               -----
Wm. Wrigley Jr. Company                                          884                  $79,560
                                                                                 ------------
                                                                                    3,515,863

FOREST PRODUCTS - 0.20%
Georgia-Pacific Corporation                                    1,268                   60,072
Louisiana Pacific Corporation                                    855                   20,306
Weyerhaeuser Company                                           1,628                  111,925
                                                                                 ------------
                                                                                      192,303

GAS & PIPELINE UTILITIES - 0.63%
Coastal Corporation                                            1,683                   67,320
Columbia Energy Group                                            697                   43,693
Consolidated Natural Gas Company                                 797                   48,417
Eastern Enterprises                                              185                    7,354
Enron Corporation                                              2,603                  212,795
NICOR, Incorporated                                              301                   11,457
ONEOK, Incorporated                                              224                    7,112
Peoples Energy Corporation                                       247                    9,309
Sempra Energy                                                  1,822                   41,223
Williams Companies, Incorporated                               3,360                  143,010
                                                                                 ------------
                                                                                      591,690

GOLD - 0.16%
Barrick Gold Corporation *                                     2,951                   57,176
Battle Mountain Gold Company *                                 1,756                    4,280
Freeport McMoran Copper & Gold, Incorporated,
Class B *                                                      1,304                   23,390
Homestake Mining Company                                       1,796                   14,705
Newmont Mining Corporation                                     1,250                   24,844
Placer Dome, Incorporated                                      2,011                   23,755
                                                                                 ------------
                                                                                      148,150

HOMEBUILDERS - 0.03%
Centex Corporation *                                             442                   16,603
Kaufman & Broad Home Corporation                                 262                    6,517
Pulte Corporation                                                277                    6,388
                                                                                 ------------
                                                                                       29,508

HOTELS & RESTAURANTS - 0.71%
Darden Restaurants, Incorporated                               1,018                   22,205
Hilton Hotels Corporation                                      1,936                   27,467
Marriott International, Incorporated, Class A                  1,953                   72,993
McDonalds Corporation                                         10,522                  434,690
Mirage Resorts, Incorporated *                                 1,455                   24,371
Tricon Global Restaurants, Incorporated *                      1,100                   59,538
Wendy's International, Incorporated                              941                  $26,642
                                                                                 ------------
                                                                                      667,906

HOUSEHOLD APPLIANCES - 0.10%
Maytag Corporation                                               699                   48,712
Whirlpool Corporation                                            612                   45,288
                                                                                 ------------
                                                                                       94,000

HOUSEHOLD PRODUCTS - 1.93%
Black & Decker Corporation                                       690                   43,556
Clorox Company                                                   931                   99,442
Colgate-Palmolive Company                                      2,230                  220,213
Corning, Incorporated                                          1,759                  123,350
Gillette Company                                               8,654                  354,814
Procter & Gamble Company                                      10,413                  929,360
Snap-On, Incorporated                                            552                   19,976
The Stanley Works                                                770                   24,784
Tupperware Corporation                                           451                   11,501
                                                                                 ------------
                                                                                    1,826,996

INDUSTRIAL MACHINERY - 0.27%
Briggs & Stratton Corporation                                    104                    6,006
Case Corporation                                                 610                   29,356
Crane Company                                                    635                   19,963
Cummins Engine, Incorporated                                     260                   14,853
Harnischfeger Industries, Incorporated                           303                      606
Ingersoll-Rand Company                                         1,284                   82,978
NACCO  Industries, Incorporated, Class A                          34                    2,499
Pall Corporation                                                 924                   20,501
Parker-Hannifin Corporation                                      863                   39,482
Thermo Electron Corporation *                                  1,246                   24,998
Timken Company                                                   560                   10,920
                                                                                 ------------
                                                                                      252,162

INSURANCE - 3.12%
Aetna, Incorporated *                                          1,018                   91,047
AFLAC, Incorporated *                                            200                    9,575
Allstate Corporation *                                         6,485                  232,649
American General Corporation *                                 1,928                  145,323
American International Group, Incorporated *                   9,681                1,133,282
Aon Corporation                                                1,994                   82,252
Chubb Corporation                                              1,313                   91,253
CIGNA Corporation                                              1,609                  143,201
Cincinnati Financial Corporation                               1,320                   49,583
Conseco, Incorporated                                          2,475                   75,333
Equifax, Incorporated                                          1,123                   40,077


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                              SHARES               VALUE
                                                              ------               -----
INSURANCE - CONTINUED
Jefferson-Pilot Corporation                                      792                  $52,421
Lincoln National Corporation                                   1,650                   86,316
Loews Corporation                                                879                   69,551
Marsh & McLennan Companies, Incorporated                       1,948                  147,074
MBIA, Incorporated                                               779                   50,440
MGIC Investment Corporation                                      880                   42,790
Progressive Corporation                                          683                   99,035
Provident Companies, Incorporated *                              978                   39,120
SAFECO Corporation                                             1,061                   46,817
St. Paul Companies, Incorporated                               1,822                   57,962
Torchmark, Incorporated                                        1,079                   36,821
Transamerica Corporation                                         934                   70,050
UNUM Corporation                                               1,080                   59,130
                                                                                 ------------
                                                                                    2,951,102

INTERNATIONAL OIL - 3.56%
Chevron Corporation                                            5,021                  477,936
Exxon Corporation                                             18,961                1,462,367
Halliburton Company                                            3,498                  158,285
Royal Dutch Petroleum Company                                 16,720                1,007,380
Texaco, Incorporated                                           4,130                  258,125
                                                                                 ------------
                                                                                    3,364,093

INVESTMENT COMPANIES - 0.58%
SPDR Trust, Series 1                                           3,990                  546,630
                                                                                 ------------

LEISURE TIME - 0.83%
B Corporation                                                    812                   22,635
Carnival Corporation, Class A                                  4,700                  227,950
Harrahs Entertainment, Incorporated *                            923                   20,306
King World Productions, Incorporated *                           608                   21,166
The Walt Disney Company *                                     15,956                  491,644
                                                                                 ------------
                                                                                      783,701

LIQUOR - 0.50%
Adolph Coors Company, Class B                                    254                   12,573
Anheuser-Busch Companies, Incorporated *                       3,740                  265,306
Brown Forman Corporation, Class B                                586                   38,200
Seagram, Ltd.                                                  3,110                  156,666
                                                                                 ------------
                                                                                      472,745

METAL & METAL PRODUCTS - 0.02%
Inco, Ltd. *                                                   1,292                   23,256
                                                                                 ------------
MINING - 0.04%
Cyprus Amax Minerals Company                                     789                  $11,983
Phelps Dodge Corporation                                         452                   27,996
                                                                                 ------------
                                                                                       39,979

MOBILE HOMES - 0.01%
Fleetwood Enterprises, Incorporated                              247                    6,530
                                                                                 ------------

NEWSPAPERS - 0.39%
Dow Jones & Company, Incorporated                                795                   42,185
Gannett, Incorporated                                          2,180                  155,597
Knight-Ridder, Incorporated                                      659                   36,204
New York Times Company, Class A                                1,493                   54,961
Tribune Company                                                  909                   79,197
                                                                                 ------------
                                                                                      368,144

OFFICE FURNISHINGS & SUPPLIES - 0.08%
Avery Dennison Corporation                                       948                   57,236
Ikon Office Solutions, Incorporated                            1,055                   15,825
Moore Corporation, Ltd.                                          667                    5,586
                                                                                 ------------
                                                                                       78,647

PAPER - 1.00%
Boise Cascade Corporation                                        421                   18,050
Champion International Corporation                               798                   38,204
Fort James Corporation                                         1,761                   66,698
International Paper Company                                    3,186                  160,893
Kimberly-Clark Corporation                                     4,208                  239,856
Mead Corporation                                                 834                   34,820
Minnesota Mining & Manufacturing Company                       3,115                  270,810
Potlatch Corporation                                             220                    9,666
Sealed Air Corporation *                                         673                   43,661
Westvaco Corporation                                             824                   23,896
Willamette Industries, Incorporated                              862                   39,706
                                                                                 ------------
                                                                                      946,260

PETROLEUM SERVICES - 1.07%
Apache Corporation *                                             840                   32,760
Baker Hughes, Incorporated *                                   2,575                   86,263
Helmerich & Payne, Incorporated                                  308                    7,334
McDermott International, Incorporated                            435                   12,289
Mobil Corporation                                              5,965                  590,535
Rowan Companies, Incorporated *                                  657                   12,113

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                              SHARES               VALUE
                                                              ------               -----
PETROLEUM SERVICES - CONTINUED
Schlumberger, Ltd.                                             4,222                 $268,889
                                                                                 ------------
                                                                                    1,010,183

PHOTOGRAPHY - 0.19%
Eastman Kodak Company                                          2,556                  173,169
Polaroid Corporation                                             287                    7,928
                                                                                 ------------
                                                                                      181,097

PLASTICS - 0.17%
Illinois Tool Works, Incorporated                              1,939                  158,998
Milacron, Incorporated                                           266                    4,921
                                                                                 ------------
                                                                                      163,919

POLLUTION CONTROL - 0.06%
Browning-Ferris Industries, Incorporated                       1,398                   60,114
                                                                                 ------------

PUBLISHING - 0.92%
American Greetings Corporation, Class A*                         607                   18,286
Jostens, Incorporated                                            259                    5,455
McGraw-Hill Companies, Incorporated                            1,628                   87,810
Meredith Corporation                                             321                   11,115
Time Warner, Incorporated                                      9,660                  710,010
Times Mirror Company, Series A                                   686                   40,645
                                                                                 ------------
                                                                                      873,321
RAILROADS & EQUIPMENT - 0.42%
Burlington Northern Santa Fe Corporation                       3,642                  112,902
CSX Corporation                                                1,706                   77,303
Kansas City Southern Industries, Incorporated                    100                    6,381
Norfolk Southern Corporation                                   2,971                   89,501
Union Pacific Corporation                                      1,928                  112,427
                                                                                 ------------
                                                                                      398,514

RETAIL GROCERY - 0.61%
Albertsons, Incorporated *                                     3,275                  168,867
Kroger Company *                                               6,124                  171,089
Safeway, Incorporated *                                        3,800                  188,100
The Great Atlantic & Pacific Tea Company, Incorporated           259                    8,758
Winn-Dixie Stores, Incorporated                                1,119                   41,333
                                                                                 ------------
                                                                                      578,147

RETAIL TRADE - 5.14%
AutoZone, Incorporated *                                       1,131                  $34,071
Circuit City Stores, Incorporated                                810                   75,330
Consolidated Stores Corporation *                                844                   22,788
Costco Companies, Incorporated *                               1,688                  135,145
CVS Corporation                                                3,074                  156,005
Dayton Hudson Corporation                                      3,413                  221,845
Dillards, Incorporated, Class A                                  867                   30,453
Dollar General Corporation                                     1,816                   52,664
Federated Department Stores, Incorporated *                    1,671                   88,459
GAP, Incorporated                                              6,842                  344,641
Home Depot, Incorporated                                      11,481                  739,807
J. C. Penney, Incorporated                                     1,938                   94,114
Kmart Corporation *                                            3,829                   62,939
Kohls Corporation *                                            1,208                   93,243
Longs Drug Stores Corporation                                    262                    9,055
Lowe's Companies, Incorporated                                 2,750                  155,891
May Department Stores, Incorporated                            2,659                  108,687
Nordstrom, Incorporated                                        1,142                   38,257
Pep Boys-Manny, Moe & Jack                                       360                    7,785
Rite Aid Corporation                                           1,938                   47,723
Sears Roebuck & Company                                        3,031                  135,069
Staples, Incorporated *                                        3,650                  112,922
The Limited, Incorporated                                      1,109                   50,321
TJX Companies, Incorporated                                    2,521                   83,981
Toys R Us, Incorporated *                                      1,975                   40,858
Wal-Mart Stores, Incorporated                                 35,068                1,692,031
Walgreen Company                                               7,812                  229,477
                                                                                 ------------
                                                                                    4,863,561

SANITARY SERVICES - 0.25%
Waste Management, Incorporated *                               4,420                  237,575
                                                                                 ------------

SOFTWARE - 4.82%
Adobe Systems, Incorporated                                      493                   40,503
Autodesk, Incorporated *                                         299                    8,839
BMC Software, Incorporated *                                   1,700                   91,800
Computer Associates International, Incorporated                4,190                  230,450
Compuware Corporation *                                        2,800                   89,075
Microsoft Corporation *                                       39,120                3,528,135
Novell, Incorporated *                                         2,755                   73,008
Oracle Systems Corporation *                                  11,402                  423,299

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
SOFTWARE - CONTINUED
Parametric Technology Corporation *                            2,084             $     28,916
PeopleSoft, Incorporated *                                     1,800                   31,050
Shared Medical Systems Corporation                               205                   13,376
                                                                                 ------------
                                                                                    4,558,451

STEEL - 0.12%
Allegheny Teldyne, Incorporated                                1,560                   35,295
Bethleham Steel Corporation *                                    990                    7,611
Nucor Corporation                                                766                   36,337
USX-United States Steel Group                                    760                   20,520
Worthington Industries, Incorporated                             802                   13,183
                                                                                 ------------
                                                                                      112,946

TELECOMMUNICATIONS SERVICES - 2.35%
MCI WorldCom, Incorporated *                                  14,245                1,225,960
Nextel Communications, Incorporated, Class A *                 2,275                  114,177
Nortel Networks Corporation                                    5,069                  440,053
Vodafone Group PLC, ADR                                        2,244                  441,969
                                                                                 ------------
                                                                                    2,222,159

TELEPHONE - 6.45%
Alltel Corporation *                                           2,191                  156,657
American Telephone & Telegraph Corporation *                  25,901                1,445,600
Ameritech Corporation                                          8,575                  630,262
Bell Atlantic Corporation *                                   12,160                  794,960
BellSouth Corporation *                                       15,332                  718,687
CenturyTel, Incorporated                                       1,100                   43,725
Frontier Corporation                                           1,292                   76,228
GTE Corporation                                                7,486                  567,064
SBC Communications, Incorporated                              15,311                  888,038
Sprint Corporation                                             6,680                  352,788
Sprint Corporation (PCS Group), Series 1 *                     3,495                  199,652
U. S. West, Incorporated                                       3,891                  228,596
                                                                                 ------------
                                                                                    6,102,257

TIRES & RUBBER - 0.09%
Cooper Tire & Rubber Company                                     626                   14,789
Goodyear Tire &  Rubber Company                                1,150                   67,635
                                                                                 ------------
                                                                                       82,424

TOBACCO - 0.88%
Philip Morris Companies, Incorporated                         19,001             $    763,602
R.J. Reynolds Tobacco Holdings, Incorporated *                   742                   23,373
UST, Incorporated                                              1,567                   45,835
                                                                                 ------------
                                                                                      832,810

TOYS, AMUSEMENTS & SPORTING GOODS - 0.11%
Hasbro, Incorporated                                           1,604                   44,812
Mattel, Incorporated                                           2,313                   61,150
                                                                                 ------------
                                                                                      105,962

TRUCKING & FREIGHT - 0.05%
Navistar International Corporation *                             596                   29,800
Ryder Systems, Incorporated                                      615                   15,990
                                                                                 ------------
                                                                                       45,790

TOTAL COMMON STOCKS
(Cost: $70,429,023)                                                              $ 88,071,859
                                                                                  -----------


PRINCIPAL
AMOUNT                                                                              VALUE
------                                                                           -----------
SHORT TERM INVESTMENTS - 4.97%
  $4,004,139   Navigator Securities Lending
               Trust, 4.97%                                                      $  4,004,139

       700,000 United States Treasury Bills, ****
                   zero coupon due 08/12/1999                                         696,493
                                                                                 ------------
                                                                                 $  4,700,632


REPURCHASE AGREEMENTS - 1.92%
$1,817,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.70%, to be
               repurchased at $1,817,237 on
               07/01/1999, collateralized by
               $1,765,000 U.S. Treasury Notes,
               6.875% due 05/15/2006 (valued at
               $1,855,456, including interest).                                  $  1,817,000
                                                                                 ------------

TOTAL INVESTMENTS   (EQUITY INDEX TRUST)
(Cost: $76,946,503)                                                              $ 94,589,491
                                                                                 ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
GROWTH & INCOME TRUST

COMMON STOCKS - 97.01%
AEROSPACE - 1.75%
Boeing Company *                                             400,000             $ 17,675,000
General Motors Hughes                                        230,000               12,937,500
United Technologies Corporation                              290,000               20,789,375
                                                                                 ------------
                                                                                   51,401,875

AGRICULTURE - 0.50%
Deere & Company                                              371,200               14,708,800
                                                                                 ------------

AIR TRAVEL - 0.97%
AMR Corporation *                                            418,200               28,542,150
                                                                                 ------------

ALUMINUM - 0.79%
Alcoa, Incorporated *                                        372,700               23,060,813
                                                                                 ------------

AUTO PARTS - 0.44%
Eaton Corporation                                            141,800               13,045,600
                                                                                 ------------

AUTOMOBILES - 0.92%
Ford Motor Company                                           478,800               27,022,275
                                                                                 ------------

BANKING - 4.06%
Chase Manhattan Corporation                                  225,600               19,542,600
First Union Corporation                                      606,600               28,510,200
U.S. Bancorp                                                 972,800               33,075,200
Wachovia Corporation                                         445,400               38,109,537
                                                                                 ------------
                                                                                  119,237,537

BUSINESS SERVICES - 4.47%
Automatic Data Processing, Incorporated *                    580,000               25,520,000
Computer Sciences Corporation *                              357,900               24,762,206
First Data Corporation                                       721,300               35,298,619
Tyco International, Ltd.                                     483,500               45,811,625
                                                                                 ------------
                                                                                  131,392,450

CHEMICALS - 1.92%
Dow Chemical Company                                         140,400               17,813,250
E.I. Du Pont De Nemours & Company                            562,500               38,425,781
                                                                                 ------------
                                                                                   56,239,031

COMPUTERS & BUSINESS EQUIPMENT - 7.75%
Cisco Systems, Incorporated *                                855,000               55,147,500
EMC Corporation *                                            314,000               17,314,000
Hewlett-Packard Company                                      359,800              $36,159,900
International Business Machines Corporation                  563,400               72,819,450
Xerox Corporation                                            782,900               46,240,031
                                                                                 ------------
                                                                                  227,680,881

DOMESTIC OIL - 0.50%
Unocal Corporation                                           370,000               14,661,250
                                                                                 ------------

DRUGS & HEALTH CARE - 13.01%
Abbott Laboratories *                                        640,000               29,120,000
American Home Products Corporation *                         767,400               44,125,500
Astrazeneca PLC, ADR *                                       399,900               15,671,081
Baxter International, Incorporated *                         548,100               33,228,562
Bristol-Myers Squibb Company                                 419,800               29,569,663
Cardinal Health, Incorporated                                357,600               22,931,100
Columbia/HCA Healthcare Corporation                        1,007,600               22,985,875
Johnson & Johnson                                            361,400               35,417,200
Merck & Company, Incorporated                                447,200               33,092,800
Monsanto Co ACES Cv                                          247,300                9,922,913
Pfizer, Incorporated                                         260,000               28,535,000
Pharmacia & Upjohn, Incorporated                             670,100               38,070,056
Warner-Lambert Company                                       564,600               39,169,125
                                                                                 ------------
                                                                                  381,838,875

ELECTRICAL EQUIPMENT - 3.26%
General Electric Company                                     848,200               95,846,600
                                                                                 ------------

ELECTRIC UTILITIES - 1.68%
DPL, Incorporated                                            667,500               12,265,313
GPU, Incorporated                                            295,400               12,462,187
Pinnacle West Capital Corporation                            353,200               14,216,300
Texas Utilities Company                                      250,000               10,312,500
                                                                                 ------------
                                                                                   49,256,300

ELECTRONICS - 6.83%
Analog Devices, Incorporated *                               475,700               23,874,194
Intel Corporation                                            853,300               50,771,350
Lucent Technologies, Incorporated                            811,700               54,739,018
Micron Technology, Incorporated *                            409,600               16,512,000
Motorola, Incorporated *                                     269,500               25,535,125

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
ELECTRONICS - CONTINUED
Texas Instruments, Incorporated
                                                             199,900             $ 28,985,500
                                                                                 ------------
                                                                                  200,417,187

FINANCIAL SERVICES - 6.70%
Association First Capital Corporation, Class A *           1,101,100               48,792,494
Citigroup, Incorporated                                    1,603,725               76,176,937
Federal National Mortgage Association                        521,000               35,623,375
Merrill Lynch & Company, Incorporated                        451,600               36,099,775
                                                                                 ------------
                                                                                  196,692,581

FOOD & BEVERAGES - 1.67%
PepsiCo, Incorporated                                        423,500               16,384,156
Sara Lee Corporation                                         820,000               18,603,750
The Coca-Cola Company                                        225,000               14,062,500
                                                                                 ------------
                                                                                   49,050,406

GAS & PIPELINE UTILITIES - 0.95%
Enron Corporation                                            190,100               15,540,675
National Fuel Gas Company                                    255,400               12,386,900
                                                                                 ------------
                                                                                   27,927,575

HOTELS & RESTAURANTS - 1.43%
McDonalds Corporation                                      1,018,800               42,089,175
                                                                                 ------------

HOUSEHOLD PRODUCTS - 2.30%
Colgate-Palmolive Company                                    150,000               14,812,500
Gillette Company                                             274,500               11,254,500
Procter & Gamble Company                                     463,700               41,385,225
                                                                                 ------------
                                                                                   67,452,225

INSURANCE - 3.74%
ACE, Ltd.                                                    685,900               19,376,675
American International Group, Incorporated *                 363,400               42,540,513
Marsh & McLennan Companies, Incorporated                     634,100               47,874,550
                                                                                 ------------
                                                                                  109,791,738

INTERNATIONAL OIL - 5.12%
Chevron Corporation                                          406,200               38,665,163
Exxon Corporation                                            875,700               67,538,362
Royal Dutch Petroleum Company                                732,700               44,145,175
                                                                                 ------------
                                                                                  150,348,700

LEISURE TIME - 0.88%
The Walt Disney Company *                                    839,900               25,879,419
                                                                                 ------------
LIQUOR - 0.98%
Anheuser-Busch Companies, Incorporated *                     406,300              $28,821,906
                                                                                 ------------

NEWSPAPERS - 1.23%
Gannett, Incorporated                                        506,500               36,151,438
                                                                                 ------------

PAPER - 2.14%
International Paper Company                                  500,000               25,250,000
Kimberly-Clark Corporation                                   385,000               21,945,000
Minnesota Mining & Manufacturing Company                     180,000               15,648,750
                                                                                 ------------
                                                                                   62,843,750

PETROLEUM SERVICES - 1.22%
Schlumberger, Ltd.                                           560,800               35,715,950
                                                                                 ------------

PLASTICS - 0.47%
Illinois Tool Works, Incorporated                            169,800               13,923,600
                                                                                 ------------

RETAIL TRADE - 5.44%
Dayton Hudson Corporation                                    728,300               47,339,500
GAP, Incorporated                                            675,000               34,003,125
May Department Stores, Incorporated                          427,350               17,467,931
Wal-Mart Stores, Incorporated                              1,260,000               60,795,000
                                                                                 ------------
                                                                                  159,605,556

SOFTWARE - 3.60%
Microsoft Corporation *                                    1,172,600              105,753,863
                                                                                 ------------

TELECOMMUNICATIONS SERVICES - 2.11%
Cox Communications, Incorporated, Class A *                  294,000               10,822,875
MCI WorldCom, Incorporated *                                 594,900               51,198,581
                                                                                 ------------
                                                                                   62,021,456

TELEPHONE - 6.76%
American Telephone & Telegraph Corporation,
Liberty Media - A                                            340,200               12,502,350
American Telephone & Telegraph Corporation *                 755,500               42,166,344
Bell Atlantic Corporation *                                1,058,998               69,231,994
SBC Communications, Incorporated                             780,000               45,240,000
U. S. West, Incorporated                                     497,800               29,245,750
                                                                                 ------------
                                                                                  198,386,438

TOBACCO - 1.01%
Philip Morris Companies, Incorporated                        735,000               29,537,813
                                                                                 ------------
    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
TRUCKING & FREIGHT - 0.41%
CSX Corporation                                              264,700           $   11,994,219
                                                                               --------------

TOTAL COMMON STOCKS
(Cost: $1,805,759,510)                                                         $2,848,339,432
                                                                               --------------


PRINCIPAL
AMOUNT                                                                              VALUE
------                                                                              -----
SHORT TERM INVESTMENTS - 1.09%
$32,111,245    Navigator Securities Lending
                    Trust, 4.97%                                               $   32,111,245
                                                                               --------------

REPURCHASE AGREEMENTS - 1.90%
$55,811,000    Repurchase Agreement with Paine
               Webber  dated 06/30/1999 at 4.85%
               to be repurchased at $55,818,519
               on 07/01/1999, collateralized by
               $50,000,000 U.S. Treasury Bonds,
               7.125% due 02/15/2023 (valued at
               $56,838,398, including interest)
               and $710,000 U.S. Treasury Bonds,
               8.75% due 05/15/2017 (valued at
               $905,419 including
               interest)
                                                                               $   55,811,000

TOTAL INVESTMENTS   (GROWTH & INCOME
Trust)  (Cost: $1,893,681,755)                                                 $2,936,261,677
                                                                               ==============


U.S. LARGE CAP VALUE TRUST
COMMON STOCKS - 88.27%
AEROSPACE - 1.93%
Boeing Company *                                              24,500            $   1,082,594
United Technologies Corporation                               12,000                  860,250
                                                                                 ------------
                                                                                    1,942,844

APPAREL & TEXTILES - 0.60%
NIKE, Incorporated, Class B                                    9,500                  601,469
                                                                                 ------------

AUTO PARTS - 1.42%
Federal-Mogul Corporation                                     27,500                1,430,000
                                                                                 ------------

BANKING - 3.13%
Bank America Corporation *                                    20,500                1,502,906
J. P. Morgan & Company, Incorporated                           5,000                  702,500
Washington Mutual, Incorporated                               27,000                  955,125
                                                                                 ------------
                                                                                    3,160,531

BROADCASTING - 4.44%
Adelphia Communications Corporation, Class A *                17,000               $1,081,625
Cablevision Systems Corporation, Class A *                    19,500                1,365,000
Fox Entertainment Group, Incorporated, Class A *              51,000                1,373,812
Viacom, Incorporated, Class B *                               15,000                  660,000
                                                                                 ------------
                                                                                    4,480,437

BUSINESS SERVICES - 8.10%
Ecolab, Incorporated                                          30,500                1,330,562
Interpublic Group Companies, Incorporated                     13,500                1,169,438
Nokia Corporaton, ADR                                         17,000                1,556,562
Quintiles Transnational Corporation *                         31,000                1,302,000
Service Corporation International                             29,500                  567,875
Tyco International, Ltd.                                      16,000                1,516,000
Young & Rubicam,  Incorporated                                16,000                  727,000
                                                                                 ------------
                                                                                    8,169,437

COMPUTERS & BUSINESS EQUIPMENT - 5.22%
Cisco Systems, Incorporated *                                 11,000                  709,500
Gateway, Incorporated *                                       23,000                1,357,000
Hewlett-Packard Company                                       11,500                1,155,750
International Business Machines Corporation                   11,000                1,421,750
Xerox Corporation                                             10,500                  620,156
                                                                                 ------------
                                                                                    5,264,156

CONSTRUCTION & MINING EQUIPMENT - 1.27%
Dover Corporation                                             36,500                1,277,500
                                                                                 ------------

CRUDE PETROLEUM & NATURAL GAS - 1.33%
Burlington Resources, Incorporated                            31,000                1,340,750
                                                                                 ------------

DRUGS & HEALTH CARE - 6.44%
Astrazeneca PLC, ADR *                                        32,500                1,273,594
Forest Labs, Incorporated *                                   30,000                1,387,500
Guidant Corporation *                                         26,800                1,378,525
Medtronic, Incorporated                                       12,500                  973,437
Pfizer, Incorporated                                           5,500                  603,625
United Healthcare Corporation                                 14,000                  876,750
                                                                                 ------------
                                                                                    6,493,431

ELECTRICAL EQUIPMENT - 1.64%
Sony Corporation                                              15,000                1,655,625
                                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
ELECTRIC UTILITIES - 3.68%
AES Corporation *                                             28,500               $1,656,562
CINergy Corporation                                           18,000                  576,000
Niagara Mohawk Holdings, Incorporated *                       11,100                  178,294
Northeast Utilities *                                         73,500                1,300,031
                                                                                 ------------
                                                                                    3,710,887

ELECTRONICS - 4.74%
Applied Materials, Incorporated *                             14,000                1,034,250
Intel Corporation                                             20,000                1,190,000
KLA-Tencor Corporation *                                      12,500                  810,937
Loral Space & Communications *                                41,000                  738,000
Teradyne, Incorporated *                                      14,000                1,004,500
                                                                                 ------------
                                                                                    4,777,687

FINANCIAL SERVICES - 7.83%
Association First Capital Corporation, Class A *              18,000                  797,625
Citigroup, Incorporated                                       31,500                1,496,250
Goldman Sachs Group, Incorporated                             14,000                1,011,500
Household International, Incorporated                         24,500                1,160,688
Merrill Lynch & Company, Incorporated                         17,500                1,398,906
SLM Holding Corporation                                       29,000                1,328,562
Wells Fargo & Company                                         16,500                  705,375
                                                                                 ------------
                                                                                    7,898,906

FOOD & BEVERAGES - 3.15%
Campbell Soup Company                                          4,200                  194,775
Kellogg Company                                               36,500                1,204,500
Nabisco Holdings Corporation, Class A                         15,000                  648,750
The Coca-Cola Company                                         18,000                1,125,000
                                                                                 ------------
                                                                                    3,173,025

GAS & PIPELINE UTILITIES - 0.65%
Williams Companies, Incorporated                              15,500                  659,719


HOUSEHOLD PRODUCTS - 0.74%
Clorox Company                                                 7,000                  747,688
                                                                                 ------------

INDUSTRIALS - 0.80%
Autonation, Incorporated *                                    45,000                  801,563
                                                                                 ------------

INSURANCE - 3.55%
American International Group, Incorporated *                  10,500                1,229,156
Berkshire Hathaway, Incorporated, Class A *                       15               $1,033,500
Cincinnati Financial Corporation                              35,000                1,314,688
                                                                                 ------------
                                                                                    3,577,344

INTERNATIONAL OIL - 2.37%
Exxon Corporation                                             13,000                1,002,625
The Shell Transport & Trading Company PLC                     30,000                1,391,250
                                                                                 ------------
                                                                                    2,393,875

LEISURE TIME - 1.47%
Carnival Corporation, Class A                                 30,500                1,479,250
                                                                                 ------------

LIQUOR - 0.74%
Anheuser-Busch Companies, Incorporated *                      10,500                  744,844
                                                                                 ------------

NEWSPAPERS - 0.99%
New York Times Company, Class A                               27,000                  993,938
                                                                                 ------------

PAPER - 3.61%
Bowater, Incorporated                                         19,000                  897,750
Fort James Corporation                                        32,500                1,230,938
Kimberly-Clark Corporation                                     9,500                  541,500
Sealed Air Corporation *                                      15,000                  973,125
                                                                                 ------------
                                                                                    3,643,313

PETROLEUM SERVICES - 1.06%
Baker Hughes, Incorporated *                                  32,000                1,072,000
                                                                                 ------------

PLASTICS - 1.34%
Illinois Tool Works, Incorporated                             16,500                1,353,000
                                                                                 ------------

PUBLISHING - 1.67%
American Greetings Corporation, Class A*                      34,000                1,024,250
Time Warner, Incorporated                                      9,000                  661,500
                                                                                 ------------
                                                                                    1,685,750

REAL ESTATE - 0.79%
IndyMac Mortgage Holdings, Incorporated                       49,500                  792,000
                                                                                 ------------

RETAIL TRADE - 1.37%
Circuit City Stores, Incorporated                              7,500                  697,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
RETAIL TRADE-CONTINUED
Lowe's Companies, Incorporated                                12,000             $    680,250
                                                                                 ------------
                                                                                    1,377,750

SOFTWARE - 3.09%
Autodesk, Incorporated *                                      34,000                1,005,125
Cadence Design Systems, Incorporated *                        91,000                1,160,250
PeopleSoft, Incorporated *                                    55,000                  948,750
                                                                                 ------------
                                                                                    3,114,125

TELECOMMUNICATIONS SERVICES - 2.09%
MCI WorldCom, Incorporated *                                  12,500                1,075,781
Vodafone Group PLC, ADR                                        5,250                1,034,250
                                                                                 ------------
                                                                                    2,110,031

TELEPHONE - 4.20%
American Telephone & Telegraph Corporation *                  29,800                1,663,212
American Telephone & Telegraph Corporation,
     Liberty Media - A *                                      42,000                1,543,500
Sprint Corporation                                            19,400                1,024,563
                                                                                 ------------
                                                                                    4,231,275

TOBACCO - 0.94%
Philip Morris Companies, Incorporated                         23,500                  944,406
                                                                                 ------------

TOYS, AMUSEMENTS & SPORTING GOODS - 1.33%
Hasbro, Incorporated                                          48,000                1,341,000
                                                                                 ------------

TRUCKING & FREIGHT - 0.55%
CNF Transportation, Incorporated                              14,500                  556,438
                                                                                 ------------

TOTAL COMMON STOCKS
(Cost: $87,397,777)                                                              $ 88,995,994
                                                                                 ------------


PRINCIPAL
AMOUNT                                                                             VALUE
------                                                                             -----
REPURCHASE AGREEMENTS - 11.73%
$11,829,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $11,830,314 on
               07/01/1999, collateralized by
               $9,305,000 U.S. Treasury Bonds,
               8.875% due 08/15/2017 (valued at
               $12,068,622, including interest)                                  $ 11,829,000
                                                                                 ------------

TOTAL INVESTMENTS   (U.S. LARGE CAP VALUE
TRUST)  (Cost: $99,226,777)                                                      $100,824,994
                                                                                 ============

EQUITY-INCOME TRUST

                                                             SHARES                 VALUE
                                                             ------                 -----
COMMON STOCKS - 92.86%
AEROSPACE - 2.41%
AlliedSignal, Incorporated *                                 143,500             $  9,040,500
Boeing Company *                                             157,000                6,937,437
Lockheed Martin Corporation                                  158,400                5,900,400
TRW, Incorporated                                            100,900                5,536,888
                                                                                 -------------
                                                                                   27,415,225

ALUMINUM - 0.74%
Reynolds Metals Company                                      143,500                8,466,500
                                                                                 ------------

AUTO PARTS - 0.78%
Delphi Automotive Systems Corporation                         28,241                  524,224
Genuine Parts Company                                        239,950                8,398,250
                                                                                 ------------
                                                                                    8,922,474

AUTOMOBILES - 0.37%
General Motors Corporation                                    64,300                4,243,800
                                                                                 ------------

BANKING - 7.52%
Bank America Corporation *                                    97,500                7,147,969
Bank One Corporation                                         171,800               10,232,837
BankBoston Corporation                                       119,800                6,124,775
Chase Manhattan Corporation                                   96,200                8,333,325
Fleet Financial Group, Incorporated                          199,000                8,830,625
J. P. Morgan & Company, Incorporated                          88,400               12,420,200
KeyCorp                                                       81,900                2,631,038
Mellon Bank Corporation                                      543,900               19,784,362
Mercantile Bankshares Corporation                            134,050                4,742,019
National City Corporation                                     80,000                5,240,000
                                                                                 ------------
                                                                                   85,487,150

BUILDING MATERIALS & CONSTRUCTION - 0.54%
Fortune Brands, Incorporated                                 147,100                6,086,263
                                                                                 ------------

BUSINESS SERVICES - 1.65%
Dun & Bradstreet Corporation                                 161,900                5,737,331
H & R Block, Incorporated *                                  134,000                6,700,000
R.R. Donnelley & Sons Company *                              171,900                6,371,044
                                                                                 ------------
                                                                                   18,808,375

CHEMICALS - 6.33%
Arch Chemicals, Incorporated                                  55,800                1,356,638
Dow Chemical Company                                         115,700               14,679,437

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
CHEMICALS-CONTINUED
E.I. Du Pont De Nemours & Company                            176,700             $ 12,070,819
Great Lakes Chemical Corporation                             177,300                8,166,881
Hercules, Incorporated                                       278,800               10,960,325
Imperial Chemical Industries PLC, ADR                        108,400                4,308,900
Nalco Chemical Company                                       159,200                8,258,500
Olin Corporation                                             155,800                2,054,613
PPG Industries, Incorporated                                 104,500                6,172,031
Witco Corporation                                            197,300                3,946,000
                                                                                 ------------
                                                                                   71,974,144

COMPUTERS & BUSINESS EQUIPMENT - 1.24%
Compaq Computer Corporation                                   79,200                1,876,050
Hewlett-Packard Company                                      121,400               12,200,700
                                                                                 ------------
                                                                                   14,076,750

CONSTRUCTION MATERIALS - 0.73%
Armstrong World Industries, Incorporated *                   143,300                8,284,531
                                                                                 ------------

COSMETICS & TOILETRIES - 1.03%
International Flavors & Fragrances, Incorporated             264,600               11,741,625
                                                                                 ------------

DOMESTIC OIL - 3.88%
Amerada Hess Corporation *                                   175,700               10,454,150
Atlantic Richfield Company *                                 195,700               16,353,181
Phillips Petroleum Company                                    87,900                4,422,469
Unocal Corporation                                           215,200                8,527,300
USX-Marathon Group                                           133,400                4,343,837
                                                                                 ------------
                                                                                   44,100,937

DRUGS & HEALTH CARE - 4.21%
Abbott Laboratories *                                        155,200                7,061,600
American Home Products Corporation *                         300,600               17,284,500
Merck & Company, Incorporated                                 47,000                3,478,000
Pharmacia & Upjohn, Incorporated                             284,300               16,151,794
Smith & Nephew PLC                                         1,279,600                3,872,582
                                                                                 ------------
                                                                                   47,848,476

ELECTRICAL EQUIPMENT - 1.81%
Cooper Industries, Incorporated                              122,300                6,359,600
General Electric Company                                      71,300                8,056,900
Hubbell, Incorporated                                        134,800               $6,116,550
                                                                                 ------------
                                                                                   20,533,050

ELECTRIC UTILITIES - 4.81%
Constellation Energy Group, Incorporated                      77,500                2,295,938
DQE, Incorporated                                            140,200                5,625,525
Duke Energy Company                                          126,500                6,878,437
Entergy Corporation                                          117,000                3,656,250
FirstEnergy Corporation                                      240,375                7,451,625
Niagara Mohawk Holdings, Incorporated *                      118,100                1,896,981
PacifiCorp                                                   238,000                4,373,250
Reliant Energy, Incorporated                                 170,800                4,718,350
Southern Company                                             289,300                7,666,450
TECO Energy, Incorporated                                    124,000                2,821,000
Unicom Corporation                                           189,600                7,311,450
                                                                                 ------------
                                                                                   54,695,256

ELECTRONICS - 0.69%
Honeywell, Incorporated                                       67,900                7,867,912
                                                                                 ------------

FINANCIAL SERVICES - 3.31%
Citigroup, Incorporated                                      299,173               14,210,717
Federal National Mortgage Association                        170,500               11,657,938
Wells Fargo & Company                                        169,500                7,246,125
Xl Capital, Ltd., Shares A                                    80,900                4,570,850
                                                                                 ------------
                                                                                   37,685,630

FOOD & BEVERAGES - 5.63%
Campbell Soup Company                                        122,600                5,685,575
General Mills, Incorporated                                  194,400               15,624,900
H.J. Heinz Company                                           146,500                7,343,312
Hershey Foods Corporation                                     95,200                5,652,500
Kellogg Company                                              171,200                5,649,600
McCormick & Company, Incorporated                            237,500                7,496,094
Nabisco Group Holding Corporation                            232,500                4,548,281
PepsiCo, Incorporated                                         80,000                3,095,000
Quaker Oats Company                                          135,400                8,987,175
                                                                                 ------------
                                                                                   64,082,437

GOLD - 0.41%
Newmont Mining Corporation                                   234,800                4,666,650
                                                                                 ------------

HOTELS & RESTAURANTS - 1.15%
Hilton Hotels Corporation                                    194,900                2,765,144
Starwood Hotels & Resorts, Class B
                                                             336,871               10,295,620
                                                                                 ------------
                                                                                   13,060,764

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----

HOUSEHOLD APPLIANCES - 0.74%
Whirlpool Corporation                                        113,100             $  8,369,400
                                                                                 ------------

HOUSEHOLD PRODUCTS - 0.75%
The Stanley Works                                            131,100                4,219,781
Tupperware Corporation                                       125,400                3,197,700
Unilever NV                                                   16,100                1,084,594
                                                                                 ------------
                                                                                    8,502,075

INDUSTRIAL MACHINERY - 0.65%
Pall Corporation                                             335,000                7,432,813
                                                                                 ------------

INSURANCE - 4.45%
American General Corporation *                               147,800               11,140,425
Chubb Corporation                                             85,200                5,921,400
Lincoln National Corporation                                 130,200                6,811,088
SAFECO Corporation                                           215,300                9,500,112
St. Paul Companies, Incorporated                             311,948                9,923,846
Transamerica Corporation                                      97,000                7,275,000
                                                                                 ------------
                                                                                   50,571,871

INTERNATIONAL OIL - 4.98%
Chevron Corporation                                          152,500               14,516,094
Exxon Corporation                                            231,800               17,877,575
Royal Dutch Petroleum Company                                185,200               11,158,300
Texaco, Incorporated                                         210,200               13,137,500
                                                                                 ------------
                                                                                   56,689,469

LEISURE TIME - 0.13%
The Walt Disney Company *                                     49,500                1,525,219

LIQUOR - 1.69%
Anheuser-Busch Companies, Incorporated *                     160,400               11,378,375
Brown Forman Corporation, Class B                            120,800                7,874,650
                                                                                 ------------
                                                                                   19,253,025

METAL & METAL PRODUCTS - 0.38%
Inco, Ltd. *                                                 242,300                4,361,400
                                                                                 ------------

MINING - 0.45%
Phelps Dodge Corporation                                      82,000                5,078,875
                                                                                 ------------

NEWSPAPERS - 1.38%
Dow Jones & Company, Incorporated                            126,100                6,691,181
Knight-Ridder, Incorporated                                  164,300                9,026,231
                                                                                 ------------
                                                                                   15,717,412

PAPER - 4.78%
Consolidated Papers, Incorporated                            196,500               $5,256,375
Fort James Corporation                                       176,000                6,666,000
International Paper Company                                  329,755               16,652,627
Kimberly-Clark Corporation                                   239,600               13,657,200
Minnesota Mining & Manufacturing Company                     140,200               12,188,638
                                                                                 ------------
                                                                                   54,420,840

PETROLEUM SERVICES - 3.79%
Baker Hughes, Incorporated *                                 329,600               11,041,600
BP Amoco PLC *                                               167,800               18,206,300
Mobil Corporation                                            140,500               13,909,500
                                                                                 ------------
                                                                                   43,157,400

PHOTOGRAPHY - 1.02%
Eastman Kodak Company                                        170,600               11,558,150
                                                                                 ------------

POLLUTION CONTROL - 0.92%
Browning-Ferris Industries, Incorporated
                                                             244,500               10,513,500
                                                                                 ------------

PUBLISHING - 0.56%
Readers Digest Association, Incorporated, Class A
                                                             160,400                6,375,900
                                                                                 ------------

RAILROADS & EQUIPMENT - 2.98%
Burlington Northern Santa Fe Corporation
                                                             166,200                5,152,200
GATX Corporation                                              67,400                2,565,413
Norfolk Southern Corporation                                 396,100               11,932,512
Union Pacific Corporation                                    245,100               14,292,394
                                                                                 ------------
                                                                                   33,942,519

REAL ESTATE - 1.22%
Crescent Real Estate Equities                                151,300                3,593,375
Rouse Company                                                122,400                3,105,900
Simon Property Group, Incorporated                           280,600                7,120,225
                                                                                 ------------
                                                                                   13,819,500

RETAIL TRADE - 1.45%
J. C. Penney, Incorporated                                   140,400                6,818,175
May Department Stores, Incorporated                          116,550                4,763,981
Toys R Us, Incorporated *                                    239,000                4,944,313
                                                                                 ------------
                                                                                   16,526,469

SANITARY SERVICES - 0.21%
Waste Management, Incorporated *                              43,932                2,361,345
                                                                                 ------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
TELECOMMUNICATIONS SERVICES - 0.53%
Telecomunicacoes Brasileiras, ADR *                           66,900                   $4,181
Telecomunicacoes Brasileiras, Pfd. Block, ADR                 66,900                6,033,544
                                                                               --------------
                                                                                    6,037,725

TELEPHONE - 8.42%
Alltel Corporation *                                         281,400               20,120,100
American Telephone & Telegraph Corporation *                  91,050                5,081,728
BCE, Incorporated                                            149,900                7,391,944
Bell Atlantic Corporation *                                  196,000               12,813,500
BellSouth Corporation *                                       80,500                3,773,437
GTE Corporation                                              213,300               16,157,475
SBC Communications, Incorporated                             420,064               24,363,712
U.S. West, Incorporated                                      103,200                6,063,000
                                                                               --------------
                                                                                   95,764,896

TOBACCO - 1.99%
Philip Morris Companies, Incorporated                        291,400               11,710,637
R.J. Reynolds Tobacco Holdings, Incorporated *                77,500                2,441,250
UST, Incorporated                                            291,900                8,538,075
                                                                               --------------
                                                                                   22,689,962

TRUCKING & FREIGHT - 0.15%
Alexander & Baldwin, Incorporated *                           76,400                1,699,900
                                                                               --------------

TOTAL COMMON STOCKS
(Cost: $820,737,518)                                                           $1,056,417,614
                                                                               --------------


PRINCIPAL
AMOUNT                                                                              VALUE
------                                                                             --------
SHORT TERM INVESTMENTS - 7.04%
$38,639,735    Navigator Securities Lending Trust, 4.97%                       $   38,639,735
  10,000,000   Associates Finance Services
                   Company, 5.03% due 07/20/1999                                    9,973,453
    2,500,000  Stanford University,
                   4.70% due 07/30/1999                                             2,490,535
    5,000,000  Commonwealth Bank of Australia,
                   Series C, 4.80% due 08/10/1999                                   4,973,333
  12,960,000   Falcon Asset Securitization
                   Corporation, 5.03% due 07/20/1999                               12,925,595
    3,770,000  Repsol International Financial,
                   4.82% due 08/12/1999                                             3,748,800
    7,308,000  Gilfin BV,
                 5.70% due 07/01/1999                                               7,308,000
                                                                               --------------
                                                                               $   80,059,451
REPURCHASE AGREEMENTS - 0.10%
$1,097,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $1,097,122 on
               07/01/1999, collateralized by
               $865,000 U.S. Treasury Bonds,
               8.875% due 08/15/2017 (valued at
               $1,121,908, including interest)                                 $    1,097,000
                                                                               --------------

TOTAL INVESTMENTS   (EQUITY-INCOME TRUST)
(Cost: $901,893,969)                                                           $1,137,574,065
                                                                               ==============

INCOME & VALUE TRUST

                                                              SHARES                VALUE
                                                              ------                -----
COMMON STOCKS - 51.26%
AEROSPACE - 1.21%
Boeing Company *                                             130,000            $   5,744,375
United Technologies Corporation                               58,000                4,157,875
                                                                                ------------
                                                                                    9,902,250

APPAREL & TEXTILES - 0.57%
NIKE, Incorporated, Class B                                   74,000                4,685,125
                                                                                -------------

AUTO PARTS - 0.54%
Federal-Mogul Corporation                                     85,000                4,420,000
                                                                                -------------

BANKING - 2.01%
Bank America Corporation *                                    95,000                6,964,692
J. P. Morgan & Company, Incorporated                          30,000                4,215,000
Standard Chartered PLC *                                         391                    6,367
Washington Mutual, Incorporated                              150,000                5,306,250
                                                                                -------------
                                                                                   16,492,309

BROADCASTING - 2.69%
Adelphia Communications Corporation, Class A *                73,000                4,644,625
Cablevision Systems Corporation, Class A *                    93,000                6,510,000
Fox Entertainment Group, Incorporated, Class A *             255,000                6,869,063
Viacom, Incorporated, Class A *                               92,000                4,059,500
                                                                                -------------
                                                                                   22,083,188

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              SHARES               VALUE
                                                              ------               -----
BUSINESS SERVICES - 4.42%
Ecolab, Incorporated                                         142,000            $   6,194,750
Interpublic Group Companies, Incorporated                     35,000                3,031,875
Nokia Corporation, ADR                                        62,000                5,676,875
Quintiles Transnational Corporation *                        150,000                6,300,000
Service Corporation International                            240,000                4,620,000
Tyco International, Ltd.                                      70,000                6,632,500
Young & Rubicam,  Incorporated                                85,000                3,862,187
                                                                                -------------
                                                                                   36,318,187

COMPUTERS & BUSINESS EQUIPMENT - 3.18%
Cisco Systems, Incorporated *                                 51,000                3,289,500
Gateway, Incorporated *                                      110,000                6,490,000
Hewlett-Packard Company                                       40,000                4,020,000
International Business Machines Corporation                   62,000                8,013,500
Xerox Corporation                                             73,000                4,311,562
                                                                                -------------
                                                                                   26,124,562

CONSTRUCTION & MINING EQUIPMENT - 0.62%
Dover Corporation                                            145,000                5,075,000
                                                                                -------------

CRUDE PETROLEUM & NATURAL GAS - 0.77%
Burlington Resources, Incorporated                           147,000                6,357,750
                                                                                -------------

DRUGS & HEALTH CARE - 3.98%
Astrazeneca PLC, ADR *                                       147,000                5,760,562
Forest Labs, Incorporated *                                  148,000                6,845,000
Guidant Corporation *                                        130,800                6,728,025
Medtronic, Incorporated                                       63,000                4,906,125
Pfizer, Incorporated                                          48,000                5,268,000
United Healthcare Corporation                                 50,000                3,131,250
                                                                                -------------
                                                                                   32,638,962

ELECTRICAL EQUIPMENT - 1.01%
Sony Corporation                                              75,000                8,278,125
                                                                                -------------

ELECTRIC UTILITIES - 1.57%
AES Corporation *                                            117,000                6,800,625
Niagara Mohawk Holdings, Incorporated *                       57,700                  926,806
Northeast Utilities *                                        292,000                5,164,750
                                                                                -------------
                                                                                   12,892,181

ELECTRONICS - 2.84%
Applied Materials, Incorporated *                             48,000                3,546,000
Intel Corporation                                             90,000                5,355,000
KLA-Tencor Corporation *                                      82,000               $5,319,750
Loral Space & Communications *                               278,400                5,011,200
Teradyne, Incorporated *                                      57,000                4,089,750
                                                                                -------------
                                                                                   23,321,700

FINANCIAL SERVICES - 5.44%
Association First Capital Corporation, Class A *             110,000                4,874,375
Citigroup, Incorporated                                      193,500                9,191,250
Goldman Sachs Group, Incorporated                             50,000                3,612,500
Household International, Incorporated                        110,000                5,211,250
Merrill Lynch & Company, Incorporated                         60,000                4,796,250
SLM Holding Corporation                                      140,000                6,413,750
Wells Fargo & Company                                        130,000                5,557,500
Xl Capital, Ltd., Shares A                                    89,000                5,028,500
                                                                                -------------
                                                                                   44,685,375

FOOD & BEVERAGES - 1.29%
Campbell Soup Company                                          9,200                  426,650
Kellogg Company                                              193,000                6,369,000
The Coca-Cola Company                                         61,000                3,812,500
                                                                                -------------
                                                                                   10,608,150

GAS & PIPELINE UTILITIES - 0.31%
Williams Companies, Incorporated                              59,000                2,511,188
                                                                                -------------

HOUSEHOLD PRODUCTS - 0.47%
Clorox Company                                                36,500                3,898,656
                                                                                -------------


INDUSTRIAL MACHINERY - 0.00%
BBA Group PLC *                                                  339                    2,597
                                                                                -------------

INDUSTRIALS - 0.43%
Autonation, Incorporated *                                   197,900                3,525,094
                                                                                -------------

INSURANCE - 2.00%
American International Group, Incorporated *                  25,000                2,926,563
Berkshire Hathaway, Incorporated, Class A *                      100                6,890,000
Cincinnati Financial Corporation                             175,200                6,580,950
                                                                                -------------
                                                                                   16,397,513

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                              SHARES               VALUE
                                                              ------               -----
INTERNATIONAL OIL - 1.50%
Exxon Corporation                                             60,000            $   4,627,500
The Shell Transport & Trading Company PLC                    165,000                7,651,875
                                                                                -------------
                                                                                   12,279,375

LEISURE TIME - 0.90%
Carnival Corporation, Class A                                152,000                7,372,000
                                                                                -------------

LIQUOR - 0.48%
Anheuser-Busch Companies, Incorporated *                      55,000                3,901,563
                                                                                -------------

NEWSPAPERS - 0.54%
New York Times Company, Class A                              120,000                4,417,500
                                                                                -------------

PAPER - 1.68%
Bowater, Incorporated                                        124,000                5,859,000
Fort James Corporation                                       120,000                4,545,000
Sealed Air Corporation *                                      52,000                3,373,500
                                                                                -------------
                                                                                   13,777,500

PETROLEUM SERVICES - 0.59%
Baker Hughes, Incorporated *                                 145,000                4,857,500
                                                                                -------------

PLASTICS - 0.80%
Illinois Tool Works, Incorporated                             80,000                6,560,000
                                                                                -------------

PUBLISHING - 1.12%
American Greetings Corporation, Class A*                     167,000                5,030,875
Time Warner, Incorporated                                     57,000                4,189,500
                                                                                -------------
                                                                                    9,220,375

REAL ESTATE - 0.46%
IndyMac Mortgage Holdings, Incorporated
                                                             236,300                3,780,800
                                                                                -------------

RETAIL TRADE - 0.92%
Circuit City Stores, Incorporated                             34,000                3,162,000
Lowe's Companies, Incorporated                                78,000                4,421,625
                                                                                -------------
                                                                                    7,583,625

SOFTWARE - 1.59%
Autodesk, Incorporated *                                     140,000                4,138,750
Cadence Design Systems, Incorporated *                       435,000                5,546,250
PeopleSoft, Incorporated *                                   195,000                3,363,750
                                                                                -------------
                                                                                   13,048,750

TELECOMMUNICATIONS SERVICES - 1.22%
MCI WorldCom, Incorporated *                                  85,000               $7,315,313
Vodafone Group PLC, ADR                                       13,500                2,659,500
                                                                                -------------
                                                                                    9,974,813

TELEPHONE - 2.35%
American Telephone & Telegraph Corporation *                 110,878                6,188,378
American Telephone & Telegraph Corporation,
Liberty Media - A *                                          217,200                7,982,100
Sprint Corporation                                            96,600                5,101,687
Telefonica SA *                                                  621                   29,979
                                                                                -------------
                                                                                   19,302,144

TOBACCO - 0.63%
Philip Morris Companies, Incorporated
                                                             128,000                5,144,000
                                                                                -------------

TOYS, AMUSEMENTS & SPORTING GOODS - 0.66%
Hasbro, Incorporated                                         194,400                5,431,051
                                                                                -------------

TRUCKING & FREIGHT - 0.47%
CNF Transportation, Incorporated                             100,000                3,837,500
                                                                                -------------

TOTAL COMMON STOCKS
(Cost: $397,694,483)                                                            $ 420,706,408
                                                                                -------------

PREFERRED STOCK - 0.01%
SOFTWARE - 0.01%
Concentric Network Corporation
                                                                 136                  127,500
                                                                                -------------

TOTAL PREFERRED STOCK
(Cost: $119,393)                                                                $     127,500
                                                                                -------------

WARRANTS - 0.05%
BUSINESS SERVICES - 0.00%
Protection One, Incorporated *,
  (Expiration date
  06/30/2005;strike price $6.60)
                                                               3,200                   13,200
                                                                                -------------

INDUSTRIALS - 0.00%
McCaw International, Ltd. *, (Expiration date
  04/15/2007; strike price $36.45)

                                                                 250                      656
                                                                                -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                              SHARES               VALUE
                                                              ------               -----
SOFTWARE - 0.04%
Rhythms NetConnections, Incorporated *,
  (Expiration date 05/15/2008;strike price $0.01)              2,400            $     345,600
                                                                                -------------

TELECOMMUNICATIONS SERVICES - 0.01%
Microcell Telecommunications, Incorporated *,                  3,760                   57,340
  (Expiration date 06/15/2006; strike price
  $0.01)
Orbital Imaging Corporation *, (Expiration date
  03/01/2005; strike price $1.00)                                570                   17,171
                                                                                -------------
                                                                                       74,511

TOTAL WARRANTS
(Cost: $0)                                                                           $433,967
                                                                                     --------

                                                          PRINCIPAL
                                                           AMOUNT                   VALUE
                                                         -----------             -----------
U.S. TREASURY OBLIGATIONS - 13.13%
U.S. TREASURY BONDS - 1.19%
5.50% due 08/15/2028                                    $  5,500,000            $   5,035,910
7.875% due 02/15/2021                                      4,000,000                4,748,120
                                                                                -------------
                                                                                    9,784,030

U.S. TREASURY NOTES - 11.94%
5.25% due 08/15/2003                                       4,500,000                4,423,365
5.625% due 02/15/2006 - 05/15/2008                         6,250,000                6,150,780
6.25% due 02/15/2003 - 02/15/2007                         47,250,000               48,109,892
6.875% due 05/15/2006                                      4,200,000                4,421,802
7.25% due 05/15/2004                                      23,000,000               24,423,010
7.50% due 11/15/2001                                      10,000,000               10,417,200
                                                                                -------------
                                                                                   97,946,049

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $110,475,993)                                                            $ 107,730,079
                                                                                -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.89%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.97%
5.125% due 02/13/2004                                      3,500,000                3,355,625
6.00% due 05/01/2014 - 05/01/2029
                                                           9,467,668                9,045,726
6.50% due 04/01/2029 - 05/01/2029
                                                          20,903,135              $20,164,837
                                                                                -------------
                                                                                   32,566,188

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.92%
6.00% due 05/15/2029 - 06/15/2029
                                                        $  4,745,389            $   4,433,949
6.50% due 05/15/2029 - 12/15/2099
                                                           7,993,514                7,686,404
7.00% due 04/15/2029                                       2,747,739                2,710,809
8.00% due 10/15/2025 - 04/15/2029
                                                           8,894,887                9,148,070
                                                                                -------------
                                                                                   23,979,232

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $58,201,519)                                                             $  56,545,420
                                                                                -------------

CORPORATE BONDS - 4.82%
AUTO SERVICES - 0.19%
Hertz Corporation,
  7.375% due 06/15/2001                                    1,500,000                1,521,587
                                                                                -------------

BANKING - 0.10%
Banc One Corporation,
  8.00% due 04/29/2027                                       750,000                  783,345
                                                                                -------------

BROADCASTING - 0.09%
Spectrasite Holdings, Incorporated, Step up to
  11.25% due 04/15/2009
                                                           1,250,000                 700,000
                                                                                -------------

BUSINESS SERVICES - 0.29%
Williams Holdings,  Incorporated, 6.50% due
  12/01/2008
                                                           2,500,000                2,369,375
                                                                                -------------

DRUGS & HEALTH CARE - 0.18%
McKesson Corporation,
  6.30% due 03/01/2005                                     1,500,000                1,442,229
                                                                                -------------

ELECTRIC UTILITIES - 0.08%
Carolina Power & Light Company, 5.95% due
  03/01/2009
                                                             750,000                  698,370
                                                                                -------------

FINANCIAL SERVICES - 1.46%
Associates Corporation of North America,

     5.75% due 11/01/2003                                  2,000,000                1,945,360
   6.25% due 11/01/2008                                      750,000                  715,695
Bankamerica Corporation,
5.875% due 02/15/2009                                        750,000                  688,568

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                           ----------               -----
FINANCIAL SERVICES-CONTINUED
Ford Motor Credit Company,
  5.80% due 01/12/2009                                    $3,000,000              $2,741,700
Household Financial Corporation, 6.40% due
  06/17/2008                                               3,250,000                3,088,247
Lehman Brothers Holdings, Incorporated, 6.625%
  due 02/05/2006                                             750,000                  730,275
United States West Capital Funding, Incorporated
     6.25% due 07/15/2005                                    500,000                  484,635
     6.375% due 07/15/2008                                   750,000                  712,477
     6.50% due 11/15/2018                                  1,000,000                  885,030
                                                                                -------------
                                                                                   11,991,987

FOOD & BEVERAGES - 0.09%
Delta Beverage Group, Incorporated, 9.75% due
  12/15/2003                                                 750,000                  772,500
                                                                                -------------

HOUSEHOLD APPLIANCES - 0.09%
Philips Electronics NV,
  7.20% due 06/01/2026                                       750,000                  768,998
                                                                                -------------

INDUSTRIALS - 1.43%
CBS, Incorporated,
  7.15% due 05/20/2005                                     1,500,000                1,496,250
Columbia Gas Systems, Incorporated, 6.39% due
  11/28/2000                                               1,000,000                1,001,090
Cox Radio, Incorporated,
  6.375% due 05/15/2005                                    1,000,000                  954,520
Crown Castle International Corporation, Step up
  to 10.375% due 05/15/2011                                3,250,000                1,885,000
Fox / Liberty Networks LLC,
  Step up to 9.75% due 08/15/2007                          1,350,000                1,053,000
Freeport McMoran Copper & Gold, 7.20% due
  11/15/2026                                                 500,000                  311,670
Home Products International, Incorporated,
  9.625% due 05/15/2008                                      750,000                  682,500
McDermott, Incorporated,
  9.375% due 03/15/2002                                    1,000,000                1,041,410
Nabisco, Incorporated,
  7.55% due 06/15/2015                                     2,000,000                1,966,040
Paracelsus Healthcare Corporation, 10.00% due
  08/15/2006                                             $   500,000            $     390,000
United Defense Industries, Incorporated, 8.75%
  due 11/15/2007                                             250,000            $     243,125
Ziff Davis, Incorporated,
  8.50% due 05/01/2008                                       750,000                  708,750
                                                                                -------------
                                                                                   11,733,355

PAPER - 0.36%
Fletcher Challenge Capital, Incorporated, 7.875%
  due 03/24/2017                                           2,250,000                2,251,924
Fort James Corporation,
  6.875% due 09/15/2007                                      750,000                  738,367
                                                                                -------------
                                                                                    2,990,291

TELECOMMUNICATIONS SERVICES - 0.10%
Nextel Communication, Incorporated, 12.00% due
  11/01/2008
                                                             750,000                  847,500
                                                                                -------------

TELEPHONE - 0.27%
Cable & Wireless Communication, 6.75% due
  03/06/2008
                                                           2,250,000                2,176,717
                                                                                -------------

TRANSPORTATION - 0.09%
Canadian National Railway Company, 6.45% due
  07/15/2006                                                 750,000                  728,768
                                                                                -------------

TOTAL CORPORATE BONDS
(Cost: $40,717,380)                                                             $  39,525,022
                                                                                =============


ASSET BACKED SECURITIES - 0.59%
Citibank Credit Card Master Trust I, 5.50% due
  02/15/2006
                                                           1,500,000                1,441,395
Government Lease Trust,
  6.18% due 05/18/2005                                     2,000,000                1,957,800
Sears Credit Account Master Trust II, 5.65% due
  03/15/2009                                               1,500,000                1,448,895

TOTAL ASSET BACKED SECURITIES
(Cost: $4,979,674)                                                              $   4,848,090
                                                                                -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                           ----------               -----
SHORT TERM INVESTMENTS - 20.11%
$165,079,354     Navigator Securities Lending
                 Trust, 4.97%                                                   $ 165,079,354
                                                                                -------------

REPURCHASE AGREEMENTS - 3.14%
$25,752,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $25,754,861 on
               07/01/1999, collateralized by
               $20,075,000 U.S. Treasury Bonds,
               8.875% due 02/15/2019 (valued at
               $26,272,594, including interest                                  $  25,752,000
                                                                                -------------

TOTAL INVESTMENTS   (INCOME & VALUE TRUST)
 (Cost: $803,025,128)                                                           $ 820,747,840
                                                                                =============



BALANCED TRUST
                                                              SHARES                 VALUE
                                                              ------                 -----
COMMON STOCKS - 46.18%
BANKING - 0.55%
Chase Manhattan Corporation                                   18,100            $   1,567,913
                                                                                -------------

CHEMICALS - 4.94%
Akzo Nobel NV, ADS                                            62,600                2,632,874
B.F. Goodrich Company                                         97,100                4,126,750
Bayer AG                                                     141,400                5,888,794
E.I. Du Pont De Nemours & Company                             22,500                1,537,031
                                                                                -------------
                                                                                   14,185,449

CONSTRUCTION MATERIALS - 0.42%
Precision Castparts Corporation
                                                              28,600                1,215,500
                                                                                -------------

DOMESTIC OIL - 0.45%
Phillips Petroleum Company                                    25,700                1,293,031
                                                                                -------------

DRUGS & HEALTH CARE - 20.58%
Abbott Laboratories *                                         26,000                1,183,000
American Home Products Corporation *                          75,900                4,364,250
Baxter International, Incorporated *                          19,700                1,194,312
Becton Dickinson & Company *                                  72,400                2,172,000
Bristol-Myers Squibb Company                                  41,600                2,930,200
Eli Lilly & Company                                           97,550                6,987,019
Glaxo Wellcome PLC, ADR                                       62,300                3,527,737
Mallinckrodt, Incorporated                                    29,300                1,065,788
Merck & Company, Incorporated                                 98,500                7,289,000
Merck KGaA                                                   139,550                4,537,192
Pharmacia & Upjohn, Incorporated                              75,500                4,289,344
Sankyo Company                                               120,800                3,045,714
Schering-Plough Corporation                                  231,400               12,264,200
SmithKline Beecham PLC, ADR                                   20,600                1,360,887
Warner-Lambert Company                                        41,700                2,892,937
                                                                                -------------
                                                                                   59,103,580

ELECTRICAL EQUIPMENT - 0.95%
General Electric Company                                      24,200                2,734,600
                                                                                -------------

ELECTRIC UTILITIES - 3.03%
Duke Energy Company                                          159,700                8,683,688
                                                                                -------------

ELECTRONICS - 1.03%
Intel Corporation                                             49,700                2,957,150
                                                                                -------------

FINANCIAL SERVICES - 3.71%
Citigroup, Incorporated                                       55,725                2,646,937
Xl Capital, Ltd., Shares A                                   141,412                7,989,778
                                                                                -------------
                                                                                   10,636,715

GAS & PIPELINE UTILITIES - 3.78%
Coastal Corporation                                           77,000                3,080,000
Columbia Energy Group                                        124,200                7,785,787
                                                                                -------------
                                                                                   10,865,787

HOTELS & RESTAURANTS - 0.35%
Mirage Resorts, Incorporated *                                60,500                1,013,375
                                                                                -------------

HOUSEHOLD PRODUCTS - 0.53%
Dial Corporation                                              40,875                1,520,039
                                                                                -------------

INSURANCE - 1.85%
Allstate Corporation *                                        36,500                1,309,437
Chubb Corporation                                             39,250                2,727,875
St. Paul Companies, Incorporated                              40,200                1,278,863
                                                                                -------------
                                                                                    5,316,175

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - June 30, 1999  (Unaudited) - Continued
(showing percentage of total value of investments)

                                                           PRINCIPAL
                                                            AMOUNT                  VALUE
                                                           ----------               -----
INTERNATIONAL OIL - 0.97%
Texaco, Incorporated                                          44,400            $   2,775,000
                                                                                -------------

PETROLEUM SERVICES - 0.47%
Conoco, Incorporated, Class A                                 48,700                1,357,513
                                                                                -------------

RETAIL GROCERY - 2.35%
Albertsons, Incorporated *                                   102,554                5,287,941
Kroger Company *                                              52,400                1,463,925
                                                                                -------------
                                                                                    6,751,866

TELEPHONE - 0.22%
Qwest Communications International, Incorporated*             19,300                  638,106
                                                                                -------------


TOTAL COMMON STOCKS
(Cost: $127,370,707)                                                            $ 132,615,487
                                                                                 ------------

U.S. TREASURY OBLIGATIONS - 40.29%
U.S. TREASURY BONDS - 1.88%
5.625% due 05/15/2008                                     $5,525,000            $   5,411,903
                                                                                -------------

U.S. TREASURY NOTES - 38.41%
5.625% due 04/30/2000 - 05/15/2001
                                                           7,400,000                7,416,761
5.75% due 04/30/2003                                       6,200,000                6,210,664
5.875% due 02/15/2000 - 11/15/2005                        31,230,000               31,385,427
6.125% due 12/31/2001                                      1,600,000                1,619,248
6.25% due 10/31/2001 - 02/15/2007                         24,885,000               25,292,577
6.625% due 03/31/2002 - 04/30/2002                         8,900,000                9,127,268
6.875% due 05/15/2006                                     10,700,000               11,265,067
7.25% due 08/15/2004                                       5,300,000                5,637,875
                                                                                -------------
                                                                                  110,289,111

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $115,701,670)                                                            $ 115,701,014
                                                                                -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.55%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.51%
6.45% due 04/29/2009                                       4,500,000                4,341,105
                                                                                -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.04%
6.00% due 05/15/2008                                        $100,000            $      96,984
                                                                                -------------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $4,600,329)                                                              $   4,438,089
                                                                                -------------

FOREIGN BONDS - 1.49%
Province of Ontario Canada
6.125% due 09/12/2007                                      3,006,000                2,076,661
6.50% due 03/08/2029                                       3,091,000                2,194,264
                                                                                -------------
                                                                                    4,270,925


TOTAL FOREIGN BONDS
(Cost: $4,198,981)                                                              $   4,270,925
                                                                                -------------

CORPORATE BONDS - 0.68%
TELECOMMUNICATIONS SERVICES - 0.68%
New York Telephone Company,
  5.875% due 09/01/2003                                    2,000,000                1,958,860
                                                                                -------------

TOTAL CORPORATE BONDS
(Cost: $1,947,616)                                                              $   1,958,860
                                                                                -------------
SHORT TERM INVESTMENTS - 4.04%
$11,588,388    Navigator Securities Lending
               Trust, 4.97%                                                     $  11,588,388
                                                                                -------------

REPURCHASE AGREEMENTS - 5.77%
$16,579,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $16,580,842 on
               07/01/1999, collateralized by
               $13,040,000 U.S. Treasury Bonds,
               8.875% due 08/15/2017 (valued at
               $16,912,932, including interest                                  $  16,579,000
                                                                                -------------

TOTAL INVESTMENTS   (BALANCED TRUST)
(Cost: $281,986,691)                                                            $ 287,151,763
                                                                                =============

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------
HIGH YIELD TRUST

                                           SHARES      VALUE
                                           ------      -----
PREFERRED STOCK - 1.76%
BROADCASTING - 0.55%
Paxson Communications JR EXEC                111      $969,863
Paxson JR CRT PIK                             27       270,000
                                                     ---------
                                                     1,239,863

SOFTWARE - 0.30%
Concentric Network Corporation               710       665,625
                                                     ---------

TELECOMMUNICATIONS SERVICES - 0.56%
IXC Communications,
  Incorporated                             1,321     1,271,462
                                                     ---------

TELEPHONE - 0.35%
Dobson Communications
  Corporation                                800       786,000
                                                     ---------

TOTAL PREFERRED STOCK
(Cost: $3,816,620)                                  $3,962,950
                                                    ----------

WARRANTS - 0.77%
BROADCASTING - 0.00%
Paxson Communications
  Corporation, (Expiration
  date 06/30/03; strike price
  $16.00)                                    832         1,997
                                                     ---------

COMPUTERS & BUSINESS EQUIPMENT
- 0.05%
Wam ! Net, Incorporated,
  (Expiration date
  03/01/2005; strike price
  $6.03)                                   4,500       102,375
                                                     ---------

INDUSTRIALS - 0.00%
Nokornthai Strip Ml Public,
  Ltd., (expiration date
  02/01/2008; strike
  price $1.00)                           588,776         5,887
                                                     ---------

SOFTWARE - 0.60%
Rhythms NetConnections,
  Incorporated *, (Expiration
  date 05/15/2008; strike
  price $0.01)                             9,300     1,339,200
                                                     ---------

TELECOMMUNICATIONS SERVICES
- 0.04%
American Mobile Satellite
  Corporation, (expiration
  date 04/01/2008; strike
  price $12.57)                            1,415       $56,777
Globalstar
  Telecommunications,
  (Expiration date
  02/15/2004; strike price
  $17.39)                                    750        41,250
Iridium World Communications,
  Ltd., (Expiration date
  07/15/2005; strike price
  $20.90)                                    240           150
                                                     ---------
                                                        98,177

TELEPHONE - 0.08%
Occidente y Caribe Celular
  SA, (Expiration date
  03/15/2004; strike price
  $1.00)                                  10,600       181,525
Onepoint Communications
  Corporation, (Expiration
  date 06/01/2008; strike
  price $0.01)                             1,200         1,200
                                                     ---------
                                                       182,725

TOTAL WARRANTS
(Cost: $67,861)                                     $1,730,361
                                                     ---------

                                       PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
U.S. TREASURY OBLIGATIONS - 0.81%
U.S. TREASURY NOTES - 0.81%
6.50% due 10/15/2006                  $1,775,000    $1,832,688
                                                    ----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,773,445)                                  $1,832,688
                                                    ----------

FOREIGN GOVERNMENT OBLIGATIONS
- 1.80%


REPUBLIC OF ARGENTINA
- 1.42% FRN, Series L
  due 09/30/1999                       3,771,150     3,207,929
                                                    ----------

GOVERNMENT OF MEXICO - 0.38%
Series W-A due 12/31/2019                250,000       184,375
Series W-B due 12/31/2019                920,000       678,500
                                                     ---------
                                                       862,875

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost: $4,124,391)                      $4,070,804
                                                    ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
CORPORATE BONDS - 83.84%
AUTO PARTS - 0.91%
Hayes Lemmerz International,
  Incorporated, 8.25% due
  12/15/2008                          $2,155,000    $2,047,250
                                                    ----------

BROADCASTING - 7.44%
Cablevision SA,
  13.75% due 05/01/2009                  845,000       768,950
Chancellor Media Corporation,
  8.125% due 12/15/2007                2,670,000     2,603,250
  9.00% due 10/01/2008                 1,875,000     1,884,375
CSC Holdings, Incorporated,
  7.25% due 07/15/2008                 2,045,000     1,948,271
HMV Media Group PLC,
  10.875% due 05/15/2008               1,390,000     2,270,411
Multicanal SA,
  10.50% due 02/01/2007                1,195,000       967,950
RBS Participacoes SA,
  11.00% due 04/01/2007                  855,000       568,575
Rogers Cablesystems, Ltd.,
  9.625% due 08/01/2002                  750,000       785,625
  10.00% due 03/15/2005                1,260,000     1,348,200
  10.125% due 09/01/2012                 650,000       695,500
TV Azteca SA DE CV, Series B,
  10.50% due 02/15/2007                3,970,000     2,937,800
                                                    ----------
                                                    16,778,907

BUILDING MATERIALS &
CONSTRUCTION  - 1.49%
American Standard,
  Incorporated, 7.125% due
  06/01/2006                      EUR  1,580,000     1,627,196
D.R. Horton, Incorporated,
  8.00% due 02/01/2009                $1,840,000     1,738,800
                                                    ----------
                                                     3,365,996

COMPUTERS & BUSINESS EQUIPMENT
- 1.89%
Entex Information Services,
  Incorporated, 12.50% due
  08/01/2006                             390,000       239,850
International Game
  Technology, 8.375% due
  05/15/2009                           3,160,000     3,096,800
Wam ! Net, Incorporated,
  Step up to 13.25% due
  03/01/2005                           1,500,000       915,000
                                                    ----------
                                                     4,251,650

CONSTRUCTION & MINING EQUIPMENT
 - 0.42%
Applied Power, Incorporated,
  8.75% due 04/01/2009                  $965,000      $936,050
                                                    ----------

CRUDE PETROLEUM & NATURAL GAS
- 0.43%
Vintage Petroleum,
  Incorporated,
  8.625% due 02/01/2009                  375,000       364,688
  9.75% due 06/30/20098                  595,000       608,387
                                                    ----------
                                                       973,075

DRUGS & HEALTH CARE - 6.18%
Columbia/HCA Healthcare
  Corporation,
     6.91% due 06/15/2005              3,885,000     3,543,042
  7.00% due 07/01/2007                 1,540,000     1,379,994
  7.25% due 05/20/2008                   750,000       679,702
  7.69% due 06/15/2025                 1,000,000       831,740
  8.85% due 01/01/2007                 2,280,000     2,214,154
Fresenius Medical Care
  Capital Trust, 7.875% due
  02/01/2008                           1,495,000     1,405,300
Tenet Healthcare Corporation,
  8.125% due 12/01/2008                1,925,000     1,819,125
  8.625% due 01/15/2007                2,125,000     2,071,875
                                                    ----------
                                                    13,944,932

ELECTRIC UTILITIES - 2.16%
AES Corporation,
  8.50% due 11/01/2007                 1,780,000     1,677,650
CMS Energy Corporation,
  7.50% due 01/15/2009                 2,210,000     2,057,276
Companhia Energetica de Sao
  Paulo, Step up to 9.125%
  due 06/26/2002                       1,000,000       822,500
Quezon Power Philippines
  Company, 8.86% due
  06/15/2017                             400,000       320,000
                                                    ----------
                                                     4,877,426

ELECTRONICS - 0.86%
Hyundai Semiconductor
  American, Incorporated,
  8.625% due 05/15/2007                  830,000       661,136
Samsung Electronics America,
  Incorporated, 9.75% due
  05/01/2003                             310,000       314,650
Samsung Electronics, Ltd.,
  7.45% due 10/01/2002                 1,000,000       963,393
                                                    ----------
                                                     1,939,179


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
FINANCIAL SERVICES - 0.85%
Fuji JGB Investment, LLC,
  9.87% VR due 12/31/2049 due
  12/31/2049                          $1,075,000      $940,625
SB Treasury Company LLC,
  9.40%, VR due 12/29/2049
  due 06/30/2008                         990,000       972,576
                                                    ----------
                                                     1,913,201

FOREST PRODUCTS - 0.33%
Tembec Industries,
  Incorporated, 8.625% due
  06/30/2009                             750,000       746,250
                                                    ----------

HOTELS & RESTAURANTS - 4.15%
Hilton Hotels Corporation,
  7.95% due 04/15/2007                 2,035,000     2,039,518
HMH Properties, Incorporated,
  7.875% due 08/01/2005                3,200,000     3,016,000
Host Marriott Travel Plazas,
  Incorporated, Series B,
  9.50% due 05/15/2005                 1,935,000     1,935,000
Park Place Entertainment
  Corporation, 7.875% due
  12/15/2005                           2,500,000     2,375,000
                                                    ----------
                                                     9,365,518

INDUSTRIALS - 11.43%
AMSC Acquisition Company,
  Incorporated, Series B,
  12.25% due 04/01/2008                1,415,000     1,082,475
APP FIN II Mauritius, Ltd.,
  Series B, Step up to 12.00%
  due 02/15/2004                         860,000       567,600
AST Research, Incorporated,
  7.45% due 10/01/2002                 1,440,000     1,387,286
Axia, Incorporated,
  10.75% due 07/15/2008                  705,000       695,306
CEX Holdings, Incorporated,
  9.625% due 06/01/2008                1,750,000     1,645,000
EES Coke Battery Company,
  Incorporated, 9.382% due
  04/15/2007                             525,000       503,979
Geberit International SA,
  10.125% due 04/15/2007                 725,000       445,172
Glencore Nickel Property,
  Ltd., 9.00% due 12/01/2014           1,725,000     1,483,500
Huntsman ICI Chemicals LLC,
   10.125% due 07/01/2009              2,300,000     2,351,113
Indah Kiat Finance Mauritius,
  Ltd., 10.00% due 07/01/2007          1,850,000     1,276,500

INDUSTRIALS - CONTINUED
ISP Holdings, Incorporated,
  Series B, 9.00% due
  10/15/2003                          $2,300,000    $2,331,625
Lyondell Chemical Company,
  9.625% due 05/01/2007                1,300,000     1,330,875
Multicanal,
  13.125% due 04/15/2009                 365,000       338,538
Norampac, Incorporated,
  9.50% due 02/01/2008                 1,885,000     1,922,700
Nortek, Incorporated,
  8.875% due 08/01/2008                2,025,000     1,984,500
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007          2,845,000     1,977,275
Ras Laffan Liquefied Natural
  Gas, 8.294% due 03/15/2014           1,150,000     1,061,255
S.D. Warren Company,
  12.00% due 12/15/2004                  935,000     1,009,800
Sirona Dental Systems,
  5.124% due 08/12/1998                1,550,000       751,595
Smithfield Foods,
  Incorporated, 7.625% due
  02/15/2008                           1,800,000     1,620,000
                                                    ----------
                                                    25,766,094

INSURANCE - 0.40%
Mosaic Re, Ltd., Class A,
  9.598% due 06/30/1999                  900,000       900,000
                                                    ----------

LEISURE TIME - 3.63%
Harrahs Entertainment,
  Incorporated, 7.875% due
  12/15/2005                           2,605,000     2,513,825
Horseshoe Gaming Holdings,
  8.625% due 05/15/2009                2,525,000     2,452,406
Station Casinos, Incorporated,
  8.875% due 12/01/2008                1,070,000     1,037,900
  9.75% due 04/15/2007                   885,000       902,700
  10.125% due 03/15/2006               1,240,000     1,277,200
                                                    ----------
                                                     8,184,031

METAL & METAL PRODUCTS - 0.78%
Impress Metal Packaging
  Holdings,
  5.205% due 07/01/1999                1,800,000     1,053,075
  9.875% due 05/29/2007           DEM  1,200,000       710,495
                                                    ----------
                                                     1,763,570


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
MINING - 0.52%
Murrin Murrin Holdings
  Property, 9.375% due
  08/31/2007                          $1,340,000    $1,179,200
                                                    ----------

PAPER - 0.74%
Pacifica Papers,
  Incorporated, 10.00% due
  03/15/2009                           1,615,000     1,663,450
                                                    ----------

PETROLEUM SERVICES - 1.36%
Husky Oil, Ltd.,
  8.90% due 08/15/2008                   965,000       934,241
Synder Oil Corporation
  8.75% due 06/15/2007                 2,165,000     2,143,350
                                                    ----------
                                                     3,077,591

POLLUTION CONTROL - 1.27%
Norcal Waste Systems,
  Incorporated, Series B,
  Step up to 13.50% due
  11/15/2005                           2,550,000     2,868,750
                                                    ----------

PUBLISHING - 1.12%
Outdoor Systems,
  Incorporated, 8.875% due
  06/15/2007                           2,420,000     2,528,900
                                                    ----------

RETAIL TRADE - 3.10%
K Mart Funding Corporation,
  Series F, 8.80% due
  07/01/2010                           4,020,000     4,091,275
Musicland Group, Incorporated,
  9.00% due 06/15/2003                   865,000       821,750
  9.875% due 03/15/2008                2,125,000     2,071,875
                                                    ----------
                                                     6,984,900

SANITARY SERVICES - 0.41%
Allied Waste North America,
  Incorporated, 7.875% due
  01/01/2009                           1,000,000       927,500
                                                    ----------

SOFTWARE - 1.27%
Psinet, Incorporated,
  10.00% due 02/15/2005                1,325,000     1,318,375
Rhythms NetConnections,
  Incorporated, Series B,
  Step up to 13.50% due
  05/15/2008                           2,900,000     1,544,250
                                                    ----------
                                                     2,862,625

STEEL - 0.71%
National Steel Corporation,
  Series D, 9.875% due
  03/01/2009                          $1,520,000    $1,546,600
NSM Steel, Incorporated,
  due 02/01/2008                         930,000        46,500
                                                    ----------
                                                     1,593,100

TELECOMMUNICATIONS SERVICES
- 0.04%
Adelphia Communications
  Corporation,
  7.50% due 01/15/2004                 1,000,000       953,750
  8.375% due 02/01/2008                1,315,000     1,262,400
  Series B, 9.875% due
  03/01/2007                             275,000       287,375
American Celluar Corporation,
  10.50% due 05/15/2008                1,640,000     1,672,800
Centennial Cellular Operating
  Company, 10.75% due
  12/15/2008                           1,410,000     1,459,350
Dolphin Telecom PLC,
  Step up to 11.50% due
  06/01/2008                      EUR  2,070,000     1,035,000
  zero coupon due 05/15/2009          $1,380,000       655,500
Echostar DBS Corporation,
  9.375% due 02/01/2009                2,000,000     2,040,000
Esprit Telecom Group, PLC,
  11.50% due 12/15/2007                1,200,000       684,658
Global Crossings Holdings,
  Ltd., 9.625% due 05/15/2008          1,635,000     1,765,800
Globalstar LP,
  11.375% due 02/15/2004               1,440,000       964,800
Globalstar LP/Capital,
  11.50% due 06/01/2005                  275,000       181,500
Iridium Capital Corporation,
  Series A, 13.00% due
  07/15/2005                           1,740,000       339,300
Metromedia Fiber Network,
  Incorporated, 10.00% due
  11/15/2008                             990,000     1,017,225
Netia Holdings II B.V.,
  13.50% due 06/15/2009           EUR  1,800,000     1,855,530
Nextlink Communications,
  10.75% due 11/15/2008                 $350,000       357,875
NTL, Incorporated,
  10.75% due 04/01/2008                2,275,000     2,384,669
RCN Corporation,
  Step up to 9.80% due
  02/15/2008                           1,125,000       703,125
  Step up to 11.125% due
  10/15/2007                           2,565,000     1,712,137


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
TELECOMMUNICATIONS SERVICES
- CONTINUED
Rogers Cantel, Incorporated,
  8.30% due 10/01/2007                $1,820,000    $1,820,000
Rogers Communications,
  Incorporated,
  8.875% due 07/15/2007                2,195,000     2,216,950
  9.125% due 01/15/2006                  460,000       466,900
RSL Communications PLC,
  10.00% due 03/15/2008           DEM  3,400,000     1,104,333
Satelites Mexicanos SA De CV,
  10.125% due 11/01/2004              $2,075,000     1,649,625
Tele1 Europe BV,
  13.00% due 05/15/2009                1,550,000     1,606,188
Telewest Communications PLC,
  Step up to 9.875 due
  04/15/2009                      GBP  2,225,000     2,270,884
                                                 --------------
                                                    32,467,674

TELEPHONE - 14.97%
CTI Holdings SA,
  Step up to 11.50% due
  04/15/2008                          $2,600,000     1,261,000
Dial Callable Communications,
  Incorporated, Series B,
  Step up to 10.25% due
  12/15/2005                             250,000       253,750
Dobson Communications
  Corporation, 11.75% due
  04/15/2007                           1,335,000     1,401,750
Espirit Telecom Group, PLC,
  11.00% due 06/15/2008                1,505,000       848,760
Hermes Europe Railtel BV,
  10.375% due 01/15/2009                 900,000       911,250
  11.50% due 08/15/2007                1,025,000     1,076,250
Hyperion Telecommunications,
  Incorporated, Series B,
  Step up to 13.00% due
  04/15/2003                           2,540,000     2,095,500
Intermedia Communications,
  Incorporated, Series B,
  Step up to 11.25% due
  07/15/2007                           4,290,000     3,045,900
IXC Communications,
  Incorporated, 9.00% due
  04/15/2008                             330,000       315,975
Lenfest Communications,
  Incorporated, 7.625% due
  02/15/2008                           2,150,000     2,165,781

TELEPHONE - CONTINUED
NEXTEL Communications,
  Incorporated,
  Step up to 9.75% due
  08/15/2004 ****                     $1,725,000    $1,750,875
  Step up to 9.95% due
  02/15/2008                             800,000       552,000
  Step up to 10.65% due
  09/15/2007                           5,770,000     4,183,250
Nextlink Communications,
  Incorporated, Step up to
  9.45% due 04/15/2008                 2,755,000     1,653,000
Occidente y Caribe Celular,
  Series B, Step up to 14.00%
  due 03/15/2004                       2,650,000     1,616,500
Onepoint Communications
  Corporation, 14.50% due
  06/01/2008                           1,200,000       660,000
Philippine Long Distance
  Telephone Company,
  7.85% due 03/06/2007                 1,585,000     1,351,212
  9.25% due 06/30/2006                   200,000       187,000
  10.50% due 04/15/2009                  580,000       581,208
Primus Telecommunications
  Group, Incorporated,
  9.875% due 05/15/2008                1,695,000     1,635,675
  11.25% due 01/15/2009                  400,000       402,000
PTC International Financial
  BV, Step up to 10.75% due
  07/01/2007                           1,875,000     1,406,250
RSL Communications PLC,
  9.125% due 03/01/2008                1,470,000     1,341,375
  12.25% due 11/15/2006                   46,000        48,070
  Step up to 10.125% due
  03/01/2008                           3,000,000     1,800,000
Viatel, Incorporated,
  Step up to 12.50% due
  04/15/2008                           1,900,000     1,216,000
                                                 --------------
                                                    33,760,331

TRANSPORTATION - 0.62%
American Commercial Lines,
  Incorporated, 10.25% due
  06/30/2008                           1,390,000     1,390,000
                                                 --------------

TOTAL CORPORATE BONDS
(Cost: $198,813,258)                              $189,057,150
                                                  ------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT        VALUE
                                         ------        -----
CONVERTIBLE BONDS - 0.18%
TELECOMMUNICATIONS SERVICES - 0.18%
Total Access Communication
  Public Company, Ltd., 2.00%
  due 05/15/2006                        $400,000      $396,000
                                                    ----------

TOTAL CONVERTIBLE BONDS
(Cost: $402,000)                                      $396,000
                                                    ----------

COLLATERALIZED MORTGAGE OBLIGATIONS
- 0.92%
CA FM Lease Trust,
  8.50% due 07/15/2017                 1,630,441     1,643,615
DLJ Mortgage Acceptance
  Corporation, Series
  1997-CF2, Class S, 00.315%
  due 06/15/1999                      20,641,489       441,357
                                                    ----------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $2,222,252)                                  $2,084,972
                                                    ----------

ASSET BACKED SECURITIES - 1.84%
Aircraft Lease Portfolio
  Securitization, Ltd.,
  Series 1996-1, Class DX,
  12.75% due 06/15/2006                  942,865       942,865
DR Structured Finance,
  Series  A-2, 8.375% due
  08/15/2015                             550,000       542,901
DR Structured Finance, Series
  94K2, 9.35% due 08/15/2019             400,000       403,655
DR Structured Finance, Series
  A-1, 6.66% due 08/15/2010              599,728       560,818
DR Structured Finance, Series
  A-2, 7.43% due 08/15/2018              375,000       338,346
Jet Equipment Trust, Series
  C1, 11.79% due 06/15/2013              300,000       371,796
Long Beach Acceptance Auto
  Business, 14.22% due
  10/25/2003                             470,921       467,713

ASSET BACKED SECURITIES - CONTINUED
OHA Auto Grantor Trust,
  Series 1997-1, Class A,
  11.00% due 01/15/2004                 $399,503      $397,744
Securitized Multiple Asset
  Trust, Series 1997, Class
  5, 7.72% due 06/15/2005                541,604       135,401
                                                    ----------

TOTAL ASSET BACKED SECURITIES
(Cost: $4,524,101)                                  $4,161,239
                                                    ----------

PRINCIPAL
AMOUNT                                                VALUE
------                                                -----
SHORT TERM INVESTMENTS - 4.74%
$10,691,931    Navigator Securities Lending
               Trust, 4.97%                         $10,691,931
                                                   ------------

REPURCHASE AGREEMENTS - 3.34%
$7,522,000     Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00% to be
               repurchased at $7,522,836 on
               07/01/1999, collateralized by
               $6,435,000 U.S. Treasury Bonds,
               10.75% due 02/15/2003 (valued at
               $7,673,738 including interest).       $7,522,000
                                                   ------------

TOTAL INVESTMENTS   (HIGH YIELD TRUST)
(Cost: $233,957,037)                               $225,510,095
                                                   ============

STRATEGIC BOND TRUST

                                          SHARES        VALUE
                                          ------        -----
COMMON STOCKS - 0.00%
ELECTRIC UTILITIES - 0.00%
TCR Holdings                              18,019        $1,071
                                                        ------

TOTAL COMMON STOCKS
(Cost: $1,071)                                          $1,071
                                                        ------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                          SHARES        VALUE
                                          ------        -----
WARRANTS - 0.02%
FINANCIAL SERVICES - 0.00%
BPC Holdings Corporation,
  (Expiration date
  04/15/2004; strike price $18.797)        1,000    $        0
                                                    ----------

TELEPHONE - 0.00%
In Flight Phone Corporation,
  (Expiration date 2002)                   1,500             0
Wireless One, Incorporated,
  (Expiration date
  10/19/2000; strike price $11.50)         2,250            22
                                                    ----------
                                                            22

REPUBLIC OF ARGENTINA - 0.01%
Argentina Republic,
  (Expiration date 12/03/99;
  strike price $1.00)                      4,000        28,500
                                                    ----------

GOVERNMENT OF MEXICO - 0.01%
Government of Mexico,
  (expiration date 02/18/2000)             9,035        56,582
                                                    ----------

TOTAL WARRANTS
(Cost: $98,034)                                     $   85,104
                                                    ----------

RIGHTS - 0.01%
TRUCKING & FREIGHT - 0.01%
Terex Corporation,
  (Expiration date
  05/15/2002; strike price $20)            4,000        56,500
                                                    ----------

GOVERNMENT OF MEXICO - 0.00%
Government of Mexico,
  (Expiration date 2003)               5,400,000             0
                                                    ----------

TOTAL RIGHTS
(Cost: $0)                                             $56,500
                                                    ----------
                                        PRINCIPAL
                                         AMOUNT       VALUE
                                        ---------     -----


U.S. TREASURY OBLIGATIONS - 6.11%
U.S. TREASURY BONDS - 2.27%
5.25% due 11/15/2028                  $5,000,000    $4,433,047
5.50% due 08/15/2028                   4,335,000     3,969,213
6.125% due 11/15/2027                    920,000       913,817
6.375% due 08/15/2027                    300,000       307,407
                                                    ----------
                                                     9,623,484

U.S. TREASURY NOTES - 3.84%
4.75% due 02/15/2004 -
  11/15/2008                         $11,175,000   $10,296,651
5.25% due 05/31/2001 ***               6,000,000     5,971,860
                                                    ----------
                                                    16,268,511

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $27,002,452)                                $25,891,995
                                                   -----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 7.77%
FEDERAL HOME LOAN BANK - 0.40%
5.89% due 07/24/2000                   1,200,000     1,203,192
5.94% due 06/13/2000                     500,000       501,955
                                                    ----------
                                                     1,705,147

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.80%
6.50% TBA**                            1,250,000     1,209,763
8.00% due 05/01/2010                     571,615       582,870
8.50% due 05/01/2008                     344,202       356,689
10.00% due 05/15/2020                  1,052,282     1,132,519
REMIC, IO, 7.595% due
  07/15/2006                             844,428        99,558
                                                    ----------
                                                     3,381,399

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 5.72%
1.044% due 06/01/2029                 39,930,089     2,298,256
6.00% TBA**                            5,000,000     4,716,038
6.50% TBA**                            2,900,000     2,804,822
7.388% due 08/25/2003                  3,514,940     3,530,617
7.50% TBA**                            4,000,000     4,048,720
13.00% due 11/15/2015                    157,026       183,819
IO, 1.631% due 02/25/2035             26,782,905     1,964,258
REMIC, IO, 0.9455% due
  02/17/2002                          60,977,467       898,820
REMIC, IO, 0.538% due
  10/17/2036                          50,709,602     1,306,330
REMIC, IO, 0.584% due
  03/17/2020                          20,696,210       485,285
8.80% due 01/25/2019                   1,401,791     1,479,324
REMIC, 10.40% due 04/25/2019             518,738       562,665
                                                    ----------
                                                    24,278,954

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.56%
7.50% due 04/15/2022 -
  02/15/2028                           2,345,776     2,368,313
                                                    ----------
                                                     2,368,313


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                          ------        -----
STUDENT LOAN MARKETING
ASSOCIATION - 0.29%
7.20% due 11/09/2000                  $1,200,000    $1,221,372
                                                    ----------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $34,384,943)                                $32,955,185
                                                   -----------

FOREIGN GOVERNMENT OBLIGATIONS
- 21.88%
ALGERIA - 0.59%
6.375% due 03/04/2010                 $4,450,000    $2,503,125
                                                   -----------

ARGENTINA - 2.45%
11.00% due 12/04/2005                  6,100,000     5,596,750
11.375% due 01/30/2017                 5,520,000     4,796,880
                                                   -----------
                                                    10,393,630

AUSTRALIA - 0.07%
7.375% due 02/21/2007             AUD    450,000       310,115
                                                   -----------

BRAZIL - 2.57%
5.00% due 04/15/2006                 $15,538,695     9,556,297
5.875% due 04/15/2014                  1,710,000     1,325,250
                                                   -----------
                                                    10,881,547

BULGARIA - 1.09%
2.50% due 07/28/2012                   3,750,000     2,231,250
FRN 5.8755% due 07/28/2011             3,500,000     2,371,250
                                                   -----------
                                                     4,602,500

CANADA - 0.28%
6.00% due 06/01/2008              CAD  1,720,000     1,204,292
                                                   -----------

COLOMBIA - 0.79%
10.875% due 03/09/2004                $3,500,000     3,342,500
                                                   -----------

CROATIA - 0.58%
5.813% due 07/31/2006                  2,920,863     2,460,827
                                                   -----------

ECUADOR - 0.37%
4.00% due 02/28/2001                   4,000,000     1,580,000
                                                   -----------

GREECE - 1.81%
7.60% due 01/22/2002            GRD  468,000,000     1,506,925
8.70% due 04/08/2005                 143,500,000       504,375
8.90% due 04/01/2003               1,277,500,000     4,352,444
FRN 11.00% due 02/25/2000            408,800,000     1,321,490
                                                   -----------
                                                     7,685,234

ITALY - 0.30%
5.25% due 11/01/2029            EUR    1,290,000     1,271,153
                                                   -----------

MEXICO - 1.41%
Series W-A due 12/31/2019             $7,000,000     5,162,500
10.375% due 02/17/2009                   800,000       808,480
                                                   -----------
                                                     5,970,980

MOROCCO - 0.63%
FRN 5.90625% due 01/01/2009            3,319,048     2,655,239
                                                   -----------

NORWAY - 0.48%
6.50% due 09/15/1999            NOK   16,000,000     2,030,786
                                                   -----------

PANAMA - 0.45%
4.00% due 07/17/2014                  $2,600,000     1,904,500
                                                   -----------

PERU - 1.19%
4.50% due 03/07/2003                   8,200,000     5,033,160
                                                   -----------

PHILLIPINES - 0.38%
8.60% due 06/15/2027                   1,900,000     1,608,350
                                                   -----------

RUSSIA - 1.36%
12.75% due 06/24/2028                  6,000,000     3,330,300
11.75% due 06/10/2003                  4,000,000     2,445,000
                                                   -----------
                                                     5,775,300

SLOVENIA - 0.42%
5.375% due 05/27/2005           EUR    1,700,000     1,790,999
                                                   -----------

SPAIN - 0.29%
6.00% due 01/31/2008                   1,100,000     1,230,391
                                                   -----------

SWEDEN - 0.30%
6.50% due 05/05/2008              SEK  9,800,000     1,274,035
                                                   -----------

UNITED KINGDOM - 1.07%
6.50% due 12/07/2003              GBP  2,760,000     4,535,345
                                                   -----------

VENEZUELA - 2.35%
6.00% due 03/31/2007                  $4,380,932     3,307,604
9.25% due 09/15/2027                   3,950,000     2,561,575
13.625% due 08/15/2018                 4,575,000     4,117,500
                                                   -----------
                                                     9,986,679

IVORY COAST - 0.65%
2.00% due 03/31/2005                   8,051,000     2,777,595
                                                   -----------

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $93,415,788)                                $92,808,282
                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                          ------        -----
CORPORATE BONDS - 35.87%
AEROSPACE - 0.27%
B E Aerospace,
  8.00% due 03/01/2008                $1,225,000    $1,145,375
                                                   -----------

AGRICULTURE - 0.21%
Hines Horticulture,
  11.75% due 10/15/2005                  839,000       893,535
                                                   -----------

APPAREL & TEXTILES - 0.65%
Collins & Aikman
  Floorcovering, 10.00% due
  01/15/2007                           1,250,000     1,237,500
Simmons Company,
  10.25% due 03/15/2009                1,000,000     1,015,000
Synthetic Industries,
  Incorporated, 9.25% due
  02/15/2007                             500,000       515,000
                                                   -----------
                                                     2,767,500

AUTO PARTS - 0.32%
Breed Technologies,
  Incorporated, 9.25% due
  04/15/2008                           1,000,000       160,000
Hayes Lemmerz International,
  Incorporated, 8.25% due
  12/15/2008                           1,250,000     1,187,500
                                                   -----------
                                                     1,347,500

BANKING - 2.52%
Bank America Corporation,
  6.625% due 06/15/2004                1,475,000     1,414,422
Commerzbank O/S Finance NV,
  10.25% due 04/28/2000           AUD  5,680,000     3,898,759
Korea Development Bank,
  9.60% due 12/01/2000                $3,000,000     3,100,710
US Bank National Association,
  5.70% due 12/15/2008                 2,500,000     2,282,697
                                                   -----------
                                                    10,696,588

BROADCASTING - 1.25%
Capstar Broadcasting
  Partners, 9.25% due
  07/01/2007                           1,250,000     1,292,188
Century Communications
  Corporation, zero coupon
  due 01/15/2008                         750,000       330,000
Chancellor Media Corporation,
  9.375% due 10/01/2004                  500,000       510,000

BROADCASTING - CONTINUED
CSC Holdings, Incorporated,
   7.625% due 07/15/2018                $375,000      $347,981
   10.50% due 05/15/2016               1,000,000     1,150,000
Granite Broadcasting
  Corporation, 8.875% due
  05/15/2008                           1,000,000       970,000
SFX Broadcasting,
  Incorporated, 10.75% due
  05/15/2006                             658,000       715,575
                                                   -----------
                                                     5,315,744

BUSINESS SERVICES - 2.80%
CB Richard Ellis Services,
  Incorporated, 8.875% due
  06/01/2006                           1,250,000     1,206,250
Comdisco, Incorporated,
  6.00% due 01/30/2002                 2,000,000     1,971,860
First Data Corporation,
  6.375% due 12/15/2007 ***            1,540,000     1,498,035
Jordan Industries,
  Incorporated, Series B,
  Step up to 11.75% due
  04/01/2009                           2,412,580     1,568,177
Pierce Leahy Command Company,
  8.125% due 05/15/2008                  250,000       236,250
Pierce Leahy Corporation,
  11.125% due 07/15/2006               1,250,000     1,387,500
Primark Corporation,
  9.25% due 12/15/2008                 1,500,000     1,443,750
Protection One Alarm,
  8.125% due 01/15/2009                1,500,000     1,440,000
Williams Scotsman,
  Incorporated, 9.875% due
  06/01/2007                           1,145,000     1,109,219
                                                   -----------
                                                    11,861,041

CHEMICALS - 0.48%
Huntsman Package Corporation,
  9.125% due 10/01/2007                1,200,000     1,164,000
PCI Chemicals Canada,
  Incorporated, 9.25% due
  10/15/2007                           1,000,000       850,000
                                                   -----------
                                                     2,014,000

COAL - 0.18%
P&L Coal Holdings
  Corporation, Series B,
     8.875% due 05/15/2008               250,000       250,000
   9.625% due 05/15/2008                 500,000       496,250
                                                   -----------
                                                       746,250


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                          ------        -----
COMPUTERS & BUSINESS EQUIPMENT
- 0.19%
Decisionone Corporation,
  9.75% due 08/01/2007                $1,030,000       $51,500
Unisys Corporation,
  7.875% due 04/01/2008                  750,000       761,250
                                                   -----------
                                                       812,750

COSMETICS & TOILETRIES - 0.47%
American Safety Razor
  Company, Series B, 9.875%
  due 08/01/2005                       1,000,000     1,010,000
Revlon Worldwide Corporation,
  Series B, zero coupon due
  03/15/2001                           1,500,000     1,001,250
                                                   -----------
                                                     2,011,250

CRUDE PETROLEUM & NATURAL GAS
- 0.29%
Frontier Oil Corporation,
  Series A, 9.125% due
  02/15/2006                           1,250,000     1,225,000
                                                   -----------

DRUGS & HEALTH CARE - 1.12%
Cole National Group,
  Incorporated, 8.625% due
  08/15/2007                           1,275,000     1,096,500
Dade International,
  Incorporated, 11.125% due
  05/01/2006                           1,000,000     1,050,000
Maxxim Medical, Incorporated,
  10.50% due 08/01/2006                1,000,000     1,075,000
Packard BioScience,
  Incorporated, 9.375% due
  03/01/2007                             900,000       850,500
Universal Hospital Services,
  Incorporated, 10.25% due
  03/01/2008                             750,000       667,500
                                                   -----------
                                                     4,739,500

ELECTRICAL EQUIPMENT - 0.23%
Alaris Med Systems
  Incorporated, 9.75% due
  12/01/2006                           1,000,000       990,000
                                                   -----------

ELECTRIC UTILITIES - 0.55%
Integrat Electric Service,
  9.375% due 02/01/2009                1,500,000     1,477,500
L-3 Communications
  Corporation, 8.00% due
  08/01/2008                             750,000       706,875

ELECTRIC UTILITIES - CONTINUED
Transamerican Energy
  Corporation,
     11.50% due 06/15/2002              $750,000       $71,250
   Series B, Step up to
  13.00% due 06/15/2002                1,050,000        94,500
                                                   -----------
                                                     2,350,125

ELECTRONICS - 0.37%
Amphenol Corporation,
  9.875% due 05/15/2007                1,500,000     1,552,500
                                                   -----------

FINANCIAL SERVICES - 4.41%
Contifinancial Corporation,
  8.125% due 04/01/2008                1,000,000       860,000
  8.375% due 08/15/2003                  580,000       498,800
DVI, Incorporated,
   9.875% due 02/01/2004               1,500,000     1,457,500
   9.875% due 02/01/2004
Foamex Capital Corporation,
  9.875% due 06/15/2007                1,375,000     1,168,750
Ford Motor Credit Company,
  5.80% due 01/12/2009                 1,035,000       945,887
Forest City Enterprises,
  Incorporated, 8.50% due
  03/15/2008                           1,000,000       955,000
General Electric Capital
  Corporation, 5.875% due
  07/07/2000                           1,830,000     1,216,254
Intertek Finance PLC, Series
  B, 10.25% due 11/01/2006             1,250,000     1,203,125
KFW  International Finance,
  16.30% due 06/24/2003           PLZ  2,430,000       727,948
Mediacom LLC/Capital
  Corporation, Series B,
  8.50% due 04/15/2008                $1,500,000     1,440,000
Merrill Lynch & Company,
  Incorporated, 6.00% due
  11/15/2004                           1,020,000       991,195
Nordiska Investeringsbanken,
  17.75% due 04/15/2002           PLZ  3,160,000       913,434
Paine Webber Group,
  Incorporated, 7.75% due
  09/01/2002                          $1,700,000     1,745,288
Sudwestdeutsche LB Capital,
  17.50% due 05/05/2003           PLZ  2,470,000       747,385
TPSA Finance BV,
   7.75% due 12/10/2008               $2,300,000     2,228,550
United States Leasing
  International, 8.45% due
  01/25/2005                           1,500,000     1,615,335
                                                   -----------
                                                    18,714,451


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                          ------        -----
FOOD & BEVERAGES - 1.04%
CFP Holdings, Incorporated,
  Series B, 11.625% due
  01/15/2004                          $1,100,000      $913,000
Delta Beverage Group,
  Incorporated, 9.75% due
  12/15/2003                           1,000,000     1,030,000
Dole Foods, Incorporated,
  6.75% due 07/15/2000                 1,500,000     1,505,205
Imperial Holly Corporation,
  9.75% due 12/15/2007                 1,000,000       975,000
                                                    ----------
                                                     4,423,205

FUNERAL SERVICES - 0.44%
Service Corporation
  International, 6.00% due
  12/15/2005                           2,000,000     1,844,800
                                                    ----------

FURNITURE & FIXTURES - 0.23%
Sealy Mattress Company,
  9.875% due 12/15/2007                1,000,000       983,750
                                                    ----------

GAS & PIPELINE UTILITIES - 0.53%
Praxair, Incorporated,
  6.15% due 04/15/2003                 2,300,000     2,263,476
                                                    ----------

HOTELS & RESTAURANTS - 0.89%
HMH Properties, Incorporated,
  Series B, 7.875% due
  08/01/2008                           1,000,000       917,500
HMH Properties, Incorporated,
  Series C, 8.45% due
  12/01/2008                             250,000       236,250
Park Place Entertainment
  Corporation, 7.875% due
  12/15/2005                           1,500,000     1,425,000
Prime Hospitality
  Corporation, 9.75% due
  04/01/2007                           1,200,000     1,188,000
                                                    ----------
                                                     3,766,750

HOUSEHOLD PRODUCTS - 0.36%
Ekco Group, Incorporated,
  Series B, 9.25% due
  04/01/2006                           1,500,000     1,522,500
                                                    ----------

INDUSTRIAL MACHINERY - 0.25%
Cabot Safety Acquisition
  Corporation, 12.50% due
  07/15/2005                           1,000,000     1,060,000
                                                    ----------

INDUSTRIALS - 3.83%
APP FIN II Mauritius, Ltd.,
  Series B, Step up to 12.00%
  due 02/15/2004                      $1,000,000      $660,000
Coach USA, Incorporated,
  9.375% due 07/01/2007                1,500,000     1,545,000
Empress Entertainment,
  Incorporated, 8.125% due
  07/01/2006                           1,000,000     1,010,000
Falcon Holding Group LP,
  Series B, 8.375% due
  04/15/2010                           1,000,000       987,500
Furon Company,
  8.125% due 03/01/2008                  750,000       705,000
High Voltage Engineering
  Corporation, 10.50% due
  08/15/2004                           1,000,000       928,750
Holt Group, Incorporated,
  9.75% due 01/15/2006                 1,000,000       680,000
Indesco International,
  Incorporated, 9.75% due
  04/15/2008                             750,000       547,500
Lin Holdings Corporation,
  Step up to 10.00% due
  03/01/2008                           1,750,000     1,155,000
Mastec, Incorporated,
  7.75% due 02/01/2008                   750,000       705,000
NBTY, Incorporated, Series B,
  8.625% due 09/15/2007                1,000,000       860,000
Nebco Evans Holding Company,
  Step up to 12.375% due
  07/15/2007                           1,500,000       735,000
Panolam Industries
  International,
  Incorporated, 11.50% due             1,500,000     1,548,750
  02/15/2009
Purina Mills, Incorporated,
  9.00% due 03/15/2010                   410,000       307,500
Raytheon Company,
  6.15% due 11/01/2008                 1,200,000     1,132,908
RG Receivables, Ltd.,
  9.60% due 02/10/2005                 1,232,143       702,321
Stellex Industries,
  Incorporated, 9.50% due
  11/01/2007                           1,000,000       840,000
United Industries
  Corporation, 9.875% due
  04/01/2009                           1,250,000     1,187,500
                                                    ----------
                                                    16,237,729


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                          ------        -----
INSURANCE - 0.39%
Aetna Services, Incorporated,
  7.625% due 08/15/2026               $1,700,000    $1,656,888
                                                    ----------

LEISURE TIME - 1.18%
Harrahs Entertainment,
  Incorporated, 7.875% due
  12/15/2005                           1,500,000     1,447,500
Horseshoe Gaming LLC,
  9.375% due 06/15/2007                1,500,000     1,522,500
Mohegan Tribal Gaming
  Authority, 8.75% due
  01/01/2009                             950,000       940,500
Sun International Hotels,
  Ltd., 8.625% due 12/15/2007          1,125,000     1,102,500
                                                    ----------
                                                     5,013,000

METAL & METAL PRODUCTS - 0.22%
Envirosource, Incorporated,
  9.75% due 06/15/2003                   735,000       463,050
International Knife & Saw,
  Incorporated, 11.375% due
  11/15/2006                             500,000       470,000
                                                    ----------
                                                       933,050

MINING - 0.21%
Murrin Murrin Holdings
  Property, 9.375% due
  08/31/2007                           1,000,000       880,000
                                                    ----------

NEWSPAPERS - 0.23%
Garden State Newspapers,
  Incorporated, 8.75% due
  10/01/2009                           1,000,000       980,000
                                                    ----------

OFFICE FURNISHINGS & SUPPLIES
- 0.44%
Staples, Incorporated,
  7.125% due 08/15/2007 ***            1,950,000     1,871,337
                                                    ----------

PETROLEUM SERVICES - 0.54%
Bellwether Exploration
  Company, 10.875% due
  04/01/2007                           1,000,000       957,500
Benton Oil & Gas Company,
  11.625% due 05/01/2003               1,000,000       730,000
Costilla Energy,
  Incorporated, 10.25% due               750,000       217,500
  10/01/2006
United Refining Company,
  Series B, 10.75% due
  06/15/2007                             500,000       366,250
                                                    ----------
                                                     2,271,250

PLASTICS - 0.32%
Key Plastics, Incorporated,
  10.25% due 03/15/2007                 $500,000      $501,250
Plastic Containers,
  Incorporated, Series B,
  10.00% due 12/15/2006                  750,000       836,250
                                                    ----------
                                                     1,337,500

POLLUTION CONTROL - 0.48%
Loomis Fargo & Company,
  10.00% due 01/15/2004                1,000,000     1,020,000
Safety-Kleen Services,
  Incorporated, 9.25% due
  06/01/2008                           1,000,000     1,025,000
                                                    ----------
                                                     2,045,000

PUBLISHING - 0.57%
Big Flower Press Holdings,
  Incorporated, 8.625% due
  12/01/2008                           1,500,000     1,380,000
Hollinger International
  Publishing, Incorporated,
  9.25% due 03/15/2007                 1,000,000     1,022,500
                                                    ----------
                                                     2,402,500

REAL ESTATE - 0.29%
Radnor Holdings Corporation,
  10.00% due 12/01/2003                1,250,000     1,250,000
                                                    ----------

RETAIL TRADE - 0.89%
Finlay Enterprises,
  Incorporated, 9.00% due
  05/01/2008                             500,000       476,250
Finlay Fine Jewelry
  Corporation, 8.375% due
  05/01/2008                           1,000,000       980,000
French Fragrances,
  Incorporated, Series B,
  10.375% due 05/15/2007                 840,000       856,800
Maxim Group, Incorporated,
  9.25% due 10/15/2007                   500,000       490,000
Musicland Group,
  Incorporated, 9.875% due
  03/15/2008                           1,000,000       975,000
                                                    ----------
                                                     3,778,050

SANITARY SERVICES - 0.33%
Allied Waste North America,
  Incorporated, 7.875% due
  01/01/2009                           1,500,000     1,391,250
                                                    ----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT        VALUE
                                          ------        -----
SOFTWARE - 0.24%
Alvey Systems, Incorporated,
  11.375% due 01/31/2003              $1,000,000    $1,030,000
                                                    ----------

TELECOMMUNICATIONS SERVICES
- 3.26%
Adelphia Communications
  Corporation, Series B
     9.875% due 03/01/2007               525,000       548,625
   10.50% due 07/15/2004                 475,000       507,062
Centennial Cellular Operating
  Company, 10.75% due
  12/15/2008                           1,250,000     1,293,750
Charter Commerce Holdings
  LLC,  due 04/01/2004                 2,000,000     1,240,000
Diamond Cable Communications
  PLC, Step up to 11.75% due
  12/15/2005                             750,000       669,375
ICG Holdings, Incorporated,
  Step up to 13.50% due
  09/15/2005                           1,250,000     1,100,000
International Cabletel,
  Incorporated, Series B,
  Step up to 11.50% due
  02/01/2006                           1,500,000     1,305,000
Jordan Telecommunication
  Products, Series B,
     Step up to 11.75% due
  08/01/2007                             600,000       513,000
   Step up to 11.75% due
  08/01/2007                           1,000,000       990,000
Metronet Communications
  Corporation,
  Step up to 9.95% due
  06/15/2008                           2,000,000     1,480,000
Rogers Communications,
  Incorporated, 8.875% due
  07/15/2007                           1,500,000     1,515,000
Telewest Communication PLC,
  Step up to 11.00% due
  10/01/2007                           1,500,000     1,335,000
United International
  Holdings, Incorporated,
  10.75% due 02/15/2008                2,000,000     1,320,000
                                                    ----------
                                                    13,816,812

TELEPHONE - 0.86%
GST Network Funding,
  Incorporated, Step up to
  10.50% due 05/01/2008                1,000,000       565,000

TELEPHONE - CONTINUED
GTE Corporation,
  6.94% due 04/15/2028                  $880,000      $832,999
Intermedia Communications,
  Incorporated, Series B,
  Step up to 11.25% due
  07/15/2007                             750,000       532,500
NEXTEL Communications,
  Incorporated, Step up to
  9.75% due 08/15/2004                 1,000,000     1,015,000
   Step up to 9.95% due
  02/15/2008                           1,000,000       690,000
                                                    ----------
                                                     3,635,499

TRANSPORTATION - 1.54%
Atlantic Express
  Transportation Corporation,
  10.75% due 02/01/2004                1,250,000     1,237,500
Axiohm Transaction Solutions,
  9.75% due 10/01/2007                 1,000,000       650,000
Iron, Incorporated,
  10.125% due 10/01/2006               1,000,000     1,060,000
Navistar International
  Corporation, 8.00% due
  02/01/2008                           1,000,000       980,000
Stena AB,
  10.50% due 12/15/2005                1,000,000       995,000
Teekay Shipping Corporation,
  8.32% due 02/01/2008                   750,000       705,000
TFM SA De C V,
  Step up to 11.75% due
  06/15/2009                           1,500,000       896,250
                                                    ----------
                                                     6,523,750

TOTAL CORPORATE BONDS
(Cost: $164,219,120)                              $152,101,205
                                                  ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 9.34%
Commercial Mortgage Asset
  Trust, Series 1999-C1,
  7.35% due 08/17/2013                 8,000,000     7,780,240
Contimortgage Home Equity
  Loan Trust, Series 1999-3,
  Class B, 7.00% due
  12/25/2029                           3,600,000     3,118,500
DLJ Commercial Mortgage
  Corporation, Series
  1998-CF2, Class S, 1.07%
  due 11/12/2031                      41,427,340     2,177,918


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT        VALUE
                                        ------        -----
COLLATERALIZED MORTGAGE
OBLIGATIONS  -  CONTINUED
DLJ Commercial Mortgage
  Corporation, Series
  1998-CG1, Class S, 0.704%
  due 05/10/2023                     $46,843,203    $2,017,630
First Boston Mortgage
  Securities Corporation
  Strip, Series D, IO, due
  05/25/2017                             516,272       154,716
First Union Residential
  Securitiation Trust, Series
  1998-A, Class B2, REMIC due
  08/25/2028                           1,107,397     1,008,484
GE Capital Mortgage Services,
  Incorporated, Series
  1998-14, Class B1, 6.75%
  due 10/25/2028                       3,779,506     3,344,334
Green Tree Financial
  Corporation, Series 1997-6,
  Class A8, 7.07% due
  09/15/2007 ***                       8,012,310     7,949,654
PNC Mortgage Securities
  Corporation, Series 1998-4,
  Class 3B3, 6.75% due
  05/25/2028                           1,561,247     1,470,632
PNC Mortgage Securities
  Corporation, Series 1998-4,
  Class CB3, 6.839% due
  05/25/2028                           2,278,729     2,047,188
PNC Mortgage Securities
  Corporation, Series 1999-1,
  Class CB2, 6.772% due
  03/25/2029                           4,165,640     3,952,414
PNC Mortgage Securities
  Corporation, Series 1999-2,
  Class DB3, 6.905% due
  04/25/2029                           3,015,243     2,709,347
PNC Mortgage Securities
  Corporation, Series 1998-5,
  Class C, 6.735% due
  07/25/2028                           2,095,764     1,861,856
                                                   -----------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $41,045,831)                                $39,592,913
                                                   -----------

                                      PRINCIPAL
                                        AMOUNT        VALUE
                                        ------        -----
ASSET BACKED SECURITIES - 3.31%
Airplane Pass Through Trust,
  Class D, Series 1, 10.875%
  due 03/15/2019                      $1,500,000    $1,444,530
Contrywide Mortgage
  Corporation, Series 1994-J,
  7.75% due 06/25/2024                 5,334,687     5,394,723
Mid State Trust VI, ***
  7.34% due 07/01/2035                 7,159,840     7,213,539
                                                   -----------

TOTAL ASSET BACKED SECURITIES
(Cost: $14,203,140)                                $14,052,792
                                                   -----------

SUPRANATIONAL OBLIGATIONS - 0.20%
European Bank for
  Reconstructon and
  Development, 10.50% due
  01/25/2001                           3,400,000       845,997
                                                   -----------

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $992,732)                                      $845,997
                                                   -----------

PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 15.49%
$17,325,000    Bombardier Capital, Incorporated,
                  6.40% due 07/01/1999             $17,325,000
  33,419,058   Navigator Securities Lending
               Trust, 4.94%                         33,419,058
  14,963,000   Thomas And Betts Corporation,
                 6.00% due 07/01/1999               14,963,000
                                                  -------------
                                                   $65,706,058
TOTAL INVESTMENTS   (STRATEGIC BOND
Trust)  (Cost: $441,069,169)                      $424,097,102
                                                  ============


GLOBAL BOND TRUST

                                      PRINCIPAL
                                        AMOUNT         VALUE
                                        ------         -----
U.S. TREASURY OBLIGATIONS - 5.00%
U.S. TREASURY NOTES - 5.00%
3.625% due 07/15/2002                 $2,071,000    $2,048,985
4.75% due 02/15/2004                     320,000       307,799
5.50% due 05/15/2009                      90,000        87,918
6.125% due 08/15/2007                  8,140,000     8,227,749
                                                   -----------
                                                    10,672,451


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $10,605,666)                                $10,672,451
                                                   -----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 0.30%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 0.30%
7.00% due 07/01/2003                     559,604       563,336
                                                   ------------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $568,523)                                      $563,336
                                                   -----------

FOREIGN GOVERNMENT
OBLIGATIONS - 32.60%
AUSTRALIA - 2.00%
6.50% due 06/14/2005           AUD     6,300,000     4,193,767
                                                   -----------

BELGIUM(EUROCLEAR) - 2.70%
zero coupon due 07/31/2000        $    4,000,000     3,756,600
6.50% due 07/10/2002           AUD     3,125,000     2,096,355
                                                   -----------
                                                     5,852,955

CANADA - 6.60%
5.25% due 04/01/2002           CAD     5,500,000     3,695,365
6.00% due 02/21/2006             $     8,100,000     7,812,450
6.625% due 10/03/2007          NZD     5,000,000     2,576,172
                                                   -----------
                                                    14,083,987

GERMANY - 2.80%
4.125% due 07/04/2008          EUR     1,760,000     1,760,593
5.25% due 01/04/2008                   3,830,000     4,140,827
                                                   -----------
                                                     5,901,420

JAPAN - 4.90%
0.90% due 12/22/2008           JPY   480,000,000     3,710,011
2.00% due 03/20/2009                 334,000,000     2,817,119
3.30% due 06/20/2006                 422,000,000     3,924,526
                                                   -----------
                                                    10,451,656

NEW ZEALAND - 1.30%
4.50% due 02/15/2016           NZD       600,000       322,642
10.00% due 03/15/2002                  4,160,000     2,435,979
                                                   -----------
                                                     2,758,621

NORWAY - 2.00%
5.50% due 05/15/2009           NOK    34,000,000     4,269,577
                                                   -----------

QATAR - 0.30%
FRN 6.20% due 02/18/2004         $       400,000       380,500
9.50% due 05/21/2009                     300,000       303,375
                                                   -----------
                                                       683,875

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                          ------          -----
SWEDEN - 1.90%
6.50% due 05/05/2008           SEK       31,700,000      4,121,112
                                                       -----------

UNITED KINGDOM - 8.10%
7.00% due 06/07/2002           GBP        3,300,000      5,414,893
8.00% due 06/10/2003                      6,880,000     11,771,815
                                                       -----------
                                                        17,186,708

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $70,791,646)                                    $69,503,678
                                                       -----------


CORPORATE BONDS - 27.40%
DENMARK - 6.90%
Nykredit Mortgage,
   5.00% due 10/01/2029        DKK        5,024,000        620,668
Realkredit Danmark
  Mortgage,
  5.00% due 10/01/2029                  105,538,000     13,082,135
Unikredit Realkredit
  Mortgage, 5.00% due
  10/01/2029                              7,480,000        924,084
                                                       -----------
                                                        14,626,887

FRANCE - 3.30%
Electricite De France,
  3.75% due 10/28/2003         EUR        6,800,000      6,984,547
                                                       -----------

GERMANY - 0.50%
Deutsche Bank Finance BV,
  zero coupon due
  01/20/2032                   ITL   18,370,000,000      1,161,389
                                                       -----------

GREECE - 0.20%
Hellenic Finance,
  2.00% due 07/15/2003         EUR          500,000        510,271
                                                       -----------

NETHERLANDS - 0.40%
KPNQWEST BV,
  7.125% due 06/01/2009                     900,000        916,632
                                                       -----------

UNITED KINGDOM - 9.50%
Abbey National Treasury
  Services, 4.88% due
  02/24/2003                              5,500,000      5,851,106
Barclays Bank PLC,
  6.50% due 02/16/2004         GBP        4,170,000      6,614,702
LB Bad-Wuertt Capital
  Markets, 4.625% due
  02/17/2003                   EUR        7,250,000      7,675,453
                                                       -----------
                                                        20,141,261


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
UNITED STATES - 6.60%
General Motors Acceptance
  Corporation, 4.00% due
  02/09/2006                          $5,441,000    $5,373,845
International Game
  Technology, 7.875% due
  05/15/2004                             500,000       490,000
KFW International Finance,
  5.75% due 01/15/2008                 5,500,000     5,143,050
Texas Utilities Company,
   FRN 5.7287% due 06/25/2001          2,100,000     2,100,000
TRW, Incorporated,
  FRN 5.5987% due 06/28/2000           1,000,000       999,264
                                                   -----------
                                                    14,106,159

TOTAL CORPORATE BONDS
(Cost: $63,766,575)                                $58,447,146
                                                   -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.30%
JAPAN - 0.30%
SHL Corporation, Ltd., Series
  1999-1-A2, FRN 0.7937% due
  12/25/2024                      JPY   20,000,000     165,382
SHLCorporation, Ltd., Series
  1999-1-1A, FRN 0.4931% due
  10/25/2023                            55,000,000     454,800
                                                   -----------
                                                       620,182

UNITED STATES - 1.00%
Government Lease Trust,
  4.00% due 05/18/2011                  $500,000      $382,971
Salomon Brothers Mortgage
  Securities VII,
  Incorporated, 5.3925% due
  06/25/2029                           1,800,000     1,800,000
                                                   -----------
                                                     2,182,971

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $2,804,408)                                  $2,803,153
                                                   -----------

SUPRANATIONAL OBLIGATIONS - 9.60%
Asian Development Bank, zero
  coupon due 08/31/2004             $    2,600,000   1,877,330

European Investment Bank,
  6.00% due 11/26/2004            GBP    1,300,000   2,040,212

Inter-American Development
  Bank, 5.125% due
     02/05/2004                     $    8,520,000   8,089,740

                                        PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
SUPRANATIONAL OBLIGATIONS -
CONTINUED
Inter-American Development
  Bank, 5.75% due
      04/15/2004                  NZD    5,600,000   2,840,542
International Bank for
  Reconstruction and
  Development (the "World
  Bank"), 5.375% due
  11/06/2003                            11,250,000   5,676,367
                                                   -----------
                                                    20,524,191

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost: $21,405,763)                                $20,524,191
                                                   -----------

PRINCIPAL
AMOUNT                                                 VALUE
------                                                 -----
SHORT TERM INVESTMENTS - 23.60%
$7,900,000   American Express Credit
                 Corporation, 5.08% due
                 07/06/1999                         $7,894,580
   200,000   Ameritech Corporation
                5.08% due 07/20/1999                   199,477
   400,000   The Coca-Cola Company,
                5.00% due 07/22/1999                   398,845
5,800,000    The Coca-Cola Company,
                5.09% due 07/13/1999                 5,789,869
   900,000   Emerson Electric Company
                5.08% due 07/27/1999                   896,737
2,100,000    Federal Home Loan Mortgage
                 Corporation, 4.92% due
                 07/16/1999                          2,095,590
1,500,000    Federal Home Loan Mortgage
                 Discount Notes, 4.88% due
                 07/14/1999                          1,497,395
5,300,000    General Electric Capital
                 Corporation, 5.20% due
                 07/07/1999                          5,295,592
1,100,000    MCI WorldCom, Incorporated
                6.10% due 01/27/2000                 1,065,607
   145,230   Navigator Securities Lending
             Trust, 4.97%                              145,230
5,700,000    Procter & Gamble Company
                5.05% due 07/20/1999                 5,684,733
4,500,000    Shell Oil Company
                5.06% due 07/20/1999                 4,488,244
5,300,000    United Parcel Service of America,
                 Incorporated, 5.60% due
                 07/01/1999                          5,300,000
   100,000   United States Treasury Bills, ****
                zero coupon due 09/16/1999              99,031


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 VALUE
------                                                 -----
SHORT TERM INVESTMENTS - CONTINUED
$1,500,000   US West Capital Funding,
                 Incorporated, 6.10% due
                 03/24/2000                          $1,433,728
 8,000,000   Wisconsin Electric Power
                 Company, 4.95% due
                 07/02/1999                           7,998,913
                                                    -----------
                                                    $50,283,571

REPURCHASE AGREEMENTS - 0.10%

  $100,000   Repurchase Agreement with Morgan
             Stanley dated 06/30/1999 at 4.75%
             to be repurchased at $100,013 on
             07/01/1999, collateralized by
             $85,000 U.S. Treasury Bonds,
             11.875% due 11/15/2003 (valued at
             $104,497 including interest).             $100,000
    164,000  Repurchase Agreement with State
             Street Bank & Trust Company dated
             06/30/1999 at 4.00% to be
             repurchased at $164,018 on
             07/01/1999, collateralized by
             $150,000 U.S. Treasury Bonds,
             7.50% due 11/15/2016 (valued at
             $168,750 including interest)               164,000
                                                    -----------
                                                       $264,000

PUT OPTIONS - 0.07%

Number of                        Expiration month/
Contracts                          strike price            Value
---------                          ------------            -----
 172,000   US Treasury Note,
                   5.25%           September/100          $100,276
  12,500   Japanese Yen - PUT      November/125             13,700
  12,500   Japanese Yen - PUT      November/125             13,700
  12,500   Japanese Yen - PUT      November/125             13,700
  12,500   Japanese Yen - PUT      November/125             13,700
                                                       ------------

TOTAL PUT OPTIONS (Cost: $241,473)                         $155,076
                                                       ------------

TOTAL INVESTMENTS (GLOBAL BOND TRUST)
(Cost: $220,731,637)                                   $213,216,602
                                                       ============

TOTAL RETURN TRUST

                                       PRINCIPAL
                                        AMOUNT        VALUE
                                        ------        -----
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 16.67%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 10.17%
6.00% due 06/15/2014                  $5,000,000    $4,990,600
6.139% due 01/01/2029                 13,775,790    13,885,583
                                                   -----------
                                                    18,876,183

                                       PRINCIPAL
                                        AMOUNT        VALUE
                                        ------        -----
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 6.50%
6.375% due 05/20/2023 -
  02/20/2024                         $10,572,069   $10,670,045
6.63% due 09/20/2021                   1,374,232     1,392,702
                                                   -----------
                                                    12,062,747

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $30,755,927)                                $30,938,930
                                                   -----------

FOREIGN GOVERNMENT
OBLIGATIONS - 1.39%
GOVERNMENT OF MEXICO - 1.39%
5.8125% due 03/20/2002                 2,650,552     2,582,964
                                                    ----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $2,584,302)                                  $2,582,964
                                                    ----------

CORPORATE BONDS - 36.65%
BUILDING MATERIALS &
CONSTRUCTION - 1.63%
Cemex SA,
  9.25% due 06/17/2002                 3,000,000     3,030,000
                                                    ----------

ELECTRIC UTILITIES - 9.17%
LG&E Capital Corporation,
  6.205% due 05/01/2004                6,000,000     5,859,660
Niagara Mohawk Power
  Corporation, 7.00% due
  10/01/2000                           2,000,000     2,007,040
System Energy Resources,
  Incorporated, 7.80% due
  08/01/2000                           4,100,000     4,152,029
Texas Utilities Company,
   FRN 5.729% due 06/25/2001           5,000,000     5,000,000
                                                    ----------
                                                    17,018,729

FINANCIAL SERVICES - 6.43%
Household Finance Corporation,
   5.2487% due 05/24/2002              5,000,000     4,992,300
   6.125% due 02/27/2003               2,000,000     1,952,300
US West Capital Funding,
  Incorporated,
   5.5462% due 06/15/2000              5,000,000     4,996,530
                                                    ----------
                                                    11,941,130

FOOD & BEVERAGES - 2.69%
Conagra, Incorporated,
  5.30% due 06/12/2000                 5,000,000     4,995,415
                                                    ----------

INDUSTRIALS - 9.74%
Boise Cascade Corporation,
  9.85% due 06/15/2002                 6,000,000     6,246,900


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
INDUSTRIALS - CONTINUED
Building Materials
  Corporation of America,
  8.625% due 12/15/2006               $1,000,000      $980,000
Burlington Northern Santa Fe,
  6.05% due 03/15/2001                 5,885,000     5,861,377
Cox Enterprises,
  Incorporated, 6.625% due
  06/14/2002                           5,000,000     5,001,500
                                                   -----------
                                                    18,089,777

RAILROADS & EQUIPMENT - 3.78%
CSX Corporation,
  5.38% due 09/15/2000                 7,000,000     7,016,730
                                                   -----------

SANITARY SERVICES - 2.13%
Waste Management,
  Incorporated, 6.50% due
  05/14/2004                           4,000,000     3,965,080
                                                   -----------

TELEPHONE - 1.08%
Philippine Long Distance
  Telephone Company, 10.50%
  due 04/15/2009                       2,000,000     2,004,166
                                                   -----------


TOTAL CORPORATE BONDS
(Cost: $68,819,265)                                $68,061,027
                                                   -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 23.01%
ABN Amro Mortgage
  Corporation, 6.50% due
  06/25/2029                           5,000,000     4,848,437
Contimortgage Home Equity
  Loan, 6.42% due 04/25/2014           5,000,000     5,005,050
GE Capital Mortgage Services,
  Incorporated,
  6.75% due 03/25/2028 -
  05/25/2029                          13,350,000    12,912,876
GMAC Commercial Mortgage
  Security, Incorporated,
  6.57% due 09/15/2033                 6,000,000     5,958,900
PNC Mortgage Securities
  Corporation, 6.50% due
  06/25/2029                           7,389,101     6,856,790

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
COLLATERALIZED MORTGAGE
OBLIGATIONS - CONTINUED
Residential Funding Mortgage
  Securities I, Series 1998,
  Class A6, 6.75% due
  03/25/2028                          $4,335,000    $4,130,908
Residential Funding Mortgage
  Securities I, Series 1999
  S14, Class A1, 5.90% due
  06/25/2029                           3,000,000     3,000,938
                                                   -----------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $43,470,991)                                $42,713,899
                                                   -----------

ASSET BACKED SECURITIES - 11.15%
Brazos Student Finance
  Corporation, 5.4948% due
  06/01/2023                           5,000,000     4,911,400
FHA, 7.43% due 12/01/2023             11,011,012    11,160,049
Norwest Asset Securities
  Corporation, 6.50% due
  06/25/2029                           5,000,000     4,640,550
                                                   -----------

TOTAL ASSET BACKED SECURITIES
(Cost: $20,917,586)                                $20,711,999
                                                   -----------

PRINCIPAL
AMOUNT                                                 VALUE
------                                                 -----
SHORT TERM INVESTMENTS - 9.03%
$1,700,000     Ameritech Corporation
                 5.08% due 07/20/1999               $1,695,559
 3,000,000     Export Development Corporation,
                  5.09% due 07/22/1999               2,991,600
 2,000,000     General Electric Capital
                  Corporation, 4.83% due
                  07/28/1999                         1,992,755
 4,900,000     IBM Credit Corporation,
                 4.80% due 07/01/1999                4,900,000
               National Rural Utilities
               Cooperative Finance,
   600,000       5.25% due 07/23/1999                  598,247
 3,800,000       5.12% due 08/20/1999                3,774,403
   820,000     United States Treasury Bills,****
                  zero coupon due 09/16/1999           812,054
                                                   -----------
                                                   $16,764,618


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                 VALUE
------                                                 -----
REPURCHASE AGREEMENTS - 2.10%

$3,889,000   Repurchase Agreement with Daiwa
             Bank dated 06/30/1999 at 4.68%,
             to be repurchased at $3,889,506
             on 07/01/1999, collateralized by
             $3,606,000 U.S. Treasury Notes,
             4.625% due 11/30/2000 (valued at
             $3,567,120 including interest) and
             $315,000 U.S. Treasury Bonds,
             8.50% due 02/15/2020 (valued at
             $400,782 including interest)            $3,889,000
                                                   ------------

TOTAL INVESTMENTS (TOTAL RETURN TRUST)
(Cost: $187,201,689)                               $185,662,437
                                                   ============

INVESTMENT QUALITY BOND TRUST

                                           SHARES      VALUE
                                           ------      -----
COMMON STOCKS - 0.04%
INDUSTRIALS - 0.00%
SF Holding Group, Class C                    629            $6
                                                      --------

PUBLISHING - 0.04%
Primedia, Incorporated                     1,525       145,447
                                                      --------

TOTAL COMMON STOCKS
(Cost: $150,691)                                      $145,453
                                                      --------

PREFERRED STOCK - 0.13%
INDUSTRIALS - 0.01%
SF Holding Group                              17        37,825
                                                      --------

MINING - 0.08%
Fairfield Manufacturing,
  Incorporated                               270       277,088
                                                      --------

SOFTWARE - 0.04%
Concentric Network Corporation               160       150,000
                                                      --------

TOTAL PREFERRED STOCK
(Cost: $557,011)                                      $464,913
                                                      --------

                                           SHARES      VALUE
                                           ------      -----
WARRANTS - 0.00% *
SOFTWARE - 0.00%
Concentric Network
  Corporation, (Expiration
  date 12/15/2007; strike
  price $10.86)                               40       $14,005
                                                       -------

TELECOMMUNICATIONS SERVICES - 0.00%
American Mobile Satellite
  Corporation, (expiration
  date 04/01/2008; strike
  price $12.57)                               35         1,404
KMC Telecom Holdings,
  Incorporated, (expiration
  date 04/15/2008; strike
  price $0.2179)                             425         1,089
                                                       -------
                                                         2,493

TOTAL WARRANTS
(Cost: $0)                                             $16,498
                                                       -------

                                      PRINCIPAL
                                        AMOUNT        VALUE
                                        ------        -----
U.S. TREASURY OBLIGATIONS - 15.88%
U.S. TREASURY BONDS - 14.83%
7.50% due 11/15/2016                  $9,500,000   $10,706,785
8.75% due 05/15/2017                   3,300,000     4,165,722
11.875% due 11/15/2003                10,000,000    12,290,600
12.00% due 08/15/2013                 17,500,000    24,571,050
                                                   -----------
                                                    51,734,157

U.S. TREASURY NOTES - 1.05%
6.50% due 08/31/2001                   3,600,000     3,667,500
                                                   -----------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $58,923,499)                                $55,401,657
                                                   -----------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 12.68%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.96%
6.00% due 02/01/2003 -
  11/01/2013                           6,249,636     6,051,221
7.50% due 06/01/2010 -
  05/01/2028                           2,835,756     2,870,710
6.30% due 03/15/2023                     400,000       396,000
6.50% due 08/17/2011 -
  06/25/2019                             997,557       998,498
                                                   -----------
                                                    10,316,429


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 3.95%
6.00% due 02/01/2028 -
  11/01/2028                          $7,136,923    $6,704,211
6.18% due 07/01/2008                     361,478       349,764
6.27% due 11/01/2007                   1,091,624     1,064,711
6.295% due 06/01/2008                    197,986       193,015
6.30% due 01/01/2008                     310,487       303,209
6.34% due 01/01/2008                     288,648       282,794
6.39% due 01/01/2006                     144,783       143,589
6.43% due 01/01/2008                     315,397       310,435
6.447% due 01/01/2008                  1,488,352     1,466,427
6.812% due 10/01/2007                    210,956       213,796
6.981% due 06/01/2007                     83,112        84,969
7.024% due 06/01/2007                    103,418       105,874
7.04% due 03/01/2007                     664,577       680,600
7.085% due 08/01/2003                    682,277       684,617
7.28% due 10/01/2006                     391,086       405,249
5.90% due 10/25/2019                     794,799       793,806
                                                    ----------
                                                    13,787,066

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.77%
6.00% due 08/15/2008 -
  12/15/2013                           4,464,560     4,347,442
6.50% due 07/15/2008 -
  05/15/2009                             132,061       131,299
7.00% due 04/15/2023 -
  09/15/2028                           8,482,020     8,389,850
7.50% due 04/15/2002 -
  07/15/2028                           5,640,361     5,701,302
8.00% due 06/15/2023 -
  10/15/2023                           1,539,278     1,584,009
9.50% due 10/15/2009                         757           803
                                                    ----------
                                                    20,154,705

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $45,205,492)                                $44,258,200
                                                   -----------

FOREIGN GOVERNMENT
OBLIGATIONS - 0.93%
PROVINCE OF QUEBEC - 0.93%
   8.625% due 01/19/2005               2,000,000     2,163,220
   8.80% due 04/15/2003                1,000,000     1,075,660
                                                   -----------

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS
(Cost: $3,345,537)                                  $3,238,880
                                                    ----------

                                      PRINCIPAL
                                        AMOUNT        VALUE
                                        ------        -----
CORPORATE BONDS - 46.18%
AIR TRAVEL - 1.07%
Continental Airlines,
   6.648% due 09/15/2017                $905,618      $865,662
   6.90% due 01/02/2018                1,300,000     1,274,078
SCL Terminale Aereo Santiago SA,
  6.95% due 07/01/2012                 1,700,000     1,610,988
                                                     ---------
                                                     3,750,728

APPAREL & TEXTILES - 0.07%
Bell Sports, Incorporated,
  11.00% due 08/15/2008                  250,000       248,750
                                                     ---------

AUTO PARTS - 0.09%
Accuride Corporation,
  9.25% due 02/01/2008                    95,000        92,387
LDM Technologies,
  Incorporated, 10.75% due
  01/15/2007                             210,000       207,900
                                                     ---------
                                                       300,287

AUTO SERVICES - 0.04%
Delco Remy International,
  Incorporated, 8.625% due
  12/15/2007                             100,000        98,000
Dura Operating Corporation,
  9.00% due 05/01/2009                    50,000        47,750
                                                     ---------
                                                       145,750

AUTOMOBILES - 0.86%
Chrysler Corporation,
  7.45% due 02/01/2097                 2,000,000     1,990,400
Ford Motor Credit Company,
  6.375% due 04/15/2000                1,000,000     1,002,920
                                                     ---------
                                                     2,993,320

BANKING - 5.49%
Bank New York, Incorporated,
  6.625% due 06/15/2003                1,000,000     1,004,720
BankAmerica Corporation,
  9.625% due 02/13/2001                1,475,000     1,551,788
Citicorp,
  7.125% due 06/01/2003                1,000,000     1,019,220
Credit National,
  7.00% due 11/14/2005                 1,300,000     1,274,000
Export-Import Bank of Korea,
  6.375% due 02/15/2006                  610,000       554,331
First Financial Caribbean
  Corporation, 7.84% due
  10/10/2006                             810,000       792,075
First Republic Bank San
  Francisco, 7.75% due
  09/15/2012                             825,000       750,007


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                         ------         -----
BANKING - CONTINUED
Grove Worldwide LLC/Capital,
  Incorporated, 9.25% due
  05/01/2008                            $120,000      $108,000
Korea Development Bank,
  7.125% due 09/17/2001                  715,000       707,164
Liberty Financial Companies,
  Incorporated, 6.75% due
  11/15/2008                             965,000       928,977
National City Corporation,
  6.875% due 05/15/2019                2,000,000     1,878,652
National Westminster Bank
  PLC, 9.45% due 05/01/2001            1,000,000     1,056,320
NBD Bancorp,
  8.25% due 11/01/2024                 2,000,000     2,213,440
Republic New York
  Corporation, 9.50% due
  04/15/2014                           1,000,000     1,154,180
Royal Bank Scotland Group
  PLC, 6.40% due 04/01/2009            2,750,000     2,598,007
Sprint Capital Corporation,
  6.875% due 11/15/2028                1,745,000     1,582,052
                                                    ----------
                                                    19,172,933

BROADCASTING - 0.50%
Cablevision SA,
  13.75% due 05/01/2009                  140,000       127,400
Century Communications
  Corporation, zero coupon
  due 01/15/2008                         600,000       264,000
Granite Broadcasting
  Corporation, 8.875% due
  05/15/2008                             175,000       169,750
Jacor Communications Company,
  8.75% due 06/15/2007                    55,000        58,438
Viacom, Incorporated,
  7.75% due 06/01/2005                 1,035,000     1,060,088
Young Broadcasting,
  Incorporated, 8.75% due
  06/15/2007                              50,000        48,500
                                                    ----------
                                                     1,728,176

BUILDING MATERIALS &
CONSTRUCTION - 0.05%
Toll Corporation,
  8.125% due 02/01/2009                  200,000       189,500
                                                    ----------

                                       PRINCIPAL
                                        AMOUNT        VALUE
                                        ------        -----
BUSINESS SERVICES - 0.91%
EOP Operating Limited
  Partnership, 6.50% due
  01/15/2004                          $1,795,000    $1,748,581
Federal Express Corporation
  Trust, 6.72% due 01/15/2022            999,713       954,136
RCN Corporation,
  Step up to 11.00% due
  07/01/2008                             325,000       201,500
Royster Clark, Incorporated,
  10.25% due 04/01/2009                  135,000       132,975
Silgan Holdings,
  Incorporated, 9.00% due
  06/01/2009                              65,000        64,350
Werner Holding, Incorporated,
  10.00% due 11/15/2007                   60,000        58,950
                                                     ---------
                                                     3,160,492

CHEMICALS - 0.34%
Acetex,
  9.75% due 10/01/2003                   250,000       230,625
Huntsman Corporation,
  9.50% due 07/01/2007                    95,000        91,675
Lyondell Chemical Company,
  9.875% due 05/01/2007                  320,000       326,000
Pioneer Amers Acquisition
  Corporation, 9.25% due
  06/15/2007                             100,000        82,000
Sovereign Speciality
  Chemicals, 9.50% due
  08/01/2007                             135,000       135,337
ZSC Specialty,
  11.00% due 07/01/2009                  325,000       327,844
                                                     ---------
                                                     1,193,481

COAL - 0.11%
PL Coal Holdings Corporation,
  Series B, 9.625% due
  05/15/2008                             400,000       397,000
                                                     ---------

COMPUTERS & BUSINESS
EQUIPMENT - 0.09%
Concentric Network
  Corporation, 12.75% due
  12/15/2007                             300,000       314,250
Decisionone Corporation,
  9.75% due 08/01/2007                   100,000         5,000
                                                     ---------
                                                       319,250

CONSTRUCTION & MINING
EQUIPMENT - 0.06%
Webb Delaware Corporation,
  10.25% due 02/15/2010                  200,000       198,000
                                                     ---------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
COSMETICS & TOILETRIES - 0.05%
Revlon Consumer Products
  Corporation, 8.625% due
  02/01/2008                            $125,000      $118,125
Revlon Worldwide Corporation,
  Series B zero coupon due 03/15/2001    100,000        66,750
                                                     ---------
                                                       184,875

CRUDE PETROLEUM & NATURAL GAS - 0.84%
Enron Corporation,
  6.75% due 09/01/2004                 2,000,000     1,997,406
KN Energy, Incorporated,
  6.65% due 03/01/2005                   795,000       770,570
Tuboscope Vetco
  International, Incorporated,
  7.50% due 02/15/2008                   200,000       174,000
                                                     ---------
                                                     2,941,976

DRUGS & HEALTH CARE - 3.28%
Alaris Medical, Incorporated,
  Step up to 11.125% due
  08/01/2008                             275,000       149,188
Allegiance Corporation,
  7.00% due 10/15/2026                 4,000,000     3,990,960
Beckman Instruments,
  Incorporated,
   7.10% due 03/04/2003                240,000       232,965
   7.45% due 03/04/2008                1,065,000       999,705
Beverly Enterprises,
  9.00% due 02/15/2006                   100,000        99,000
Columbia/HCA Healthcare
  Corporation,
   7.00% due 07/01/2007                  5,000         4,480
   7.25% due 05/20/2008                  195,000       176,723
Dailey International,
  Incorporated, 9.50% due
  02/15/2008                             300,000       190,500
Fisher Scientific
  International,
  Incorporated, 9.00% due                190,000       180,500
  02/01/2008
Healthsouth Corporation,
  6.875% due 06/15/2005                2,000,000     1,855,260
Lifepoint Hospitals Holdings,
  Incorporated, 10.75% due
  05/15/2009                             100,000       101,750
MEDIQ, Incorporated, 11.00%
  due 06/01/2008                         200,000       155,000
Owens & Minor, Incorporated,
  10.875% due 06/01/2006                 225,000       241,313


                                       PRINCIPAL
                                        AMOUNT        VALUE
                                        ------        -----
DRUGS & HEALTH CARE - CONTINUED
Tenet Healthcare Corporation,
  7.875% due 01/15/2003                 $850,000      $833,000
Torchmark, Incorporated,
  7.875% due 05/15/2023                2,000,000     1,966,920
Triad Hospitals Holdings,
  Incorporated, 11.00% due
  05/15/2009                             150,000       152,250
Universal Hospital Services,
  Incorporated, 10.25% due
  03/01/2008                             120,000       106,800
                                                    ----------
                                                    11,436,314

ELECTRICAL EQUIPMENT - 0.29%
Classic Cable, Incorporated,
  9.875% due 08/01/2008                  130,000       134,550
Costilla Energy,
  Incorporated, 10.25% due
  10/01/2006                             225,000        65,250
Energy Corporation of
  America, Incorporated,
  9.50% due 05/15/2007                   375,000       343,125
Fairchild Semiconductor
  Corporation,
  10.125% due 03/15/2007                275,000       266,750
  10.375% due 10/01/2007                 65,000        63,862
Wesco Distribution,
  Incorporated, 9.125% due
  06/01/2008                             150,000       145,125
                                                    ----------
                                                     1,018,662

ELECTRIC UTILITIES - 1.79%
Baltimore Gas & Electric
  Company, 6.125% due
  07/01/2003                           1,000,000       992,750
Calpine Corporation,
  8.75% due 07/15/2007                   150,000       148,325
Cinergy Corporation,
  6.125% due 04/15/2004                2,000,000     1,943,658
Cleveland Electric
  Illuminating Company, 7.19%
  due 07/01/2000                       1,010,000     1,013,282
L-3 Communications
  Corporation, 8.00% due
  08/01/2008                             160,000       150,800
Northern States Power
  Company, 6.375% due
  04/01/2003                           1,000,000       998,200
Pacific Gas & Electric
  Company, 6.25% due
  08/01/2003                           1,000,000       986,780
                                                    ----------
                                                     6,233,795


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT          VALUE
                                       ------          -----
FINANCIAL SERVICES - 10.61%
AAG Holding, Incorporated,
  6.875% due 06/01/2008               $1,710,000    $1,555,416
Ahmanson H F & Company,
  7.875% due 09/01/2004                  525,000       545,207
Allstate Financing,
  7.83% due 12/01/2045                   565,000       555,994
American Financial Group,
  Incorporated, 7.125% due
  04/15/2009                             340,000       316,360
American General Finance
  Corporation, 6.54% due
  08/12/2002                           1,000,000       996,940
Amerus Capital,
  8.85% due 02/01/2027                 1,000,000       879,690
Amresco Commerce Mortgage,
  9.875% due 03/15/2005                  100,000        77,000
Amvescap PLC,
  6.60% due 05/15/2005                 2,000,000     1,946,200
Arcadia Financial, Ltd.,
  11.50% due 03/15/2007                   40,000        34,800
Associates Corporation of
  North America, 5.75% due
  11/01/2003                             610,000       593,335
BanPonce Financial
  Corporation,
  6.75% due 08/09/2001                 2,150,000     2,140,239
  6.80% due 12/21/2005                   260,000       251,542
Bear Stearns Capital Trust,
  Incorporated, 7.00% VR due
  01/15/2027                           1,000,000       990,896
Beneficial Corporation,
  8.40% due 05/15/2008                   350,000       380,447
CIGNA Corporation,
  7.875% due 05/15/2027                  790,000       796,043
Commercial Credit Group,
  Incorporated, 7.375% due
  04/15/2005                           1,000,000     1,031,920
Dime Capital Trust,
  9.33% due 05/06/2027                 1,350,000     1,404,270
Donaldson Lufkin & Jenrette,
  5.625% due 02/15/2016                1,000,000       989,670
Equitable Companies,
  Incorporated, 7.00% due
  04/01/2028                             770,000       719,249
Equitable Life Assured
  Society, 7.70% due
  12/01/2015                             680,000       703,440
Ford Credit Auto Owner Trust,
  5.81% due 03/15/2002                   600,000       599,436


                                       PRINCIPAL
                                        AMOUNT         VALUE
                                        ------         -----
FINANCIAL SERVICES - CONTINUED
General Electric Capital
  Corporation, 8.88% due
  06/18/2003                            $600,000      $651,144
Globalstar LP/Globalstar
  Capital, 10.75% due
  11/01/2004                             250,000       165,000
International Lease Finance
  Corporation, 6.00% due
  06/15/2003                             300,000       294,429
Iridium Operating LLC/Iridium
  Capital, 11.25% due
  07/15/2005                             300,000        58,500
Japan Finance Corporation,
   8.70% due 07/30/2001                1,500,000     1,571,220
   9.125% due 10/11/2000                 500,000       518,330
KFW International Finance,
  Incorporated, 9.125% due
  05/15/2001                           1,000,000     1,052,930
Liberty Mutual Insurance
  Company,
   8.20% due 05/04/2007                  550,000       585,574
   8.50% due 05/15/2025                  700,000       734,853
Lumbermans Mutual Casualty
  Company, 9.15% due
  07/01/2026                             675,000       731,821
MBNA America Bank National
  Association, 6.75% due
  03/15/2008                             700,000       667,628
Olympic Financial, Ltd.,
  11.50% due 03/15/2007                  100,000        88,000
Private Export Funding
  Corporation, 6.62% due
  10/01/2005                           2,000,000     2,003,880
RBF Finance,
  11.375% due 03/15/2009                 205,000       212,175
Rifkin Acquisitions
  Participation LP, 11.125%
  due 01/15/2006                          40,000        44,300
Southern Company Capital
  Trust I, 8.19% due
  02/01/2037                           1,000,000     1,007,170
Sun Canada Financial Company,
  6.625% due 12/15/2007                 650,000       638,098
  7.25% due 12/15/2015                1,500,000     1,503,870
Tembec Finance Corporation,
  9.875% due 09/30/2005                  100,000       104,000
Toyota Motor Credit
  Corporation, 5.625% due
  11/13/2003                           1,600,000     1,549,408
United States Bancorp,
  7.50% due 06/01/2026                 2,774,000     2,895,252


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
FINANCIAL SERVICES - CONTINUED
United States West Capital
  Funding, Incorporated,
  6.25% due 07/15/2005                $2,165,000    $2,098,470
Western Financial Savings,
  8.875% due 08/01/2007                  400,000       328,000
                                                    ----------
                                                    37,012,146

FOOD & BEVERAGES - 1.38%
Aurora Foods, Incorporated,
  9.875% due 02/15/2007                   50,000        51,750
B & G Foods Incications
  Corporation, 9.625% due
  08/01/2007                             200,000       188,250
Chiquita Brands
  International,
  Incorporated, 10.00% due
  06/15/2009                             175,000       174,562
Del Monte Foods Company,
  Step up to 12.50% due
  12/15/2007                             205,000       150,675
Nash Finch Company,
  8.50% due 05/01/2008                   250,000       225,000
Seagram, Joseph E & Sons,
  Incorporated,
   6.625% due 12/15/2005               1,000,000       968,920
   7.50% due 12/15/2018                1,480,000     1,431,841
Tricon Global Restaurants,
  Incorporated, 7.65% due
  05/15/2008                              75,000        74,017
Vlasic Foods International,
  Incorporated, 10.25% due
  07/01/2009                             250,000       246,250
Whitman Corporation,
  6.375% due 05/01/2009                1,360,000     1,286,410
                                                    ----------
                                                     4,797,675

FOREST PRODUCTS - 0.00%
Tembec Industries,
  Incorporated, 8.625% due
  06/30/2009                              10,000         9,950
                                                    ----------

GAS & PIPELINE UTILITIES - 0.63%
Kelley Oil & Gas Corporation,
  14.00% due 04/15/2003                  225,000       228,937
Sonat, Incorporated,
  6.875% due 06/01/2005                2,000,000     1,965,620
                                                     ---------
                                                     2,194,557

                                       PRINCIPAL
                                        AMOUNT        VALUE
                                        ------        -----
HOMEBUILDERS - 0.06%
Engle Homes, Incorporated,
  9.25% due 02/01/2008                   $90,000       $83,700
Standard Pacific Corporation
  8.50% due 06/15/2007                   115,000       115,000
                                                     ---------
                                                       198,700

HOUSEHOLD PRODUCTS - 0.35%
Procter & Gamble-ESOP, Series
  A, 9.36% due 01/01/2021              1,000,000     1,205,250
                                                     ---------

INDUSTRIAL MACHINERY - 0.01%
Numatics, Incorporated,
  9.625% due 04/01/2008                   25,000        20,250
                                                     ---------

INDUSTRIALS - 5.06%
Advanced Micro Devices,
  Incorporated, 11.00% due
  08/01/2003                             270,000       272,700
American Standard,
  Incorporated, 7.625% due
  02/15/2010                              70,000        65,800
AMSC Acquisition Company,
  Incorporated, Series B,
  12.25% due 04/01/2008                   75,000        57,375
Arco Chemical Company,
  9.80% due 02/01/2020                   120,000       114,816
Armco, Incorporated,
  8.875% due 12/01/2008                  150,000       153,375
Bayou Steel Corporation
  Louisiana Place, 9.50% due
  05/15/2008                              50,000        48,500
Cincinnati Milacron,
  Incorporated, 7.875% due
  05/15/2000                             870,000       871,151
Conoco, Incorporated,
   5.90% due 04/15/2004                1,000,000       975,780
   6.95% due 04/15/2029                1,100,000     1,029,842
Conseco, Incorporated,
  6.40% due 02/10/2003                 1,600,000     1,517,472
Disco SA,
  9.875% due 05/15/2008                  145,000       118,537
Dunlop Standard Aerospace
  Holdings PLC, 11.875% due
  05/15/2009                             225,000       226,125
Exodus Communications,
  Incorporated, 11.25% due
  07/01/2008                             200,000       210,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                       PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
INDUSTRIALS - CONTINUED
Falcon Building Products,
  Incorporated, Series B,
  Step up to 10.50% due
  06/15/2007                            $275,000      $184,250
  Step up to 9.285% due
  04/15/2003                             150,000       105,000
  8.375% due 04/15/2010                   75,000        74,063
Federal Mogul Corporation,
  7.50% due 01/15/2009                   270,000       249,167
Frontiervision Holdings LP,
  Step up to 11.875% due
  09/15/2001                             125,000       108,125
Gaylord Container
  Corporation, 9.375% due
  06/15/2007                             100,000        93,000
ICI North America,
  Incorporated, 8.875% due
  11/15/2006                             785,000       860,297
ICI Wilmington, Incorporated,
  6.95% due 09/15/2004                 2,735,000     2,748,183
Lin Holdings Corporation,
  Step up to 10.00% due
  03/01/2008                             600,000       396,000
Moog, Incorporated,
  10.00% due 05/01/2006                  150,000       156,000
Multicanal,
  13.125% due 04/15/2009                 325,000       301,437
Neenah Corporation,
  11.125% due 05/01/2007                 150,000       147,000
News America Holdings,
  Incorporated, 9.25% due
  02/01/2013                           2,645,000     2,973,324
Nortek, Incorporated,
   8.875% due 08/01/2008                  55,000        53,900
   9.25% due 03/15/2007                  100,000       100,000
Pindo Deli Finance Mauritius,
  Ltd., 10.75% due 10/01/2007            100,000        69,500
Purina Mills, Incorporated,
  9.00% due 03/15/2010                   200,000       150,000
Texas Petrochemicals
  Corporation, 11.125% due
  07/01/2006                             250,000       225,000
USA Networks, Incorporated,
  6.75% due 11/15/2005                 1,570,000     1,506,618
USA Waste Services,
  Incorporated, 1.00% due
  07/15/2001                           1,500,000     1,491,015
                                                    ----------
                                                    17,653,352

                                        PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
INSURANCE - 3.21%
Amerus Life Holdings,
  Incorporated, 6.95% due
  06/15/2005                            $715,000      $687,046
Cigna Corporation,
  7.40% due 05/15/2007                 1,300,000     1,317,407
Conseco, Incorporated,
  6.80% due 06/15/2005                 1,000,000       944,420
Florida Windstorm
  Underwriting, 7.125% due
  02/25/2019                           3,720,000     3,641,359
Jackson National Life
  Insurance Company, 8.15%
  due 03/15/2027                       1,000,000     1,064,480
Ohio National Life Insurance
  Company, 8.50% due
  05/15/2026                           1,150,000     1,228,212
Security Benefit Life
  Company, 8.75% due
  05/15/2016                           1,350,000     1,364,725
Zurich Reinsurance Centre
  Holdings, Incorporated,
  7.125% due 10/15/2023                1,000,000       955,360
                                                    ----------
                                                    11,203,009

LEISURE TIME - 0.53%
AMC Entertainment,
  Incorporated,
  9.50% due 03/15/2009 -
  02/01/2011                             425,000       405,000
Aztar Corporation,
  8.875% due 05/15/2007                  200,000       191,500
Hollywood Casino Corporation,
  11.25% due 05/01/2007                  250,000       251,875
Loews Cineplex Entertainment
  Corporation, 8.875% due
  08/01/2008                             200,000       191,000
Station Casinos,
  Incorporated, 8.875% due
  12/01/2008                             250,000       242,500
Time Warner Telecom LLC,
  9.75% due 07/15/2008                   225,000       230,625
True Temper Sports,
  Incorporated, 10.875% due
  12/01/2008                             400,000       336,000
                                                    ----------
                                                     1,848,500

METAL & METAL PRODUCTS - 0.05%
Consumers Packaging,
  Incorporated, 9.75% due
  02/01/2007                             140,000       136,850


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
METAL & METAL PRODUCTS - CONTINUED
Neenah Corporation
  11.125% due 05/01/2007                 $30,000       $29,400
                                                     ---------
                                                       166,250

NEWSPAPERS - 0.30%
News America Holdings,
  Incorporated, 8.50% due
  02/15/2005                           1,000,000     1,052,210
                                                     ---------

PAPER - 1.27%
American Pad & Paper Company,
  13.00% due 11/15/2005                   90,000        56,475
Boise Cascade Corporation,
  9.90% due 10/01/2001                 1,000,000     1,037,700
Boise Cascade Office Products
  Company, 7.05% due
  05/15/2005                           2,800,000     2,664,536
Doman Industries, Ltd.,
  12.00% due 07/01/2004                  200,000       193,000
Domtar, Incorporated,
  9.50% due 08/01/2016                    75,000        79,351
Grupo Industrial  Durango
  GIDUSA, 12.625% due
  08/01/2003                             120,000       114,000
Pacifica Papers,
  Incorporated, 10.00% due
  03/15/2009                             100,000       103,000
Repap New Brunswick,
  Incorporated, 10.625% due
  04/15/2005                             225,000       172,125
                                                     ---------
                                                     4,420,187

PETROLEUM SERVICES - 1.18%
Abraxas Petro/CN Abraxas,
  Series D, 11.50% due
  11/01/2004                             300,000       190,500
Newfield Exploration Company,

  7.45% due 10/15/2007                 1,045,000       983,261
Petroleos Mexicanos,
  8.85% due 09/15/2007                   250,000       225,000
Plains Resources,
  Incorporated, 10.25% due
  03/15/2006                             125,000       126,250
Ultramar Corporation,
  8.00% due 03/15/2005                 1,000,000     1,023,170
YPF Sociedad Anonima
  10.00% due 11/02/2028                1,400,000     1,565,153
                                                 --------------
                                                     4,113,334

                                        PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
PLASTICS - 0.03%
Packaging Corporation of
  America, 9.625% due
  04/01/2009                             $90,000       $91,350
                                                     ---------

PUBLISHING - 0.17%
Scholastic Corporation,
  7.00% due 12/15/2003                   300,000       299,172
Sullivan Graphics,
  Incorporated, 12.75% due
  08/01/2005                             300,000       309,000
                                                     ---------
                                                       608,172

RETAIL GROCERY - 0.02%
Stater Brothers Holdings,
  Incorporated, 9.00% due
  07/01/2004                              65,000        60,450
                                                     ---------

RETAIL TRADE - 0.14%
Duane Reade, Incorporated,
  9.25% due 02/15/2008                   350,000       363,125
Guitar Center Management
  Company, Incorporated,
  11.00% due 07/01/2006                  137,000       139,055
                                                     ---------
                                                       502,180

SANITARY SERVICES - 0.03%
Allied Waste North America,
  Incorporated, 7.625% due
  01/01/2006                             105,000        97,388
                                                     ---------

SOFTWARE - 0.20%
Psinet, Incorporated,
  10.00% due 02/15/2005                  250,000       248,750
  11.50% due 11/01/2008                   75,000        79,125
Verio, Incorporated,
  10.375% due 04/01/2005                 190,000       191,900
  11.25% due 12/01/2008                  175,000       183,312
                                                     ---------
                                                       703,087

STEEL - 0.12%
Acindar Industria, Argentina,
  11.25% due 02/15/2004                   75,000        53,250
Alaska Steel Corporation,
  7.875% due 02/15/2009                   80,000        76,800
  9.125% due 12/15/2006                   75,000        76,875
CSN Iron SA,
  9.125% due 06/01/2007                  140,000       107,800
Weirton Steel Corporation,
  11.375% due 07/01/2004                 115,000       112,700
                                                     ---------
                                                       427,425


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                        PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
TELECOMMUNICATIONS SERVICES - 1.52%
American Media Operations,
  Incorporated, 10.25% due
  05/01/2009                            $100,000      $100,750
BTI Telecom Corporation,
  10.50% due 09/15/2007                  205,000       176,300
Covad Communications Group,
  Incorporated, 12.50% due
  02/15/2009                             150,000       142,500
Crown Castle International
  Corporation, Step up to
  10.625% due 11/30/2002                 175,000       121,625
Echostar DBS Corporation,
  9.375% due 02/01/2009                  500,000       510,000
Frontiervision LP/Capital,
  Series B, Step up to
  11.875% due 09/15/2007                  90,000        76,725
GCI, Incorporated,
  9.75% due 08/01/2007                   450,000       450,000
GST Telecommunications,
  Incorporated, 12.75% due
  11/15/2007                             210,000       222,600
Innova S de R. L.,
  12.875% due 04/01/2007                 200,000       160,000
ITC Deltacom, Incorporated,
  9.75% due 11/15/2008                    55,000        56,375
KMC Telecom Holdings,
  Incorporated, Step up to
  12.50% due 02/15/2008                  500,000       275,000
NTL Communications
  Corporation, Series B, Step
  up to 12.375% due 10/01/2008           425,000       290,063
Rogers Cantel, Incorporated,
  9.375% due 06/01/2008                  100,000       103,500
RSL Communications PLC,
  12.00% due 11/01/2008                  250,000       263,125
Satelites Mexicanos SA De CV,
  10.125% due 11/01/2004                 225,000       178,875
Tele-Communications,
  Incorporated,
   9.25% due 04/15/2002                1,500,000     1,613,970
   9.65% due 10/01/2003                  533,000       569,766
                                                     ---------
                                                     5,311,174

TELEPHONE - 3.07%
Alestra SA,
  12.125% due 05/15/2006                 250,000       238,438
Allbritton Communications
  Company, 8.875% due
  02/01/2008                             275,000       264,688
Bellsouth Savings, ESOT
  9.19% due 07/01/2003                   542,816       581,964


                                        PRINCIPAL
                                         AMOUNT       VALUE
                                         ------       -----
TELEPHONE - CONTINUED
Benedek Communications
  Corporation, Step up to
  13.25% due 05/15/2001                 $185,000      $154,475
Bresnan Communications Group,
  Step up to 9.25% due
  02/01/2009                             125,000        81,250
Charter Communications
  Holdings, 8.625% due
  04/01/2009                             350,000       335,125
Comcast Cable Communications,
  8.50% due 05/01/2027                 1,100,000     1,208,702
Compania De
  Telocomunicaciones, 7.625%
  due 07/15/2006                       1,000,000       945,010
  8.375% due 01/01/2006                1,000,000       980,410
E Spire Communications Insurance,
  Step up to 10.625%
  due 07/01/2008                         175,000        63,000
  Step up to 12.75% due
  04/01/2006                              200,00       104,000
Emmis Communications
  Corporation, 8.125% due
  03/15/2009                              95,000        90,369
GTE Corporation,
  8.75% due 11/01/2021                 1,000,000     1,147,520
Hyperion Telecommunications,
  Incorporated, Series B,
  12.25% due 09/01/2004                   75,000        78,750
  Step up to 13.00% due
  04/15/2003                             175,000       144,375
Intermedia Communications,
  Incorporated,
  8.60% due 06/01/2008                    80,000        73,600
  8.875% due 11/01/2007                  350,000       327,250
  Step up to 12.25% due
  03/01/2009                             165,000        91,575
IXC Communications,
  Incorporated, 9.00% due
  04/15/2008                             200,000       191,500
McLeodUSA, Incorporated,
  9.50% due 11/01/2008                   150,000       150,000
MGC Communications,
  Incorporated, 13.00% due
  10/01/2004                              50,000        45,500


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
TELEPHONE - CONTINUED
MobileMedia Communications,
  Incorporated, 9.375% due
  11/01/2007 #
                                        $250,000       $21,250
NEXTEL Communications,
  Incorporated, Step up to
  9.75% due 10/31/2007                   925,000       645,187
Nextlink Communications,
  Incorporated, Step up to
  9.45% due 04/15/2008                   400,000       240,000
Paging Network, Incorporated,
  10.125% due 08/01/2007                 250,000       182,500
Price Communications
  Wireless, Incorporated,
  9.125% due 12/15/2006                  150,000       151,500
Qwest Communications
  International,
  Incorporated, 7.50% due                105,000       104,987
  11/01/2008
Telecommunications
  Techniques, 9.75% due
  05/15/2008                             225,000       227,250
Viatel, Incorporated,
  11.25% due 04/15/2008                  225,000       228,375
World Common, Incorporated,
  7.55% due 04/01/2004                 1,575,000     1,630,141
                                                    ----------
                                                    10,728,691

TRANSPORTATION - 0.31%
Iron Mountain, Incorporated,
  8.75% due 09/30/2009                   220,000       217,250
Johnstown America Industry,
  Incorporated, 11.75% due
  08/15/2005                             100,000       106,000
K & F Industry, Incorporated,
  9.25% due 10/15/2007                   175,000       172,375
Southern Railway Company,
  8.75% due 10/15/2003                   470,000       503,111
Westinghouse Air Brake
  Company, 9.375% due
  06/15/2005                              85,000        86,275
                                                    ----------
                                                     1,085,011

TOTAL CORPORATE BONDS
(Cost: $165,597,019)                              $161,123,587
                                                  ------------

MUNICIPAL BONDS - 3.45%
ALABAMA - 0.28%
Huntsville, Alabama Solid
  Waste Disposal, 5.95% due
  10/01/2003                          $1,000,000      $980,090
                                                    ----------

ARIZONA - 0.28%
Phoenix Arizona, Civic
  Improvement Corporation,
  6.30% due 07/01/2008                 1,010,000       968,550
                                                    ----------

CALIFORNIA - 1.44%
Los Angeles County,
  California Pension
  Obligations, 8.62% due
  06/30/2006                           1,500,000     1,665,915
Orange County, California
  Pension Obligations, 7.36%
  due 09/01/2010                       2,000,000     2,059,560
Southern California Public
  Power Authority Project,
  6.93% due 05/15/2017                 1,300,000     1,313,156
                                                    ----------
                                                     5,038,631

FLORIDA - 0.33%
Miami Beach, Florida
  Redevelopment Agency Tax,
  8.95% due 12/01/2022                 1,000,000     1,147,780
                                                    ----------

MARYLAND - 0.20%
Baltimore Maryland,
  6.375% due 10/15/2002                  705,000       711,063
                                                    ----------

MICHIGAN - 0.37%
Detroit Michigan, Downtown
  Development Authority,
  6.20% due 07/01/2008                 1,335,000     1,278,262
                                                    ----------

PENNSYLVANIA - 0.55%
Philidelphia, Pennsylvania
  Authority, 5.59% due
  04/15/2005                           2,000,000     1,923,340
                                                    ----------

TOTAL MUNICIPAL BONDS
(Cost: $12,614,480)                                $12,047,716
                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.44%
Asset Securitization
  Corporation, 6.66% due
  02/14/2041                          $2,110,000    $2,083,098
Chase Commercial Mortgage
  Securitiess Corporation,
  6.39% due 11/18/2008                 2,500,000     2,406,875
Credit Suisse First Boston,
  6.52% due 07/17/2007                   530,000       517,810
                                                    ----------
                                                     5,007,783

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $5,188,651)                                  $5,007,783
                                                    ----------

ASSET BACKED SECURITIES - 2.61%
AESOP Funding II LLC, Series
  1998-1, Class A, 6.14% due
  05/20/2006                             600,000       588,108
  6.22% due 10/20/2001                 1,600,000     1,609,056
  6.40% due 10/20/2003                 1,000,000     1,000,000
American Express Master
  Trust, 6.60% due 05/15/2000          1,500,000     1,500,465
Carco Auto Loan Master Trust,
  Series 1997 1, Class A,
  6.689% due 08/15/2004                1,000,000     1,001,790
Discover Card Master Trust 1,
  Series 97 2, Class A,
  6.792% due 04/16/2010                1,000,000     1,003,150
First Union-Lehman Brothers
  Commercial, 6.60% due
  05/18/2007                           1,950,000     1,915,076
Green Tree Financial
  Corporation, 6.05% due
  08/01/2008                             500,000       500,720
                                                    ----------
                                                     9,118,365

TOTAL ASSET BACKED SECURITIES
(Cost: $9,172,632)                                  $9,118,365
                                                    ----------

PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 14.12%
$49,272,580    Navigator Securities Lending
               Trust, 4.97%                        $49,272,580
                                                   -----------

PRINCIPAL
AMOUNT                                                 VALUE
------                                                 -----
REPURCHASE AGREEMENTS - 2.54%
  $8,847,000   Repurchase Agreement with Paine
               Webber dated 06/30/1999 at 4.85%,
               to be repurchased at $8,848,192
               on 07/01/1999, collateralized by
               $8,585,000 U.S. Treasury Notes,
               6.875% due 05/15/2006 (valued at
               $9,058,514, including interest)
                                                     $8,847,000
                                                     ----------

TOTAL INVESTMENTS   (INVESTMENT QUALITY
BOND TRUST)  (Cost: $358,874,592)                  $348,942,632
                                                   =============

DIVERSIFIED BOND TRUST

                                           SHARES          VALUE
                                           ------          -----
COMMON STOCKS - 0.12%
BANKING - 0.00%
Bank Of Ireland *                              1           $13
Standard Chartered PLC *                      66         1,075
                                                       -------
                                                         1,088

INDUSTRIAL MACHINERY - 0.00%
BBA Group PLC *                               59           452
                                                       -------

TELEPHONE - 0.12%
American Telephone &
  Telegraph Corporation *                  4,872       271,918
Telefonica SA *                              105         5,069
                                                       -------
                                                       276,987

TOTAL COMMON STOCKS
(Cost: $208,686)                                      $278,527
                                                      --------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. TREASURY OBLIGATIONS
- 48.96%
U.S. TREASURY BONDS - 4.98%
5.50% due 08/15/2028                  $5,500,000    $5,035,910
7.875% due 02/15/2021                  5,250,000     6,231,908
                                                    ----------
                                                    11,267,818

U.S. TREASURY NOTES - 43.98%
5.25% due 08/15/2003                   4,500,000     4,423,365
5.625% due 02/15/2006 -
  05/15/2008                           6,250,000     6,150,780
6.25% due 02/15/2003 -
  02/15/2007                          40,250,000    40,983,632
6.875% due 05/15/2006                 11,000,000    11,580,910
7.25% due 05/15/2004                  24,500,000    26,015,815


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. TREASURY NOTES - CONTINUED
7.50% due 11/15/2001                 $10,000,000   $10,417,200
                                                   -----------
                                                    99,571,702

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $113,860,857)                              $110,839,520
                                                  ------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 23.99%
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 14.02%
5.125% due 02/13/2004                  3,500,000     3,355,625
6.00% due 04/01/2014 -
  05/01/2029                           8,471,980     8,097,168
6.50% due 04/01/2029 -
  06/01/2029                          18,979,772    18,309,406
7.50% due 10/01/2010                   1,946,615     1,981,284
                                                   -----------
                                                    31,743,483

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 9.97%
6.00% due 05/15/2029 -
  06/15/2029                           4,596,266     4,294,613
6.50% due 05/15/2029 -
  12/15/2099                           7,493,594     7,205,700
7.00% due 04/15/2029                   2,597,862     2,562,947
8.00% due 10/15/2026 -
  05/15/2029                           8,258,266     8,493,048
                                                   -----------
                                                    22,556,308

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $55,846,824)                                $54,299,791
                                                   -----------

CORPORATE BONDS - 16.81%
AUTO SERVICES - 0.67%
Hertz Corporation,
  7.375% due 06/15/2001               $1,500,000    $1,521,586

BANKING - 0.35%
Banc One Corporation,
  8.00% due 04/29/2027                   750,000       783,345
                                                   -----------

BROADCASTING - 0.31%
Spectrasite Holdings,
  Incorporated, Step up to
  11.25% due 04/15/2009                1,250,000       700,000
                                                   -----------

BUSINESS SERVICES - 0.84%
Williams Holdings,
  Incorporated, 6.50% due
  12/01/2008                           2,000,000     1,895,500
                                                   -----------

DRUGS & HEALTH CARE - 0.64%
McKesson Corporation,
  6.30% due 03/01/2005                $1,500,000    $1,442,229
                                                   -----------

ELECTRIC UTILITIES - 0.31%
Carolina Power & Light
  Company, 5.95% due
  03/01/2009                             750,000       698,370
                                                   -----------

FINANCIAL SERVICES - 5.09%
Associates Corporation of
  North America,
  5.75% due 11/01/2003                 2,000,000     1,945,360
  6.25% due 11/01/2008                   750,000       715,695
Bankamerica Corporation,
  5.875% due 02/15/2009                  750,000       688,568
Ford Motor Credit Company,
  5.80% due 01/12/2009                 2,750,000     2,513,225
Household Financial
  Corporation, 6.40% due
  06/17/2008                           3,000,000     2,850,690
Lehman Brothers Holdings,
  Incorporated, 6.625% due
  02/05/2006                             750,000       730,275
United States West Capital
  Funding, Incorporated,
   6.25% due 07/15/2005                  500,000       484,635
   6.375% due 07/15/2008                 750,000       712,477
   6.50% due 11/15/2018                1,000,000       885,030
                                                   -----------
                                                    11,525,955

FOOD & BEVERAGES - 0.34%
Delta Beverage Group,
  Incorporated, 9.75% due
  12/15/2003                             750,000       772,500
                                                   -----------

HOUSEHOLD APPLIANCES - 0.34%
Philips Electronics NV,
  7.20% due 06/01/2026                   750,000       768,998
                                                   -----------

INDUSTRIALS - 5.16%
CBS, Incorporated,
  7.15% due 05/20/2005                 1,500,000     1,496,250
Columbia Gas Systems,
  Incorporated, 6.39% due
  11/28/2000                             957,000       958,043
Cox Radio, Incorporated,
  6.375% due 05/15/2005                1,000,000       954,520
Crown Castle International
  Corporation, Step up to
  10.375% due 05/15/2011               3,250,000     1,885,000
Fox/Liberty Networks LLC,
  Step up to 9.75% due
  08/15/2007                           1,350,000     1,053,000


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
INDUSTRIALS - CONTINUED
Freeport McMoran Copper &
  Gold, 7.20% due 11/15/2026
                                        $500,000      $311,670
Home Products International,
  Incorporated, 9.625% due
  05/15/2008                             750,000       682,500
McDermott, Incorporated,
  9.375% due 03/15/2002                1,000,000     1,041,410
Nabisco, Incorporated,
  7.55% due 06/15/2015                 2,000,000     1,966,040
Paracelsus Healthcare
  Corporation, 10.00% due
  08/15/2006                             500,000       390,000
United Defense Industries,
  Incorporated, 8.75% due
  11/15/2007                             250,000       243,125
Ziff Davis, Incorporated
  8.50% due 05/01/2008                   750,000       708,750
                                                    ----------
                                                    11,690,308

PAPER - 1.21%
Fletcher Challenge Capital,
  Incorporated, 7.875% due
  03/24/2017                           2,000,000     2,001,710
Fort James Corporation,
  6.875% due 09/15/2007                  750,000       738,367
                                                    ----------
                                                     2,740,077

TELECOMMUNICATIONS SERVICES
- 0.37%
Nextel Communication,
  Incorporated, 12.00% due
  11/01/2008                             750,000       847,500
                                                    ----------

TELEPHONE - 0.86%
Cable & Wireless
  Communication, 6.75% due
  03/06/2008                           2,000,000     1,934,860
                                                    ----------

TRANSPORTATION - 0.32%
Canadian National Railway
  Company, 6.45% due
  07/15/2006                             750,000       728,768
                                                    ----------

TOTAL CORPORATE BONDS
(Cost: $39,182,486)                                $38,049,996
                                                   -----------

ASSET BACKED SECURITIES - 2.14%
Citibank Credit Card Master
  Trust I, 5.50% due
  02/15/2006                           1,500,000     1,441,395

ASSET BACKED SECURITIES
- CONTINUED
Government Lease Trust,
  6.18% due 05/18/2005                $2,000,000    $1,957,800
Sears Credit Account Master
  Trust II, 5.65% due
  03/15/2009                           1,500,000     1,448,895
                                                    ----------
                                                     4,848,090

TOTAL ASSET BACKED SECURITIES
(Cost: $4,979,674)                                  $4,848,090
                                                    ----------

PRINCIPAL
AMOUNT                                                  VALUE
------                                                  -----
REPURCHASE AGREEMENTS - 7.98%
$18,054,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.00%, to be
               repurchased at $18,056,006 on
               07/01/1999, collateralized by
               $14,200,000 U.S. Treasury Bonds,
               8.875% due 08/15/2017 (valued at
               $18,417,457, including interest        $18,054,000
                                                      -----------

TOTAL INVESTMENTS   (DIVERSIFIED BOND
TRUST)  (Cost: $232,132,529)                         $226,369,924
                                                     ============

US GOVERNMENT SECURITIES TRUST

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. TREASURY OBLIGATIONS
- 10.17%
U.S. TREASURY BONDS - 2.38%
5.25% due 02/15/2029 ***             $11,500,000   $10,332,060
6.375% due 08/15/2027 ***              2,100,000     2,151,849
6.625% due 02/15/2027 ***                500,000       528,045
                                                   -----------
                                                    13,011,954

U.S. TREASURY NOTES - 7.79%
4.75% due 02/15/2004 -
  11/15/2008 ***                      27,750,000    25,979,196
5.25% due 05/31/2001 ***              16,800,000    16,721,208
                                                   -----------
                                                    42,700,404

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $56,414,905)                                $55,712,358
                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. GOVERNMENT AGENCY OBLIGATIONS
- 61.92%
FEDERAL HOME LOAN BANK - 2.06%
5.94% due 06/13/2000 ***              $3,300,000    $3,312,903
5.80% due 09/02/2008 ***               8,350,000     7,955,963
                                                   -----------
                                                    11,268,866

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 17.33%
6.00% TBA**                           10,500,000     9,873,255
6.00% due 10/01/2010 -
  11/01/2028 ***                      17,643,489    16,662,263
6.247% due 03/17/2021 ***             11,000,000    10,825,430
6.50% TBA**                           17,500,000    16,936,675
6.50% due 07/01/2006 -
  12/01/2010                           2,704,322     2,684,535
7.00% due 12/01/2004 -
  04/15/2021 ***                      24,976,983    25,119,946
7.50% due 05/01/2007                   2,114,359     2,157,957
8.25% due 07/01/2006                      85,756        87,823
9.00% due 10/01/2017 -
  11/01/2020 ***                       4,910,878     5,146,852
9.50% due 08/01/2020                   1,344,977     1,432,804
10.00% due 05/01/2005                    525,403       543,241
10.50% due 06/01/2020 ***              2,706,680     2,916,421
11.75% due 07/01/2006 -
  12/01/2013                              95,167       104,087
12.00% due 07/01/2020                    389,119       438,833
                                                   -----------
                                                    94,930,122

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 34.42%
6.00% TBA**                            1,200,000     1,130,616
6.00% due 12/01/2028                   7,982,941     7,528,871
6.50% TBA**                           35,300,000    34,141,454
6.50% due 12/01/2003 -
  06/01/2029                          24,802,754    24,035,128
6.527% due 05/25/2030                  9,500,000     9,344,580
6.73% due 12/28/2028                   9,397,555     9,572,590
6.78% due 01/17/2003                   1,616,325     1,631,227
7.00% TBA**                           59,000,000    58,464,870
7.00% due 07/01/2022 -
  03/01/2029                          22,296,225    22,097,385
8.00% TBA**                            2,000,000     2,057,500
8.00% due 08/01/2004 -
  10/01/2024                              10,130        10,322
8.25% due 09/01/2008                     140,076       145,424
8.50% due 02/01/2009                      32,644        34,258
8.75% due 08/01/2009 -
  10/01/2011                           1,362,675     1,427,995
9.00% due 05/01/2021 -
  05/01/2027                             622,872       659,201
10.00% due 04/01/2016 -
  09/01/2020                           6,650,135     7,150,606
10.50% due 03/01/2016                      4,212         4,307

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - CONTINUED
11.50% due 09/15/2013 -
  09/01/2019                          $1,212,272    $1,344,821
11.75% due 12/01/2015                     57,478        64,401
12.00% due 01/01/2013 -
  04/20/2016                           3,030,785     3,416,529
12.50% due 01/01/2013 -
  09/20/2015                           1,730,069     1,981,962
13.00% due 11/15/2015                  1,051,364     1,230,753
13.50% due 11/15/2014                    498,579       588,634
14.50% due 11/15/2014                    390,608       462,138
                                                   -----------
                                                   188,525,572

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 7.32%
7.50% TBA **                          20,000,000    20,231,200
7.50% due 02/15/2007 -
  12/15/2027                          15,893,673    16,078,452
8.00% due 10/15/2005                       7,088         7,278
9.00% due 02/20/2016 -
  10/20/2017                           3,412,526     3,624,161
9.50% due 09/15/2020                     149,119       160,040
11.00% due 09/15/2015                      9,933        10,928
                                                   -----------
                                                    40,112,059

STUDENT LOAN MARKETING
ASSOCIATION - 0.79%
7.50% due 03/08/2000 ***               4,300,000     4,355,083
                                                   -----------

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $346,675,651)                              $339,191,702
                                                   -----------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.12%
Vendee Mortgage Trust, Series
  1995-3, Class 1B, REMIC,
  7.25% due 10/15/2010
                                         639,983       638,979
                                                   -----------

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost: $646,083)                                   $   638,979
                                                   -----------

PRINCIPAL
AMOUNT                                               VALUE
------                                               -----
SHORT TERM INVESTMENTS - 16.46%
$19,550,000    Consolidated Coal Company,
                 5.25% due 07/12/1999              $19,518,639
  12,075,000   Conoco, Incorporated,
                 5.20% due 07/12/1999               12,055,814
  19,550,000   Englehard Corporation,
                 5.25% due 07/12/1999               19,518,638

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                VALUE
 ------                                                -----
SHORT TERM INVESTMENTS - CONTINUED
 $19,550,000   Imperial Tobacco Finance PLC,
                 5.30% due 07/06/1999               $19,535,609
  19,550,000   TRW, Incorporated,
                 6.00% due 07/01/1999                19,550,000
                                                    -----------
                                                    $90,178,700

REPURCHASE AGREEMENTS - 11.33% ***
$62,062,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.70%, to be
               repurchased at $62,070,103 on
               07/01/1999, collateralized by
               $52,620,000 U.S. Treasury Bonds,
               7.875% due 02/15/2021 (valued at
               $63,308,069, including interest      $62,062,000
                                                    -----------

TOTAL INVESTMENTS   (U.S. GOVERNMENT
SECURITIES TRUST)  (Cost: $555,977,339)
                                                   $547,783,739
                                                   ============

MONEY MARKET TRUST

                                      PRINCIPAL
                                        AMOUNT          VALUE
                                        ------          -----
U.S. GOVERNMENT AGENCY
OBLIGATIONS - 37.68%
FEDERAL HOME LOAN BANK - 3.97%
4.73% due 07/07/1999                 $15,000,000   $14,988,175
5.289% due 07/07/1999                 15,000,000    15,000,000
                                                   -----------
                                                    29,988,175

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 6.60%
4.72% due 08/06/1999                  30,000,000    29,894,925
4.75% due 07/22/1999                  20,000,000    19,945,539
                                                   -----------
                                                    49,840,464

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 18.50%
4.69% due 07/13/1999                  20,000,000    19,968,566
4.70% due 07/12/1999                  20,000,000    19,971,278
4.98% due 07/20/1999                 100,000,000    99,797,169
                                                   -----------
                                                   139,737,013

STUDENT LOAN MARKETING
ASSOCIATION - 8.61%
5.109% due 07/06/1999                 30,000,000    29,995,130
5.159% due 07/06/1999                 15,000,000    15,000,000
5.169% due 07/06/1999                 20,000,000    20,000,000
                                                   -----------
                                                    64,995,130

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS
(Cost: $284,560,782)                              $284,560,782
                                                  ------------

FOREIGN BONDS - 6.61%
CANADA - 6.61%
Export Development
  Corporation Her Majesty in
  Right of Canada, 4.80% due
  07/02/1999                         $30,000,000   $29,995,950
Government of Canada
  4.75% due 07/16/1999                20,000,000    19,960,417
                                                   -----------
                                                    49,956,367

TOTAL FOREIGN BONDS
(Cost: $49,956,367)                                $49,956,367
                                                   -----------

COMMERCIAL PAPER - 45.58%
AUTO SERVICES - 2.64%
PACCAR Financial Corporation,
  5.06% due 07/16/1999                20,000,000    19,957,833
                                                   -----------

BANKING - 3.29%
Bank of Montreal,
  4.99% due 08/20/1999                15,000,000    14,896,041
  4.79% due 07/12/1999                10,000,000     9,985,364
                                                   -----------
                                                    24,881,405

BUSINESS SERVICES - 2.65%
United Parcel Service of
  America, Incorporated,
  4.85% due 07/06/1999                20,000,000    19,986,528
                                                   -----------

CRUDE PETROLEUM & NATURAL GAS
- 7.27%
BP America, Incorporated,
  4.78% due 07/12/1999                25,000,000    24,963,486
Koch Industries, Incorporated,
   4.75% due 07/20/1999               10,000,000     9,974,931
   4.80% due 07/02/1999               20,000,000    19,997,333
                                                   -----------
                                                    54,935,750

DRUGS & HEALTH CARE - 2.64%
Pfizer, Incorporated,
  4.95% due 07/20/1999                20,000,000    19,947,750
                                                   -----------

ELECTRICAL EQUIPMENT - 0.40%
General Electric Capital
  Corporation, 4.84% due
  08/05/1999                           3,000,000     2,985,883
                                                   -----------

ELECTRIC UTILITIES - 3.31%
Emerson Electric Company,
  4.87% due 07/08/1999                25,000,000    24,976,326
                                                   -----------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                     PRINCIPAL
                                       AMOUNT          VALUE
                                       ------          -----
FINANCIAL SERVICES - 9.11%
Goldman Sachs Group LP,
  5.07% due 07/19/1999               $20,000,000   $19,949,300
J.P. Morgan & Company,
  Incorporated
     4.80% due 07/12/1999             15,000,000    14,978,000
   5.00% due 08/16/1999               12,000,000    11,923,333
Unilever Capital Corporation,
  4.93% due 07/19/1999                22,000,000    21,945,771
                                                   -----------
                                                    68,796,404

FOOD & BEVERAGES - 3.57%
H.J. Heinz Company,
  4.78% due 07/14/1999                15,000,000    14,974,109
Sara Lee Corporation,
  5.05% due 07/06/1999                12,000,000    11,991,583
                                                   -----------
                                                    26,965,692

LEISURE TIME - 4.09%
The Walt Disney Company,
   4.72% due 07/23/1999               19,000,000    18,944,035
   4.92% due 07/16/1999               12,000,000    11,975,399
                                                   -----------
                                                    30,919,434

LIQUOR - 3.31%
Anheuser-Busch, Incorporated,
  5.03% due 07/09/1999                25,000,000    24,972,056

TELECOMMUNICATIONS SERVICES
- 3.30%
Bellsouth Telecommunication,
  Incorporated, 4.72% due
  07/23/1999                          25,000,000    24,924,528
                                                   -----------

TOTAL COMMERCIAL PAPER
(Cost: $344,249,589)                              $344,249,589
                                                  ------------

PRINCIPAL
AMOUNT                                                VALUE
------                                                -----
REPURCHASE AGREEMENTS - 10.13%
$76,469,000    Repurchase Agreement with State
               Street Bank & Trust Company dated
               06/30/1999 at 4.70% to be
               repurchased at $76,478,983 on
               07/01/1999, collateralized by
               $49,275,000 U.S. Treasury Notes,
               6.25% due 02/15/2003 (valued at
               $51,000,955 including interest),
               and $24,970,000 U.S. Treasury
               Notes, 7.00% due 07/15/2006
               (valued at $26,998,813 including
               interest).                           ------------
                                                    $ 76,469,000

TOTAL INVESTMENTS   (MONEY MARKET TRUST)
(Cost: $755,235,738)                                $755,235,738
                                                    ============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                         SHARES         VALUE
                                         ------         -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
    Aggressive Growth Trust              219,853    $2,853,695
    Blue Chip Growth Trust               107,764     2,138,038
    Emerging Small Company Trust         144,172     3,592,756
    Equity-Income Trust                  421,176     7,804,387
    Growth Trust                         254,819     5,730,869
    Growth & Income Trust                 92,134     2,855,226
    International Stock Trust            529,752     7,013,914
    International Value Trust            567,836     7,041,164
    Mid Cap Stock Trust                  813,008    10,715,442
    Overseas Trust                       644,399     7,719,900
    Quantitative Equity Trust            139,149     3,558,040
    Small Company Value Trust            306,978     3,554,811
    U.S. Large Cap Value Trust           502,927     6,392,207
                                                    ----------

TOTAL INVESTMENTS   (LIFESTYLE
AGGRESSIVE 1000 TRUST)
(Cost: $68,472,521)
                                                   $70,970,449
                                                   ===========

LIFESTYLE GROWTH 820 TRUST

                                         SHARES          VALUE
                                         ------          -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
    Emerging Small Company Trust         695,815   $17,339,703
    Equity-Income Trust                  739,171    13,696,830
    Growth Trust                       1,383,558    31,116,228
    Growth & Income Trust                666,997    20,670,245
    High Yield Trust                   1,010,512    13,591,381
    International Stock Trust          1,789,717    23,695,857


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------

                                         SHARES         VALUE
                                         ------         -----
INVESTMENT COMPANIES - CONTINUED
    International Value Trust          1,918,380    $23,787,916
    Mid Cap Blend Trust                  850,324      7,117,021
    Mid Cap Stock Trust                2,877,465     37,924,987
    Overseas Trust                     2,544,594     30,484,242
    Quantitative Equity Trust            671,574     17,172,151
    Small Company Value Trust          1,185,255     13,725,254
    Strategic Bond Trust               1,556,327     16,995,090
    Total Return Trust                 3,585,878     44,357,316
    U.S. Large Cap Value Trust         1,618,184     20,567,120
                                                    -----------

TOTAL INVESTMENTS   (LIFESTYLE GROWTH 820
TRUST)  (Cost: $331,163,041)                       $342,241,341
                                                   ============

LIFESTYLE BALANCED 640 TRUST

                                         SHARES          VALUE
                                         ------          -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
    Blue Chip Growth Trust             2,007,202    $9,822,896
    Emerging Small Company Trust         732,362    18,250,453
    Equity-Income Trust                  388,997     7,208,121
    Growth & Income Trust              1,170,051    36,259,879
    High Yield Trust                   2,658,969    35,763,135
    International Small Cap Trust        869,384    14,327,451
    International Stock Trust          1,076,412    14,251,690
    Inernational Value Trust           1,442,244    17,883,823
    Quantitative Equity Trust            706,848    18,074,101
    Real Estate Securities Trust       1,497,273    21,470,891
    Strategic Bond Trust               1,638,071    17,887,739
    Total Return Trust                 5,806,497    71,826,366
    U.S. Government Securities Trust   1,909,623    25,111,546
    U.S. Large Cap Value Trust         1,703,178    21,647,386
                                                    ----------

TOTAL INVESTMENTS
(LIFESTYLE BALANCED
640 TRUST)  (Cost: $356,135,087)                   $359,785,477
                                                   ============

LIFESTYLE MODERATE 460 TRUST

                                         SHARES         VALUE
                                         ------         -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
    Diversified Bond Trust             2,877,075     $30,928,561
    Growth & Income Trust                251,933       7,807,393
    High Yield Trust                     572,523       7,700,435
    International Small Cap Trust        280,791       4,627,430
    International Stock Trust            347,656       4,602,961
    International Value Trust            372,649       4,620,844
    Mid Cap Stock Trust                  592,828       7,813,478
    Quantitative Equity Trust            365,272       9,340,015
    Real Estate Securities Trust         644,779       9,246,124
    Strategic Bond Trust               1,551,905      16,946,803
    Total Return Trust                   875,169      10,825,842
    U.S. Government Securities Trust   2,349,575      30,896,911
    U.S. Large Cap Value Trust           733,448       9,322,129
                                                      ----------

TOTAL INVESTMENTS   (LIFESTYLE MODERATE
460 TRUST)  (Cost: $155,621,129)
                                                    $154,678,926
                                                    ============


LIFESTYLE CONSERVATIVE 280 TRUST

                                         SHARES          VALUE
                                         ------          -----
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
   Blue Chip Growth Trust                146,908     $2,914,651
   Diversified Bond Trust              1,255,061     13,491,903
   High Yield Trust                      499,501      6,718,290
   International Stock Trust             361,088      4,780,810
   Money Market Trust                  1,916,657     19,166,570
   Real Estate Securities Trust          334,846      4,801,688
   Total Return Trust                  1,558,258     19,275,649
   U.S. Government Securities Trust    1,464,215     19,254,423
   U.S. Large Cap Value Trust            457,072      5,809,391
                                                    -----------

TOTAL INVESTMENTS   (LIFESTYLE
CONSERVATIVE 280 TRUST)  (Cost:
$97,175,045)                                        $96,213,375
                                                    ===========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 1999  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
-------------------------------------------------------------------------------
Key to Currency Abbreviations
AUD - Australian Dollar
CAD - Canadian Dollar
CZK - Czech Koruna
DKK - Danish Krone
EUR - European Currency
FIM - Finnish Markka
FRF - French Franc
DEM - German Deustche Mark
GBP - Great British Pound
GRD - Greek Drachma
HKD - Hong Kong Dollar
ITL - Italian Lira
JPY - Japanese Yen
NLG - Netherland Guilder
NZD - New Zealand Dollar
NOK - Norwegian Krone
PLZ - Polish Zloty
SGD - Singapore Dollar
ZAR - South African Rand
SEK - Swedish Krona
CHF - Swiss Franc
THB - Thailand Baht

Key to Security Abbreviations and Legend
ADR     -  American Depositary Receipts
ADS     -  American Depositary Shares
FRN     -  Floating Rate Note (Rate effective
           as of June 30, 1999).
GDR     -  Global Depositary Receipts
GTD     -  Guaranteed
IO      -  Interest Only (Carries notional principal amount)
REIT    -  Real Estate Investment Trust
REMIC   -  Real Estate Mortgage Investment Conduit
SBI     -  Shares Beneficial Interest
SPDR    -  Standard & Poor's Depositary Receipts
TBA     -  To Be Announced VR - Variable Rate Demand Note (Rate effective as of June 30, 1999)
#       -  Non-Income producing, issuer is in bankruptcy
           and is in default of interest payments.
*       -  Non-Income producing
**      -  Purchased on a forward commitment (Note 2)
***     -  At June 30, 1999 a portion of this security
           was pledged to cover forward commitments
           purchased.
****    -  At June 30, 1999 a portion of this security was pledged to cover margin requirements for open futures contracts.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers the following thirty nine Portfolios: The Pacific Rim Emerging Markets Trust ("Pacific Rim Emerging Markets"), the Science & Technology Trust ("Science & Technology"), the International Small Cap Trust ("International Small Cap"), the Aggressive Growth Trust ("Aggressive Growth", formerly, Pilgrim Baxter Growth), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Mid Cap Growth Trust ("Mid Cap Growth", formerly, Small/Mid
Cap), the Mid Cap Stock Trust ("Mid Cap Stock"), the Overseas Trust ("Overseas", formerly, International Growth and Income), the International Stock Trust ("International Stock"), the International Value Trust ("International Value"), the Mid Cap Blend Trust ("Mid Cap Blend", formerly, Equity), the Small Company Value Trust ("Small Company Value"), the Global Equity Trust ("Global Equity"), the Growth Trust ("Growth"), the Large Cap Growth Trust ("Large Cap Growth", formerly, Aggressive Asset Allocation), the Quantitative Equity Trust ("Quantitative Equity"), the Blue Chip Growth Trust ("Blue Chip Growth"), the Real Estate Securities Trust ("Real Estate Securities"), the Value Trust ("Value"), the Equity Index Trust ("Equity Index"), the Growth & Income Trust ("Growth & Income"), the U.S. Large Cap Value Trust ("U.S. Large Cap Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value", formerly, Moderate Asset Allocation), the Balanced Trust ("Balanced"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Global Bond Trust ("Global Bond", formerly, Global Government Bond), the Total Return Trust ("Total Return"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Diversified Bond Trust ("Diversified Bond", formerly, Conservative Asset Allocation), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460") and the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"). Each of the Portfolios with the exception of Global Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to Separate Accounts A, B and C, separate accounts of The Manufacturers Life Insurance Company of North America ("MNA"); to Separate Accounts A, B, D and E, separate accounts of The Manufacturers Life Insurance Company of New York ("MNY"); to Separate Accounts One, Two, Three, and Four, separate accounts of The Manufacturers Life Insurance Company of America ("Manulife America"); and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"). MNA is controlled by The Manufacturers Life Insurance Company ("Manulife"), a mutual life insurance company based in Toronto, Canada. MNY is a wholly-owned subsidiary of MNA.
Manulife America and Manulife USA are wholly-owned subsidiaries of Manulife.

At June 30, 1999, Manulife USA owned seed money shares in Small Company Blend.

Manufacturers Securities Services, LLC ("MSS"), a wholly-owned subsidiary of MNA, serves as investment adviser for the Trust (See Note 6). MSS is also the principal underwriter of the variable contracts issued by MNA and MNY.

CHANGE IN SUBADVISERS. Effective May 1, 1999, Pilgrim Baxter & Associates, Ltd. ("PBA") resigned as subadviser to Pilgrim Baxter Growth, Warburg Pincus Asset Management, Inc. ("Warburg") resigned as subadviser to Emerging Small Company, Fred Alger Management, Inc. ("Alger") was replaced as subadviser to Small/Mid Cap, J.P. Morgan Investment Management Inc. ("J.P. Morgan") resigned as subadviser to International Growth and Income, Founders Asset Management LLC ("Founders") resigned as subadviser to Growth, Fidelity Management Trust Company ("FMTC") resigned as subadviser to Moderate Asset Allocation and Conservative Asset Allocation and Oechsle International Advisors, L.P. ("Oechsle") resigned as subadviser to Global Government Bond.

The Trustees, including a majority of Trustees who are not interested persons of the Trust, voted to approve the following new subadvisers: AIM Capital Management, Inc. ("AIM") as subadviser to Aggressive Growth and Mid Cap Growth; Capital Guardian Trust Company ("CGTC") as subadviser to Income & Value and Diversified Bond; FMTC as subadviser to Overseas; Franklin Advisers, Inc. ("Franklin") as subadviser to Emerging Small Company; Pacific Investment Management Company ("PIMCO") as subadviser to Global Bond and State Street Global Advisors ("SSgA") as subadviser to Growth.

CHANGE IN PORTFOLIO NAMES. Effective May 1, 1999, the name of Pilgrim Baxter Growth was changed to Aggressive Growth, Small/Mid Cap was changed to Mid Cap Growth, International Growth and Income was changed to Overseas, Equity was changed to Mid Cap Blend, Aggressive Asset Allocation was changed to Large Cap Growth, Moderate Asset Allocation was changed to Income & Value, Global Government Bond was changed to Global Bond and Conservative Asset Allocation was changed to Diversified Bond.

CHANGE IN INVESTMENT OBJECTIVE. Due to the changes in subadvisers, the Trustees voted to change the investment objectives of Aggressive Growth, Emerging Small Company, Overseas, Large Cap Growth, Income & Value, Global Bond and Diversified Bond. The proposed changes were approved by the shareholders of each Portfolios on April 27, 1999 and were effective May 1, 1999.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

ORGANIZATION OF THE TRUST, CONTINUED

NEW PORTFOLIOS. Effective May 1, 1999, Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return commenced operations. CGTC is the subadviser to Small Company Blend and U.S. Large Cap Value, Wellington Management Company, LLP ("Wellington Management") is the subadviser to Mid Cap Stock, Templeton Investment Counsel, Inc. ("Templeton Investment") is the subadviser to International Value and PIMCO is the subadviser to Total Return.

REORGANIZATION. On April 27, 1999 the shareholders of the Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") of the Trust on behalf of the Worldwide Growth Trust ("Worldwide Growth") and the Capital Growth Bond Trust ("Capital Growth Bond") portfolios (collectively, the "Transferor Portfolios") and the Global Equity and the Investment Quality Bond portfolios (collectively, the "Acquiring Portfolios"). The agreement provided for the tax-free reorganization of the Transferor Portfolios, including (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

The effective time of the reorganization occurred at the close of regularly scheduled trading on the New York Stock Exchange on April 30, 1999. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolio acquired by such Acquiring Portfolio. The resulting activity was as follows:

                                                                  Shares               Total Net Assets             Net Asset Value
                                                                  ------               ----------------             ---------------
Worldwide Growth at April 30, 1999                                 2,685,944              $42,636,373                   $15.87

Global Equity at April 30, 1999                                   47,464,654              879,296,730                    18.53

Global Equity after reorganization on April 30, 1999              49,765,028              921,933,103                    18.53

Capital Growth Bond at April 30, 1999                              5,792,535               64,455,265                    11.13

Investment Quality Bond at April 30, 1999                         27,658,681              325,513,768                    11.77

Investment Quality Bond after Reorganization
  on April 30, 1999                                               33,134,914              389,969,033                    11.77


2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

BASIS OF PRESENTATION. The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations have been included. Results for the six months ended June 30, 1999 are not necessarily indicative of annual results.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost basis, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

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--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

 (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

 (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, Real Estate Securities, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Real Estate Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase . The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at June 30, 1999:

                                                                    NUMBER OF OPEN        AGGREGATE MARKET
         TRUST           CONTRACTS            EXPIRATION DATE          CONTRACTS         VALUE OF CONTRACTS      UNREALIZED GAIN
         -----           ---------            ---------------          ---------         ------------------      ---------------
PURCHASES OF FUTURES
  CONTRACTS:
OVERSEAS:                Topix Index          September 1999               20            JPY    281,400,000         $174,570
                         Nikkei 225 Index     September 1999               33            JPY      2,929,575            7,425
                                                                                                                    --------
                                                                                                                    $181,995
                                                                                                                    ========
GROWTH:                  S&P 500 Index        September 1999               20                   $ 3,872,500         $185,289
                                                                                                                    ========

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--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                                    NUMBER OF OPEN        AGGREGATE MARKET
         TRUST           CONTRACTS            EXPIRATION DATE          CONTRACTS         VALUE OF CONTRACTS      UNREALIZED GAIN
         -----           ---------            ---------------          ---------         ------------------      ---------------
EQUITY INDEX:            S&P 500 Index        September 1999                6                   $ 2,072,550         $ 59,277
                                                                                                                    ========

HIGH YIELD:              FTSE 100             September 1999               35            GBP      3,895,850         $ 73,205
                                                                                                                    ========

GLOBAL BOND:             U.S. 10 yr Treasury  September 1999               77                   $ 8,561,438         $ 38,499
                                                                                                                    ========

TOTAL RETURN:            U.S. Treasury Bond   September 1999              152
                                                                                                 $17,617,750        ($183,406)
                         U.S. 10 yr Treasury  September 1999              300                     33,356,250          281,125
                                                                                                                     --------
                                                                                                                     $ 97,844
                                                                                                                     ========

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Real Estate Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into a offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of a offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

INTEREST RATE SWAPS. All Portfolios with the exception of Real Estate Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instruments (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may purchase debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis.

The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities.

At June 30, 1999, the value of the securities loaned amounted to $7,543,395, $36,180,116, $15,747,324, $15,686,925, $63,133,956, $23,567,479, $133,816,369,
$11,626,828, $63,449,300, $22,857,791, $17,757,343, $17,027,833, $51,565,973,
$11,463,878, $3,166,786, $3,992,760, $30,784,679, $37,965,449, $162,467,066,
$11,526,222, $10,431,343, $31,704,526, $139,689, $48,692,485, in Pacific Rim
Emerging Markets, Science & Technology, International Small Cap, Aggressive Growth, Emerging Small Company, Overseas, Mid Cap Blend, Small Company Value, Global Equity, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Equity Index, Growth & Income, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Global Bond, and Investment Quality Bond, respectively.

At June 30, 1999, the value of cash collateral amounted to $7,972,907, $38,211,024, $16,302,461, $15,940,249, $63,548,815, $20,074,319, $134,698,912,
$12,033,552, $66,675,079, $23,425,753, $18,271,861, $17,105,807, $52,920,825,
$11,707,596, $3,074,388, $4,004,139, $32,111,245, $38,639,735, $165,079,354,
$11,588,388, $10,691,931, $33,419,058, $145,230, and $49,272,580 in Pacific Rim
Emerging Markets, Science & Technology, International Small Cap, Aggressive Growth, Emerging Small Company, Overseas, Mid Cap Blend, Small Company Value, Global Equity, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Equity Index, Growth & Income, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Global Bond, and Investment Quality Bond, respectively. At June 30, 1999, the value of U.S. Government securities collateral amounted to $38,792, $4,733,742 and $44,206 in Pacific Rim Emerging Markets, Overseas, and Equity Index, respectively.

MORTGAGE DOLLAR ROLLS. Strategic Bond and U.S. Government Securities may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

ORGANIZATION COSTS. Costs incurred by a Portfolio in connection with its organization, initial registration and public offering of shares are being amortized on a straight-line basis for Overseas, over a five-year period beginning with the commencement of operations.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

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--------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 6.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

 The following is a summary of open written options outstanding in Total Return at June 30, 1999:

                                                                   NUMBER OF                  PREMIUMS
                                                                   CONTRACTS                  RECEIVED
                                                                   ---------                  --------
Options written                                                           78                   $37,784
                                                                          --                   -------

Options outstanding at June 30, 1999:                                     78                   $37,784
                                                                          ==                   =======

The following is a summary of open interest rate swap contracts outstanding in Global Bond at June 30, 1999:

                                                                                    UNREALIZED
     NOTIONAL AMOUNT        DESCRIPTION                                             DEPRECIATION
     ---------------        -----------                                             ------------
SEK 31,600,000              Agreement with Deutsche Bank Company terminating
                            June 7, 2004 to pay 3 month STIBOR (Stockholm
                            Interbank Offer Rate) quarterly and to receive a
                            fixed rate of 4.925% quarterly.                          ($51,083)


4. CAPITAL SHARES. Share activity for the Trust for the six months ended June 30, 1999 and the year ended December 31, 1998 was as follows:

                                      SIX MONTHS ENDED JUNE 30, 1999             YEAR ENDED DECEMBER 31, 1998
                                     --------------------------------          --------------------------------
                                          SHARES            CAPITAL               SHARES              CAPITAL
                                          ------            -------               ------              -------
PACIFIC RIM EMERGING MARKETS
Sold                                    7,753,520         $ 59,194,378            6,770,616         $ 43,082,198
Reinvestment of distributions              42,729              325,598                 --                   --
Redeemed                               (6,359,806)         (47,410,103)          (6,000,038)         (38,076,228)
                                     ------------         ------------         ------------         ------------
  Net increase                          1,436,443         $ 12,109,873         $    770,578         $  5,005,970
                                     ============         ============         ============         ============

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--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                          SIX MONTHS ENDED JUNE 30, 1999            YEAR ENDED DECEMBER 31, 1998
                                         --------------------------------         --------------------------------
                                            SHARES            CAPITAL               SHARES            CAPITAL
                                            ------            -------               ------            -------
SCIENCE & TECHNOLOGY
Sold                                        10,455,228      $ 229,946,383             6,255,104     $  95,650,833
Reinvestment of distributions                   19,099            421,888                  --                --
Redeemed                                      (922,808)       (18,891,689)           (2,013,379)      (30,207,422)
                                         -------------      -------------         -------------     -------------
  Net increase                               9,551,519      $ 211,476,582             4,241,725     $  65,443,411
                                         =============      =============         =============     =============

INTERNATIONAL SMALL CAP
Sold                                         2,731,345      $  42,726,329             7,587,840     $ 112,981,718
Reinvestment of distributions                   31,234            500,049                27,503           437,568
Redeemed                                    (4,192,153)       (66,351,411)           (7,319,705)     (109,140,302)
                                         -------------      -------------         -------------     -------------
  Net increase (decrease)                   (1,429,574)     ($ 23,125,033)              295,639     $   4,278,984
                                         =============      =============         =============     =============

AGGRESSIVE GROWTH  (FORMERLY,
PILGRIM BAXTER GROWTH)
Sold                                         3,129,311      $  38,366,379             8,155,418     $  93,414,114
Redeemed                                    (8,974,126)      (109,652,123)           (4,658,791)      (52,390,417)
                                         -------------      -------------         -------------     -------------
  Net increase (decrease)                   (5,844,815)     ($ 71,285,746)            3,496,627     $  41,023,697
                                         =============      =============         =============     =============

EMERGING SMALL COMPANY
Sold                                           933,603      $  21,721,290             3,113,895     $  71,622,128
Reinvestment of distributions                  176,071          4,061,968               158,191         4,130,364
Redeemed                                    (2,162,485)       (50,547,132)           (2,076,031)      (47,459,455)
                                         -------------      -------------         -------------     -------------
  Net increase (decrease)                   (1,052,811)     ($ 24,763,874)            1,196,055     $  28,293,037
                                         =============      =============         =============     =============

SMALL COMPANY BLEND
Sold                                         1,434,252      $  18,065,632
Redeemed                                          (996)           (12,907)                 --                --
                                         -------------     -------------
  Net Increase                               1,433,256      $  18,052,725
                                         =============     =============

MID CAP GROWTH (FORMERLY,
SMALL/MID CAP)
Sold                                         3,459,138      $  64,349,668             6,614,995     $ 112,499,416
Reinvestment of distributions                3,082,007         55,167,921                  --                --
Redeemed                                    (2,009,837)       (37,165,644)           (4,045,412)      (67,014,853)
                                         -------------      -------------         -------------     -------------
  Net increase                               4,531,308      $  82,351,945             2,569,583     $  45,484,563
                                         =============      =============         =============     =============

MID CAP STOCK
Sold                                         4,996,091      $  63,253,234
Redeemed                                      (171,149)        (2,184,906)                 --                --
                                         -------------     -------------
  Net Increase                               4,824,842      $  61,068,328
                                         =============     =============

OVERSEAS (FORMERLY, INTERNATIONAL
GROWTH AND INCOME)
Sold                                        20,494,251      $ 240,836,932            23,788,371     $ 269,693,810
Reinvestment of distributions                     --                 --                 961,602        12,000,793
Redeemed                                   (16,036,826)      (188,396,739)          (23,984,496)     (270,169,261)
                                         -------------      -------------         -------------     -------------
  Net increase                               4,457,425      $  52,440,193               765,477     $  11,525,342
                                         =============      =============         =============     =============

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--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                          SIX MONTHS ENDED JUNE 30, 1999             YEAR ENDED DECEMBER 31, 1998
                                         --------------------------------           --------------------------------
                                            SHARES              CAPITAL                SHARES           CAPITAL
                                            ------              -------                ------           -------
INTERNATIONAL STOCK
Sold                                       20,990,006         $ 271,462,864            20,278,906    $ 252,715,252
Reinvestment of distributions                   5,006                66,831               273,672        3,560,791
Redeemed                                  (26,333,181)         (344,629,856)          (15,182,565)    (190,065,125)
                                        -------------         -------------         -------------    -------------
  Net increase (decrease)                  (5,338,169)        ($ 73,100,161)            5,370,013    $  66,210,918
                                        =============         =============         =============    =============

INTERNATIONAL VALUE
Sold                                        5,194,906         $  64,606,453
Redeemed                                     (207,643)           (2,543,245)                 --               --
                                        -------------         -------------
  Net increase                              4,987,263         $  62,063,208
                                        =============         =============

MID CAP BLEND (FORMERLY, EQUITY)
Sold                                        2,849,512         $  54,519,273             8,508,634    $ 161,890,771
Reinvestment of distributions              10,077,627           177,366,228            14,385,769      293,469,692
Redeemed                                  (12,485,282)         (239,373,614)          (13,775,537)    (261,703,577)
                                        -------------         -------------         -------------    -------------
  Net increase (decrease)                     441,857         ($  7,488,113)            9,118,866    $ 193,656,886
                                        =============         =============         =============    =============

SMALL COMPANY VALUE
Sold                                        2,039,812         $  22,368,168             9,982,319    $ 117,110,620
Reinvestment of distributions                   9,467               105,452                 4,241           56,195
Redeemed                                   (9,089,951)          (99,517,652)           (1,330,303)     (15,162,118)
                                        -------------         -------------         -------------    -------------
  Net increase (decrease)                  (7,040,172)        ($ 77,044,032)            8,656,257    $ 102,004,697
                                        =============         =============         =============    =============

GLOBAL EQUITY
Sold                                        7,779,094         $ 139,125,303             4,136,030    $  83,076,554
Reinvestment of distributions               5,314,655            93,909,966             3,005,041       64,337,927
Redeemed                                  (11,532,622)         (219,437,331)           (6,383,984)    (123,784,064)
Shares issued in connection
  with reorganization                       2,300,374            42,636,373                  --               --
                                        -------------         -------------         -------------    -------------
  Net increase                              3,861,501         $  56,234,311               757,088    $  23,630,416
                                        =============         =============         =============    =============

GROWTH
Sold                                        5,528,659         $ 120,029,029             5,117,245    $  95,321,751
Reinvestment of distributions                 802,965            18,042,613               443,371        8,441,791
Redeemed                                     (904,832)          (19,280,894)             (652,129)     (11,969,990)
                                        -------------         -------------         -------------    -------------
  Net increase                              5,426,793         $ 118,790,747             4,908,487    $  91,793,552
                                        =============         =============         =============    =============

LARGE CAP GROWTH (FORMERLY,
AGGRESSIVE ASSET ALLOCATION)
Sold                                        3,184,692         $  46,573,501             1,272,177    $  18,613,080
Reinvestment of distributions               1,915,001            28,188,806             1,988,692       29,094,564
Redeemed                                   (2,706,545)          (39,813,418)           (2,991,236)     (43,050,524)
                                        -------------         -------------         -------------    -------------
  Net increase                              2,393,148         $  34,948,889               269,633    $   4,657,120
                                        =============         =============         =============    =============

QUANTITATIVE EQUITY
Sold                                        3,486,620         $  88,686,869             2,525,086    $  56,864,359
Reinvestment of distributions               1,104,607            28,101,212             1,017,210       23,172,050
Redeemed                                     (324,957)           (8,209,285)             (897,490)     (19,600,478)
                                        -------------         -------------         -------------    -------------
  Net increase                              4,266,270         $ 108,578,796             2,644,806    $  60,435,931
                                        =============         =============         =============    =============


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NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                       SIX MONTHS ENDED JUNE 30, 1999               YEAR ENDED DECEMBER 31, 1998
                                      --------------------------------            --------------------------------
                                         SHARES              CAPITAL                 SHARES              CAPITAL
                                         ------              -------                 ------              -------
BLUE CHIP GROWTH
Sold                                    14,018,145         $ 269,310,061            19,497,392         $ 322,061,761
Reinvestment of distributions            2,897,748            56,564,055               932,125            15,836,800
Redeemed                                (3,287,977)          (62,774,150)           (7,377,854)         (118,430,259)
                                     -------------         -------------         -------------         -------------
  Net increase                          13,627,916         $ 263,099,966            13,051,663         $ 219,468,302
                                     =============         =============         =============         =============

REAL ESTATE SECURITIES
Sold                                       807,697         $  11,579,635             3,414,938         $  57,940,371
Reinvestment of distributions              560,770             7,390,953             1,208,641            21,139,142
Redeemed                                (2,432,705)          (35,019,345)           (1,717,232)          (27,624,209)
                                     -------------         -------------         -------------         -------------
  Net increase (decrease)               (1,064,238)        ($ 16,048,757)            2,906,348         $  51,455,304
                                     =============         =============         =============         =============

VALUE
Sold                                     1,431,808         $  21,231,614             8,926,276         $ 133,950,075
Reinvestment of distributions                   69                   981               603,016             8,430,164
Redeemed                                (8,746,440)         (134,220,331)           (1,126,616)          (15,950,184)
                                     -------------         -------------         -------------         -------------
  Net increase (decrease)               (7,314,563)        ($112,987,736)            8,402,676         $ 126,430,055
                                     =============         =============         =============         =============

EQUITY INDEX
Sold                                     1,527,915         $  24,799,814             2,175,437         $  30,132,341
Reinvestment of distributions               20,500               346,646               131,978             1,983,647
Redeemed                                  (390,599)           (6,341,781)             (374,434)           (4,985,616)
                                     -------------         -------------         -------------         -------------
  Net increase                           1,157,816         $  18,804,680             1,932,981         $  27,130,373
                                     =============         =============         =============         =============

GROWTH & INCOME
Sold                                    11,860,052         $ 352,736,082            14,731,896         $ 379,844,294
Reinvestment of distributions            2,940,196            89,470,162             4,443,994           114,877,243
Redeemed                                (1,581,456)          (46,850,088)           (5,821,777)         (145,134,876)
                                     -------------         -------------         -------------         -------------
  Net increase                          13,218,791         $ 395,356,156            13,354,113         $ 349,586,661
                                     =============         =============         =============         =============

U.S. LARGE CAP VALUE
Sold                                     7,948,273         $  99,253,485
Redeemed                                   (15,220)             (187,570)                 --                    --
                                     -------------         -------------
  Net Increase                           7,933,053         $  99,065,915
                                     =============         =============

EQUITY-INCOME
Sold                                     2,930,747         $  52,556,136            10,021,748         $ 173,662,705
Reinvestment of distributions            4,503,851            76,565,467             3,319,011            59,543,058
Redeemed                                (9,088,327)         (162,937,315)           (6,770,818)         (114,381,887)
                                     -------------         -------------         -------------         -------------
  Net increase (decrease)               (1,653,729)        ($ 33,815,712)            6,569,941         $ 118,823,876
                                     =============         =============         =============         =============

INCOME & VALUE (FORMERLY,
MODERATE ASSET ALLOCATION)
Sold                                     2,642,639         $  33,358,677               616,674         $   8,884,701
Reinvestment of distributions            5,529,820            69,343,951             5,317,384            68,115,685
Redeemed                                (2,534,742)          (33,287,419)           (6,707,081)          (86,963,822)
                                     -------------         -------------         -------------         -------------
  Net increase (decrease)                5,637,717         $  69,415,209              (773,023)        ($  9,963,436)
                                     =============         =============         =============         =============

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--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                       SIX MONTHS ENDED JUNE 30, 1999               YEAR ENDED DECEMBER 31, 1998
                                      --------------------------------            --------------------------------
                                         SHARES              CAPITAL                 SHARES              CAPITAL
                                         ------              -------                 ------              -------
BALANCED
Sold                                      2,552,577         $  48,082,949             3,060,496         $  58,207,534
Reinvestment of distributions             1,047,549            19,023,502             1,349,790            24,998,103
Redeemed                                 (1,529,683)          (28,195,056)             (453,357)           (8,542,136)
                                      -------------         -------------         -------------         -------------
  Net increase                            2,070,443         $  38,911,395             3,956,929         $  74,663,502
                                      =============         =============         =============         =============

HIGH YIELD
Sold                                      4,062,887         $  54,727,157             9,574,213         $ 131,241,993
Reinvestment of distributions                  --                    --               1,062,130            13,731,611
Redeemed                                 (2,558,638)          (33,972,295)           (2,584,913)          (34,889,748)
                                      -------------         -------------         -------------         -------------
  Net increase                            1,504,249         $  20,754,862             8,051,430         $ 110,083,856
                                      =============         =============         =============         =============

STRATEGIC BOND
Sold                                      2,382,264         $  27,357,617            10,586,115         $ 126,618,386
Reinvestment of distributions             2,765,174            30,665,785             2,251,302            26,813,006
Redeemed                                 (7,817,016)          (88,525,857)           (4,550,160)          (53,660,911)
                                      -------------         -------------         -------------         -------------
  Net increase (decrease)                (2,669,578)        ($ 30,502,455)            8,287,257         $  99,770,482
                                      =============         =============         =============         =============

GLOBAL BOND (FORMERLY, GLOBAL
GOVERNMENT BOND)
Sold                                        555,707         $   6,861,864               889,721         $  12,101,805
Reinvestment of distributions             1,410,339            16,839,448             1,512,137            19,914,849
Redeemed                                 (2,192,684)          (27,371,217)           (3,414,282)          (46,015,024)
                                      -------------         -------------         -------------         -------------
  Net decrease                             (226,638)        ($  3,669,905)           (1,012,424)        ($ 13,998,370)
                                      =============         =============         =============         =============

TOTAL RETURN
Sold                                     13,589,507         $ 169,393,213
Redeemed                                   (340,672)           (4,222,801)                 --                    --
                                      -------------         -------------
  Net increase                           13,248,835         $ 165,170,412
                                      =============         =============

INVESTMENT QUALITY BOND
Sold                                      3,433,516         $  40,677,352            11,528,927         $ 139,662,289
Reinvestment of distributions             1,443,452            17,104,902               990,654            11,620,375
Redeemed                                 (9,091,432)         (106,827,192)           (3,019,631)          (36,762,808)
Shares issued in connection
  with reorganization                     5,476,233            64,455,265                  --                    --
                                      -------------         -------------         -------------         -------------
  Net increase                            1,261,769         $  15,410,327             9,499,950         $ 114,519,856
                                      =============         =============         =============         =============

DIVERSIFIED BOND (FORMERLY,
CONSERVATIVE ASSET ALLOCATION)
Sold                                      4,613,806         $  50,631,451             1,037,883         $  11,909,984
Reinvestment of distributions             1,639,199            18,063,968             1,646,332            18,570,627
Redeemed                                 (1,748,379)          (19,874,358)           (3,396,362)          (39,658,396)
                                      -------------         -------------         -------------         -------------
  Net increase (decrease)                 4,504,626         $  48,821,061         ($    712,147)        ($  9,177,785)
                                      =============         =============         =============         =============

U.S. GOVERNMENT SECURITIES
Sold                                      8,959,425         $ 122,943,052            11,633,765         $ 157,556,444
Reinvestment of distributions             1,349,968            18,022,069               996,467            13,043,750
Redeemed                                 (5,622,077)          (75,360,114)           (4,927,141)          (66,613,911)
                                      -------------         -------------         -------------         -------------
  Net increase                            4,687,316         $  65,605,007             7,703,091         $ 103,986,283
                                      =============         =============         =============         =============

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--------------------------------------------------------------------------------

CAPITAL SHARES, CONTINUED

                                         SIX MONTHS ENDED JUNE 30, 1999                  YEAR ENDED DECEMBER 31, 1998
                                         -------------------------------                --------------------------------
                                         SHARES                  CAPITAL                   SHARES              CAPITAL
                                         ------                  -------                   ------              -------
MONEY MARKET
Sold                                      98,241,936         $   982,419,366             122,669,097         $ 1,226,690,969
Reinvestment of distributions              1,478,269              14,782,692               2,739,174              27,391,741
Redeemed                                 (85,149,090)           (851,490,898)           (108,395,909)         (1,083,959,093)
                                     ---------------         ---------------         ---------------         ---------------
  Net increase                            14,571,115         $   145,711,160              17,012,362         $   170,123,617
                                     ===============         ===============         ===============         ===============

LIFESTYLE AGGRESSIVE 1000
Sold                                         497,907         $     6,407,646               2,940,289         $    39,235,345
Reinvestment of distributions                253,603               3,205,539                 235,336               3,344,794
Redeemed                                  (1,363,958)            (17,756,435)               (804,663)            (10,883,044)
                                     ---------------         ---------------         ---------------         ---------------
  Net increase (decrease)                   (612,448)        ($    8,143,248)              2,370,962         $    31,697,095
                                     ===============         ===============         ===============         ===============

LIFESTYLE GROWTH 820
Sold                                       1,205,305         $    16,387,875              11,372,979         $   156,491,064
Reinvestment of distributions              1,223,555              16,236,573               1,244,102              17,780,049
Redeemed                                  (5,391,813)            (73,115,454)               (790,640)            (10,733,134)
                                     ---------------         ---------------         ---------------         ---------------
  Net increase (decrease)                 (2,962,953)        ($   40,491,006)             11,826,441         $   163,537,979
                                     ===============         ===============         ===============         ===============

LIFESTYLE BALANCED 640
Sold                                       1,711,208         $    22,660,136              13,995,601         $   188,784,151
Reinvestment of distributions              1,401,313              18,147,007               1,197,810              16,573,997
Redeemed                                  (4,087,419)            (54,202,691)               (983,046)            (12,628,291)
                                     ---------------         ---------------         ---------------         ---------------
  Net increase (decrease)                   (974,898)        ($   13,395,548)             14,210,365         $   192,729,857
                                     ===============         ===============         ===============         ===============

LIFESTYLE MODERATE 460
Sold                                       2,018,550         $    22,281,122               6,252,966         $    84,594,300
Reinvestment of distributions                175,418               7,940,730                 332,059               4,570,654
Redeemed                                    (877,906)            (12,104,709)               (608,000)             (8,237,978)
                                     ---------------         ---------------         ---------------         ---------------
  Net increase                             1,316,062         $    18,117,143               5,977,025         $    80,926,976
                                     ===============         ===============         ===============         ===============

LIFESTYLE CONSERVATIVE 280
Sold                                       1,795,851         $    24,054,282               4,305,187         $    56,164,191
Reinvestment of distributions                378,849               4,986,867                 154,440               2,002,757
Redeemed                                    (609,095)             (8,126,254)               (184,127)             (2,396,336)
                                     ---------------         ---------------         ---------------         ---------------
  Net increase                             1,565,605         $    20,914,895               4,275,500         $    55,770,613
                                     ===============         ===============         ===============         ===============


5. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for six months ended June 30, 1999:

                                                         PURCHASES                                       SALES
                                           --------------------------------------         --------------------------------------
                                                 U.S.                                           U.S.
   PORTFOLIO                                  GOVERNMENT          OTHER ISSUES               GOVERNMENT          OTHER ISSUES
  -------------                            -----------------    -----------------         -----------------    -----------------
Pacific Rim Emerging Markets........              -----           $13,323,894                   -----            $8,356,178
Science & Technology................              -----           367,706,350                   -----           180,281,178
International Small Cap.............              -----            22,377,466                   -----            35,307,393
Aggressive Growth...................              -----            70,633,154                   -----           143,330,182
Emerging Small Company..............              -----           307,316,794                   -----           350,659,337
Small Company Blend *...............              -----            16,033,575                   -----                99,723
Mid Cap Growth......................              -----           663,143,861                   -----           657,404,936
Mid Cap Stock *.....................              -----            60,589,827                   -----             1,586,506

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--------------------------------------------------------------------------------

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                            PURCHASES                                   SALES
                              --------------------------------------     ------------------------------------
                                    U.S.                                       U.S.
   PORTFOLIO                     GOVERNMENT          OTHER ISSUES           GOVERNMENT        OTHER ISSUES
  -------------               -----------------    -----------------     -----------------  -----------------
International Stock ......                --          $ 41,967,881                --          $112,175,805
International Value * ....                --            59,313,034                --                  --
Mid Cap Blend ............                --           586,602,553                --           736,978,952
Small Company Value ......                --            77,254,785                --           156,313,510
Global Equity ............                --           287,955,404                --           342,993,149
Growth ...................                --           446,096,962                --           352,562,772
Large Cap Growth .........                --           313,347,867                --           300,793,674
Quantitative Equity ......                --           366,453,412                --           290,910,374
Blue Chip Growth .........                --           458,607,775                --           260,926,070
Real Estate Securities ...                --           163,607,806                --           180,151,831
Value ....................                --            65,794,665                --           147,432,474
Equity Index .............                --            22,722,053                --             3,993,259
Growth and Income ........                --           520,432,865                --           221,689,113
U.S. Large Cap Value * ...                --            87,397,776                --                94,500
Equity-Income ............                --           127,331,793                --           218,912,374
Income & Value ...........        $362,033,204         443,357,834        $208,170,532         572,053,123
Balanced .................         127,037,199         178,411,744          74,820,321         214,513,058
High Yield ...............                --            84,132,362                --            54,101,833
Strategic Bond ...........         257,108,287         362,711,634         327,999,669         214,741,971
Global Bond ..............          66,227,311         305,482,487          81,462,411         298,955,324
Total Return * ...........          77,143,996          90,206,380                --                  --
Investment Quality Bond ..          55,896,169          83,454,115         102,168,447          27,598,230
Diversified Bond .........         282,802,144          13,560,706         110,431,071         116,584,595
U.S. Government Securities         973,984,800                --           893,783,477                --
Lifestyle Aggressive 1000                 --            71,223,874                --            81,322,193
Lifestyle Growth 820 .....                --           315,871,274                --           363,320,171
Lifestyle Balanced 640 ...                --           340,299,545                --           358,958,168
Lifestyle Moderate 460 ...                --           146,807,543                --           130,869,415
Lifestyle Conservative 280                --            89,804,343                --            69,361,491

* For the period May 1, 1999 (commencement of operations) to June 30, 1999.


At June 30, 1999, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                   TAX BASIS NET
                                                                     UNREALIZED            TAX BASIS              TAX BASIS
                                               TAX BASIS            APPRECIATION           UNREALIZED            UNREALIZED
  PORTFOLIO                                       COST             (DEPRECIATION)         APPRECIATION          DEPRECIATION
 -------------                             -------------------   -------------------   -------------------   --------------------
Pacific Rim Emerging Markets........           $49,549,267            $4,243,224           $5,733,571            $1,490,347
Science & Technology................           431,287,452            87,013,837           92,599,837             5,586,000
International Small Cap.............           121,274,245            30,520,810           35,351,621             4,830,811
Aggressive Growth...................            74,513,015             7,600,203            9,805,941             2,205,738
Emerging Small Company..............           319,908,628            32,053,264           43,472,416            11,419,152
Small Company Blend.................            18,064,769             1,452,919            1,971,286               518,367
Mid Cap Growth......................           430,516,150            29,882,191           43,239,661            13,357,470
Mid Cap Stock.......................            61,460,379             3,148,188            4,524,391             1,376,203
Overseas............................           297,011,321             6,025,640           15,537,471             9,511,831
International Stock.................           154,467,656             9,543,800           18,051,016             8,507,216
International Value.................            62,524,847              (461,552)           1,716,789             2,178,341
Mid Cap Blend.......................         1,579,368,031           168,105,920          257,832,511            89,726,591
Small Company Value.................            88,501,354             7,338,678           11,844,059             4,505,381
Global Equity.......................           847,028,089           140,315,871          176,070,998            35,755,127
Growth..............................           427,180,301            42,700,354           48,991,404             6,291,050
Large Cap Growth....................           289,610,425            20,266,097           28,532,887             8,266,790

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                                   TAX BASIS NET
                                                                     UNREALIZED            TAX BASIS              TAX BASIS
                                               TAX BASIS            APPRECIATION           UNREALIZED            UNREALIZED
  PORTFOLIO                                       COST             (DEPRECIATION)         APPRECIATION          DEPRECIATION
 -------------                             -------------------   -------------------   -------------------   --------------------
Quantitative Equity.................          $357,732,199           $31,389,093          $45,811,117           $14,422,024
Blue Chip Growth....................         1,109,221,745           411,551,023          417,977,690             6,426,667
Real Estate Securities..............           156,654,692            (2,599,142)           3,498,940             6,098,082
Value...............................           163,435,952            12,717,637           19,961,479             7,243,842
Equity Index........................            77,033,115            17,556,376           19,050,412             1,494,036
Growth & Income.....................         1,893,681,755         1,042,579,922        1,063,987,460            21,407,538
U.S. Large Cap Value................            99,226,777             1,598,217            4,322,447             2,724,230
Equity-Income.......................           902,312,547           235,261,518          256,623,276            21,361,758
Income & Value......................           803,211,492            17,536,348           33,994,703            16,458,355
Balanced............................           282,503,641             4,648,122            8,377,166             3,729,044
High Yield..........................           233,957,818            (8,447,723)           3,382,674            11,830,397
Strategic Bond......................           441,866,194           (17,769,092)           4,464,248            22,233,340
Global Bond.........................           220,872,476            (7,655,874)             218,181             7,874,055
Total Return........................           187,201,689            (1,539,252)             219,786             1,759,038
Investment Quality Bond.............           358,889,004            (9,946,372            1,972,724            11,919,096
Diversified Bond....................           232,222,373            (5,852,449)             121,713             5,974,162
U.S. Government Securities..........           561,637,577           (13,853,838)           1,069,814            14,923,652
Lifestyle Aggressive 1000...........            69,374,660             1,595,789            1,945,802               350,013
Lifestyle Growth 820................           337,196,897             5,044,444            7,719,956             2,675,512
Lifestyle Balanced 640..............           362,664,149            (2,878,672)           5,077,778             7,956,450
Lifestyle Moderate 460..............           156,007,535            (1,328,609)           1,473,276             2,801,885
Lifestyle Conservative 280..........            97,239,623            (1,026,246)             242,807             1,269,053

6. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"), a wholly-owned subsidiary of MNA and the principal underwriter of the variable annuity contracts issued by MNA and MNY. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio, except for the Lifestyle Trusts for which the Adviser makes no charge. Effective May 1, 1999, in accordance with the Amended Advisory Agreement, Advisory Fees were changed as discussed below for Aggressive Growth, Mid Cap Blend, Mid Cap Blend, Large Cap Growth, Blue Chip Growth, Equity-Income and Income & Value. Advisory fees charged to each Portfolio were as follows:


  PORTFOLIO                                                             FEE
----------------                                                   --------------
Pacific Rim Emerging Markets......................                    .850%
Science & Technology..............................                   1.100%
International Small Cap...........................                   1.100%
Aggressive Growth **..............................                   1.000%
Emerging Small Company............................                   1.050%
Small Company Blend *.............................                   1.050%
Mid Cap Growth**..................................                    .950%
Mid Cap Stock *...................................                    .925%
Overseas..........................................                    .950%
International Stock...............................                   1.050%
International Value *.............................                   1.000%
Mid Cap Blend **..................................                    .850%
Small Company Value...............................                   1.050%
Global Equity.....................................                    .900%
Growth............................................                    .850%
Large Cap Growth **..............................                     .875%
Quantitative Equity...............................                    .700%
Blue Chip Growth **...............................                    .875%
Real Estate Securities............................                    .700%
Value.............................................                    .800%
Equity Index......................................                    .250%
Growth and Income.................................                    .750%

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

  PORTFOLIO                                                             FEE
----------------                                                   --------------
U.S. Large Cap Value *............................                    .875%
Equity-Income **..................................                    .875%
Income & Value**..................................                    .800%
Balanced..........................................                    .800%
High Yield........................................                    .775%
Strategic Bond....................................                    .775%
Global Bond.......................................                    .800%
Total Return *....................................                    .775%
Investment Quality Bond...........................                    .650%
Diversified Bond..................................                    .750%
U.S. Government Securities........................                    .650%
Money Market......................................                    .500%

* For the period May 1, 1999 (commencement of operations) to June 30, 1999.

** For the period May 1, 1999 to June 30, 1999. Prior to May 1, 1999, Advisory fees were 1.05%, 1.00%, .750%, .750%, .925%, .800% and .750% in Aggressive
    Growth, Mid Cap Growth, Mid Cap Blend, Large Cap Growth, Blue Chip Growth, Equity-Income and Income & Value, respectively.

For the six months ended June 30, 1999, the Adviser paid aggregate subadvisory fees of $16,571,958 and retained net investment advisory fees after payment of subadvisory fees of $35,435,466 allocated among the portfolios as follows:


                                                                   FEE AS A % OF                                FEE AS A % OF
                                                                       AVERAGE                                      AVERAGE
                                                  FEE             ANNUAL NET ASSETS            FEE                ANNUAL NET
                                                PAID TO                PAID TO               RETAINED           ASSETS RETAINED
PORTFOLIO                                      SUBADVISER             SUBADVISER            BY ADVISER            BY ADVISER
-------------                              -------------------    -------------------   -------------------    ------------------
Pacific Rim Emerging Markets........           $60,390                .400%                 $67,938                 .450%
Science & Technology................           889,367                .600%                 741,139                 .500%
International Small Cap.............           431,686                .618%                 337,010                 .482%
Aggressive Growth...................           311,599                .972%                 247,197                 .771%
Emerging Small Company..............           777,917                .579%                  682,06                 .508%
Small Company Blend *...............            12,477                .550%                  11,342                 .500%
Mid Cap Growth......................           988,213                .458%               1,028,900                 .477%
Mid Cap Stock *.....................            37,863                .449%                  40,197                 .476%
Overseas............................           562,049                .422%                 568,663                 .427%
International Stock.................           544,376                .510%                 576,261                 .540%
International Value *...............            52,455                .624%                  31,598                 .376%
Mid Cap Blend.......................         2,064,493                .265%               3,844,734                 .493%
Small Company Value.................           374,161                .585%                 297,770                 .465%
Global Equity.......................         1,639,948                .373%               2,317,822                 .527%
Growth..............................           724,186                .315%                 834,278                 .363%
Large Cap Growth....................           503,402                .350%                 591,745                 .411%
Quantitative Equity.................           328,263                .216%                 736,845                 .484%
Blue Chip Growth....................         2,335,249                .337%               3,441,758                 .497%
Real Estate Securities..............           179,113                .242%                 339,557                 .458%
Value...............................           346,374                .311%                 543,234                 .489%
Equity Index........................            38,038                .100%                  57,056                 .150%
Growth & Income.....................         2,162,324                .169%               7,409,572                 .581%
U.S. Large Cap Value *..............            48,142                .400%                  57,169                 .475%
Equity-Income.......................         1,464,040                .267%               2,927,249                 .535%
Income & Value......................           933,360                .294%               1,445,850                 .455%
Balanced............................           435,800                .321%                 651,658                 .479%
High Yield..........................           314,518                .311%                 468,330                 .464%
Strategic Bond......................           583,493                .280%               1,033,177                 .495%
Global Bond.........................           318,205                .357%                 394,953                 .443%
Total Return *......................            64,238                .300%                 101,711                 .475%
Investment Quality Bond.............           312,862                .197%                 720,548                 .453%
Diversified Bond....................           315,582                .311%                 445,204                 .439%
U.S. Government Securities..........           372,951                .187%                 920,840                 .463%
Money Market........................           205,473                .059%               1,522,090                 .441%

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

* For the period May 1, 1999 (commencement of operations) to June 30, 1999.

Of the total retained by the Adviser, $2,150,772 was paid to Manulife America and $410,726 was paid to Manulife USA.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, taxes, portfolio brokerage commissions and interest) incurred in excess, on an annualized basis, of 0.15% of the average daily net assets of Equity Index, 0.50% of the average daily net assets of Science & Technology, Aggressive Growth, Emerging Small Company, Small Company Blend, Mid Cap Growth, Mid Cap Stock, Mid Cap Blend, Small Company Value, Growth, Large Cap Growth, Quantitative Equity, Blue Chip Growth, Real Estate Securities, Value, Growth & Income, Equity-Income, Income & Value, Balanced, High Yield, Strategic Bond, Total Return, Investment Quality Bond, Diversified Bond, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 and 0.75% of the average daily net assets of Pacific Rim Emerging Markets, International Small Cap, Overseas, International Stock, International Value, Global Equity and Global Bond. In the case of the Lifestyle Trusts, the Adviser has agreed to pay the expenses of the Lifestyle Trusts (other than the expenses of the underlying Portfolios). This expense reimbursement may be terminated at any time. For the six months ended June 30, 1999, the Adviser reimbursed Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 the amounts of $2,544, $10,250, $50,030, $49,469,
$20,516, and $11,755, respectively, for expenses incurred in excess of the applicable limitations.

FUND ADMINISTRATION FEES. Effective May 1, 1999, the Amended Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee or director of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $30,000.

8. COMMITMENTS. At June 30, 1999, Pacific Rim Emerging Markets, Science & Technology, International Small Cap, Overseas, International Value, Global Equity, Large Cap Growth, Balanced, High Yield, Strategic Bond and Global Bond had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open sale and purchase contracts at June 30, 1999 were as follows:

                                                                                                                     NET UNREALIZED
                                CONTRACTS TO                    IN EXCHANGE      SETTLEMENT                           APPRECIATION
                                  DELIVER                          FOR              DATE                VALUE         (DEPRECIATION)
                                  -------                          ---              ----                -----         --------------
PACIFIC RIM
EMERGING MARKETS

Sales
Singapore Dollar                  370,773                        $217,526          7/1/1999             $217,845             ($319)
                                                                 ========                               ========             ======

SCIENCE & TECHNOLOGY

Sales
Japanese Yen                   35,056,154                        $289,481          7/1/1999             $289,792             ($311)
                                                                 ========                               ========             ======

INTERNATIONAL SMALL CAP

Purchases                        $151,407  EUR                    146,426          7/1/1999             $150,947             ($460)
                                  104,621  GBP                 32,793,303          7/1/1999              103,980              (641)
                                   93,984  CAD                    138,579          7/2/1999               94,111                127
                                   18,352  CHF                     28,409          7/2/1999               18,268               (84)
                                   73,706  EUR                     71,421          7/2/1999               73,625               (81)
                                   81,707  GBP                     51,599          7/2/1999               81,332              (375)
                                   66,144  GBP                     41,921          7/6/1999               66,079               (65)
                                   52,846  EUR                     51,207         7/30/1999               52,787               (59)
                                   ------                                                                 ------               ----
                                 $642,767                                                               $641,129           ($1,638)
                                 ========                                                               ========           ========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                                      NET UNREALIZED
                               CONTRACTS TO                    IN EXCHANGE        SETTLEMENT                           APPRECIATION
                                 DELIVER                           FOR              DATE                 VALUE        (DEPRECIATION)
                                 -------                           ---              ----                 -----        --------------
OVERSEAS
Purchases                        $522,623  EUR                    504,484          7/1/1999             $520,083           ($2,540)
                                   10,646  JPY                  1,289,469          7/1/1999               10,661                 15
                                  386,836  EUR                    373,257          7/2/1999              384,829            (2,007)
                                  974,283  JPY                117,797,200          7/2/1999              974,058              (225)
                                  -------                                                                -------              -----
                               $1,894,388                                                             $1,889,631           ($4,757)
                               ==========                                                             ==========           --------

Sales
Danish Krone                      480,088                         $67,012          7/1/1999              $66,570               $442
Euro                               39,940                          41,390          7/1/1999               41,175                215
Danish Krone                      769,434                         107,014          7/2/1999              106,699                315
Euro                              515,130                         533,843          7/2/1999              531,100              2,743
Japanese Yen                   16,610,432                         137,382          7/2/1999              137,351                 31
Euro                               43,483                          44,912          7/6/1999               44,845                 67
Great British Pound               145,297                         229,433          7/6/1999              229,035                 398
Euro                              128,378                         133,189         7/15/1999              132,487                702
Euro                              328,639                         340,705         7/30/1999              339,539              1,166
                                                                  -------                                -------              -----
                                                               $1,634,880                             $1,628,801             $6,079
                                                               ==========                             ==========             ------
                                                                                                                             $1,322

INTERNATIONAL VALUE

Purchases                        $133,546  EUR                    127,552         7/30/1999             $131,488           ($2,059)
                                 ========                                                               ========           ========

GLOBAL EQUITY

Purchases                        $989,412  GBP                    626,250          7/1/1999             $987,127           ($2,286)
                                 ========                                                               ========           ========

Sales
Euro                              457,015                        $472,097          7/1/1999             $471,114               $983
Japanese Yen                   90,268,388                         746,267          7/1/1999              746,205                 62
Euro                           58,000,000                      63,327,300         8/12/1999           60,263,935          3,063,365
                                                               ----------                             ----------          ---------
                                                              $64,545,664                            $61,481,254         $3,064,410
                                                              ===========                            ===========         ----------
                                                                                                                        $3,062,124
LARGE CAP GROWTH

Purchases                         $18,586  JPY                  2,251,147          7/1/1999              $18,609                $24
                                   26,610  JPY                  3,217,365          7/2/1999               26,596               (14)
                                   ------                                                                 ------               ----
                                  $45,196                                                                $45,205               $10
                                  =======                                                                =======               ===

BALANCED

Purchases
                                 $212,486  EUR                    219,711          7/1/1999             $219,043               $668
                                  126,344  EUR                    130,387          7/2/1999              130,241                146
                                  -------                                                                -------                ---
                                 $338,830                                                               $349,284               $814
                                 ========                                                               ========               ====

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MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------

COMMITMENTS, CONTINUED

                                                                                                                      NET UNREALIZED
                             CONTRACTS TO                      IN EXCHANGE       SETTLEMENT                            APPRECIATION
                               DELIVER                             FOR              DATE                VALUE         (DEPRECIATION)
                               -------                             ---              ----                -----         --------------
HIGH YIELD

Purchases
                            $2,380,000.00  EUR                  2,479,229         7/26/1999           $2,458,198            $21,031
                                6,800,000  EUR                  7,217,253         7/27/1999            7,023,952            193,301
                                1,185,000  EUR                  1,264,561         7/30/1999            1,224,301             40,260
                                  275,000  GBP                    440,028          8/9/1999              433,579              6,449
                                  230,000  EUR                    249,893         8/10/1999              237,812             12,081
                                2,445,000  EUR                  2,602,140         8/20/1999            2,530,009             72,131
                                4,160,000  GBP                  6,702,467          9/3/1999            6,560,210            142,257
                                ---------                                                              ---------            -------
                              $13,315,000                                                            $13,907,851           $487,510
                              ===========                                                            ===========           ========

STRATEGIC BOND

Purchases                      $5,907,719  EUR                  5,696,383         6/17/1999           $5,884,425          ($23,294)
                                  569,862  AUD                    880,000         7/28/1999              581,897             12,035
                                1,000,000  EUR                    953,680         7/28/1999              985,162            (14838)
                                ---------                                                                -------            -------
                               $7,477,581                                                             $7,451,484          ($26,097)
                               ==========                                                             ==========          ---------

Sales
Australian Dollar               4,930,000                      $3,247,756         7/28/1999           $3,259,944          ($12,188)
Euro                            3,024,769                       3,197,876         7/28/1999            3,124,619             73,257
Great British Pound             2,911,087                       4,631,888        7/28/1999            4,589,383              42,505
Norwegian Krone                 8,950,352                       1,141,492         7/28/1999            1,134,677              6,815
Swedish Krona                   8,960,000                       1,052,879         7/28/1999            1,057,320            (4,441)
                                                                ---------                              ---------            -------
                                                              $13,271,891                            $13,165,943           $105,948
                                                              ===========                            ===========           ========

CROSS CURRENCY:

                                                                  IN                                                  NET UNREALIZED
                                            RECEIVABLE          EXCHANGE                                               APPRECIATION
PAYABLE CURRENCY                 VALUE       CURRENCY             FOR              VALUE         SETTLEMENT DATE      (DEPRECIATION)
----------------                 -----       --------             ---              -----         ---------------      --------------
Euro                           $1,060,384      SEK              8,960,000        $1,062,745            7/28/1999             $2,361
Euro                            2,266,029      NOK             10,045,062         2,269,861            7/28/1999              3,832
Euro                            1,057,320      SEK              1,026,499         1,062,745            7/28/1999            (5,425)
                                ---------                                         ---------                                 -------
                               $4,383,733                                        $4,395,351                                    $768
                               ==========                                        ==========                                    ----
                                                                                                                           $80,619

                                                                                                                      NET UNREALIZED
                             CONTRACTS TO                      IN EXCHANGE       SETTLEMENT                            APPRECIATION
                               DELIVER                             FOR              DATE                VALUE         (DEPRECIATION)
                               -------                             ---              ----                -----         --------------
GLOBAL BOND

Purchases                      $3,019,707  EUR                  2,923,000          7/9/1999           $3,015,205           ($4,502)
                               18,316,883  JPY                984,038,464         7/14/1999           18,548,858            231,975
                                6,272,020  EUR                  5,917,000         7/15/1999            6,106,383          (165,637)
                                4,518,433  GBP                  2,816,000         7/15/1999            4,439,127           (79,306)
                                2,830,257  JPY                344,890,000         7/19/1999            2,859,008             28,751
                                  524,332  CAD                    765,000         7/21/1999              519,682            (4,650)
                                  768,513  CHF                  1,189,612         7/22/1999              766,935           ($1,578)
                               28,616,094  EUR                 27,696,000         7/22/1999           28,597,419           (18,675)
                                4,288,000  GBP                  6,861,529         7/22/1999            6,759,867          (101,662)
                                2,664,820  CHF                  4,099,226         7/23/1999            2,643,054           (21,766)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - continued
--------------------------------------------------------------------------------
COMMITMENTS, CONTINUED

                                                                                                                     NET UNREALIZED
                             CONTRACTS TO                      IN EXCHANGE       SETTLEMENT                            APPRECIATION
                               DELIVER                             FOR              DATE                VALUE         (DEPRECIATION)
                               -------                             ---              ----                -----         --------------
GLOBAL BOND, CONTINUED

Purchases, continued           $4,280,448  SEK                 36,231,000         7/23/1999           $4,274,093            ($6,355)
                                1,762,232  SEK                 14,998,000         7/30/1999            1,770,051              7,819
                                   67,161  DKK                    473,000          8/3/1999               65,724             (1,437)
                                8,657,377  JPY              1,043,987,000          8/5/1999            8,674,747             17,370
                                2,731,348  DKK                 18,825,000         8/10/1999            2,616,928          (114,420)
                                  524,625  JPY                 63,520,000         8/12/1999              528,355              3,730
                                3,088,459  AUD                  4,690,000         8/24/1999            3,102,153             13,694
                                ---------                                                              ---------             ------
                              $92,930,709                                                            $95,287,589         ($216,649)
                              ===========                                                            ===========         ----------

Sales
New Zealand Dollar             22,585,000                     $12,615,990         7/2/1999          $11,958,094           $657,896
Euro                            1,014,000                       1,067,458         7/9/1999            1,045,986             21,472
Euro                              500,000                         519,100        7/13/1999              515,926              3,175
Japanese Yen                  229,500,000                       1,912,110        7/14/1999            1,901,070             11,040
Euro                              893,000                         934,042        7/15/1999              921,582             12,460
Euro                            3,814,000                       3,970,278        7/15/1999            3,936,074             34,204
Great British Pound             4,490,000                       7,332,664        7/15/1999            7,078,011             254,653
Australian Dollar               5,444,000                       3,539,873        7/19/1999            3,599,483             (59,610)
Swiss Franc                     5,292,000                       3,565,197        7/22/1999            3,411,717            153,480
Swedish Krona                  22,914,000                       2,737,254        7/23/1999            2,703,115             34,140
Danish Krone                      741,000                         107,004        7/27/1999              102,922              4,082
Swedish Krona                   8,173,000                         969,111        7/30/1999              964,571              4,540
Australian Dollar                 200,000                         131,649        8/10/1999              132,267                (618)
Danish Krone                   88,887,000                      12,975,826        8/17/1999           12,362,080            613,746
Australian Dollar               7,186,000                       4,737,191        8/24/1999            4,753,108             (15,917)
Danish Krone                    4,735,000                         691,019        8/24/1999              658,825             32,194
Danish Krone                   10,031,000                       1,464,700        8/31/1999            1,396,249             68,451
Euro                            1,350,000                       1,413,646        8/31/1999            1,398,021             15,625
Danish Krone                    1,119,000                         160,898         9/7/1999              155,829              5,069
Danish Krone                    4,916,000                         709,676        9/14/1999              684,900             24,776
                                                              -----------                           -----------         ----------
                                                              $61,554,686                           $59,679,830         $1,874,858
                                                              ===========                           ===========         ----------
                                                                                                                        $1,658,209
                                                                                                                        ==========

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MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
--------------------------------------------------------------------------------


         On April 27, 1999, a Special Meeting of Shareholders of Manufacturers Investment Trust (the "Trust") was held at 73 Tremont Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:


Proposal 1        Approval of an Amended and Restated Advisory Agreement between the Trust, on behalf of each portfolio, and Manufacturers
                  Securities Services, LLC ("Manulife Securities" or the
                  "Adviser");

Proposal 1A       Approval of an increase, from 0.750% to 0.800%, in the
                  advisory fee payable to Manulife Securities in connection with the Moderate Asset Allocation Trust (only shareholders of the
                  Moderate Asset Allocation Trust voted on Proposal 1A);

Proposal 1B       Approval of an increase, from 0.750% to 0.850%, in the
                  advisory fee payable to Manulife Securities in connection with the Equity Trust (only shareholders of the Equity Trust voted on Proposal 1B);

Proposal 1C       Approval of an increase, from 0.750% to 0.875%, in the
                  advisory fee payable to Manulife Securities in connection with the Aggressive Asset Allocation Trust (only shareholders of the Aggressive Asset Allocation Trust voted on Proposal 1C);

Proposal 1D       Approval of an increase, from 0.800% to 0.875%, in the
                  advisory fee payable to Manulife Securities in connection with the Equity-Income Trust (only shareholders of the Equity-Income Trust voted on Proposal 1D);

Proposal 2        Approval of a change to the investment objective of the
                  Conservative Asset Allocation Trust (only shareholders of the
                  Conservative Asset Allocation Trust voted on Proposal 2);

Proposal 3        Approval of a change to the investment objective of the
                  Moderate Asset Allocation Trust (only shareholders of the
                  Moderate Asset Allocation Trust voted on Proposal 3);

Proposal 4        Approval of a change to the investment objective of the
                  Aggressive Asset Allocation Trust (only shareholders of the
                  Aggressive Asset Allocation Trust voted on Proposal 4);

Proposal 5        Approval of a change to the investment objective of the
                  Emerging Small Company Trust (only shareholders of the
                  Emerging Small Company Trust voted on Proposal 5);

Proposal 6        Approval of a change to the investment objective of the
                  Pilgrim Baxter Growth Trust (only shareholders of the Pilgrim
                  Baxter Growth Trust voted on Proposal 6);

Proposal 7        Approval of a change to the investment objective of the
                  International Growth and Income Trust (only shareholders of the International Growth and Income Trust voted on Proposal
                  7);

Proposal 8        Approval of a change to the investment objective of the Global
                  Government Bond Trust (only shareholders of the Global
                  Government Bond Trust voted on Proposal 8);

Proposal 9        Ratification of the selection of PricewaterhouseCoopers LLP as the independent accountants for the Trust for its fiscal year ending December 31, 1999.

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MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------


At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                                     SHARES
  ----------                               ----------------------------------------------------------
  PORTFOLIO                                   FOR                    AGAINST                ABSTAINED
  ----------                               ----------              ----------              ----------
PROPOSAL 1
Pacific Rim Emerging Markets Trust          2,943,064                 184,456                 227,812
Science & Technology Trust                 10,147,525                 844,310                 701,197
International Small Cap Trust               8,023,543                 486,952                 536,481
Emerging Small Company Trust               10,075,129                 963,422               1,135,155
Pilgrim Baxter Growth Trust                 9,311,477                 464,134                 592,216
Small/Mid Cap Trust                        17,624,081               1,415,946               1,149,745
International Stock Trust                  15,375,882               1,280,779                 922,820
Worldwide Growth Trust                      2,298,903                 133,938                 181,504
Global Equity Trust                        37,822,197               2,678,681               2,644,370
Small Company Value Trust                  11,863,645                 659,752               1,162,834
Equity Trust                               65,389,885               4,324,381               4,850,162
Growth Trust                               13,731,272                 851,749                 898,631
Quantitative Equity Trust                   9,277,359               1,039,074                 514,955
Equity Index Trust                          3,630,855                 830,853                 109,571
Blue Chip Growth Trust                     54,212,794               3,703,701               3,948,129
Real Estate Securities Trust                9,285,582                 633,934                 536,375
Value Trust                                15,109,548                 942,227               1,054,964
International Growth and Income Trust      17,050,190                 829,207                 926,910
Growth and Income Trust                    72,372,204               4,662,072               5,207,890
Equity-Income Trust                        51,811,896               3,146,293               3,463,343
Balanced Trust                             12,376,669               1,073,526                 805,001
Aggressive Asset Allocation Trust          15,229,578                 991,428                 881,093
High Yield Trust                           12,409,501                 820,705               1,253,777
Moderate Asset Allocation Trust            39,998,387               2,080,068               3,022,956
Conservative Asset Allocation Trust        14,588,752                 851,161                 850,870
Strategic Bond Trust                       32,042,830               1,701,137               2,406,543
Global Government Bond Trust               12,436,120                 574,355                 851,535
Capital Growth Bond Trust                   4,375,033                 243,304                 745,906
Investment Quality Bond Trust              21,920,363               1,413,377               1,878,122
U.S. Government Securities Trust           23,824,421               1,147,982               2,349,394
Money Market Trust                         62,327,126               6,721,221               6,679,408
Lifestyle Aggressive 1000 Trust             4,597,759                 351,883                 557,016
Lifestyle Growth 820 Trust                 21,223,515               1,693,868               2,575,654
Lifestyle Balanced 640 Trust               23,440,003                 870,946               2,506,962
Lifestyle Moderate 460 Trust                8,789,822                 509,493               1,041,772
Lifestyle Conservative 280 Trust            5,671,277                 193,350                541,299

MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------


                                                                     SHARES
  ----------                              -----------------------------------------------------------
  PORTFOLIO                                   FOR                   AGAINST                ABSTAINED
  ----------                              -----------             -----------             -----------


PROPOSAL 1A
Moderate Asset Allocation Trust            33,360,901               9,448,412               2,292,097

PROPOSAL 1B
Equity Trust                               53,983,986              16,900,659               3,679,784

PROPOSAL 1C
Aggressive Asset Allocation Trust          12,364,827               4,147,847                 589,426

PROPOSAL 1D
Equity-Income Trust                        43,714,642              11,987,421               2,719,468

PROPOSAL 2
Conservative Asset Allocation Trust        14,114,252               1,139,262               1,037,268

PROPOSAL 3
Moderate Asset Allocation Trust            39,697,892               2,621,546               2,781,972

PROPOSAL 4
Aggressive Asset Allocation Trust          14,812,973               1,231,344               1,057,783

PROPOSAL 5
Emerging Small Company Trust               10,365,639                 762,177               1,045,891

PROPOSAL 6
Pilgrim Baxter Growth Trust                 9,415,489                 479,250                 473,088

PROPOSAL 7
International Growth and Income Trust      17,026,084                 868,327                 911,895

PROPOSAL 8
Global Government Bond Trust               12,515,694                 597,023                 749,293

PROPOSAL 9
All Series of the Trust                   805,077,288              14,182,518              44,374,415

MANUFACTURERS INVESTMENT TRUST
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------


         On April 27, 1999 a Special Meeting of Shareholders of Manufacturers Investment Trust (the "Trust"), was held at 73 Tremont Street, Boston, MA at 10:00 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 1        Approval of an Agreement and Plan of Reorganization (the
                  "Plan") of the Trust on behalf of the Worldwide Growth Trust and the Capital Growth Bond Trust portfolios (collectively, the "Transferor Portfolios") and the Global Equity Trust and the Investment Quality Bond Trust portfolios (collectively, the "Acquiring Portfolios"). The following table depicts each Transferor Portfolio and the corresponding Acquiring Portfolio into which such Transferor Portfolio will be merged:

                          Transferor Portfolios                    Corresponding Acquiring Portfolios
                          ---------------------                    ----------------------------------
                          Worldwide Growth Trust                   Global Equity Trust
                          Capital Growth Bond Trust                Investment Quality Bond Trust

Required Vote: Approval of the Plan required the affirmative vote of the holders of at least a "majority of the outstanding voting securities" of each of the Transferor Portfolios. Upon motion duly made and seconded, shares of each Transferor Portfolio were voted as follows:

                                                                     SHARES
  ----------                              -----------------------------------------------------------
  PORTFOLIO                                   FOR                   AGAINST                ABSTAINED
  ----------                              -----------             -----------             -----------

PROPOSAL 1
Worldwide Growth Trust                      2,367,636                  61,031                 185,678
Capital Growth Bond Trust                   4,450,304                 160,072                 753,867

Management of the Trust

Trustees
John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
Samuel Hoar
F. David Rolwing


Officers
John DesPrez, III, President
James R. Boyle, Treasurer
John G. Vrysen, Vice President
James D. Gallagher, Secretary


Investment Adviser
Manufacturers Securities Services, LLC
Boston, Massachusetts


Manulife Financial and the block design are registered service marks of The Manufacturers Life Insurance Company and are used by it and its subsidiaries.


Issuer of Venture Annuities
The Manufacturers Life Insurance
Company of North America
PO Box 9230
Boston, Massachusetts 02205-9230
800-344-1029


Issuer of Venture VUL, SVUL, and COLI VUL Variable Life
The Manufacturers Life Insurance
Company of America
200 Bloor Street East
Toronto, Ontario, Canada M4W1E5
800-827-4546


Principal Underwriter of Venture Annuities
Manufacturers Securities Services, LLC
Boston, Massachusetts


Promotional Agent of Venture Annuities
Wood Logan Associates, Inc.
Old Greenwich, Connecticut


Principal Underwriter of Venture VUL, SVUL, and COLI VUL
ManEquity, Inc.
Toronto, Ontario, Canada